UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code:	(610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2012 – December 31, 2012
Item 1: Reports to Shareholders

Annual Report | December 31, 2012

Vanguard Balanced Index Fund

> For the 12 months ended December 31, 2012, Vanguard Balanced Index Fund returned more than 11%.

> The result trailed the return of the fund’s benchmark index and the average return of its peers.

> The broad U.S. stock market returned more than 16% for the year, while the aggregate U.S. bond market was up about 4%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Balanced Index Fund
Investor Shares	11.33%
Admiral™ Shares	11.49
Signal® Shares	11.49
Institutional Shares	11.51
Balanced Composite Index	11.72
Mixed-Asset Target Allocation Growth Funds Average	12.69
For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$21.78	$23.76	$0.477	$0.000
Admiral Shares	21.78	23.76	0.510	0.000
Signal Shares	21.55	23.51	0.505	0.000
Institutional Shares	21.78	23.76	0.514	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Balanced Index Fund returned more than 11% in 2012, lagging its benchmark and the average return of its peers.

The fund, which consists of about 60% stocks and 40% bonds, benefited from a strong year for the U.S. stock market despite considerable economic, political, and fiscal uncertainty. Returns were also solid for its bond portfolio as the Federal Reserve and anxious investors bid up bond prices, reducing interest rates.

With help from central banks, stocks posted strong results

Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

2

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead

The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than they have in recent years. As yields have tumbled, the opportunity for future bond

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Positive returns in all sectors lifted the fund’s stock portfolio

The stock portion of Vanguard Balanced Index Fund successfully tracked the U.S. stock market, returning 16.33%, close to the 16.44% return of the fund’s stock benchmark. All ten stock sectors had gains, led by financial and consumer discretionary stocks. The fund’s value stocks, which are more heavily weighted toward banks and other financial firms, outperformed its growth stocks.

The effect of low interest rates could be seen as housing finally turned around in 2012. Bank stocks found favor as mortgage lending picked up. Investors also bid up stocks of manufacturers or providers of nonessentials associated with homeownership and better times in general—new cars, TVs, cable service, and the like. Information technology and health-care holdings also contributed strongly. In IT, the largest sector in the fund’s stock portfolio, software and internet firms benefited from the spread of smartphones and tablets; in health care, biotechnology stocks provided the boost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.24%	0.10%	0.10%	0.08%	1.02%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the fund’s expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal
Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

Utilities contributed the least to performance, though that sector’s small weighting in the fund muted the effect. Energy stocks also had small gains.

The fund’s bond holdings modestly lagged their benchmark

Vanguard Balanced Index Fund’s bond holdings returned 4.01%, versus the 4.32% return of its benchmark index representing the total U.S. taxable bond market. The modest difference reflects operating and transaction costs and differences in the timing of bond prices used to calculate fund and index returns.

Fed action and investor demand supported prices of U.S. Treasuries, which along with federal agency debt made up about 45% of the fund’s bond portfolio at the end of 2012.

Although our expectations for bond returns in coming years are low, a stock/bond mix such as that held by Vanguard Balanced Index Fund may smooth out market swings, since stock and bond prices can move in opposite directions. Bonds may suffer losses as interest rates rise, but proceeds reinvested at those higher rates can enhance returns over time.

Over ten years, the fund has been consistent with its objective

As I noted earlier, the fund’s 2012 return was below that of its benchmark and its peer-group average. The peer group, the Mixed-Asset Target Allocation Growth Funds Average, includes funds with stock allocations ranging from about 60% of assets—comparable to that of the Balanced Index Fund—to 80% of assets.

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Balanced Index Fund Investor Shares	7.07%
Balanced Composite Index	7.25
Mixed-Asset Target Allocation Growth Funds Average	5.97

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Because 2012 was a strong year for stocks, peer funds on the upper end of the range could show stronger returns.

Over the past decade, the fund recorded an average annual return of 7.07%, outperforming its peers by more than 1 percentage point. Consistent with its objective, the fund closely followed its benchmark, the Balanced Composite Index, for the decade.

Your fund will seek to track a new benchmark index

In early October, we announced that

Vanguard Balanced Index Fund would adopt a new target benchmark as part

Investment insight
How a balanced fund can buffer market volatility
A portfolio of stocks and bonds can position an investor for good times and bad:
Stocks offer the potential for growth, and bonds can act as a shock absorber during stocks’ down days, as in 2008. Of course, when stocks are on the upswing, as in
2012, a mix such as that in the Balanced Index Fund will limit the potential for gains.
The accompanying chart compares the fund’s results with the total returns of all-stock and all-bond benchmark indexes.

A look at the Balanced Index Fund’s recent history

Note: Data through December 31, 2012. Stocks represented by MSCI US Broad Market Index. Bonds represented by Barclays
U.S. Aggregate Bond Index through December 31, 2009, and Barclays U.S. Aggregate Float Adjusted Index thereafter.
Source: Vanguard.

6

of a broader transition affecting 22 of our index funds. The transition, which was completed for this fund on January 15, 2013, is expected to produce significant long-term savings for Vanguard clients.

The new benchmark for the fund is supplied by the University of Chicago’s Center for Research in Security Prices. CRSP is one of 11 research centers at the University of Chicago Booth School of Business. In 1960, the research organization pioneered the development of U.S. stock market data that are widely used in academic and investment research today.

Gus Sauter united traditional values with pioneering investment acumen

When I was interviewing for a job at

Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on Gus to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, Gus helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at

Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2013

7

Balanced Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%
30-Day SEC Yield	1.70%	1.84%	1.84%	1.86%

Equity and Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,196	3,259
Median Market Cap	$35.0B	$35.0B
Price/Earnings Ratio	16.7x	16.7x
Price/Book Ratio	2.1x	2.1x
Return on Equity	17.2%	17.2%
Earnings Growth Rate	9.7%	9.8%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	43%	—
Short-Term Reserves	3.3%	—

Fixed Income Characteristics

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,292	8,109
Yield to Maturity
(before expenses)	1.7%	1.7%
Average Coupon	3.6%	3.5%
Average Duration	5.1 years	5.2 years
Average Effective
Maturity	7.1 years	7.1 years

Total Fund Volatility Measures
	Balanced
	Composite	MSCI US Broad
	Index	Market Index
R-Squared	1.00	0.99
Beta	1.00	0.57

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	2.5
General Electric Co.	Industrial
	Conglomerates	1.4
Chevron Corp.	Integrated Oil & Gas	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Microsoft Corp.	Systems Software	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Pfizer Inc.	Pharmaceuticals	1.2
Procter & Gamble Co.	Household Products	1.2
Top Ten		15.9%
Top Ten as % of Total Net Assets		9.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2012, the expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal
Shares, and 0.08% for Institutional Shares.

8

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer
Discretionary	12.4%	12.4%
Consumer Staples	9.4	9.4
Energy	10.1	10.1
Financials	16.6	16.6
Health Care	11.7	11.8
Industrials	11.1	11.1
Information
Technology	18.6	18.5
Materials	4.0	4.0
Telecommunication
Services	2.7	2.7
Utilities	3.4	3.4

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	2.5%
Finance	7.4
Foreign	4.8
Government Mortgage-Backed	24.8
Industrial	12.3
Treasury/Agency	44.6
Utilities	2.6
Other	1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	69.0%
Aaa	3.9
Aa	4.4
A	11.5
Baa	11.2

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

9

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Balanced Index Fund Investor Shares	11.33%	4.14%	7.07%	$19,799
- - - - - -	Spliced Barclays U.S. Aggregate Float
	Adjusted Index	4.32	5.99	5.20	16,610
••••••••	Balanced Composite Index	11.72	4.38	7.25	20,144
– – – –	Mixed-Asset Target Allocation

	Growth Funds Average	12.69	1.77	5.97	17,854
	Spliced Total Stock Market Index	16.44	2.27	7.96	21,504
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

10

Balanced Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	11.49%	4.26%	7.18%	$20,010
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	16,610
Balanced Composite Index	11.72	4.38	7.25	20,144

Spliced Total Stock Market Index	16.44	2.27	7.96	21,504

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Balanced Index Fund Signal Shares	11.49%	4.27%	5.35%	$13,910
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	6.16	14,603
Balanced Composite Index	11.72	4.38	5.43	13,978
Spliced Total Stock Market Index	16.44	2.27	4.08	12,878
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	11.51%	4.30%	7.22%	$10,038,629
Spliced Barclays U.S. Aggregate Float
Adjusted Index	4.32	5.99	5.20	8,304,800
Balanced Composite Index	11.72	4.38	7.25	10,072,070
Spliced Total Stock Market Index	16.44	2.27	7.96	10,751,938

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

For a benchmark description, see the Glossary.

11

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Home Depot Inc.	994,402	61,504	0.4%
* Amazon.com Inc.	238,582	59,917	0.4%
McDonald’s Corp.	665,238	58,681	0.3%
Comcast Corp. Class A	1,547,590	57,849	0.3%
Walt Disney Co.	1,124,465	55,987	0.3%
Consumer Discretionary—Other †		993,940	5.8%
		1,287,878	7.5%
Consumer Staples
Procter & Gamble Co.	1,819,073	123,497	0.7%
Coca-Cola Co.	2,678,846	97,108	0.6%
Philip Morris International Inc.	1,112,080	93,014	0.5%
Wal-Mart Stores Inc.	1,227,610	83,760	0.5%
PepsiCo Inc.	1,026,667	70,255	0.4%
Consumer Staples—Other †		506,432	3.0%
		974,066	5.7%
Energy
Exxon Mobil Corp.	3,045,152	263,558	1.5%
ChevronCorp.	1,294,416	139,978	0.8%
Schlumberger Ltd.	875,421	60,658	0.4%
ConocoPhillips	761,118	44,137	0.3%
Energy—Other †		542,417	3.1%
		1,050,748	6.1%
Financials
Wells Fargo & Co.	3,310,472	113,152	0.7%
JPMorgan Chase & Co.	2,506,064	110,192	0.6%
Bank of America Corp.	7,109,688	82,472	0.5%
CitigroupInc.	1,934,566	76,531	0.4%
Financials—Other†		1,331,191	7.7%
		1,713,538	9.9%

12

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,818,855	127,502	0.7%
Pfizer Inc.	4,927,688	123,586	0.7%
Merck & Co. Inc.	2,009,249	82,259	0.5%
Abbott Laboratories	1,035,268	67,810	0.4%
Amgen Inc.	508,446	43,889	0.3%
Health Care—Other †		770,169	4.5%
		1,215,215	7.1%
Industrials
General Electric Co.	6,965,788	146,212	0.8%
United Technologies Corp.	571,361	46,857	0.3%
Industrials—Other †		956,496	5.6%
		1,149,565	6.7%
Information Technology
Apple Inc.	618,413	329,633	1.9%
International Business Machines Corp.	716,191	137,186	0.8%
Microsoft Corp.	4,977,504	133,049	0.8%
* Google Inc. Class A	172,818	122,592	0.7%
Oracle Corp.	2,576,835	85,860	0.5%
QUALCOMMInc.	1,123,631	69,688	0.4%
CiscoSystems Inc.	3,534,015	69,443	0.4%
Intel Corp.	3,300,554	68,090	0.4%
VisaInc. Class A	347,925	52,738	0.3%
Information Technology—Other †		844,689	4.9%
		1,912,968	11.1%

Materials †		416,623	2.4%

Telecommunication Services
AT&T Inc.	3,805,877	128,296	0.7%
Verizon Communications Inc.	1,879,448	81,324	0.5%
Telecommunication Services—Other †		68,568	0.4%
		278,188	1.6%

Utilities †		354,549	2.1%
Total Common Stocks (Cost $6,997,376)		10,353,338	60.2%[1]

13

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.000%	9/30/16	73,100	74,471	0.4%
	United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,801	0.4%
	United States Treasury Note/Bond	2.625%	11/15/20	58,233	63,856	0.4%
	United States Treasury Note/Bond	0.125%	9/30/13	61,025	61,006	0.3%
	United States Treasury Note/Bond	4.250%	8/15/14	54,050	57,546	0.3%
	United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,148	0.3%
	United States Treasury Note/Bond	3.125%	4/30/17	45,900	50,848	0.3%
	United States Treasury Note/Bond	0.250%	9/15/15	50,830	50,719	0.3%
	United States Treasury Note/Bond	1.875%	4/30/14	44,975	45,959	0.3%
	United States Treasury Note/Bond	3.375%	11/15/19	39,402	45,251	0.3%
	United States Treasury Note/Bond	6.250%	8/15/23	31,555	45,193	0.3%
	United States Treasury Note/Bond	0.250%	12/15/15	44,630	44,491	0.3%
2	United States Treasury
	Note/Bond	0.125%–11.250%	2/28/13–11/15/42	1,891,525	2,055,545	11.9%
					2,712,834	15.8%
Agency Bonds and Notes
3	Federal Home Loan
	Mortgage Corp.	0.500%–6.750%	1/15/14–7/15/32	92,255	98,720	0.6%
3	Federal National
	Mortgage Assn.	0.000%–7.250%	1/2/14–7/15/37	109,625	115,867	0.6%
	Agency Bonds
	and Notes—Other †				51,087	0.3%
					265,674	1.5%
Conventional Mortgage-Backed Securities
3,[4],5 Fannie Mae Pool		3.500%	1/1/43	60,330	64,327	0.4%
3,[4],5 Fannie Mae Pool	2.500%–9.500%		5/1/13–1/1/43	642,544	692,906	4.0%
3,[4],5 Freddie Mac Gold Pool	2.500%–10.000%		1/1/13–2/1/43	431,576	462,444	2.7%
[4],5	GinnieMae I Pool	3.000%–10.000%	3/15/13–1/1/43	160,178	175,964	1.0%
[4],5	GinnieMae II Pool	3.500%	1/1/43	64,125	69,676	0.4%
[4],5	GinnieMae II Pool	3.000%–7.000%	3/20/18–1/1/43	203,357	222,714	1.3%
					1,688,031	9.8%
Nonconventional Mortgage-Backed Securities
[3,5,6] Fannie Mae Pool	1.837%–6.074%		11/1/33–9/1/42	26,306	27,880	0.2%
[3,5,6] Freddie Mac Non Gold Pool	2.165%–6.409%		11/1/34–3/1/42	17,174	18,269	0.1%
[4],5,6 Ginnie Mae II Pool	2.500%–5.000%		7/20/38–1/20/42	12,883	13,627	0.1%
					59,776	0.4%
Total U.S. Government and Agency Obligations (Cost $4,565,310)					4,726,315	27.5%
Asset-Backed/Commercial Mortgage-Backed Securities
5	GE Commercial Mortgage Corp.
	Series 2005-C3 Trust	4.974%	7/10/45	315	352	0.0%
5	GE Commercial Mortgage Corp.
	Series 2006-C1 Trust	5.296%	3/10/44	1,275	1,426	0.0%
5	GE Commercial Mortgage Corp.
	Series 2007-C1 Trust	5.543%	12/10/49	850	959	0.0%
7	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				164,618	1.0%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $149,337)					167,355	1.0%

14

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Corporate Bonds
Finance
7	Banking †				324,143	1.9%
7	Brokerage †				10,268	0.1%
	Finance Companies
5	General Electric Capital Corp. 1.000%–6.875%		1/8/13–11/15/67	31,220	36,060	0.1%
	FinanceCompanies—Other †				10,772	0.1%
7	Insurance †				88,613	0.5%
	Other Finance †				2,639	0.0%
	Real Estate Investment Trusts †				33,476	0.2%
					505,971	2.9%
Industrial
	Basic Industry †				78,111	0.4%
	Capital Goods
	General Electric Co.	0.850%–5.250%	10/9/15–10/9/42	5,265	5,667	0.1%
7	Capital Goods—Other †				73,646	0.4%
7	Communication †				151,360	0.9%
7	Consumer Cyclical †				101,231	0.6%
7	Consumer Noncyclical †				206,371	1.2%
	Energy
	XTOEnergy Inc.	6.250%	8/1/17	400	496	0.0%
7	Energy—Other †				114,162	0.7%
7	Other Industrial †				2,468	0.0%
7	Technology †				70,747	0.4%
7	Transportation †				32,752	0.2%
					837,011	4.9%
Utilities
7	Electric †				115,158	0.7%
7	Natural Gas †				57,557	0.3%
	Other Utility †				2,003	0.0%
					174,718	1.0%
Total Corporate Bonds (Cost $1,386,499)					1,517,700	8.8%
[7]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $307,050) †					329,140	1.9%
Taxable Municipal Bonds (Cost $57,920) †					67,821	0.4%

				Shares
Temporary Cash Investment
Money Market Fund
[8],9	Vanguard Market Liquidity Fund
	(Cost $641,997)	0.162%		641,996,902	641,997	3.7%[1]

[10]Total Investments (Cost $14,105,489)					17,803,666	103.5%
Other Assets and Liabilities
Other Assets					162,410	0.9%
Liabilities[9]					(756,383)	(4.4%)
					(593,973)	(3.5%)
Net Assets					17,209,693	100.0%

15

Balanced Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	13,624,086
Overdistributed Net Investment Income	(16,363)
Accumulated Net Realized Losses	(96,156)
Unrealized Appreciation (Depreciation)
Investment Securities	3,698,177
Futures Contracts	(51)
Net Assets	17,209,693

Investor Shares—Net Assets
Applicable to 119,691,275 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,843,974
Net Asset Value Per Share—Investor Shares	$23.76

Admiral Shares—Net Assets
Applicable to 311,731,356 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,406,901
Net Asset Value Per Share—Admiral Shares	$23.76

Signal Shares—Net Assets
Applicable to 59,753,099 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,404,545
Net Asset Value Per Share—Signal Shares	$23.51

Institutional Shares—Net Assets
Applicable to 233,746,689 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,554,273
Net Asset Value Per Share—Institutional Shares	$23.76

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.5% and 3.4%, respectively, of net assets.
2 Securities with a value of $2,803,000 have been segregated as initial margin for open futures contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2012.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $31,993,000, representing 0.2% of net assets.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
9 Includes $4,732,000 of collateral received for securities on loan.
10 The total value of securities on loan is $4,567,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends[1]	218,655
Interest[2]	157,131
Security Lending	1,365
Total Income	377,151
Expenses
The Vanguard Group—Note B
Investment Advisory Services	940
Management and Administrative—Investor Shares	6,604
Management and Administrative—Admiral Shares	4,849
Management and Administrative—Signal Shares	798
Management and Administrative—Institutional Shares	2,408
Marketing and Distribution—Investor Shares	743
Marketing and Distribution—Admiral Shares	974
Marketing and Distribution—Signal Shares	342
Marketing and Distribution—Institutional Shares	1,208
Custodian Fees	260
Auditing Fees	39
Shareholders’ Reports—Investor Shares	85
Shareholders’ Reports—Admiral Shares	58
Shareholders’ Reports—Signal Shares	19
Shareholders’ Reports—Institutional Shares	54
Trustees’ Fees and Expenses	16
Total Expenses	19,397
Net Investment Income	357,754
Realized Net Gain (Loss)
Investment Securities Sold	121,130
Futures Contracts	6,773
Realized Net Gain (Loss)	127,903
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,079,419
Futures Contracts	(532)
Change in Unrealized Appreciation (Depreciation)	1,078,887
Net Increase (Decrease) in Net Assets Resulting from Operations	1,564,544
1 Dividends are net of foreign withholding taxes of $131,000.
2 Interest income from an affiliated company of the fund was $642,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	357,754	258,264
Realized Net Gain (Loss)	127,903	79,149
Change in Unrealized Appreciation (Depreciation)	1,078,887	100,785
Net Increase (Decrease) in Net Assets Resulting from Operations	1,564,544	438,198
Distributions
Net Investment Income
Investor Shares	(65,648)	(46,654)
Admiral Shares	(148,082)	(96,064)
SignalShares	(27,802)	(21,937)
Institutional Shares	(115,934)	(92,568)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
SignalShares	—	—
Institutional Shares	—	—
Total Distributions	(357,466)	(257,223)
Capital Share Transactions
Investor Shares	684,629	(422,906)
Admiral Shares	2,696,582	343,179
SignalShares	201,058	466,507
Institutional Shares	916,988	716,971
Net Increase (Decrease) from Capital Share Transactions	4,499,257	1,103,751
Total Increase (Decrease)	5,706,335	1,284,726
Net Assets
Beginning of Period	11,503,358	10,218,632
End of Period[1]	17,209,693	11,503,358
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,363,000) and ($16,651,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.78	$21.38	$19.35	$16.59	$22.01
Investment Operations
Net Investment Income	.486	.482	.477	.507	.615
Net Realized and Unrealized Gain (Loss)
on Investments	1.971	.395	2.032	2.767	(5.432)
Total from Investment Operations	2.457	.877	2.509	3.274	(4.817)
Distributions
Dividends from Net Investment Income	(.477)	(.477)	(.479)	(.514)	(.603)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.477)	(.477)	(.479)	(.514)	(.603)
Net Asset Value, End of Period	$23.76	$21.78	$21.38	$19.35	$16.59

Total Return[1]	11.33%	4.14%	13.13%	20.05%	-22.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,844	$1,921	$2,306	$3,431	$2,731
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.25%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.13%	2.22%	2.38%	2.91%	3.11%
Portfolio Turnover Rate	43%[2]	67%[2]	49%[2]	55%	50%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.78	$21.38	$19.35	$16.60	$22.02
Investment Operations
Net Investment Income	.520	.514	.506	.527	.633
Net Realized and Unrealized Gain (Loss)
on Investments	1.970	.395	2.032	2.757	(5.432)
Total from Investment Operations	2.490	.909	2.538	3.284	(4.799)
Distributions
Dividends from Net Investment Income	(.510)	(.509)	(.508)	(.534)	(.621)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.510)	(.509)	(.508)	(.534)	(.621)
Net Asset Value, End of Period	$23.76	$21.78	$21.38	$19.35	$16.60

Total Return[1]	11.49%	4.29%	13.29%	20.11%	-22.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,407	$4,254	$3,840	$1,850	$1,536
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.36%	2.52%	3.02%	3.20%
Portfolio Turnover Rate	43%[2]	67%[2]	49%[2]	55%	50%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.55	$21.15	$19.15	$16.42	$21.78
Investment Operations
Net Investment Income	.513	.510	.502	.521	.626
Net Realized and Unrealized Gain (Loss)
on Investments	1.952	.394	2.002	2.737	(5.371)
Total from Investment Operations	2.465	.904	2.504	3.258	(4.745)
Distributions
Dividends from Net Investment Income	(.505)	(.504)	(.504)	(.528)	(.615)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.505)	(.504)	(.504)	(.528)	(.615)
Net Asset Value, End of Period	$23.51	$21.55	$21.15	$19.15	$16.42

Total Return	11.49%	4.31%	13.25%	20.17%	-22.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,405	$1,104	$627	$869	$860
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.36%	2.52%	3.02%	3.20%
Portfolio Turnover Rate	43%[1]	67%[1]	49%[1]	55%	50%
1 Includes 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.78	$21.38	$19.35	$16.60	$22.02
Investment Operations
Net Investment Income	.523	.519	.515	.536	.640
Net Realized and Unrealized Gain (Loss)
on Investments	1.971	.394	2.032	2.758	(5.432)
Total from Investment Operations	2.494	.913	2.547	3.294	(4.792)
Distributions
Dividends from Net Investment Income	(.514)	(.513)	(.517)	(.544)	(.628)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.514)	(.513)	(.517)	(.544)	(.628)
Net Asset Value, End of Period	$23.76	$21.78	$21.38	$19.35	$16.60

Total Return	11.51%	4.31%	13.34%	20.18%	-22.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,554	$4,224	$3,446	$2,869	$2,299
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.29%	2.38%	2.56%	3.08%	3.24%
Portfolio Turnover Rate	43%[1]	67%[1]	49%[1]	55%	50%
1 Includes 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statement

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factor as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed

23

Balanced Index Fund

securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future.

The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

24

Balanced Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2012, the fund had contributed capital of $2,353,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,353,311	—	27
U.S. Government and Agency Obligations	—	4,726,315	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	167,355	—
Corporate Bonds	—	1,517,700	—
Sovereign Bonds	—	329,140	—
Taxable Municipal Bonds	—	67,821	—
Temporary Cash Investments	641,997	—	—
Futures Contracts—Assets[1]	1,301	—	—
Total	10,996,609	6,808,331	27
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2013	101	35,858	(13)
E-mini S&P 500 Index	March 2013	85	6,035	(37)
E-mini S&P MidCap Index	March 2013	50	5,091	(29)
E-mini Russell 2000 Index	March 2013	55	4,656	28

25

Balanced Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2012, the fund had $2,575,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $127,245,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $95,974,000 to offset future net capital gains through December 31, 2017.

At December 31, 2012, the cost of investment securities for tax purposes was $14,105,817,000.

Net unrealized appreciation of investment securities for tax purposes was $3,697,849,000, consisting of unrealized gains of $4,219,954,000 on securities that had risen in value since their purchase and $522,105,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $3,550,914,000 of investment securities and sold $963,750,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,367,886,000 and $5,839,493,000, respectively.

26

Balanced Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	623,317	26,955	628,702	28,991
Issued in Connection with Acquisition of
Asset Allocation Fund	1,649,948	72,222	—	—
Issued in Lieu of Cash Distributions	63,688	2,727	45,709	2,112
Redeemed	(1,652,324)	(70,409)	(1,097,317)	(50,783)
Net Increase (Decrease)—Investor Shares	684,629	31,495	(422,906)	(19,680)
Admiral Shares
Issued	1,871,266	79,721	794,035	36,472
Issued in Connection with Acquisition of
Asset Allocation Fund	1,493,668	65,400	—	—
Issued in Lieu of Cash Distributions	137,727	5,876	89,249	4,125
Redeemed	(806,079)	(34,594)	(540,105)	(24,891)
Net Increase (Decrease)—Admiral Shares	2,696,582	116,403	343,179	15,706
Signal Shares
Issued	776,295	33,761	726,658	33,602
Issued in Lieu of Cash Distributions	26,794	1,156	21,101	987
Redeemed	(602,031)	(26,412)	(281,252)	(12,983)
Net Increase (Decrease)—Signal Shares	201,058	8,505	466,507	21,606
Institutional Shares
Issued	1,484,142	64,497	1,184,061	54,272
Issued in Lieu of Cash Distributions	114,793	4,901	91,801	4,247
Redeemed	(681,947)	(29,576)	(558,891)	(25,788)
Net Increase (Decrease)—Institutional Shares	916,988	39,822	716,971	32,731

H. On February 10, 2012, the fund acquired all the net assets of Vanguard Asset Allocation Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 137,622,000 of the Balanced Index Fund’s capital shares for the 92,417,000 shares of Asset Allocation Fund outstanding on February 10, 2012. Each class of shares of Asset Allocation Fund was exchanged for the like class of shares of Balanced Index. Asset Allocation Fund’s net assets of $3,143,616,000, including $447,033,000 of unrealized appreciation, were combined with Balanced Index Fund’s net assets of $12,363,985,000, resulting in combined net assets of $15,507,601,000 on February 10, 2012.

27

Balanced Index Fund

Assuming that the acquisition had been completed on January 1, 2012, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended December 31, 2012, would be:

($000)
Net Investment Income	387,959
Realized Net Gain (Loss)	157,860
Change in Unrealized Appreciation (Depreciation)	1,210,039
Net Increase (Decrease) in Net Assets Resulting from Operations	1,755,858

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Asset Allocation Fund that have been included in the fund’s statement of operations since February 10, 2012.

I. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the equity portion of the fund’s benchmark index from the Balanced Composite Index (60% MSCI U.S. Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index) to the Balanced Composite Index (60% CRSP U.S. Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index). The benchmark change was effective on January 15, 2013. The fund’s investment objective has not changed.

28

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2013

Special 2012 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $203,827,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 55.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income.(In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares
Periods Ended December 31, 2012
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	11.33%	4.14%	7.07%
Returns After Taxes on Distributions	10.80	3.46	6.31
Returns After Taxes on Distributions and Sale of Fund Shares	7.61	3.21	5.80

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,045.32	$1.24
Admiral Shares	1,000.00	1,045.69	0.52
Signal Shares	1,000.00	1,046.07	0.52
Institutional Shares	1,000.00	1,045.78	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

33

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

34

Benchmark Information

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; and 60% MSCI US

Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US

Broad Market Index thereafter.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	JamesM. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022013

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)

Common Stocks (60.2%)[1]
Consumer Discretionary (7.5%)
Home Depot Inc.	994,402	61,504
* Amazon.com Inc.	238,582	59,917
McDonald's Corp.	665,238	58,681
Comcast Corp. Class A	1,547,590	57,849
Walt Disney Co.	1,124,465	55,987
News Corp. Class A	1,290,958	32,971
Ford Motor Co.	2,345,880	30,379
Time Warner Inc.	625,939	29,939
Lowe's Cos. Inc.	776,261	27,573
Starbucks Corp.	501,348	26,882
NIKE Inc. Class B	480,170	24,777
Target Corp.	410,387	24,283
* DIRECTV	414,936	20,813
TJX Cos. Inc.	486,428	20,649
* priceline.com Inc.	32,922	20,451
Yum! Brands Inc.	301,211	20,000
Time Warner Cable Inc.	202,429	19,674
Viacom Inc. Class B	306,292	16,154
CBS Corp. Class B	394,450	15,009
* General Motors Co.	517,479	14,919
Johnson Controls Inc.	451,981	13,876
Las Vegas Sands Corp.	271,878	12,550
Carnival Corp.	295,526	10,867
Coach Inc.	188,409	10,459
Macy's Inc.	265,994	10,379
McGraw-Hill Cos. Inc.	166,603	9,108
Omnicom Group Inc.	175,516	8,769
VF Corp.	58,070	8,767
* Bed Bath & Beyond Inc.	153,606	8,588
Mattel Inc.	224,890	8,235
Comcast Corp.	228,274	8,206
Ross Stores Inc.	149,000	8,068
* Liberty Media Corp. - Liberty Capital Class A	68,898	7,993
* AutoZone Inc.	22,220	7,875
* Delphi Automotive plc	202,400	7,742
* Dollar General Corp.	173,264	7,639
Limited Brands Inc.	161,102	7,581
Starwood Hotels & Resorts Worldwide Inc.	129,762	7,443
Harley-Davidson Inc.	150,302	7,341
Sirius XM Radio Inc.	2,528,854	7,308
* O'Reilly Automotive Inc.	78,378	7,009
* Liberty Interactive Corp. Class A	340,474	6,701
Genuine Parts Co.	102,468	6,515
Gap Inc.	206,198	6,400
Marriott International Inc. Class A	170,322	6,348
Kohl's Corp.	147,244	6,329
* Chipotle Mexican Grill Inc. Class A	20,939	6,229
Virgin Media Inc.	168,368	6,188
* Dollar Tree Inc.	152,184	6,173
* Discovery Communications Inc. Class A	96,194	6,106
Ralph Lauren Corp. Class A	40,000	5,997
Wynn Resorts Ltd.	53,012	5,963
* Liberty Global Inc. Class A	90,635	5,709
Nordstrom Inc.	106,061	5,674
* CarMax Inc.	150,617	5,654
* BorgWarner Inc.	75,437	5,403
Whirlpool Corp.	51,093	5,199
PVH Corp.	46,351	5,145
Staples Inc.	450,972	5,141
DISH Network Corp. Class A	139,928	5,093
* Lululemon Athletica Inc.	66,401	5,062

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Wyndham Worldwide Corp.	94,367	5,021
PetSmart Inc.	71,370	4,877
Tiffany & Co.	84,209	4,829
* Liberty Global Inc.	75,767	4,451
Newell Rubbermaid Inc.	192,147	4,279
Autoliv Inc.	62,874	4,237
Family Dollar Stores Inc.	66,109	4,192
* PulteGroup Inc.	227,823	4,137
Tractor Supply Co.	46,758	4,132
* LKQ Corp.	195,392	4,123
Expedia Inc.	64,861	3,986
Ulta Salon Cosmetics & Fragrance Inc.	39,368	3,868
Darden Restaurants Inc.	84,749	3,820
DR Horton Inc.	189,519	3,749
* TRW Automotive Holdings Corp.	68,395	3,667
* Discovery Communications Inc.	62,485	3,655
Polaris Industries Inc.	43,335	3,647
Advance Auto Parts Inc.	48,782	3,529
* Mohawk Industries Inc.	38,680	3,499
Lennar Corp. Class A	86,873	3,359
H&R Block Inc.	180,018	3,343
Scripps Networks Interactive Inc. Class A	57,089	3,307
* Toll Brothers Inc.	100,677	3,255
* Netflix Inc.	35,066	3,253
Foot Locker Inc.	101,084	3,247
Royal Caribbean Cruises Ltd.	94,569	3,215
^ Garmin Ltd.	78,019	3,185
Interpublic Group of Cos. Inc.	288,859	3,183
* Fossil Inc.	34,170	3,181
* TripAdvisor Inc.	72,561	3,045
Lear Corp.	64,732	3,032
* Urban Outfitters Inc.	76,965	3,029
* NVR Inc.	3,257	2,996
* Panera Bread Co. Class A	18,786	2,984
Dick's Sporting Goods Inc.	64,131	2,917
Signet Jewelers Ltd.	53,645	2,865
* Sally Beauty Holdings Inc.	120,332	2,836
* MGM Resorts International	243,469	2,834
Hasbro Inc.	78,082	2,803
Gannett Co. Inc.	152,878	2,753
* Jarden Corp.	50,620	2,617
Abercrombie & Fitch Co.	54,525	2,616
Williams-Sonoma Inc.	59,465	2,603
Leggett & Platt Inc.	93,366	2,541
* Under Armour Inc. Class A	52,346	2,540
International Game Technology	177,337	2,513
American Eagle Outfitters Inc.	118,057	2,421
Tupperware Brands Corp.	37,341	2,394
* Hanesbrands Inc.	65,122	2,333
Dunkin' Brands Group Inc.	70,079	2,325
* Goodyear Tire & Rubber Co.	163,902	2,263
Best Buy Co. Inc.	190,591	2,259
GNC Holdings Inc. Class A	66,165	2,202
JC Penney Co. Inc.	109,103	2,150
* Penn National Gaming Inc.	43,346	2,129
GameStop Corp. Class A	82,704	2,075
* Charter Communications Inc. Class A	26,987	2,058
Chico's FAS Inc.	109,468	2,021
Service Corp. International	144,411	1,994
Harman International Industries Inc.	44,522	1,987
* Warnaco Group Inc.	27,180	1,945
Cablevision Systems Corp. Class A	126,196	1,885
* Carter's Inc.	33,321	1,854
Gentex Corp.	96,981	1,825

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Cinemark Holdings Inc.	68,607	1,782
* Madison Square Garden Co. Class A	39,358	1,746
* AMC Networks Inc. Class A	34,964	1,731
Brunswick Corp.	59,389	1,728
* Visteon Corp.	31,659	1,704
* Lamar Advertising Co. Class A	42,207	1,636
* Ascena Retail Group Inc.	86,830	1,605
Six Flags Entertainment Corp.	26,222	1,605
* Liberty Ventures Class A	23,511	1,593
Dillard's Inc. Class A	18,513	1,551
Domino's Pizza Inc.	35,590	1,550
Dana Holding Corp.	98,970	1,545
Sotheby's	45,475	1,529
Brinker International Inc.	48,830	1,513
DSW Inc. Class A	22,166	1,456
* Tenneco Inc.	40,631	1,427
HSN Inc.	25,713	1,416
* Tesla Motors Inc.	41,666	1,411
* Apollo Group Inc. Class A	67,430	1,411
Aaron's Inc.	48,333	1,367
Rent-A-Center Inc.	39,653	1,362
* Life Time Fitness Inc.	27,620	1,359
Wolverine World Wide Inc.	32,816	1,345
Pool Corp.	31,707	1,342
Vail Resorts Inc.	24,151	1,306
Pier 1 Imports Inc.	63,502	1,270
* Cabela's Inc.	30,388	1,269
John Wiley & Sons Inc. Class A	31,942	1,244
* Tempur-Pedic International Inc.	39,263	1,236
* Bally Technologies Inc.	27,350	1,223
* Big Lots Inc.	42,054	1,197
* Hyatt Hotels Corp. Class A	30,986	1,195
* Steven Madden Ltd.	27,483	1,162
Washington Post Co. Class B	3,079	1,124
Thor Industries Inc.	29,792	1,115
Cheesecake Factory Inc.	33,988	1,112
Ryland Group Inc.	30,151	1,101
Guess? Inc.	44,749	1,098
* Coinstar Inc.	20,888	1,086
* ANN Inc.	31,218	1,056
* Vitamin Shoppe Inc.	18,100	1,038
* Sears Holdings Corp.	24,883	1,029
Cooper Tire & Rubber Co.	39,568	1,003
* Iconix Brand Group Inc.	44,909	1,002
Morningstar Inc.	15,945	1,002
Men's Wearhouse Inc.	32,049	999
MDC Holdings Inc.	27,085	996
* Deckers Outdoor Corp.	24,352	981
Weight Watchers International Inc.	18,696	979
* AutoNation Inc.	24,394	968
* Select Comfort Corp.	36,376	952
* Groupon Inc.	194,600	950
Hillenbrand Inc.	41,670	942
* Fifth & Pacific Cos. Inc.	75,177	936
DeVry Inc.	39,035	926
Penske Automotive Group Inc.	30,641	922
Wendy's Co.	195,787	920
* Hibbett Sports Inc.	17,437	919
* Genesco Inc.	16,323	898
* Buffalo Wild Wings Inc.	12,321	897
Group 1 Automotive Inc.	14,436	895
Cracker Barrel Old Country Store Inc.	13,853	890
* Live Nation Entertainment Inc.	95,259	887
* Crocs Inc.	60,709	874

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Buckle Inc.	19,283	861
* Meritage Homes Corp.	22,756	850
* Lumber Liquidators Holdings Inc.	15,725	831
News Corp. Class B	31,585	829
Meredith Corp.	23,948	825
* Jack in the Box Inc.	28,040	802
Arbitron Inc.	17,172	802
Regal Entertainment Group Class A	56,976	795
* Lions Gate Entertainment Corp.	48,265	792
* Jos A Bank Clothiers Inc.	18,564	790
Bob Evans Farms Inc.	19,345	778
* Papa John's International Inc.	14,152	778
* DreamWorks Animation SKG Inc. Class A	46,808	776
Burger King Worldwide Inc.	46,500	764
* New York Times Co. Class A	89,106	760
* Orient-Express Hotels Ltd. Class A	64,903	759
* Express Inc.	50,247	758
KB Home	47,728	754
* Saks Inc.	70,438	740
Valassis Communications Inc.	28,613	738
* Children's Place Retail Stores Inc.	16,097	713
Texas Roadhouse Inc. Class A	42,024	706
* Aeropostale Inc.	53,934	702
Monro Muffler Brake Inc.	19,360	677
* DineEquity Inc.	10,071	675
* Shutterfly Inc.	22,413	669
Choice Hotels International Inc.	19,513	656
* WMS Industries Inc.	37,342	653
Regis Corp.	38,039	644
Finish Line Inc. Class A	33,991	643
^ Sturm Ruger & Co. Inc.	13,987	635
* Marriott Vacations Worldwide Corp.	15,111	630
Matthews International Corp. Class A	19,545	627
* Francesca's Holdings Corp.	23,700	615
* Pinnacle Entertainment Inc.	38,258	606
Jones Group Inc.	54,711	605
* Standard Pacific Corp.	80,666	593
* Office Depot Inc.	180,259	591
National CineMedia Inc.	41,801	591
Lennar Corp. Class B	19,234	587
* SHFL Entertainment Inc.	39,861	578
* Conn's Inc.	18,813	577
Dorman Products Inc.	16,312	576
Stage Stores Inc.	22,528	558
* Helen of Troy Ltd.	16,553	553
* BJ's Restaurants Inc.	16,575	545
* Grand Canyon Education Inc.	23,110	542
Interval Leisure Group Inc.	27,698	537
La-Z-Boy Inc.	36,391	515
Ethan Allen Interiors Inc.	19,828	510
* Skechers U.S.A. Inc. Class A	27,037	500
Lithia Motors Inc. Class A	13,304	498
* Asbury Automotive Group Inc.	15,289	490
International Speedway Corp. Class A	17,499	483
OfficeMax Inc.	49,074	479
Sonic Automotive Inc. Class A	22,533	471
Churchill Downs Inc.	7,056	469
Ameristar Casinos Inc.	17,759	466
Sinclair Broadcast Group Inc. Class A	36,679	463
Scholastic Corp.	15,566	460
* Sonic Corp.	44,150	460
CEC Entertainment Inc.	13,816	459
Stewart Enterprises Inc. Class A	59,415	454
True Religion Apparel Inc.	17,793	452

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Brown Shoe Co. Inc.	24,445	449
	Strayer Education Inc.	7,743	435
*,^	Hovnanian Enterprises Inc. Class A	61,785	433
	Belo Corp. Class A	55,552	426
	Superior Industries International Inc.	20,696	422
*	American Axle & Manufacturing Holdings Inc.	37,520	420
	Cato Corp. Class A	15,285	419
*	Tumi Holdings Inc.	20,100	419
*	Ascent Capital Group Inc. Class A	6,741	418
*	Quiksilver Inc.	96,771	411
	American Greetings Corp. Class A	24,246	410
*	G-III Apparel Group Ltd.	11,791	404
*	M/I Homes Inc.	15,193	403
*	Scientific Games Corp. Class A	46,424	403
*	American Public Education Inc.	11,102	401
	Drew Industries Inc.	12,122	391
	Allison Transmission Holdings Inc.	19,087	390
*	Krispy Kreme Doughnuts Inc.	41,334	388
	Standard Motor Products Inc.	17,353	386
	Columbia Sportswear Co.	7,176	383
*	HomeAway Inc.	17,208	379
	Oxford Industries Inc.	7,925	367
	Movado Group Inc.	11,879	364
*	iRobot Corp.	18,622	349
*	Barnes & Noble Inc.	22,947	346
*	Biglari Holdings Inc.	884	345
*	K12 Inc.	16,759	343
*	Steiner Leisure Ltd.	7,084	341
*	Blue Nile Inc.	8,836	340
	Hot Topic Inc.	35,083	339
	Fred's Inc. Class A	25,247	336
*	Ruby Tuesday Inc.	41,070	323
*	AFC Enterprises Inc.	11,937	312
*	Smith & Wesson Holding Corp.	36,893	311
	Pep Boys-Manny Moe & Jack	31,098	306
*	Red Robin Gourmet Burgers Inc.	8,221	290
*	Arctic Cat Inc.	8,517	284
*	Winnebago Industries Inc.	16,278	279
*	LeapFrog Enterprises Inc.	31,292	270
*	Pandora Media Inc.	29,200	268
	Callaway Golf Co.	39,574	257
*	Maidenform Brands Inc.	13,116	256
*	Capella Education Co.	8,854	250
*	Gentherm Inc.	18,646	248
*	America's Car-Mart Inc.	6,119	248
*	Vera Bradley Inc.	9,876	248
*	ITT Educational Services Inc.	14,241	247
*	Zumiez Inc.	12,329	239
*	Modine Manufacturing Co.	27,843	226
*	Libbey Inc.	11,586	224
	Destination Maternity Corp.	10,343	223
*	Denny's Corp.	45,438	222
	Core-Mark Holding Co. Inc.	4,606	218
*	Caribou Coffee Co. Inc.	13,390	217
*	rue21 inc	7,544	214
*	Wet Seal Inc. Class A	77,208	213
*	Universal Electronics Inc.	10,955	212
*	Boyd Gaming Corp.	30,530	203
*	Cavco Industries Inc.	3,962	198
	Marcus Corp.	15,559	194
*	Federal-Mogul Corp.	23,743	190
*	Cumulus Media Inc. Class A	71,291	190
*	McClatchy Co. Class A	57,809	189
	Big 5 Sporting Goods Corp.	14,278	187

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Exide Technologies	52,997	181
Saga Communications Inc. Class A	3,886	181
* Overstock.com Inc.	12,588	180
* Beazer Homes USA Inc.	10,579	179
JAKKS Pacific Inc.	14,262	179
* Rentrak Corp.	9,150	178
* Fiesta Restaurant Group Inc.	11,626	178
Haverty Furniture Cos. Inc.	10,595	173
Weyco Group Inc.	7,270	170
* Multimedia Games Holding Co. Inc.	11,466	169
Nutrisystem Inc.	20,447	167
* Digital Generation Inc.	15,261	166
* West Marine Inc.	15,389	165
* EW Scripps Co. Class A	15,158	164
Perry Ellis International Inc.	8,020	160
Stein Mart Inc.	21,111	159
Carriage Services Inc. Class A	13,362	159
* Career Education Corp.	45,017	158
Shoe Carnival Inc.	7,711	158
* Christopher & Banks Corp.	28,609	156
Harte-Hanks Inc.	26,021	154
* Unifi Inc.	11,691	152
* Citi Trends Inc.	10,813	149
Universal Technical Institute Inc.	14,744	148
NACCO Industries Inc. Class A	2,423	147
Speedway Motorsports Inc.	8,106	145
PetMed Express Inc.	12,901	143
RadioShack Corp.	63,619	135
* Entercom Communications Corp. Class A	18,832	131
* Fuel Systems Solutions Inc.	8,871	130
* Mattress Firm Holding Corp.	5,300	130
* Bluegreen Corp.	13,766	129
* Kirkland's Inc.	12,132	128
* Bravo Brio Restaurant Group Inc.	9,503	128
* Steinway Musical Instruments Inc.	6,002	127
* Journal Communications Inc. Class A	23,342	126
Clear Channel Outdoor Holdings Inc. Class A	17,098	120
World Wrestling Entertainment Inc. Class A	14,953	118
Town Sports International Holdings Inc.	11,065	118
* Casual Male Retail Group Inc.	27,724	116
Systemax Inc.	11,829	114
Cherokee Inc.	8,203	112
* Corinthian Colleges Inc.	45,219	110
* Tuesday Morning Corp.	17,194	107
Blyth Inc.	6,908	107
* Bridgepoint Education Inc.	10,281	106
Bassett Furniture Industries Inc.	8,483	106
* Nexstar Broadcasting Group Inc. Class A	9,980	106
* Zagg Inc.	14,113	104
Hooker Furniture Corp.	6,619	96
* Daily Journal Corp.	1,028	95
* hhgregg Inc.	13,377	94
* 1-800-Flowers.com Inc. Class A	25,383	93
Fisher Communications Inc.	3,430	93
Spartan Motors Inc.	18,288	90
* Johnson Outdoors Inc. Class A	4,525	90
Mac-Gray Corp.	7,085	89
* Geeknet Inc.	5,413	87
* Pacific Sunwear of California Inc.	53,748	85
* Isle of Capri Casinos Inc.	15,073	84
* LIN TV Corp. Class A	11,065	83
* Stoneridge Inc.	16,264	83
* Zale Corp.	19,148	79
* MarineMax Inc.	8,361	75

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Collectors Universe	7,436	75
* Luby's Inc.	11,142	75
* Reading International Inc. Class A	11,662	70
* Carrols Restaurant Group Inc.	11,626	70
* Ruth's Hospitality Group Inc.	9,350	68
Culp Inc.	4,439	67
CSS Industries Inc.	3,040	67
* Premier Exhibitions Inc.	24,380	66
* Vitacost.com Inc.	9,690	66
* K-Swiss Inc. Class A	19,429	65
* Gordmans Stores Inc.	4,329	65
* Monarch Casino & Resort Inc.	5,883	64
* Morgans Hotel Group Co.	11,572	64
Lifetime Brands Inc.	6,025	64
Lincoln Educational Services Corp.	11,331	63
* MTR Gaming Group Inc.	15,037	63
* Orbitz Worldwide Inc.	22,726	62
* VOXX International Corp. Class A	8,832	59
* Famous Dave's Of America Inc.	6,450	59
Ambassadors Group Inc.	13,225	56
* Coldwater Creek Inc.	11,703	56
* Carmike Cinemas Inc.	3,741	56
Flexsteel Industries Inc.	2,531	54
Shiloh Industries Inc.	5,144	53
bebe stores inc	13,194	53
* Caesars Entertainment Corp.	7,400	51
* Stanley Furniture Co. Inc.	10,564	48
* New York & Co. Inc.	12,466	48
* Nautilus Inc.	13,242	46
* Gaiam Inc. Class A	14,492	46
AH Belo Corp. Class A	9,735	45
Strattec Security Corp.	1,725	45
Marine Products Corp.	7,638	44
* Gray Television Inc.	19,179	42
* Rocky Brands Inc.	3,080	40
Entravision Communications Corp. Class A	24,110	40
* Furniture Brands International Inc.	36,291	38
* Body Central Corp.	3,839	38
* Learning Tree International Inc.	6,906	38
* Sealy Corp.	16,779	36
* Black Diamond Inc.	4,414	36
Bon-Ton Stores Inc.	2,944	36
* Valuevision Media Inc. Class A	19,694	35
* Harris Interactive Inc.	29,374	35
* American Apparel Inc.	34,772	35
* TravelCenters of America LLC	7,329	34
* Delta Apparel Inc.	2,400	34
* Lee Enterprises Inc.	28,123	32
Superior Uniform Group Inc.	2,796	32
* Media General Inc. Class A	7,422	32
* Cosi Inc.	40,254	31
* Teavana Holdings Inc.	2,011	31
* dELiA*s Inc.	25,321	30
* Navarre Corp.	15,747	28
* Jamba Inc.	12,383	28
* Cambium Learning Group Inc.	24,731	27
* Skullcandy Inc.	3,500	27
Outdoor Channel Holdings Inc.	3,494	27
* Heelys Inc.	11,278	25
Trans World Entertainment Corp.	7,150	25
* Lakes Entertainment Inc.	8,285	25
* Century Casinos Inc.	8,747	25
* Books-A-Million Inc.	8,698	23
Escalade Inc.	4,289	23

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Empire Resorts Inc.	9,291	22
Salem Communications Corp. Class A	3,960	22
* ReachLocal Inc.	1,656	21
National American University Holdings Inc.	5,355	21
Koss Corp.	4,241	20
* Build-A-Bear Workshop Inc.	5,246	20
* Martha Stewart Living Omnimedia Class A	7,853	19
* SuperMedia Inc.	5,531	19
* Motorcar Parts of America Inc.	2,786	18
* Emerson Radio Corp.	10,262	18
* Skyline Corp.	4,088	17
* Kid Brands Inc.	10,612	16
Frisch's Restaurants Inc.	877	16
* School Specialty Inc.	16,918	16
* Red Lion Hotels Corp.	2,033	16
Dover Downs Gaming & Entertainment Inc.	6,783	15
* Radio One Inc.	18,020	14
* Rick's Cabaret International Inc.	1,511	12
* Radio One Inc. Class A	15,550	12
Dover Motorsports Inc.	6,600	11
* UQM Technologies Inc.	14,188	11
* Dex One Corp.	6,700	11
* Perfumania Holdings Inc.	2,123	10
* Cache Inc.	4,206	10
* Hollywood Media Corp.	7,234	10
* Orchard Supply Hardware Stores Corp. Class A	1,263	9
Winmark Corp.	163	9
* Tower International Inc.	935	8
* ALCO Stores Inc.	785	7
* US Auto Parts Network Inc.	3,160	6
Einstein Noah Restaurant Group Inc.	348	4
* Joe's Jeans Inc.	4,000	4
Bowl America Inc. Class A	300	4
* Dixie Group Inc.	1,011	3
* Quantum Fuel Systems Technologies Worldwide Inc.	3,834	3
* Sport Chalet Inc. Class A	1,442	2
Canterbury Park Holding Corp.	100	1
* SPAR Group Inc.	300	1
* LodgeNet Interactive Corp.	8,712	—
* Entertainment Gaming Asia Inc.	75	—
		1,287,878
Consumer Staples (5.7%)
Procter & Gamble Co.	1,819,073	123,497
Coca-Cola Co.	2,678,846	97,108
Philip Morris International Inc.	1,112,080	93,014
Wal-Mart Stores Inc.	1,227,610	83,760
PepsiCo Inc.	1,026,667	70,255
Altria Group Inc.	1,341,001	42,134
CVS Caremark Corp.	839,292	40,580
Colgate-Palmolive Co.	312,762	32,696
Mondelez International Inc. Class A	1,112,158	28,327
Costco Wholesale Corp.	285,186	28,168
Kimberly-Clark Corp.	260,503	21,994
Walgreen Co.	590,276	21,846
General Mills Inc.	428,375	17,311
Kraft Foods Group Inc.	371,019	16,870
Sysco Corp.	387,673	12,274
HJ Heinz Co.	211,559	12,203
Archer-Daniels-Midland Co.	435,215	11,921
Whole Foods Market Inc.	115,662	10,563
Lorillard Inc.	86,320	10,071
Estee Lauder Cos. Inc. Class A	155,586	9,313
Reynolds American Inc.	224,222	9,290
Kellogg Co.	165,433	9,239

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Kroger Co.	341,988	8,899
Mead Johnson Nutrition Co.	134,608	8,869
ConAgra Foods Inc.	268,345	7,916
Hershey Co.	103,972	7,509
Bunge Ltd.	96,277	6,998
JM Smucker Co.	73,264	6,318
Coca-Cola Enterprises Inc.	195,478	6,203
Dr Pepper Snapple Group Inc.	139,109	6,146
Clorox Co.	81,194	5,945
Beam Inc.	93,982	5,741
* Monster Beverage Corp.	98,850	5,227
Brown-Forman Corp. Class B	80,572	5,096
McCormick & Co. Inc.	79,877	5,075
Church & Dwight Co. Inc.	91,837	4,920
Campbell Soup Co.	126,120	4,400
Molson Coors Brewing Co. Class B	99,175	4,244
Avon Products Inc.	287,137	4,123
Tyson Foods Inc. Class A	192,903	3,742
* Constellation Brands Inc. Class A	102,118	3,614
* Green Mountain Coffee Roasters Inc.	87,172	3,605
Energizer Holdings Inc.	42,518	3,401
Ingredion Inc.	50,601	3,260
* Ralcorp Holdings Inc.	36,352	3,259
Hormel Foods Corp.	96,191	3,002
Safeway Inc.	159,419	2,884
Herbalife Ltd.	74,717	2,461
Hillshire Brands Co.	79,292	2,231
* Smithfield Foods Inc.	96,167	2,074
* Dean Foods Co.	123,438	2,038
Flowers Foods Inc.	83,020	1,932
* United Natural Foods Inc.	32,771	1,756
* Hain Celestial Group Inc.	25,574	1,387
Casey's General Stores Inc.	25,651	1,362
Nu Skin Enterprises Inc. Class A	35,747	1,324
* Darling International Inc.	78,507	1,259
* TreeHouse Foods Inc.	24,056	1,254
* Fresh Market Inc.	25,640	1,233
Harris Teeter Supermarkets Inc.	31,483	1,214
PriceSmart Inc.	13,148	1,013
B&G Foods Inc.	34,459	976
Lancaster Colony Corp.	12,652	875
* Elizabeth Arden Inc.	17,771	800
Universal Corp.	15,843	791
Snyders-Lance Inc.	32,235	777
* Boston Beer Co. Inc. Class A	5,769	776
* Post Holdings Inc.	21,976	753
Fresh Del Monte Produce Inc.	27,562	726
* Rite Aid Corp.	514,844	700
Spectrum Brands Holdings Inc.	15,561	699
* Prestige Brands Holdings Inc.	34,367	688
J&J Snack Foods Corp.	10,156	649
Sanderson Farms Inc.	13,156	626
Andersons Inc.	11,689	502
* Smart Balance Inc.	37,697	486
Vector Group Ltd.	30,810	458
WD-40 Co.	8,317	392
Cal-Maine Foods Inc.	9,672	389
SUPERVALU Inc.	148,403	367
Tootsie Roll Industries Inc.	12,400	321
* Central Garden and Pet Co. Class A	29,263	306
* Medifast Inc.	11,181	295
* Susser Holdings Corp.	8,335	288
* Chiquita Brands International Inc.	30,776	254
Weis Markets Inc.	5,826	228

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Alliance One International Inc.	60,677	221
	Diamond Foods Inc.	16,078	220
*	Pilgrim's Pride Corp.	29,835	216
*	Revlon Inc. Class A	14,580	211
*	Dole Food Co. Inc.	18,249	209
	Nash Finch Co.	9,752	208
	Spartan Stores Inc.	12,789	196
*	USANA Health Sciences Inc.	5,649	186
*,^	Star Scientific Inc.	65,416	175
	Nutraceutical International Corp.	10,199	169
	Inter Parfums Inc.	8,244	160
	Calavo Growers Inc.	6,112	154
*	Central Garden and Pet Co.	15,138	152
	Coca-Cola Bottling Co. Consolidated	2,239	149
	Ingles Markets Inc. Class A	8,509	147
*	Chefs' Warehouse Inc.	9,109	144
*	Pantry Inc.	11,708	142
	National Beverage Corp.	9,274	135
	Alico Inc.	3,661	134
	Female Health Co.	18,607	134
*	Annie's Inc.	3,800	127
	Village Super Market Inc. Class A	3,510	115
	John B Sanfilippo & Son Inc.	5,657	103
*	Central European Distribution Corp.	46,377	101
	Oil-Dri Corp. of America	3,637	100
	Limoneira Co.	3,951	77
	Griffin Land & Nurseries Inc.	2,716	73
*	Omega Protein Corp.	11,680	72
	Lifeway Foods Inc.	8,078	71
*	Seneca Foods Corp. Class A	1,893	58
*	Farmer Bros Co.	3,475	50
	MGP Ingredients Inc.	13,280	45
	Nature's Sunshine Products Inc.	2,788	40
	Orchids Paper Products Co.	1,953	40
*	Craft Brew Alliance Inc.	2,154	14
*	Primo Water Corp.	6,736	8
*	Overhill Farms Inc.	1,767	8
*	Inventure Foods Inc.	1,121	7
*	Mannatech Inc.	665	4
*	Crystal Rock Holdings Inc.	800	1
			974,066
Energy (6.1%)
	Exxon Mobil Corp.	3,045,152	263,558
	Chevron Corp.	1,294,416	139,978
	Schlumberger Ltd.	875,421	60,658
	ConocoPhillips	761,118	44,137
	Occidental Petroleum Corp.	534,272	40,931
	Anadarko Petroleum Corp.	329,621	24,494
	EOG Resources Inc.	178,088	21,511
	Halliburton Co.	613,102	21,269
	Phillips 66	393,609	20,901
	Apache Corp.	258,562	20,297
	National Oilwell Varco Inc.	281,245	19,223
	Kinder Morgan Inc.	426,859	15,081
	Williams Cos. Inc.	445,484	14,585
	Marathon Oil Corp.	466,193	14,293
	Marathon Petroleum Corp.	223,588	14,086
	Devon Energy Corp.	253,980	13,217
	Valero Energy Corp.	364,496	12,437
	Noble Energy Inc.	117,487	11,953
	Baker Hughes Inc.	290,440	11,862
	Spectra Energy Corp.	431,416	11,812
	Hess Corp.	203,087	10,755
*	Cameron International Corp.	162,765	9,190

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Ensco plc Class A	153,270	9,086
Pioneer Natural Resources Co.	77,239	8,233
* Southwestern Energy Co.	230,269	7,693
Chesapeake Energy Corp.	438,929	7,295
Murphy Oil Corp.	121,663	7,245
Cabot Oil & Gas Corp.	138,512	6,890
Range Resources Corp.	107,185	6,734
* FMC Technologies Inc.	157,198	6,733
HollyFrontier Corp.	127,737	5,946
EQT Corp.	98,626	5,817
Noble Corp.	166,645	5,803
* Weatherford International Ltd.	500,330	5,599
* Concho Resources Inc.	65,277	5,259
* Kinder Morgan Management LLC	66,525	5,020
CONSOL Energy Inc.	150,125	4,819
Peabody Energy Corp.	177,294	4,718
* Denbury Resources Inc.	260,126	4,214
Tesoro Corp.	93,069	4,100
* Plains Exploration & Production Co.	85,092	3,994
Helmerich & Payne Inc.	69,773	3,908
Oceaneering International Inc.	71,154	3,827
QEP Resources Inc.	117,262	3,550
Core Laboratories NV	31,123	3,402
* Whiting Petroleum Corp.	77,513	3,362
Cimarex Energy Co.	57,203	3,302
Diamond Offshore Drilling Inc.	46,320	3,148
* Cobalt International Energy Inc.	122,838	3,017
* Dresser-Rand Group Inc.	50,500	2,835
* Nabors Industries Ltd.	192,792	2,786
* Oil States International Inc.	36,391	2,603
* Rowan Cos. plc Class A	82,994	2,595
* Newfield Exploration Co.	89,910	2,408
* Cheniere Energy Inc.	121,007	2,273
SM Energy Co.	43,360	2,264
* Continental Resources Inc.	30,184	2,218
Energen Corp.	48,069	2,167
* Superior Energy Services Inc.	104,344	2,162
* WPX Energy Inc.	132,661	1,974
World Fuel Services Corp.	47,914	1,973
Patterson-UTI Energy Inc.	100,266	1,868
* Ultra Petroleum Corp.	101,773	1,845
* Atwood Oceanics Inc.	39,500	1,809
* McDermott International Inc.	156,582	1,726
* Dril-Quip Inc.	23,082	1,686
* Rosetta Resources Inc.	35,238	1,598
* Oasis Petroleum Inc.	49,521	1,575
* SandRidge Energy Inc.	247,681	1,573
* Kodiak Oil & Gas Corp.	174,960	1,548
* Gulfport Energy Corp.	39,742	1,519
Tidewater Inc.	32,875	1,469
Energy XXI Bermuda Ltd.	45,049	1,450
* Alpha Natural Resources Inc.	147,212	1,434
* Helix Energy Solutions Group Inc.	67,281	1,389
* Unit Corp.	29,140	1,313
Lufkin Industries Inc.	22,517	1,309
Bristow Group Inc.	24,016	1,289
SEACOR Holdings Inc.	13,577	1,138
* McMoRan Exploration Co.	69,939	1,123
Western Refining Inc.	39,209	1,105
CARBO Ceramics Inc.	13,816	1,082
Berry Petroleum Co. Class A	31,661	1,062
Targa Resources Corp.	19,961	1,055
* Gran Tierra Energy Inc.	187,115	1,031
Arch Coal Inc.	140,551	1,029

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	SemGroup Corp. Class A	24,940	975
*	Exterran Holdings Inc.	38,715	849
*	Cloud Peak Energy Inc.	40,878	790
*	Hornbeck Offshore Services Inc.	22,846	785
*	Hercules Offshore Inc.	111,547	689
*	Key Energy Services Inc.	97,921	681
*	CVR Energy Inc.	13,929	680
*	Northern Oil and Gas Inc.	40,126	675
	Enbridge Energy Management LLC	22,806	659
*	ION Geophysical Corp.	100,105	652
*	Stone Energy Corp.	30,914	634
*	Geospace Technologies Corp.	6,664	592
	EXCO Resources Inc.	86,924	588
*	PDC Energy Inc.	17,390	578
*	Bill Barrett Corp.	31,786	565
	Gulfmark Offshore Inc.	16,340	563
*	Clean Energy Fuels Corp.	44,754	557
*	EPL Oil & Gas Inc.	24,613	555
	RPC Inc.	45,313	555
*	C&J Energy Services Inc.	25,300	542
*	Halcon Resources Corp.	78,172	541
*	Forum Energy Technologies Inc.	21,400	530
*	Magnum Hunter Resources Corp.	131,270	524
*	Carrizo Oil & Gas Inc.	24,142	505
*	Forest Oil Corp.	73,794	494
*	Swift Energy Co.	31,213	480
*	Approach Resources Inc.	19,150	479
*	Newpark Resources Inc.	60,292	473
*	Rex Energy Corp.	36,038	469
	Rentech Inc.	175,857	462
	Crosstex Energy Inc.	28,588	410
*	Comstock Resources Inc.	26,812	406
*	Parker Drilling Co.	82,335	379
*	TETRA Technologies Inc.	48,754	370
*	Laredo Petroleum Holdings Inc.	20,228	367
	W&T Offshore Inc.	21,220	340
	Contango Oil & Gas Co.	7,923	336
*	Pioneer Energy Services Corp.	44,319	322
*,^	Heckmann Corp.	76,947	310
*	Vaalco Energy Inc.	34,478	298
*	BPZ Resources Inc.	89,596	282
*	PHI Inc.	8,164	273
*	Harvest Natural Resources Inc.	28,113	255
*	Triangle Petroleum Corp.	42,341	254
	Gulf Island Fabrication Inc.	9,619	231
*	Goodrich Petroleum Corp.	23,962	223
*	Quicksilver Resources Inc.	70,238	201
*	Tesco Corp.	16,637	189
*	Matrix Service Co.	16,360	188
*	Endeavour International Corp.	36,019	187
*	Resolute Energy Corp.	22,824	186
*	Bonanza Creek Energy Inc.	6,300	175
*	Basic Energy Services Inc.	15,135	173
*	FX Energy Inc.	40,981	168
*	Abraxas Petroleum Corp.	72,211	158
*	Clayton Williams Energy Inc.	3,911	156
*	PetroQuest Energy Inc.	30,553	151
*	Willbros Group Inc.	28,013	150
*	Uranerz Energy Corp.	108,001	150
*	Uranium Energy Corp.	58,195	149
*	Matador Resources Co.	18,018	148
*	Natural Gas Services Group Inc.	8,711	143
*	Solazyme Inc.	17,640	139
*	Warren Resources Inc.	48,391	136

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Vantage Drilling Co.	72,850	133
*	TransAtlantic Petroleum Ltd.	152,005	126
*	Cal Dive International Inc.	71,540	124
	Penn Virginia Corp.	27,470	121
*	Amyris Inc.	38,345	120
	Delek US Holdings Inc.	4,469	113
*	REX American Resources Corp.	5,161	100
	Panhandle Oil and Gas Inc. Class A	3,293	93
*	Callon Petroleum Co.	18,549	87
*,^	James River Coal Co.	25,858	83
*	Dawson Geophysical Co.	3,085	81
*	Saratoga Resources Inc.	22,182	79
*	Sanchez Energy Corp.	4,000	72
	Alon USA Energy Inc.	3,937	71
*	Hyperdynamics Corp.	105,880	63
	Bolt Technology Corp.	4,114	59
*	Green Plains Renewable Energy Inc.	6,676	53
*	Lone Pine Resources Inc.	42,524	52
*	RigNet Inc.	2,560	52
*	Mitcham Industries Inc.	3,689	50
*	Isramco Inc.	447	46
	TGC Industries Inc.	5,312	43
*	USEC Inc.	75,859	40
*	Midstates Petroleum Co. Inc.	5,700	39
*	CAMAC Energy Inc.	66,121	39
*	Uranium Resources Inc.	118,877	38
*	Global Geophysical Services Inc.	9,113	35
*	KiOR Inc.	5,467	35
*	ZaZa Energy Corp.	16,443	34
*	Miller Energy Resources Inc.	8,243	33
*	Syntroleum Corp.	80,510	32
*	US Energy Corp. Wyoming	20,313	30
*	Double Eagle Petroleum Co.	7,447	29
*	Crimson Exploration Inc.	10,486	29
	Adams Resources & Energy Inc.	682	24
	Apco Oil and Gas International Inc.	1,900	23
*	Gastar Exploration Ltd.	19,065	23
*	Westmoreland Coal Co.	2,188	20
*	Verenium Corp.	5,463	12
*	Gevo Inc.	7,500	12
*	Synergy Resources Corp.	2,100	11
*	Evolution Petroleum Corp.	1,328	11
*	GMX Resources Inc.	18,398	9
*	Gasco Energy Inc.	91,529	6
*	Houston American Energy Corp.	16,230	4
*	PrimeEnergy Corp.	141	3
*	Barnwell Industries Inc.	1,000	3
*	PostRock Energy Corp.	1,842	3
*	GeoGlobal Resources Inc.	21,100	1
			1,050,748
Financials (9.9%)
	Wells Fargo & Co.	3,310,472	113,152
	JPMorgan Chase & Co.	2,506,064	110,192
	Bank of America Corp.	7,109,688	82,472
	Citigroup Inc.	1,934,566	76,531
*	Berkshire Hathaway Inc. Class B	475,668	42,667
	US Bancorp	1,250,361	39,937
	American Express Co.	673,007	38,684
	Goldman Sachs Group Inc.	300,432	38,323
*	American International Group Inc.	925,234	32,661
	Simon Property Group Inc.	200,102	31,634
	Capital One Financial Corp.	383,285	22,204
	PNC Financial Services Group Inc.	349,900	20,403
	American Tower Corporation	261,169	20,181

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Bank of New York Mellon Corp.	780,698	20,064
Morgan Stanley	979,168	18,722
MetLife Inc.	561,621	18,500
Travelers Cos. Inc.	254,681	18,291
BlackRock Inc.	88,388	18,271
ACE Ltd.	224,039	17,878
Aflac Inc.	309,470	16,439
Prudential Financial Inc.	306,580	16,350
State Street Corp.	316,614	14,884
Public Storage	96,371	13,970
HCP Inc.	299,263	13,521
BB&T Corp.	462,022	13,449
Chubb Corp.	175,665	13,231
Discover Financial Services	340,318	13,119
Allstate Corp.	320,502	12,875
Ventas Inc.	195,195	12,633
Marsh & McLennan Cos. Inc.	359,589	12,395
Franklin Resources Inc.	98,360	12,364
Equity Residential	212,560	12,046
* Berkshire Hathaway Inc. Class A	89	11,931
Aon plc	202,405	11,254
Prologis Inc.	304,407	11,108
T. Rowe Price Group Inc.	167,726	10,924
CME Group Inc.	208,690	10,583
Boston Properties Inc.	99,575	10,536
Health Care REIT Inc.	168,595	10,333
Charles Schwab Corp.	715,768	10,278
SunTrust Banks Inc.	355,858	10,089
AvalonBay Communities Inc.	74,281	10,072
Weyerhaeuser Co.	355,370	9,886
Fifth Third Bancorp	606,196	9,208
Annaly Capital Management Inc.	644,180	9,044
Vornado Realty Trust	110,514	8,850
Ameriprise Financial Inc.	139,201	8,718
Loews Corp.	208,752	8,507
Progressive Corp.	381,722	8,054
Invesco Ltd.	294,212	7,676
Host Hotels & Resorts Inc.	476,630	7,469
M&T Bank Corp.	75,564	7,441
Northern Trust Corp.	142,760	7,161
Moody's Corp.	132,158	6,650
Regions Financial Corp.	932,322	6,638
American Capital Agency Corp.	225,265	6,519
Hartford Financial Services Group Inc.	273,553	6,139
* IntercontinentalExchange Inc.	47,982	5,941
Principal Financial Group Inc.	195,928	5,588
General Growth Properties Inc.	278,519	5,529
Digital Realty Trust Inc.	80,467	5,463
SLM Corp.	309,575	5,303
KeyCorp	623,552	5,250
Kimco Realty Corp.	268,465	5,187
NYSE Euronext	163,327	5,151
Macerich Co.	87,761	5,116
XL Group plc Class A	203,012	5,087
* CIT Group Inc.	125,865	4,863
Lincoln National Corp.	185,336	4,800
Plum Creek Timber Co. Inc.	106,506	4,726
SL Green Realty Corp.	59,959	4,596
* Affiliated Managers Group Inc.	33,783	4,397
Federal Realty Investment Trust	42,263	4,396
Rayonier Inc.	80,915	4,194
* CBRE Group Inc. Class A	205,644	4,092
* Arch Capital Group Ltd.	90,671	3,991
Cincinnati Financial Corp.	101,788	3,986

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
UDR Inc.	166,299	3,955
Comerica Inc.	127,834	3,878
Willis Group Holdings plc	115,355	3,868
Unum Group	185,117	3,854
New York Community Bancorp Inc.	292,616	3,833
Everest Re Group Ltd.	34,243	3,765
Camden Property Trust	55,057	3,755
Huntington Bancshares Inc.	566,248	3,618
Realty Income Corp.	88,780	3,570
Essex Property Trust Inc.	23,984	3,517
PartnerRe Ltd.	41,229	3,319
Leucadia National Corp.	138,602	3,297
Torchmark Corp.	63,317	3,272
American Campus Communities Inc.	69,716	3,216
Taubman Centers Inc.	40,629	3,198
Fidelity National Financial Inc. Class A	134,206	3,161
Raymond James Financial Inc.	78,055	3,007
WR Berkley Corp.	77,850	2,938
Alexandria Real Estate Equities Inc.	41,782	2,896
Ares Capital Corp.	163,086	2,854
* Alleghany Corp.	8,491	2,848
Regency Centers Corp.	60,087	2,831
People's United Financial Inc.	232,139	2,807
Liberty Property Trust	78,296	2,801
Arthur J Gallagher & Co.	80,635	2,794
Senior Housing Properties Trust	117,291	2,773
RenaissanceRe Holdings Ltd.	33,338	2,709
* Ocwen Financial Corp.	76,682	2,652
* Markel Corp.	6,080	2,635
Axis Capital Holdings Ltd.	75,737	2,624
Apartment Investment & Management Co. Class A	96,809	2,620
Reinsurance Group of America Inc. Class A	48,921	2,618
Zions Bancorporation	122,316	2,618
BRE Properties Inc.	51,175	2,601
Hudson City Bancorp Inc.	317,391	2,580
* American Capital Ltd.	214,542	2,575
DDR Corp.	161,503	2,529
Extra Space Storage Inc.	69,183	2,518
* MSCI Inc. Class A	80,875	2,506
HCC Insurance Holdings Inc.	67,196	2,500
Duke Realty Corp.	179,247	2,486
* Genworth Financial Inc. Class A	329,276	2,473
Jones Lang LaSalle Inc.	29,244	2,455
Eaton Vance Corp.	77,062	2,454
TD Ameritrade Holding Corp.	145,921	2,453
Kilroy Realty Corp.	49,457	2,343
National Retail Properties Inc.	72,033	2,247
* Signature Bank	30,922	2,206
SEI Investments Co.	93,117	2,173
CBL & Associates Properties Inc.	100,900	2,140
Tanger Factory Outlet Centers	62,482	2,137
Legg Mason Inc.	80,708	2,076
Douglas Emmett Inc.	88,945	2,072
NASDAQ OMX Group Inc.	82,663	2,067
Brown & Brown Inc.	81,151	2,066
Weingarten Realty Investors	76,866	2,058
Two Harbors Investment Corp.	185,689	2,057
Starwood Property Trust Inc.	89,004	2,044
Home Properties Inc.	33,233	2,038
East West Bancorp Inc.	93,715	2,014
Piedmont Office Realty Trust Inc. Class A	111,575	2,014
Cullen/Frost Bankers Inc.	36,931	2,004
First Republic Bank	60,958	1,998
BioMed Realty Trust Inc.	103,331	1,997

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Waddell & Reed Financial Inc. Class A	57,356	1,997
MFA Financial Inc.	239,172	1,940
White Mountains Insurance Group Ltd.	3,749	1,931
Hospitality Properties Trust	82,252	1,926
First Niagara Financial Group Inc.	236,185	1,873
Assurant Inc.	53,779	1,866
Allied World Assurance Co. Holdings AG	23,501	1,852
Validus Holdings Ltd.	53,432	1,848
Commerce Bancshares Inc.	52,411	1,838
American Financial Group Inc.	46,462	1,836
Post Properties Inc.	36,292	1,813
Mid-America Apartment Communities Inc.	27,609	1,788
Chimera Investment Corp.	683,576	1,784
Equity Lifestyle Properties Inc.	26,181	1,762
Old Republic International Corp.	164,393	1,751
Omega Healthcare Investors Inc.	72,312	1,725
CBOE Holdings Inc.	58,274	1,717
Hancock Holding Co.	53,516	1,699
Highwoods Properties Inc.	50,615	1,693
* SVB Financial Group	29,638	1,659
Assured Guaranty Ltd.	116,152	1,653
ProAssurance Corp.	38,988	1,645
Hatteras Financial Corp.	65,572	1,627
First Horizon National Corp.	164,082	1,626
First American Financial Corp.	67,352	1,623
Jefferies Group Inc.	87,102	1,617
* E*TRADE Financial Corp.	180,162	1,612
LaSalle Hotel Properties	62,617	1,590
City National Corp.	32,050	1,587
Aspen Insurance Holdings Ltd.	47,833	1,534
Mack-Cali Realty Corp.	58,649	1,531
Prospect Capital Corp.	139,999	1,522
Invesco Mortgage Capital Inc.	76,740	1,513
Protective Life Corp.	52,768	1,508
Prosperity Bancshares Inc.	35,357	1,485
Associated Banc-Corp	113,143	1,484
EPR Properties	31,445	1,450
CNO Financial Group Inc.	153,513	1,432
* Popular Inc.	68,741	1,429
* Howard Hughes Corp.	19,050	1,391
Healthcare Realty Trust Inc.	57,475	1,380
Bank of Hawaii Corp.	30,625	1,349
Corporate Office Properties Trust	53,477	1,336
Erie Indemnity Co. Class A	18,942	1,311
CYS Investments Inc.	110,814	1,309
* Forest City Enterprises Inc. Class A	80,326	1,297
Fulton Financial Corp.	134,210	1,290
Federated Investors Inc. Class B	62,751	1,269
Susquehanna Bancshares Inc.	119,710	1,255
TCF Financial Corp.	103,185	1,254
Alterra Capital Holdings Ltd.	44,421	1,252
ARMOUR Residential REIT Inc.	192,947	1,248
RLJ Lodging Trust	64,359	1,247
Synovus Financial Corp.	502,451	1,231
Sovran Self Storage Inc.	19,642	1,220
Capitol Federal Financial Inc.	104,062	1,216
American Realty Capital Trust Inc.	105,175	1,215
Washington Federal Inc.	71,752	1,210
* Texas Capital Bancshares Inc.	26,910	1,206
Colonial Properties Trust	56,182	1,201
* Portfolio Recovery Associates Inc.	11,042	1,180
Valley National Bancorp	126,373	1,175
Hanover Insurance Group Inc.	30,297	1,174
Brandywine Realty Trust	95,813	1,168

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
DiamondRock Hospitality Co.	129,743	1,168
Endurance Specialty Holdings Ltd.	29,215	1,160
DCT Industrial Trust Inc.	177,412	1,151
Washington REIT	43,944	1,149
CubeSmart	77,580	1,130
Apollo Investment Corp.	134,449	1,124
Webster Financial Corp.	53,933	1,108
* Stifel Financial Corp.	34,283	1,096
StanCorp Financial Group Inc.	29,812	1,093
* St. Joe Co.	46,631	1,076
Medical Properties Trust Inc.	89,832	1,074
WP Carey Inc.	20,500	1,069
CapitalSource Inc.	140,993	1,069
Lexington Realty Trust	102,125	1,067
Janus Capital Group Inc.	124,801	1,063
FirstMerit Corp.	74,076	1,051
Potlatch Corp.	26,793	1,050
LPL Financial Holdings Inc.	37,280	1,050
EastGroup Properties Inc.	19,484	1,048
Glimcher Realty Trust	93,325	1,035
DuPont Fabros Technology Inc.	42,384	1,024
Primerica Inc.	33,669	1,010
Platinum Underwriters Holdings Ltd.	21,896	1,007
FNB Corp.	93,739	996
Kemper Corp.	33,735	995
Newcastle Investment Corp.	114,648	995
BOK Financial Corp.	18,142	988
Cathay General Bancorp	50,592	987
* Sunstone Hotel Investors Inc.	92,005	985
Greenhill & Co. Inc.	18,550	964
PennyMac Mortgage Investment Trust	38,094	963
Iberiabank Corp.	19,564	961
UMB Financial Corp.	21,855	958
Ryman Hospitality Properties	24,853	956
* Walter Investment Management Corp.	22,023	947
* Altisource Portfolio Solutions SA	10,894	944
Trustmark Corp.	41,291	927
National Health Investors Inc.	16,054	908
Pebblebrook Hotel Trust	39,223	906
* First Cash Financial Services Inc.	18,143	900
Umpqua Holdings Corp.	75,752	893
Wintrust Financial Corp.	24,217	889
Redwood Trust Inc.	52,603	888
* First Industrial Realty Trust Inc.	62,912	886
CommonWealth REIT	55,522	879
MarketAxess Holdings Inc.	24,690	872
* PHH Corp.	37,682	857
PS Business Parks Inc.	13,168	856
* Credit Acceptance Corp.	8,361	850
RLI Corp.	12,919	835
* Alexander & Baldwin Inc.	28,442	835
Equity One Inc.	39,528	830
BancorpSouth Inc.	56,859	827
Acadia Realty Trust	32,797	823
Old National Bancorp	68,305	811
United Bankshares Inc.	33,301	810
National Penn Bancshares Inc.	86,472	806
Montpelier Re Holdings Ltd.	34,889	798
Education Realty Trust Inc.	74,548	793
Westamerica Bancorporation	18,559	790
Northwest Bancshares Inc.	65,093	790
Cash America International Inc.	19,522	774
* MBIA Inc.	96,621	758
Sun Communities Inc.	18,864	752

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Capstead Mortgage Corp.	65,600	752
* Financial Engines Inc.	26,624	739
Government Properties Income Trust	30,747	737
NorthStar Realty Finance Corp.	104,366	735
Fifth Street Finance Corp.	69,882	728
LTC Properties Inc.	20,597	725
Mercury General Corp.	18,191	722
Glacier Bancorp Inc.	48,513	714
Symetra Financial Corp.	54,437	707
* World Acceptance Corp.	9,420	702
First Midwest Bancorp Inc.	55,137	690
MB Financial Inc.	34,930	690
Selective Insurance Group Inc.	35,687	688
American Assets Trust Inc.	24,533	685
* Strategic Hotels & Resorts Inc.	106,733	683
PrivateBancorp Inc.	44,420	681
Retail Properties of America Inc.	56,505	676
Bank of the Ozarks Inc.	20,110	673
BBCN Bancorp Inc.	58,116	672
Community Bank System Inc.	24,529	671
Argo Group International Holdings Ltd.	19,897	668
* Enstar Group Ltd.	5,958	667
Solar Capital Ltd.	27,070	647
International Bancshares Corp.	35,256	636
Astoria Financial Corp.	67,161	629
Nelnet Inc. Class A	20,847	621
CVB Financial Corp.	59,093	615
Amtrust Financial Services Inc.	21,303	611
* Western Alliance Bancorp	57,839	609
* DFC Global Corp.	32,747	606
Inland Real Estate Corp.	72,047	604
Franklin Street Properties Corp.	49,038	604
Horace Mann Educators Corp.	30,210	603
Provident Financial Services Inc.	40,366	602
First Financial Bankshares Inc.	15,351	599
Home Loan Servicing Solutions Ltd.	31,600	597
* Ezcorp Inc. Class A	29,824	592
Main Street Capital Corp.	19,405	592
First Financial Bancorp	39,216	573
Anworth Mortgage Asset Corp.	98,398	569
Colony Financial Inc.	29,006	566
BlackRock Kelso Capital Corp.	55,953	563
PacWest Bancorp	22,242	551
Investors Bancorp Inc.	30,717	546
* Citizens Republic Bancorp Inc.	28,639	543
* National Financial Partners Corp.	31,627	542
* TFS Financial Corp.	56,252	541
Cousins Properties Inc.	64,471	538
Chesapeake Lodging Trust	25,467	532
Pennsylvania REIT	29,033	512
Employers Holdings Inc.	24,651	507
Oritani Financial Corp.	32,918	504
Radian Group Inc.	82,266	503
Sabra Health Care REIT Inc.	23,115	502
Boston Private Financial Holdings Inc.	55,396	499
Infinity Property & Casualty Corp.	8,531	497
First Citizens BancShares Inc. Class A	3,017	493
* iStar Financial Inc.	60,479	493
Sterling Financial Corp.	23,477	490
Park National Corp.	7,528	487
Hersha Hospitality Trust Class A	96,834	484
CreXus Investment Corp.	38,645	473
NBT Bancorp Inc.	23,301	472
Tower Group Inc.	26,496	471

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Oriental Financial Group Inc.	34,884	466
* Navigators Group Inc.	9,026	461
* MGIC Investment Corp.	172,631	459
* FelCor Lodging Trust Inc.	97,752	457
* Encore Capital Group Inc.	14,903	456
WesBanco Inc.	20,476	455
BankUnited Inc.	18,489	452
Home BancShares Inc.	13,660	451
Ramco-Gershenson Properties Trust	33,580	447
American Equity Investment Life Holding Co.	36,316	443
PennantPark Investment Corp.	40,073	441
* Pinnacle Financial Partners Inc.	23,253	438
First Commonwealth Financial Corp.	63,608	434
Investors Real Estate Trust	49,642	433
* Forestar Group Inc.	24,792	430
American Capital Mortgage Investment Corp.	18,100	427
Alexander's Inc.	1,287	426
* Piper Jaffray Cos.	13,216	425
Ashford Hospitality Trust Inc.	39,825	419
Apollo Residential Mortgage Inc.	20,724	418
Associated Estates Realty Corp.	25,872	417
Evercore Partners Inc. Class A	13,771	416
TrustCo Bank Corp. NY	78,616	415
Triangle Capital Corp.	15,991	408
* WisdomTree Investments Inc.	66,264	406
* Hilltop Holdings Inc.	29,551	400
* Hanmi Financial Corp.	29,319	398
Saul Centers Inc.	9,308	398
Interactive Brokers Group Inc.	28,884	395
* Virtus Investment Partners Inc.	3,250	393
City Holding Co.	11,253	392
ViewPoint Financial Group Inc.	18,465	387
* AMERISAFE Inc.	14,125	385
Columbia Banking System Inc.	21,353	383
Hudson Pacific Properties Inc.	18,132	382
West Coast Bancorp	17,155	380
Universal Health Realty Income Trust	7,357	372
Getty Realty Corp.	20,563	371
* Greenlight Capital Re Ltd. Class A	16,027	370
Chemical Financial Corp.	15,552	370
* ICG Group Inc.	32,160	368
Cardinal Financial Corp.	22,505	366
* Knight Capital Group Inc. Class A	101,250	355
Brookline Bancorp Inc.	41,790	355
Resource Capital Corp.	63,259	354
Retail Opportunity Investments Corp.	27,543	354
* Citizens Inc.	31,923	353
Dynex Capital Inc.	36,717	347
* Central Pacific Financial Corp.	22,211	346
Independent Bank Corp.	11,788	341
* Wilshire Bancorp Inc.	58,116	341
* Nationstar Mortgage Holdings Inc.	11,000	341
Rouse Properties Inc.	19,693	333
HFF Inc. Class A	22,257	332
* Beneficial Mutual Bancorp Inc.	34,711	330
Hercules Technology Growth Capital Inc.	29,334	327
FBL Financial Group Inc. Class A	9,529	326
SCBT Financial Corp.	7,994	321
* Flagstar Bancorp Inc.	16,489	320
Winthrop Realty Trust	28,907	319
AG Mortgage Investment Trust Inc.	13,585	319
First Potomac Realty Trust	25,556	316
Excel Trust Inc.	24,769	314
* Netspend Holdings Inc.	26,525	314

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Dime Community Bancshares Inc.	22,555	313
Cohen & Steers Inc.	10,278	313
STAG Industrial Inc.	17,411	313
Safety Insurance Group Inc.	6,722	310
Community Trust Bancorp Inc.	9,446	310
MCG Capital Corp.	66,236	305
Kennedy-Wilson Holdings Inc.	21,783	305
Renasant Corp.	15,869	304
* Bancorp Inc.	27,569	302
Flushing Financial Corp.	19,219	295
KBW Inc.	19,235	294
Campus Crest Communities Inc.	23,900	293
* eHealth Inc.	10,600	291
Berkshire Hills Bancorp Inc.	12,121	289
Rockville Financial Inc.	22,386	289
Banner Corp.	9,365	288
Lakeland Financial Corp.	11,037	285
United Fire Group Inc.	13,023	284
* Zillow Inc. Class A	10,200	283
RAIT Financial Trust	49,970	282
S&T Bancorp Inc.	15,525	281
1st Source Corp.	12,642	279
Coresite Realty Corp.	10,010	277
State Bank Financial Corp.	17,249	274
* Safeguard Scientifics Inc.	18,279	270
Southside Bancshares Inc.	12,757	269
* Walker & Dunlop Inc.	15,991	266
Northfield Bancorp Inc.	17,200	262
* NewStar Financial Inc.	18,695	262
First Busey Corp.	55,987	260
American National Insurance Co.	3,779	258
Urstadt Biddle Properties Inc. Class A	13,096	258
Duff & Phelps Corp. Class A	16,371	256
Medallion Financial Corp.	21,416	251
* Investment Technology Group Inc.	27,896	251
Sandy Spring Bancorp Inc.	12,580	244
First Merchants Corp.	16,338	242
* Taylor Capital Group Inc.	13,274	240
* Ameris Bancorp	19,124	239
First Financial Corp.	7,806	236
* Southwest Bancorp Inc.	21,029	236
Provident New York Bancorp	25,130	234
Epoch Holding Corp.	8,372	234
Trico Bancshares	13,806	231
* Virginia Commerce Bancorp Inc.	25,820	231
Univest Corp. of Pennsylvania	13,499	231
TowneBank	14,752	229
Republic Bancorp Inc. Class A	10,781	228
First Community Bancshares Inc.	14,246	228
1st United Bancorp Inc.	36,085	226
Maiden Holdings Ltd.	24,537	226
Parkway Properties Inc.	15,957	223
* FBR & Co.	57,538	223
Simmons First National Corp. Class A	8,764	222
* Metro Bancorp Inc.	16,660	220
TICC Capital Corp.	21,701	220
* Sun Bancorp Inc.	61,062	216
GFI Group Inc.	66,296	215
Ames National Corp.	9,754	214
Stewart Information Services Corp.	8,208	213
Citizens & Northern Corp.	11,216	212
Lakeland Bancorp Inc.	20,698	211
* United Community Banks Inc.	22,360	211
StellarOne Corp.	14,787	209

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* PICO Holdings Inc.	10,276	208
Gladstone Commercial Corp.	11,598	208
Meadowbrook Insurance Group Inc.	35,761	207
Arlington Asset Investment Corp. Class A	9,927	206
Bancfirst Corp.	4,860	206
* Eagle Bancorp Inc.	10,305	206
National Bankshares Inc.	6,344	205
Tompkins Financial Corp.	5,120	203
German American Bancorp Inc.	9,278	202
* Heritage Commerce Corp.	28,758	201
* Tejon Ranch Co.	7,122	200
Bryn Mawr Bank Corp.	8,806	196
Westfield Financial Inc.	26,868	194
MainSource Financial Group Inc.	15,307	194
* Ladenburg Thalmann Financial Services Inc.	137,254	192
Western Asset Mortgage Capital Corp.	9,700	192
Cedar Realty Trust Inc.	35,306	186
* Bridge Capital Holdings	11,911	185
Healthcare Trust of America Inc. Class A	18,702	185
EverBank Financial Corp.	12,200	182
Enterprise Financial Services Corp.	13,818	181
Select Income REIT	7,200	178
Washington Trust Bancorp Inc.	6,773	178
National Western Life Insurance Co. Class A	1,114	176
BGC Partners Inc. Class A	49,311	171
WSFS Financial Corp.	4,038	171
* Suffolk Bancorp	13,005	170
Peoples Bancorp Inc.	8,225	168
Marlin Business Services Corp.	8,375	168
Apollo Commercial Real Estate Finance Inc.	10,301	167
* Cowen Group Inc. Class A	67,701	166
First Bancorp	12,921	166
* MetroCorp Bancshares Inc.	15,000	165
Summit Hotel Properties Inc.	17,236	164
CapLease Inc.	29,027	162
Heartland Financial USA Inc.	6,154	161
Kite Realty Group Trust	28,690	160
KCAP Financial Inc.	17,415	160
* OmniAmerican Bancorp Inc.	6,883	159
* Global Indemnity plc	7,132	158
* BofI Holding Inc.	5,565	155
Consolidated-Tomoka Land Co.	4,991	155
* Guaranty Bancorp	79,151	154
SY Bancorp Inc.	6,823	153
OneBeacon Insurance Group Ltd. Class A	10,739	149
Golub Capital BDC Inc.	9,183	147
Union First Market Bankshares Corp.	9,054	143
* Seacoast Banking Corp. of Florida	88,489	142
SeaBright Holdings Inc.	12,584	139
Merchants Bancshares Inc.	5,163	138
Westwood Holdings Group Inc.	3,373	138
* Green Dot Corp. Class A	11,252	137
MVC Capital Inc.	11,144	135
NGP Capital Resources Co.	18,720	135
* Preferred Bank	9,491	135
* INTL. FCStone Inc.	7,701	134
Tree.com Inc.	7,430	134
Hudson Valley Holding Corp.	8,526	133
Financial Institutions Inc.	7,107	132
Arrow Financial Corp.	5,261	131
Capital Southwest Corp.	1,316	131
* MPG Office Trust Inc.	42,509	131
Agree Realty Corp.	4,855	130
Great Southern Bancorp Inc.	5,104	130

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Bank Mutual Corp.	30,162	130
ESB Financial Corp.	9,290	129
ESSA Bancorp Inc.	11,543	126
One Liberty Properties Inc.	6,187	126
Monmouth Real Estate Investment Corp. Class A	12,030	125
CoBiz Financial Inc.	16,515	123
GAMCO Investors Inc.	2,323	123
First Bancorp Inc.	7,436	122
Mission West Properties Inc.	13,394	122
* Waterstone Financial Inc.	15,579	122
BankFinancial Corp.	15,767	117
Calamos Asset Management Inc. Class A	10,993	116
* First Financial Northwest Inc.	15,135	114
Center Bancorp Inc.	9,838	114
* Gramercy Capital Corp.	37,816	111
Provident Financial Holdings Inc.	6,338	111
Camden National Corp.	3,245	110
Territorial Bancorp Inc.	4,784	109
* Hampton Roads Bankshares Inc.	90,562	108
Medley Capital Corp.	7,400	108
* Doral Financial Corp.	146,434	106
Gladstone Investment Corp.	14,912	104
* CIFC Corp.	12,808	102
* SWS Group Inc.	19,275	102
Sterling Bancorp	11,105	101
Centerstate Banks Inc.	11,805	101
* United Community Financial Corp.	34,582	100
New Mountain Finance Corp.	6,700	100
Northrim BanCorp Inc.	4,388	99
New York Mortgage Trust Inc.	15,700	99
West Bancorporation Inc.	9,152	99
* FNB United Corp.	8,446	98
Gladstone Capital Corp.	11,849	97
State Auto Financial Corp.	6,441	96
Oppenheimer Holdings Inc. Class A	5,519	95
EMC Insurance Group Inc.	3,988	95
OceanFirst Financial Corp.	6,912	95
United Financial Bancorp Inc.	5,953	94
Washington Banking Co.	6,749	92
CFS Bancorp Inc.	14,578	91
Fox Chase Bancorp Inc.	5,447	91
Donegal Group Inc. Class A	6,422	90
First Financial Holdings Inc.	6,851	90
Penns Woods Bancorp Inc.	2,387	89
Eastern Insurance Holdings Inc.	5,106	87
Federal Agricultural Mortgage Corp. Class A	3,500	86
Crawford & Co. Class B	10,423	83
Heritage Financial Corp.	5,569	82
* Pacific Mercantile Bancorp	12,873	81
* Consumer Portfolio Services Inc.	14,900	80
Peapack Gladstone Financial Corp.	5,610	79
Pulaski Financial Corp.	8,623	77
UMH Properties Inc.	7,300	75
First Interstate Bancsystem Inc.	4,825	74
* Macatawa Bank Corp.	24,939	72
* HomeStreet Inc.	2,800	72
Baldwin & Lyons Inc.	2,995	71
Asta Funding Inc.	7,505	71
THL Credit Inc.	4,784	71
* Phoenix Cos. Inc.	2,817	70
* AmeriServ Financial Inc.	23,113	70
Century Bancorp Inc. Class A	2,107	69
Chatham Lodging Trust	4,493	69
Arbor Realty Trust Inc.	11,271	68

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Harris & Harris Group Inc.	20,075	66
HF Financial Corp.	5,010	66
Home Federal Bancorp Inc.	5,290	66
American National Bankshares Inc.	3,239	65
Simplicity Bancorp Inc.	4,371	65
First Connecticut Bancorp Inc.	4,669	64
Thomas Properties Group Inc.	11,860	64
Cape Bancorp Inc.	7,322	64
JMP Group Inc.	9,836	60
Sierra Bancorp	5,207	60
Federal Agricultural Mortgage Corp.	1,811	59
* Altisource Residential Corp.	3,631	58
Diamond Hill Investment Group Inc.	834	57
* Capital City Bank Group Inc.	4,949	56
* NewBridge Bancorp	11,952	55
* GSV Capital Corp.	6,500	55
CNB Financial Corp.	3,343	55
* American Safety Insurance Holdings Ltd.	2,883	55
First Defiance Financial Corp.	2,812	54
Pacific Continental Corp.	5,542	54
FXCM Inc. Class A	5,349	54
First of Long Island Corp.	1,878	53
MidSouth Bancorp Inc.	3,241	53
* First Marblehead Corp.	67,951	53
Bank of Marin Bancorp	1,395	52
Mercantile Bank Corp.	3,113	51
Franklin Financial Corp.	3,011	50
* Home Bancorp Inc.	2,733	50
* MBT Financial Corp.	20,941	50
* Park Sterling Corp.	9,477	50
Kansas City Life Insurance Co.	1,298	50
* Asset Acceptance Capital Corp.	10,857	49
US Global Investors Inc. Class A	12,153	49
Investors Title Co.	812	49
Resource America Inc. Class A	7,178	48
TCP Capital Corp.	3,200	47
* Intervest Bancshares Corp. Class A	12,083	47
Whitestone REIT	3,300	46
* AV Homes Inc.	3,128	44
Alliance Financial Corp.	1,020	44
* Stratus Properties Inc.	5,000	43
* Gleacher & Co. Inc.	54,657	41
Bridge Bancorp Inc.	2,002	41
Independence Holding Co.	4,185	40
Nicholas Financial Inc.	3,098	38
* Unity Bancorp Inc.	5,863	37
Codorus Valley Bancorp Inc.	2,411	36
* BancTrust Financial Group Inc.	13,039	36
National Interstate Corp.	1,253	36
PMC Commercial Trust	4,948	35
MutualFirst Financial Inc.	2,926	34
Capital Trust Inc. Class A	16,219	34
* BBX Capital Corp.	5,030	34
Terreno Realty Corp.	2,141	33
HopFed Bancorp Inc.	3,515	31
* First South Bancorp Inc.	6,153	30
TF Financial Corp.	1,219	29
Wayne Savings Bancshares Inc.	3,056	29
Artio Global Investors Inc. Class A	14,675	28
First M&F Corp.	3,952	28
Life Partners Holdings Inc.	10,173	27
* Orrstown Financial Services Inc.	2,523	25
SI Financial Group Inc.	2,146	25
Cheviot Financial Corp.	2,571	24

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Eastern Virginia Bankshares Inc.	4,460	24
Bar Harbor Bankshares	695	23
* First Acceptance Corp.	18,537	23
Pzena Investment Management Inc. Class A	4,277	23
* Independent Bank Corp.	6,486	23
Bank of Kentucky Financial Corp.	912	23
* BCSB Bancorp Inc.	1,582	22
* Fidelity Southern Corp.	2,342	22
Meta Financial Group Inc.	976	22
QCR Holdings Inc.	1,647	22
* BRT Realty Trust	3,293	22
Evans Bancorp Inc.	1,390	22
* Atlanticus Holdings Corp.	6,358	21
* Republic First Bancorp Inc.	10,119	21
First Pactrust Bancorp Inc.	1,647	20
* Fortegra Financial Corp.	2,256	20
Landmark Bancorp Inc.	954	19
* North Valley Bancorp	1,309	19
* First California Financial Group Inc.	2,400	19
Premier Financial Bancorp Inc.	1,706	18
Fidus Investment Corp.	1,100	18
* United Security Bancshares	6,948	18
* Farmers Capital Bank Corp.	1,430	18
Clifton Savings Bancorp Inc.	1,535	17
Gain Capital Holdings Inc.	4,219	17
Hawthorn Bancshares Inc.	2,123	17
Shore Bancshares Inc.	3,101	17
Berkshire Bancorp Inc.	2,000	16
Ameriana Bancorp	2,003	16
Manning & Napier Inc.	1,260	16
* NASB Financial Inc.	739	16
C&F Financial Corp.	395	15
* Jefferson Bancshares Inc.	5,500	15
Charter Financial Corp.	1,426	15
Homeowners Choice Inc.	700	15
Heritage Financial Group Inc.	955	13
MidWestOne Financial Group Inc.	642	13
Middleburg Financial Corp.	698	12
Oneida Financial Corp.	1,076	12
* Colony Bankcorp Inc.	3,062	11
Hingham Institution for Savings	178	11
Peoples Bancorp of North Carolina Inc.	1,166	11
Auburn National Bancorporation Inc.	450	9
Crawford & Co. Class A	1,640	9
* American Independence Corp.	1,827	9
* Hallmark Financial Services	830	8
* Premierwest Bancorp	4,710	8
* Old Second Bancorp Inc.	6,115	7
* United Security Bancshares	1,292	7
* Yadkin Valley Financial Corp.	2,300	7
LNB Bancorp Inc.	1,100	7
QC Holdings Inc.	2,008	7
* Riverview Bancorp Inc.	3,447	6
California First National Bancorp	342	5
* Firstcity Financial Corp.	518	5
New Hampshire Thrift Bancshares Inc.	390	5
* Royal Bancshares of Pennsylvania Inc.	4,060	5
* Rurban Financial Corp.	700	5
Salisbury Bancorp Inc.	198	5
Union Bankshares Inc.	220	4
* Community Bankers Trust Corp.	1,417	4
Institutional Financial Markets Inc.	2,883	3
Alliance Bancorp Inc. of Pennsylvania	200	3
* ZipRealty Inc.	900	3

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Fauquier Bankshares Inc.	200	2
* Maui Land & Pineapple Co. Inc.	499	2
Citizens Holding Co.	100	2
* Vestin Realty Mortgage II Inc.	1,269	2
United Bancorp Inc.	287	2
* First United Corp.	200	1
Northeast Bancorp	100	1
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
Peoples Financial Corp.	2	—
		1,713,538
Health Care (7.1%)
Johnson & Johnson	1,818,855	127,502
Pfizer Inc.	4,927,688	123,586
Merck & Co. Inc.	2,009,249	82,259
Abbott Laboratories	1,035,268	67,810
Amgen Inc.	508,446	43,889
UnitedHealth Group Inc.	681,199	36,948
* Gilead Sciences Inc.	499,113	36,660
Bristol-Myers Squibb Co.	1,107,674	36,099
Eli Lilly & Co.	688,929	33,978
* Express Scripts Holding Co.	534,840	28,881
Medtronic Inc.	676,170	27,736
Baxter International Inc.	360,971	24,062
* Celgene Corp.	285,090	22,442
* Biogen Idec Inc.	148,363	21,760
Allergan Inc.	203,204	18,640
Covidien plc	317,278	18,320
Thermo Fisher Scientific Inc.	241,511	15,404
McKesson Corp.	155,611	15,088
WellPoint Inc.	214,841	13,088
* Intuitive Surgical Inc.	26,385	12,938
* Alexion Pharmaceuticals Inc.	127,593	11,969
Stryker Corp.	201,133	11,026
Becton Dickinson & Co.	131,567	10,287
Aetna Inc.	220,905	10,228
Cigna Corp.	190,526	10,186
Agilent Technologies Inc.	229,582	9,399
Cardinal Health Inc.	224,927	9,262
* Regeneron Pharmaceuticals Inc.	49,796	8,519
Zimmer Holdings Inc.	115,426	7,694
St. Jude Medical Inc.	207,117	7,485
* Cerner Corp.	95,894	7,445
* Mylan Inc.	268,210	7,370
Humana Inc.	106,784	7,329
* Watson Pharmaceuticals Inc.	84,175	7,239
* DaVita HealthCare Partners Inc.	65,332	7,221
AmerisourceBergen Corp. Class A	166,298	7,181
* Edwards Lifesciences Corp.	76,334	6,883
* Forest Laboratories Inc.	175,214	6,189
Quest Diagnostics Inc.	104,704	6,101
Perrigo Co.	58,569	6,093
* Vertex Pharmaceuticals Inc.	142,323	5,969
* Life Technologies Corp.	116,330	5,709
* Laboratory Corp. of America Holdings	63,376	5,490
* Boston Scientific Corp.	937,809	5,374
CR Bard Inc.	52,585	5,140
* Varian Medical Systems Inc.	73,143	5,138
* Waters Corp.	57,929	5,047
* Henry Schein Inc.	58,489	4,706
* Illumina Inc.	81,086	4,508
HCA Holdings Inc.	147,109	4,438
* CareFusion Corp.	147,656	4,220
* BioMarin Pharmaceutical Inc.	82,138	4,045
* Mettler-Toledo International Inc.	20,651	3,992

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Coventry Health Care Inc.	88,898	3,985
ResMed Inc.	95,094	3,953
DENTSPLY International Inc.	93,531	3,705
* Hologic Inc.	176,376	3,533
* IDEXX Laboratories Inc.	37,818	3,509
* Hospira Inc.	109,945	3,435
* Onyx Pharmaceuticals Inc.	43,357	3,275
Cooper Cos. Inc.	31,834	2,944
Universal Health Services Inc. Class B	59,749	2,889
Omnicare Inc.	73,510	2,654
* MEDNAX Inc.	33,071	2,630
* Medivation Inc.	48,908	2,502
PerkinElmer Inc.	76,098	2,415
* Sirona Dental Systems Inc.	36,314	2,341
Tenet Healthcare Corp.	69,509	2,257
* Pharmacyclics Inc.	37,044	2,145
* Covance Inc.	36,953	2,135
* Ariad Pharmaceuticals Inc.	110,327	2,116
* Endo Health Solutions Inc.	77,968	2,048
Patterson Cos. Inc.	57,428	1,966
Teleflex Inc.	27,316	1,948
Community Health Systems Inc.	60,958	1,874
* Cubist Pharmaceuticals Inc.	42,486	1,787
* athenahealth Inc.	23,911	1,756
Warner Chilcott plc Class A	142,739	1,719
* Brookdale Senior Living Inc. Class A	65,118	1,649
* United Therapeutics Corp.	30,666	1,638
* Health Management Associates Inc. Class A	170,845	1,592
* Salix Pharmaceuticals Ltd.	39,309	1,591
Techne Corp.	23,211	1,586
* Seattle Genetics Inc.	67,184	1,559
* Alkermes plc	83,167	1,540
* HMS Holdings Corp.	58,040	1,504
* Cepheid Inc.	44,217	1,495
* Myriad Genetics Inc.	53,949	1,470
* Thoratec Corp.	39,120	1,468
* Centene Corp.	34,624	1,420
* WellCare Health Plans Inc.	28,886	1,406
* Haemonetics Corp.	33,998	1,388
* Bio-Rad Laboratories Inc. Class A	13,108	1,377
* HealthSouth Corp.	64,097	1,353
* Health Net Inc.	53,708	1,305
* Incyte Corp. Ltd.	78,453	1,303
* Arena Pharmaceuticals Inc.	143,821	1,297
STERIS Corp.	36,968	1,284
West Pharmaceutical Services Inc.	22,731	1,245
* LifePoint Hospitals Inc.	32,712	1,235
* Jazz Pharmaceuticals plc	23,211	1,235
* Charles River Laboratories International Inc.	32,841	1,231
Owens & Minor Inc.	42,865	1,222
* Align Technology Inc.	43,436	1,205
Hill-Rom Holdings Inc.	41,853	1,193
* PAREXEL International Corp.	40,298	1,192
* VCA Antech Inc.	56,030	1,179
* Team Health Holdings Inc.	38,013	1,094
Questcor Pharmaceuticals Inc.	39,997	1,069
* ViroPharma Inc.	46,158	1,051
* Theravance Inc.	46,688	1,040
* Allscripts Healthcare Solutions Inc.	108,062	1,018
* PSS World Medical Inc.	33,662	972
* Cyberonics Inc.	18,315	962
* Alere Inc.	51,110	946
* Bruker Corp.	61,383	937
* Vivus Inc.	67,259	903

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Magellan Health Services Inc.	18,204	892
*	Impax Laboratories Inc.	43,113	883
*	Medicines Co.	36,779	882
*	MWI Veterinary Supply Inc.	8,013	881
	Chemed Corp.	12,775	876
*	Volcano Corp.	36,260	856
	Air Methods Corp.	23,175	855
	Masimo Corp.	36,197	760
*	Immunogen Inc.	55,660	710
*	Insulet Corp.	31,872	676
*	Neogen Corp.	14,671	665
*	Dendreon Corp.	125,478	663
*	Sunrise Senior Living Inc.	45,834	659
	PDL BioPharma Inc.	93,263	657
*	Amsurg Corp. Class A	21,660	650
*	Isis Pharmaceuticals Inc.	62,017	649
*	Acorda Therapeutics Inc.	25,780	641
*	Akorn Inc.	47,227	631
*	HeartWare International Inc.	7,376	619
*	Medidata Solutions Inc.	15,796	619
*	NPS Pharmaceuticals Inc.	67,855	617
	Abaxis Inc.	16,257	603
*	Hanger Inc.	21,481	588
*	Auxilium Pharmaceuticals Inc.	31,559	585
*	Wright Medical Group Inc.	27,326	574
*	Bio-Reference Labs Inc.	19,981	573
	Analogic Corp.	7,680	571
*	Nektar Therapeutics	76,527	567
*	Ironwood Pharmaceuticals Inc. Class A	50,578	561
*	Endologix Inc.	39,016	556
*	ArthroCare Corp.	15,866	549
*	Infinity Pharmaceuticals Inc.	15,627	547
*	Halozyme Therapeutics Inc.	81,418	546
*	DexCom Inc.	39,953	544
	CONMED Corp.	19,409	542
	Meridian Bioscience Inc.	25,645	519
*	Affymax Inc.	27,199	517
*	Integra LifeSciences Holdings Corp.	12,862	501
*	Emeritus Corp.	19,944	493
*	InterMune Inc.	50,406	488
*	ICU Medical Inc.	7,806	476
	Quality Systems Inc.	27,391	475
*	MedAssets Inc.	28,003	470
*,^	Exelixis Inc.	102,591	469
*	Lexicon Pharmaceuticals Inc.	210,847	468
*	Alnylam Pharmaceuticals Inc.	24,902	454
*	Sarepta Therapeutics Inc.	17,529	452
*	Molina Healthcare Inc.	16,456	445
*	NuVasive Inc.	28,776	445
*	Orthofix International NV	10,970	431
*	Spectranetics Corp.	28,852	426
*	Conceptus Inc.	20,227	425
*	Sequenom Inc.	89,808	424
^	Spectrum Pharmaceuticals Inc.	37,874	424
*	Idenix Pharmaceuticals Inc.	87,195	423
*	Capital Senior Living Corp.	22,128	414
*	Momenta Pharmaceuticals Inc.	34,498	406
*	Luminex Corp.	24,212	406
*	Greatbatch Inc.	16,856	392
	Landauer Inc.	6,399	392
*	Accuray Inc.	60,549	389
*	Quidel Corp.	20,812	389
*	ExamWorks Group Inc.	27,710	388
*	Acadia Healthcare Co. Inc.	16,600	387

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Dynavax Technologies Corp.	134,551	385
*	Merit Medical Systems Inc.	27,628	384
	Computer Programs & Systems Inc.	7,565	381
*	Omnicell Inc.	25,402	378
*,^	Opko Health Inc.	77,660	374
*	Rigel Pharmaceuticals Inc.	56,833	369
	Invacare Corp.	22,386	365
*	NxStage Medical Inc.	31,046	349
*	IPC The Hospitalist Co. Inc.	8,690	345
	Cantel Medical Corp.	11,537	343
*	ABIOMED Inc.	25,058	337
*	Achillion Pharmaceuticals Inc.	41,679	334
*	MAP Pharmaceuticals Inc.	21,257	334
*	Exact Sciences Corp.	31,438	333
*	Kindred Healthcare Inc.	30,465	330
*	Neurocrine Biosciences Inc.	43,442	325
*	Protalix BioTherapeutics Inc.	58,478	303
*	PharMerica Corp.	21,138	301
*	Orexigen Therapeutics Inc.	55,475	292
*	Ligand Pharmaceuticals Inc. Class B	13,865	288
*	AMN Healthcare Services Inc.	24,806	286
*	Curis Inc.	82,968	285
*	AVANIR Pharmaceuticals Inc.	106,293	280
*	Accretive Health Inc.	24,000	277
*	Optimer Pharmaceuticals Inc.	30,601	277
*	Santarus Inc.	25,145	276
*	BioScrip Inc.	25,477	274
*	Synageva BioPharma Corp.	5,908	273
*	Healthways Inc.	25,320	271
	US Physical Therapy Inc.	9,706	267
*	Natus Medical Inc.	23,558	263
	Ensign Group Inc.	9,570	260
*	Cynosure Inc. Class A	10,765	260
*	Sangamo Biosciences Inc.	43,145	259
*	Endocyte Inc.	28,491	256
*	OraSure Technologies Inc.	35,479	255
*	Corvel Corp.	5,677	254
*	ACADIA Pharmaceuticals Inc.	54,396	253
*	Depomed Inc.	39,879	247
*	MAKO Surgical Corp.	18,495	238
*	Vical Inc.	81,660	238
*	Emergent Biosolutions Inc.	14,739	236
	National Healthcare Corp.	4,971	234
*	Sciclone Pharmaceuticals Inc.	54,183	234
*	ZIOPHARM Oncology Inc.	55,207	230
*	Merrimack Pharmaceuticals Inc.	37,677	229
*	Synta Pharmaceuticals Corp.	25,345	229
*	RTI Biologics Inc.	53,268	227
*	Gentiva Health Services Inc.	22,578	227
*	HealthStream Inc.	9,220	224
*	Vanguard Health Systems Inc.	17,993	220
*	Genomic Health Inc.	7,851	214
	Select Medical Holdings Corp.	22,655	214
*	Threshold Pharmaceuticals Inc.	50,400	212
*	Symmetry Medical Inc.	19,705	207
*	AMAG Pharmaceuticals Inc.	14,059	207
	Hi-Tech Pharmacal Co. Inc.	5,631	197
*	Amedisys Inc.	17,343	195
*	Immunomedics Inc.	63,470	185
*	Navidea Biopharmaceuticals Inc.	64,777	183
*	Antares Pharma Inc.	48,102	183
*	AngioDynamics Inc.	16,480	181
*	Cambrex Corp.	15,774	179
*	XenoPort Inc.	22,998	179

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Aegerion Pharmaceuticals Inc.	6,935	176
Universal American Corp.	20,228	174
* LHC Group Inc.	8,033	171
* Triple-S Management Corp. Class B	9,244	171
* AVEO Pharmaceuticals Inc.	21,039	169
* MannKind Corp.	72,176	167
* Solta Medical Inc.	58,022	155
* Pacira Pharmaceuticals Inc.	8,784	153
* Array BioPharma Inc.	40,860	152
* Affymetrix Inc.	47,830	152
CryoLife Inc.	24,270	151
Enzon Pharmaceuticals Inc.	33,855	150
* Cardiovascular Systems Inc.	11,933	150
* Targacept Inc.	33,767	148
* SurModics Inc.	6,580	147
* Celldex Therapeutics Inc.	21,374	143
Assisted Living Concepts Inc. Class A	14,423	141
Atrion Corp.	694	136
* Dyax Corp.	39,056	136
Young Innovations Inc.	3,431	135
* Vocera Communications Inc.	5,320	134
* Anika Therapeutics Inc.	13,358	133
* Geron Corp.	91,251	129
* Staar Surgical Co.	20,857	127
* Novavax Inc.	66,616	126
* Providence Service Corp.	7,254	123
* XOMA Corp.	51,270	123
* Amicus Therapeutics Inc.	45,414	122
* Fluidigm Corp.	8,431	121
* Astex Pharmaceuticals	41,117	120
* Cadence Pharmaceuticals Inc.	24,509	117
* GTx Inc.	27,024	113
* Five Star Quality Care Inc.	22,405	112
* Cross Country Healthcare Inc.	23,007	110
* Palomar Medical Technologies Inc.	11,683	108
* Furiex Pharmaceuticals Inc.	5,564	107
* Repligen Corp.	17,009	107
* Durect Corp.	115,966	107
* Peregrine Pharmaceuticals Inc.	80,399	106
* Alphatec Holdings Inc.	62,759	104
* Rochester Medical Corp.	10,205	103
Pain Therapeutics Inc.	37,741	102
* Arqule Inc.	36,032	101
* Cerus Corp.	31,576	100
* PROLOR Biotech Inc.	19,756	98
* Obagi Medical Products Inc.	7,106	97
* Hansen Medical Inc.	46,281	96
* Exactech Inc.	5,675	96
* Zogenix Inc.	71,474	95
* Osiris Therapeutics Inc.	10,227	92
* Oncothyreon Inc.	47,616	91
* Raptor Pharmaceutical Corp.	14,889	87
* Corcept Therapeutics Inc.	60,515	87
* Unilife Corp.	37,990	86
* Albany Molecular Research Inc.	15,491	82
* Chindex International Inc.	7,782	82
* BioMimetic Therapeutics Inc.	11,147	81
* Pozen Inc.	15,678	79
* Tornier NV	4,670	78
* GenMark Diagnostics Inc.	8,600	77
* Zalicus Inc.	116,845	76
* Progenics Pharmaceuticals Inc.	24,957	74
* Biotime Inc.	22,685	71
* Keryx Biopharmaceuticals Inc.	26,739	70

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Merge Healthcare Inc.	28,266	70
	Almost Family Inc.	3,364	68
*	Harvard Bioscience Inc.	15,002	66
*	Vascular Solutions Inc.	4,150	66
*	Greenway Medical Technologies	4,200	64
*,^	Celsion Corp.	7,800	64
*	Lannett Co. Inc.	12,824	64
*	SIGA Technologies Inc.	23,958	63
*	Biolase Inc.	33,245	61
*	Cytokinetics Inc.	91,898	61
*,^	Savient Pharmaceuticals Inc.	57,226	60
*	OncoGenex Pharmaceutical Inc.	4,401	58
	Psychemedics Corp.	5,340	57
*,^	Galena Biopharma Inc.	36,836	56
*	PDI Inc.	7,191	55
*	Cell Therapeutics Inc.	42,007	55
*	Omeros Corp.	10,163	53
*	Skilled Healthcare Group Inc.	7,829	50
*	Insmed Inc.	7,311	49
*	Cytori Therapeutics Inc.	17,311	49
	Maxygen Inc.	19,449	48
*	Transcept Pharmaceuticals Inc.	10,100	45
	National Research Corp.	827	45
*	Synergy Pharmaceuticals Inc.	8,400	44
*	BioCryst Pharmaceuticals Inc.	30,935	44
*	Repros Therapeutics Inc.	2,756	43
*,^	MELA Sciences Inc.	23,282	42
*	Clovis Oncology Inc.	2,537	41
*	Cutera Inc.	4,463	40
*,^	StemCells Inc.	23,690	39
*	Cumberland Pharmaceuticals Inc.	9,063	38
*	Enzo Biochem Inc.	13,621	37
*	Sagent Pharmaceuticals Inc.	2,255	36
*	Myrexis Inc.	12,740	36
*	Biospecifics Technologies Corp.	2,292	34
*	Vanda Pharmaceuticals Inc.	8,947	33
*	Medical Action Industries Inc.	11,756	32
*	Metabolix Inc.	20,633	31
*	RadNet Inc.	11,986	30
*	Codexis Inc.	12,540	28
*	Hooper Holmes Inc.	69,270	27
*,^	Apricus Biosciences Inc.	12,988	26
*	Aastrom Biosciences Inc.	20,330	26
*	Columbia Laboratories Inc.	40,148	26
*	LCA-Vision Inc.	8,549	24
*	AtriCure Inc.	3,429	24
*	Chelsea Therapeutics International Ltd.	30,516	23
	Utah Medical Products Inc.	630	23
*	Delcath Systems Inc.	18,227	22
*	Inovio Pharmaceuticals Inc.	42,536	21
*	BSD Medical Corp.	14,039	21
	Heska Corp.	2,600	21
*	Theragenics Corp.	13,219	21
*	Icad Inc.	4,360	21
*	Sucampo Pharmaceuticals Inc. Class A	4,106	20
*	Epocrates Inc.	2,200	19
*	Pacific Biosciences of California Inc.	11,021	19
	Biota Pharmaceuticals Inc.	4,648	19
*	Trius Therapeutics Inc.	3,800	18
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Alliance HealthCare Services Inc.	2,813	18
*	CytRx Corp.	9,502	18
*	EnteroMedics Inc.	6,331	18
*,^	Biosante Pharmaceuticals Inc.	14,250	18

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	CardioNet Inc.	7,373	17
*	Acura Pharmaceuticals Inc.	7,453	17
*	NewLink Genetics Corp.	1,231	15
*	Complete Genomics Inc.	4,884	15
*	Hemispherx Biopharma Inc.	55,442	14
*	BioClinica Inc.	2,392	14
*	Synergetics USA Inc.	2,643	13
*	Agenus Inc.	3,040	12
*	Strategic Diagnostics Inc.	11,377	12
*	PhotoMedex Inc.	800	12
*	GenVec Inc.	8,464	11
*	Anacor Pharmaceuticals Inc.	2,145	11
*	Discovery Laboratories Inc.	4,729	10
*	Cornerstone Therapeutics Inc.	1,995	9
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
*	Vision Sciences Inc.	7,510	9
*	Rockwell Medical Technologies Inc.	1,100	9
*	Authentidate Holding Corp.	8,999	8
*	Bovie Medical Corp.	3,373	8
*	ThermoGenesis Corp.	9,641	8
*	ERBA Diagnostics Inc.	8,700	8
*,^	Alexza Pharmaceuticals Inc.	1,556	8
*,^	Stereotaxis Inc.	2,694	7
*	Digirad Corp.	3,306	7
*	Entremed Inc.	4,828	7
*	Cleveland Biolabs Inc.	4,857	6
*	Cardica Inc.	5,774	6
*	Sharps Compliance Corp.	2,564	6
*	Cel-Sci Corp.	19,362	5
*	TranS1 Inc.	1,691	4
*	Anthera Pharmaceuticals Inc.	6,533	4
*	Alimera Sciences Inc.	2,578	4
*	Idera Pharmaceuticals Inc.	4,300	4
*	Arrowhead Research Corp.	1,518	3
*	Biodel Inc.	500	1
*	ADVENTRX Pharmaceuticals Inc.	1,416	1
	Daxor Corp.	100	1
*	Palatin Technologies Inc.	160	—
			1,215,215
Industrials (6.7%)
	General Electric Co.	6,965,788	146,212
	United Technologies Corp.	571,361	46,857
	3M Co.	433,245	40,227
	Union Pacific Corp.	312,405	39,276
	Caterpillar Inc.	430,883	38,599
	Boeing Co.	471,146	35,506
	United Parcel Service Inc. Class B	479,115	35,325
	Honeywell International Inc.	489,150	31,046
	Emerson Electric Co.	479,778	25,409
	Danaher Corp.	390,588	21,834
	Deere & Co.	245,452	21,212
	Precision Castparts Corp.	95,817	18,150
	FedEx Corp.	197,154	18,083
	Illinois Tool Works Inc.	278,834	16,956
	Lockheed Martin Corp.	182,253	16,820
	Eaton Corp. plc	306,130	16,592
	General Dynamics Corp.	198,155	13,726
	CSX Corp.	687,353	13,561
	Norfolk Southern Corp.	211,165	13,058
	Cummins Inc.	119,525	12,951
	Raytheon Co.	219,395	12,628
	Northrop Grumman Corp.	155,168	10,486
	PACCAR Inc.	221,914	10,033
	Waste Management Inc.	290,995	9,818

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Ingersoll-Rand plc	203,698	9,769
Tyco International Ltd.	303,869	8,888
Fastenal Co.	185,544	8,663
Parker Hannifin Corp.	98,759	8,400
Dover Corp.	120,820	7,939
WW Grainger Inc.	39,190	7,931
Rockwell Automation Inc.	93,279	7,835
Stanley Black & Decker Inc.	105,348	7,793
Roper Industries Inc.	64,524	7,193
ADT Corp.	152,584	7,094
Pentair Ltd.	138,195	6,792
CH Robinson Worldwide Inc.	106,669	6,744
* Delta Air Lines Inc.	560,931	6,658
Fluor Corp.	110,309	6,480
Kansas City Southern	72,503	6,053
Republic Services Inc. Class A	205,150	6,017
AMETEK Inc.	159,917	6,008
Expeditors International of Washington Inc.	139,059	5,500
* Stericycle Inc.	56,445	5,265
Rockwell Collins Inc.	89,658	5,215
* United Continental Holdings Inc.	219,212	5,125
Southwest Airlines Co.	490,168	5,019
Flowserve Corp.	33,971	4,987
L-3 Communications Holdings Inc.	63,723	4,882
* Verisk Analytics Inc. Class A	93,753	4,781
Pall Corp.	77,274	4,657
Textron Inc.	185,265	4,593
Joy Global Inc.	70,461	4,494
TransDigm Group Inc.	32,167	4,386
Equifax Inc.	79,013	4,276
Masco Corp.	237,347	3,954
* Quanta Services Inc.	137,950	3,765
JB Hunt Transport Services Inc.	62,690	3,743
* Jacobs Engineering Group Inc.	86,231	3,671
* IHS Inc. Class A	37,265	3,577
* B/E Aerospace Inc.	69,211	3,419
* Hertz Global Holdings Inc.	209,760	3,413
Xylem Inc.	123,846	3,356
* AGCO Corp.	64,920	3,189
* Fortune Brands Home & Security Inc.	105,943	3,096
Cintas Corp.	75,590	3,092
Donaldson Co. Inc.	94,080	3,090
Snap-on Inc.	38,615	3,050
Hubbell Inc. Class B	34,812	2,946
Iron Mountain Inc.	94,867	2,946
KBR Inc.	98,356	2,943
Robert Half International Inc.	88,824	2,826
* WABCO Holdings Inc.	42,672	2,782
Wabtec Corp.	31,570	2,764
* Owens Corning	74,322	2,749
Waste Connections Inc.	78,178	2,642
Timken Co.	54,571	2,610
Lincoln Electric Holdings Inc.	53,062	2,583
* Nielsen Holdings NV	84,073	2,572
IDEX Corp.	54,989	2,559
Carlisle Cos. Inc.	41,901	2,462
Nordson Corp.	38,393	2,423
* United Rentals Inc.	52,771	2,402
SPX Corp.	33,919	2,379
Corrections Corp. of America	66,629	2,363
Dun & Bradstreet Corp.	29,809	2,344
Avery Dennison Corp.	67,059	2,342
MSC Industrial Direct Co. Inc. Class A	30,763	2,319
* Genesee & Wyoming Inc. Class A	29,521	2,246

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Manpower Inc.	52,315	2,220
Gardner Denver Inc.	32,346	2,216
Triumph Group Inc.	33,445	2,184
Towers Watson & Co. Class A	38,697	2,175
Valmont Industries Inc.	15,902	2,171
* Copart Inc.	72,322	2,133
Kennametal Inc.	53,149	2,126
* Sensata Technologies Holding NV	65,237	2,119
Graco Inc.	40,496	2,085
* Terex Corp.	73,932	2,078
* Kirby Corp.	33,402	2,067
* Clean Harbors Inc.	37,481	2,062
* Shaw Group Inc.	44,070	2,054
* Alaska Air Group Inc.	47,072	2,028
URS Corp.	51,166	2,009
Regal-Beloit Corp.	28,124	1,982
* WESCO International Inc.	29,018	1,957
Acuity Brands Inc.	28,137	1,906
Babcock & Wilcox Co.	71,276	1,867
Trinity Industries Inc.	52,101	1,866
* Hexcel Corp.	66,229	1,786
* Foster Wheeler AG	72,414	1,761
Ryder System Inc.	34,260	1,711
AO Smith Corp.	26,452	1,668
Toro Co.	38,720	1,664
Landstar System Inc.	31,189	1,636
* Oshkosh Corp.	55,058	1,632
* AECOM Technology Corp.	68,146	1,622
* Middleby Corp.	12,537	1,607
CLARCOR Inc.	33,501	1,601
Woodward Inc.	41,675	1,589
EMCOR Group Inc.	44,725	1,548
* Colfax Corp.	37,838	1,527
* Teledyne Technologies Inc.	23,424	1,524
Lennox International Inc.	28,777	1,511
Covanta Holding Corp.	80,864	1,490
Robbins & Myers Inc.	25,000	1,486
* Old Dominion Freight Line Inc.	43,278	1,484
* US Airways Group Inc.	108,055	1,459
* Polypore International Inc.	31,264	1,454
Huntington Ingalls Industries Inc.	33,242	1,441
Pitney Bowes Inc.	133,572	1,421
* USG Corp.	50,586	1,420
* Avis Budget Group Inc.	71,323	1,414
Exelis Inc.	124,981	1,409
Crane Co.	30,174	1,396
ITT Corp.	58,944	1,383
Alliant Techsystems Inc.	22,105	1,370
* Spirit Aerosystems Holdings Inc. Class A	79,417	1,348
Geo Group Inc.	47,693	1,345
* Chart Industries Inc.	20,037	1,336
Watsco Inc.	17,777	1,331
Manitowoc Co. Inc.	84,615	1,327
Belden Inc.	29,478	1,326
* Esterline Technologies Corp.	20,758	1,320
GATX Corp.	29,739	1,288
Actuant Corp. Class A	46,090	1,286
Harsco Corp.	54,193	1,274
Macquarie Infrastructure Co. LLC	26,697	1,216
* EnerSys Inc.	32,150	1,210
* Tetra Tech Inc.	42,904	1,135
Deluxe Corp.	34,336	1,107
RR Donnelley & Sons Co.	120,704	1,086
Brady Corp. Class A	32,507	1,086

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Advisory Board Co.	23,028	1,077
* Air Lease Corp.	49,853	1,072
Applied Industrial Technologies Inc.	25,442	1,069
* Moog Inc. Class A	26,034	1,068
Corporate Executive Board Co.	22,384	1,062
Con-way Inc.	37,565	1,045
* Beacon Roofing Supply Inc.	31,237	1,040
* General Cable Corp.	33,216	1,010
Healthcare Services Group Inc.	43,157	1,003
Mueller Industries Inc.	19,400	971
Rollins Inc.	43,720	964
* MasTec Inc.	37,569	937
* FTI Consulting Inc.	28,119	928
HNI Corp.	30,814	926
Curtiss-Wright Corp.	28,162	925
UTi Worldwide Inc.	68,833	922
* JetBlue Airways Corp.	160,744	918
Brink's Co.	31,953	912
Armstrong World Industries Inc.	17,816	904
Mine Safety Appliances Co.	21,078	900
Simpson Manufacturing Co. Inc.	26,212	859
* Acacia Research Corp.	33,504	859
* Hub Group Inc. Class A	25,119	844
* MRC Global Inc.	30,274	841
Franklin Electric Co. Inc.	13,449	836
Granite Construction Inc.	24,821	834
Herman Miller Inc.	38,727	830
* Navistar International Corp.	37,278	812
* Atlas Air Worldwide Holdings Inc.	17,931	795
United Stationers Inc.	25,322	785
Steelcase Inc. Class A	61,089	778
Forward Air Corp.	21,767	762
* GrafTech International Ltd.	81,021	761
Allegiant Travel Co. Class A	10,310	757
Watts Water Technologies Inc. Class A	17,433	749
UniFirst Corp.	10,218	749
* RBC Bearings Inc.	14,912	747
TAL International Group Inc.	20,149	733
* Spirit Airlines Inc.	40,834	724
ABM Industries Inc.	35,559	709
Barnes Group Inc.	30,686	689
Matson Inc.	27,642	683
Generac Holdings Inc.	19,539	670
* II-VI Inc.	35,112	641
Werner Enterprises Inc.	29,269	634
Briggs & Stratton Corp.	30,014	633
KAR Auction Services Inc.	30,742	622
Interface Inc. Class A	38,594	621
Seaboard Corp.	241	610
Knight Transportation Inc.	41,072	601
Raven Industries Inc.	22,770	600
ESCO Technologies Inc.	15,980	598
Titan International Inc.	27,348	594
* EnPro Industries Inc.	14,374	588
Insperity Inc.	17,944	584
Mueller Water Products Inc. Class A	103,668	582
Kaman Corp.	15,791	581
HEICO Corp. Class A	18,166	581
* DigitalGlobe Inc.	23,533	575
* Aegion Corp. Class A	25,897	575
Lindsay Corp.	7,147	573
Amerco Inc.	4,474	567
Apogee Enterprises Inc.	23,089	553
* ACCO Brands Corp.	74,263	545

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Swift Transportation Co.	59,729	545
* Trimas Corp.	19,362	541
* Mobile Mini Inc.	25,918	540
AZZ Inc.	13,992	538
* Dycom Industries Inc.	26,195	519
HEICO Corp.	11,475	514
* Blount International Inc.	31,829	504
Knoll Inc.	32,546	500
Cubic Corp.	10,315	495
Aircastle Ltd.	39,202	492
* On Assignment Inc.	24,216	491
AAR Corp.	26,216	490
Kaydon Corp.	20,179	483
Quanex Building Products Corp.	23,333	476
Universal Forest Products Inc.	12,347	470
Heartland Express Inc.	35,713	467
* Orbital Sciences Corp.	33,890	467
* TrueBlue Inc.	29,555	465
Standex International Corp.	8,993	461
Tennant Co.	10,272	451
Altra Holdings Inc.	20,326	448
Cascade Corp.	6,795	437
* Korn/Ferry International	27,192	431
* Taser International Inc.	47,073	421
* Sykes Enterprises Inc.	27,649	421
* Wabash National Corp.	46,574	418
Sauer-Danfoss Inc.	7,827	418
* Huron Consulting Group Inc.	12,239	412
SkyWest Inc.	32,988	411
McGrath RentCorp	13,927	404
Griffon Corp.	35,054	402
* Exponent Inc.	7,175	401
Encore Wire Corp.	13,150	399
American Science & Engineering Inc.	5,972	389
* GenCorp Inc.	42,397	388
* Team Inc.	10,152	386
* Rush Enterprises Inc. Class A	18,474	382
Resources Connection Inc.	31,933	381
Ennis Inc.	24,184	374
Kforce Inc.	25,725	369
Viad Corp.	13,356	363
Albany International Corp.	15,959	362
Astec Industries Inc.	10,710	357
* GeoEye Inc.	11,566	355
* MYR Group Inc.	15,966	355
CIRCOR International Inc.	8,689	344
* Federal Signal Corp.	44,892	342
AAON Inc.	16,188	338
* InnerWorkings Inc.	23,576	325
G&K Services Inc. Class A	9,463	323
* Navigant Consulting Inc.	28,877	322
Great Lakes Dredge & Dock Corp.	35,589	318
Sun Hydraulics Corp.	12,172	317
Gorman-Rupp Co.	10,510	314
H&E Equipment Services Inc.	20,696	312
* Kadant Inc.	11,637	308
* Rexnord Corp.	14,000	298
* Meritor Inc.	62,385	295
Celadon Group Inc.	16,274	294
* Tutor Perini Corp.	21,411	293
Comfort Systems USA Inc.	23,968	291
Primoris Services Corp.	19,354	291
John Bean Technologies Corp.	16,323	290
* Builders FirstSource Inc.	48,999	273

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Thermon Group Holdings Inc.	12,120	273
US Ecology Inc.	11,545	272
* GP Strategies Corp.	13,141	271
Kimball International Inc. Class B	23,209	269
* Proto Labs Inc.	6,800	268
* ICF International Inc.	11,385	267
* Titan Machinery Inc.	10,683	264
LB Foster Co. Class A	6,035	262
* Trex Co. Inc.	6,862	255
* Lydall Inc.	17,493	251
Kelly Services Inc. Class A	15,756	248
* Saia Inc.	10,405	241
FreightCar America Inc.	10,711	240
Quad/Graphics Inc.	11,733	239
* Layne Christensen Co.	9,723	236
* Mistras Group Inc.	9,486	234
* Columbus McKinnon Corp.	13,843	229
Alamo Group Inc.	6,801	222
* Swisher Hygiene Inc.	126,401	221
Arkansas Best Corp.	23,033	220
* DXP Enterprises Inc.	4,356	214
* Gibraltar Industries Inc.	13,317	212
* Engility Holdings Inc.	10,820	208
* CBIZ Inc.	34,285	203
* EnergySolutions Inc.	64,560	201
* American Woodmark Corp.	7,124	198
* Consolidated Graphics Inc.	5,594	195
* Aerovironment Inc.	8,950	195
* KEYW Holding Corp.	15,268	194
* Greenbrier Cos. Inc.	11,981	194
* Powell Industries Inc.	4,576	190
CDI Corp.	11,000	188
* Capstone Turbine Corp.	206,590	184
Hyster-Yale Materials Handling Inc.	3,755	183
* Furmanite Corp.	34,003	183
* Odyssey Marine Exploration Inc.	59,044	175
* Standard Parking Corp.	7,782	171
* Astronics Corp.	7,457	171
* Flow International Corp.	48,130	168
Multi-Color Corp.	6,875	165
National Presto Industries Inc.	2,362	163
Houston Wire & Cable Co.	13,216	162
Graham Corp.	8,237	161
Marten Transport Ltd.	8,656	159
* Cenveo Inc.	58,650	158
* CAI International Inc.	6,958	153
Heidrick & Struggles International Inc.	9,960	152
* Park-Ohio Holdings Corp.	6,929	148
* Hawaiian Holdings Inc.	22,370	147
Aceto Corp.	14,366	144
* Pendrell Corp.	108,709	138
* American Superconductor Corp.	51,337	135
Miller Industries Inc.	8,444	129
* PowerSecure International Inc.	16,373	128
* Republic Airways Holdings Inc.	22,342	127
SeaCube Container Leasing Ltd.	6,560	124
Global Power Equipment Group Inc.	7,182	123
Michael Baker Corp.	4,938	123
* FuelCell Energy Inc.	132,096	121
American Railcar Industries Inc.	3,786	120
* EnerNOC Inc.	10,170	119
Ampco-Pittsburgh Corp.	5,663	113
* Ducommun Inc.	6,959	113
* Commercial Vehicle Group Inc.	13,259	109

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* RPX Corp.	11,987	108
Twin Disc Inc.	6,195	108
* LMI Aerospace Inc.	5,487	106
* Sterling Construction Co. Inc.	10,629	106
Douglas Dynamics Inc.	7,304	105
Insteel Industries Inc.	8,334	104
* Vicor Corp.	19,156	104
* American Reprographics Co.	40,434	104
Pike Electric Corp.	10,717	102
* Pacer International Inc.	25,829	101
* Roadrunner Transportation Systems Inc.	5,552	101
Met-Pro Corp.	10,328	100
* Northwest Pipe Co.	4,138	99
* Willis Lease Finance Corp.	6,897	99
* CRA International Inc.	4,914	97
Schawk Inc. Class A	7,377	97
* NCI Building Systems Inc.	6,866	95
* Wesco Aircraft Holdings Inc.	7,200	95
Barrett Business Services Inc.	2,491	95
* Air Transport Services Group Inc.	23,358	94
* Fuel Tech Inc.	22,233	93
* Energy Recovery Inc.	27,356	93
* Orion Marine Group Inc.	12,711	93
* TRC Cos. Inc.	15,885	92
* NN Inc.	9,782	90
Intersections Inc.	9,353	89
* Casella Waste Systems Inc. Class A	19,716	86
* XPO Logistics Inc.	4,904	85
* BlueLinx Holdings Inc.	30,118	85
* Hudson Global Inc.	18,270	82
* WageWorks Inc.	4,400	78
* Echo Global Logistics Inc.	4,255	76
Dynamic Materials Corp.	5,484	76
Preformed Line Products Co.	1,227	73
LSI Industries Inc.	10,179	71
* Heritage-Crystal Clean Inc.	4,692	70
* Genco Shipping & Trading Ltd.	19,732	69
* Kratos Defense & Security Solutions Inc.	13,684	69
* Metalico Inc.	34,810	68
* Accuride Corp.	20,077	64
* PMFG Inc.	6,918	63
International Shipholding Corp.	3,746	62
Courier Corp.	5,480	60
* Zipcar Inc.	7,300	60
* Hill International Inc.	15,822	58
* Perma-Fix Environmental Services	79,328	54
* Key Technology Inc.	5,155	54
* Hurco Cos. Inc.	2,292	53
* Patriot Transportation Holding Inc.	1,824	52
* Quality Distribution Inc.	8,481	51
Omega Flex Inc.	4,103	51
* Dolan Co.	12,430	48
* Ameresco Inc. Class A	4,642	46
Argan Inc.	2,465	44
* Covenant Transportation Group Inc. Class A	8,013	44
* AT Cross Co. Class A	3,822	41
* USA Truck Inc.	11,774	40
Baltic Trading Ltd.	13,281	40
PAM Transportation Services Inc.	3,724	38
* Ultralife Corp.	11,350	37
* Astronics Corp. Class B	1,542	35
* Sparton Corp.	2,504	35
* Integrated Electrical Services Inc.	7,350	34
VSE Corp.	1,353	33

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Hardinge Inc.	3,155	31
* Tecumseh Products Co. Class A	6,781	31
* Franklin Covey Co.	2,286	29
Lawson Products Inc.	2,928	29
* Active Power Inc.	7,744	26
LS Starrett Co. Class A	2,650	26
* Xerium Technologies Inc.	7,688	23
* Magnetek Inc.	2,118	22
* Orion Energy Systems Inc.	13,048	22
* Virco Manufacturing Corp.	7,831	20
Innovative Solutions & Support Inc.	5,724	20
Coleman Cable Inc.	2,064	19
* Innotrac Corp.	5,748	18
* Plug Power Inc.	26,236	13
Ceco Environmental Corp.	1,246	12
* Broadwind Energy Inc.	5,391	12
* Eagle Bulk Shipping Inc.	7,127	11
Sypris Solutions Inc.	2,100	8
* PGT Inc.	1,264	6
* Frozen Food Express Industries	6,120	5
* Arotech Corp.	4,507	5
* Tecumseh Products Co. Class B	1,000	5
* Altair Nanotechnologies Inc.	1,946	4
Standard Register Co.	6,708	4
* TMS International Corp. Class A	200	3
Eastern Co.	156	2
* Lime Energy Co.	3,621	2
Acorn Energy Inc.	200	2
		1,149,565
Information Technology (11.1%)
Apple Inc.	618,413	329,633
International Business Machines Corp.	716,191	137,186
Microsoft Corp.	4,977,504	133,049
* Google Inc. Class A	172,818	122,592
Oracle Corp.	2,576,835	85,860
QUALCOMM Inc.	1,123,631	69,688
Cisco Systems Inc.	3,534,015	69,443
Intel Corp.	3,300,554	68,090
Visa Inc. Class A	347,925	52,738
* eBay Inc.	765,110	39,036
* EMC Corp.	1,384,486	35,027
Mastercard Inc. Class A	71,060	34,910
Accenture plc Class A	418,773	27,848
Texas Instruments Inc.	750,514	23,221
Hewlett-Packard Co.	1,303,253	18,571
Automatic Data Processing Inc.	320,182	18,254
* Facebook Inc. Class A	653,928	17,414
* Yahoo! Inc.	743,712	14,800
* Salesforce.com Inc.	87,261	14,669
* Cognizant Technology Solutions Corp. Class A	197,290	14,609
Corning Inc.	984,090	12,419
* Adobe Systems Inc.	324,990	12,246
Broadcom Corp. Class A	335,077	11,128
Intuit Inc.	184,347	10,969
TE Connectivity Ltd.	282,744	10,495
Dell Inc.	974,476	9,871
Motorola Solutions Inc.	170,272	9,481
Applied Materials Inc.	817,808	9,356
* Symantec Corp.	463,921	8,726
Analog Devices Inc.	197,183	8,294
* Citrix Systems Inc.	123,294	8,107
* NetApp Inc.	239,606	8,039
Altera Corp.	211,382	7,280
Seagate Technology plc	236,295	7,202

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Fiserv Inc.	89,643	7,084
* SanDisk Corp.	159,599	6,952
* Teradata Corp.	111,419	6,896
Amphenol Corp. Class A	106,360	6,881
* Juniper Networks Inc.	347,955	6,844
* Red Hat Inc.	127,297	6,742
Paychex Inc.	215,346	6,706
* Equinix Inc.	31,784	6,554
Western Digital Corp.	146,767	6,236
Xilinx Inc.	173,248	6,220
* LinkedIn Corp. Class A	52,600	6,040
Xerox Corp.	862,322	5,881
Maxim Integrated Products Inc.	192,483	5,659
Western Union Co.	400,013	5,444
Fidelity National Information Services Inc.	155,400	5,409
* Rackspace Hosting Inc.	71,546	5,314
* Autodesk Inc.	149,794	5,295
KLA-Tencor Corp.	109,798	5,244
Linear Technology Corp.	151,835	5,208
Avago Technologies Ltd. Class A	161,876	5,125
* VMware Inc. Class A	54,150	5,098
* F5 Networks Inc.	52,437	5,094
NVIDIA Corp.	408,647	5,022
* Trimble Navigation Ltd.	82,900	4,956
* Alliance Data Systems Corp.	33,112	4,793
* Akamai Technologies Inc.	117,145	4,792
CA Inc.	216,916	4,768
* Lam Research Corp.	120,248	4,345
* Micron Technology Inc.	676,246	4,294
* BMC Software Inc.	106,147	4,210
Microchip Technology Inc.	128,801	4,198
* ANSYS Inc.	60,977	4,106
Computer Sciences Corp.	102,452	4,103
* VeriSign Inc.	103,291	4,010
* Nuance Communications Inc.	163,930	3,659
Harris Corp.	74,627	3,654
* Synopsys Inc.	99,133	3,156
Activision Blizzard Inc.	295,222	3,135
* Electronic Arts Inc.	212,030	3,081
* Gartner Inc.	62,461	2,874
* Avnet Inc.	93,797	2,871
* Arrow Electronics Inc.	71,866	2,737
* Flextronics International Ltd.	439,819	2,731
* NCR Corp.	105,890	2,698
* LSI Corp.	368,507	2,609
* Skyworks Solutions Inc.	127,379	2,586
IAC/InterActiveCorp	54,304	2,569
Solera Holdings Inc.	46,640	2,494
* Cree Inc.	73,200	2,487
* Cadence Design Systems Inc.	183,119	2,474
FactSet Research Systems Inc.	27,879	2,455
Jabil Circuit Inc.	123,478	2,382
Global Payments Inc.	52,513	2,379
* TIBCO Software Inc.	107,096	2,357
Marvell Technology Group Ltd.	320,230	2,325
Total System Services Inc.	106,897	2,290
* MICROS Systems Inc.	53,465	2,269
FLIR Systems Inc.	99,832	2,227
* Informatica Corp.	72,307	2,192
* VeriFone Systems Inc.	72,226	2,144
* ON Semiconductor Corp.	303,747	2,141
Jack Henry & Associates Inc.	53,955	2,118
* Concur Technologies Inc.	31,325	2,115
* Teradyne Inc.	125,202	2,115

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	JDS Uniphase Corp.	152,909	2,070
	SAIC Inc.	182,847	2,070
*	SolarWinds Inc.	39,443	2,069
*	FleetCor Technologies Inc.	37,366	2,005
*	Riverbed Technology Inc.	101,269	1,997
*	CommVault Systems Inc.	28,562	1,991
	Broadridge Financial Solutions Inc.	83,457	1,909
*	Atmel Corp.	290,333	1,902
*	NeuStar Inc. Class A	44,470	1,865
*	WEX Inc.	24,704	1,862
	AOL Inc.	62,441	1,849
*	Parametric Technology Corp.	79,825	1,797
	Molex Inc.	65,596	1,793
*	Cymer Inc.	19,812	1,792
*,^	3D Systems Corp.	33,539	1,789
*	Fortinet Inc.	84,601	1,783
	MercadoLibre Inc.	22,010	1,729
*	Aspen Technology Inc.	62,360	1,724
	National Instruments Corp.	65,160	1,682
*	Ingram Micro Inc.	98,914	1,674
*	Ultimate Software Group Inc.	16,959	1,601
*	CoStar Group Inc.	17,873	1,597
*	Aruba Networks Inc.	75,166	1,560
*	Compuware Corp.	142,117	1,545
*	Brocade Communications Systems Inc.	289,652	1,544
*	CoreLogic Inc.	55,523	1,495
	IPG Photonics Corp.	22,318	1,487
	MAXIMUS Inc.	22,584	1,428
	Lender Processing Services Inc.	56,330	1,387
*	Zebra Technologies Corp.	34,766	1,366
	DST Systems Inc.	22,454	1,361
	FEI Co.	24,292	1,347
*	NetSuite Inc.	18,908	1,273
*	Semtech Corp.	43,746	1,266
*,^	First Solar Inc.	40,617	1,254
*	Microsemi Corp.	59,407	1,250
*	Cirrus Logic Inc.	42,871	1,242
*	Polycom Inc.	118,608	1,241
	Diebold Inc.	40,318	1,234
*	Fairchild Semiconductor International Inc. Class A	84,880	1,222
	Convergys Corp.	74,248	1,218
	Anixter International Inc.	18,960	1,213
*	Itron Inc.	26,929	1,200
*	Hittite Microwave Corp.	19,174	1,191
	InterDigital Inc.	28,123	1,156
*	Arris Group Inc.	76,416	1,142
*	Rovi Corp.	73,608	1,136
*	Tech Data Corp.	24,887	1,133
*	ACI Worldwide Inc.	25,790	1,127
*	QLIK Technologies Inc.	51,224	1,113
	Lexmark International Inc. Class A	47,335	1,098
*	Silicon Laboratories Inc.	26,167	1,094
*	Mentor Graphics Corp.	62,797	1,069
*	ViaSat Inc.	27,401	1,066
*	Cavium Inc.	33,558	1,047
	Cypress Semiconductor Corp.	96,253	1,043
	Plantronics Inc.	28,278	1,043
*	Ciena Corp.	66,385	1,042
*	TiVo Inc.	83,443	1,028
*	Finisar Corp.	62,282	1,015
	Cognex Corp.	27,528	1,014
*	NETGEAR Inc.	25,588	1,009
*	Advanced Micro Devices Inc.	402,455	966
*	Vantiv Inc. Class A	46,900	958

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Fair Isaac Corp.	22,735	956
*	Sourcefire Inc.	19,972	943
*	Vishay Intertechnology Inc.	87,090	926
	Dolby Laboratories Inc. Class A	31,370	920
	MKS Instruments Inc.	35,684	920
*	ValueClick Inc.	47,147	915
	j2 Global Inc.	29,276	895
*	Progress Software Corp.	42,620	895
	Littelfuse Inc.	14,334	885
*	Tyler Technologies Inc.	18,077	876
*	EchoStar Corp. Class A	25,486	872
*	Acme Packet Inc.	39,286	869
*	Acxiom Corp.	49,466	864
*	Entegris Inc.	92,639	850
*	Splunk Inc.	28,900	839
*	International Rectifier Corp.	47,026	834
*	RF Micro Devices Inc.	184,448	826
*	Manhattan Associates Inc.	13,559	818
*	Dealertrack Technologies Inc.	28,484	818
	Coherent Inc.	15,962	808
*,^	VirnetX Holding Corp.	27,457	804
*	OSI Systems Inc.	12,543	803
	ADTRAN Inc.	41,006	801
*	Sapient Corp.	75,773	800
*	Fusion-io Inc.	34,600	793
*	CACI International Inc. Class A	14,250	784
	Heartland Payment Systems Inc.	26,422	779
*	Veeco Instruments Inc.	25,989	767
*	Guidewire Software Inc.	25,242	750
*	Bottomline Technologies Inc.	28,359	748
*	ServiceNow Inc.	24,900	748
*	Integrated Device Technology Inc.	101,391	740
*	PMC - Sierra Inc.	137,686	717
	Intersil Corp. Class A	85,131	706
*	Universal Display Corp.	27,516	705
*	Euronet Worldwide Inc.	29,540	697
*	Zynga Inc. Class A	292,900	694
	Blackbaud Inc.	29,970	684
*	VistaPrint NV	20,702	680
*	SS&C Technologies Holdings Inc.	28,911	668
*	Cardtronics Inc.	27,820	660
*	Electronics for Imaging Inc.	33,499	636
*	Sanmina Corp.	57,137	633
*	QLogic Corp.	64,965	632
	Power Integrations Inc.	18,697	628
*	Synaptics Inc.	20,736	621
*	Liquidity Services Inc.	15,187	621
	Molex Inc. Class A	27,000	603
*	TriQuint Semiconductor Inc.	124,449	602
*	Benchmark Electronics Inc.	35,965	598
	Syntel Inc.	10,992	589
*	Plexus Corp.	22,723	586
*	Ixia	34,512	586
*	Comverse Technology Inc.	149,773	575
	NIC Inc.	34,227	559
*	Spansion Inc. Class A	40,163	559
*	ScanSource Inc.	17,438	554
*	SYNNEX Corp.	16,028	551
*	OpenTable Inc.	11,097	542
*	Ultratech Inc.	14,396	537
*	Rogers Corp.	10,800	536
*	MicroStrategy Inc. Class A	5,717	534
*	OmniVision Technologies Inc.	37,841	533
	Tellabs Inc.	231,300	527

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* WebMD Health Corp.	36,745	527
* Insight Enterprises Inc.	30,101	523
* Take-Two Interactive Software Inc.	46,913	517
Cabot Microelectronics Corp.	14,507	515
Tessera Technologies Inc.	31,203	512
* Netscout Systems Inc.	19,390	504
* BroadSoft Inc.	13,745	499
Blucora Inc.	31,244	491
Monolithic Power Systems Inc.	21,753	485
* ATMI Inc.	22,346	467
* Advent Software Inc.	21,771	465
MTS Systems Corp.	8,988	458
* MEMC Electronic Materials Inc.	142,472	457
* Monster Worldwide Inc.	80,886	455
* Kulicke & Soffa Industries Inc.	37,673	452
* CSG Systems International Inc.	24,756	450
Ebix Inc.	27,582	443
United Online Inc.	79,201	443
* Synchronoss Technologies Inc.	20,787	438
* Unisys Corp.	25,238	437
* RealPage Inc.	20,027	432
* ExlService Holdings Inc.	16,207	429
* Applied Micro Circuits Corp.	51,107	429
* LivePerson Inc.	32,556	428
EarthLink Inc.	65,092	420
* Comverse Inc.	14,377	410
Brooks Automation Inc.	50,844	409
* Websense Inc.	27,156	408
Badger Meter Inc.	8,607	408
* Rofin-Sinar Technologies Inc.	18,325	397
* Cornerstone OnDemand Inc.	13,418	396
* Diodes Inc.	22,810	396
Comtech Telecommunications Corp.	15,459	392
* Accelrys Inc.	43,292	392
* Rudolph Technologies Inc.	29,025	390
* Constant Contact Inc.	27,346	389
* Palo Alto Networks Inc.	7,200	385
* TNS Inc.	18,358	381
* Emulex Corp.	52,039	380
* Digital River Inc.	25,673	369
Mantech International Corp. Class A	14,170	368
AVX Corp.	34,043	367
* FARO Technologies Inc.	10,277	367
* Verint Systems Inc.	12,460	366
* Cray Inc.	22,837	364
* Power-One Inc.	87,268	359
* Bankrate Inc.	28,700	357
* TTM Technologies Inc.	38,752	357
* Checkpoint Systems Inc.	33,135	356
* Amkor Technology Inc.	81,798	348
* Exar Corp.	38,506	343
* TeleTech Holdings Inc.	19,199	342
* iGATE Corp.	21,476	339
* ExactTarget Inc.	16,800	336
* Silicon Image Inc.	67,700	336
* Intermec Inc.	32,472	320
* Lattice Semiconductor Corp.	79,827	319
* Infinera Corp.	54,739	318
* Angie's List Inc.	26,500	318
* Sonus Networks Inc.	184,797	314
* Rambus Inc.	64,001	312
* PDF Solutions Inc.	22,642	312
Loral Space & Communications Inc.	5,599	306
Forrester Research Inc.	11,313	303

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* Harmonic Inc.	59,501	302
* Dice Holdings Inc.	32,822	301
* Web.com Group Inc.	20,287	300
* RealD Inc.	26,388	296
* Global Cash Access Holdings Inc.	37,664	295
Black Box Corp.	12,100	295
Micrel Inc.	30,381	289
Monotype Imaging Holdings Inc.	17,718	283
* Advanced Energy Industries Inc.	20,269	280
* Newport Corp.	20,763	279
* PROS Holdings Inc.	15,264	279
* Freescale Semiconductor Ltd.	25,123	277
* Tangoe Inc.	23,100	274
* Jive Software Inc.	18,655	271
CTS Corp.	25,355	270
* XO Group Inc.	28,374	264
* Ellie Mae Inc.	9,300	258
* Extreme Networks	70,435	256
* Perficient Inc.	21,666	255
Park Electrochemical Corp.	9,837	253
* Measurement Specialties Inc.	7,293	251
* comScore Inc.	17,878	246
* LTX-Credence Corp.	37,526	246
EPIQ Systems Inc.	19,184	245
* Interactive Intelligence Group Inc.	7,301	245
* Maxwell Technologies Inc.	29,213	242
* GT Advanced Technologies Inc.	78,674	238
Daktronics Inc.	21,381	237
* SPS Commerce Inc.	6,337	236
* Silicon Graphics International Corp.	22,965	235
* LogMeIn Inc.	10,421	234
* Kopin Corp.	69,879	233
* Move Inc.	30,269	230
* Entropic Communications Inc.	43,317	229
Electro Rent Corp.	14,869	229
* Kemet Corp.	45,233	228
* Volterra Semiconductor Corp.	13,250	228
* InvenSense Inc.	19,600	218
Booz Allen Hamilton Holding Corp.	15,588	217
* Oplink Communications Inc.	13,810	215
* Nanometrics Inc.	14,833	214
IXYS Corp.	23,350	213
Electro Scientific Industries Inc.	21,052	209
* Internap Network Services Corp.	30,080	209
* SunPower Corp. Class A	36,921	207
* Infoblox Inc.	11,413	205
* MIPS Technologies Inc. Class A	25,995	203
* CalAmp Corp.	24,411	203
Methode Electronics Inc.	20,236	203
* Higher One Holdings Inc.	19,234	203
Pegasystems Inc.	8,936	203
* VASCO Data Security International Inc.	24,743	202
* Ceva Inc.	12,676	200
* Inphi Corp.	20,659	198
* DTS Inc.	11,395	190
* FormFactor Inc.	41,106	187
* Stamps.com Inc.	7,410	187
* Vocus Inc.	10,704	186
* Super Micro Computer Inc.	17,653	180
* Avid Technology Inc.	23,677	179
* Magnachip Semiconductor Corp.	11,120	177
* Lionbridge Technologies Inc.	43,678	176
* Fabrinet	13,201	173
* Quantum Corp.	138,972	172

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Anaren Inc.	8,757	170
*	Integrated Silicon Solution Inc.	18,910	170
*	Zix Corp.	60,346	169
	Cass Information Systems Inc.	3,999	169
*	Computer Task Group Inc.	9,180	167
*	Multi-Fineline Electronix Inc.	8,031	162
	Telular Corp.	17,113	162
	PC Connection Inc.	14,091	162
*	Procera Networks Inc.	8,698	161
*	RealNetworks Inc.	20,895	158
*	Zygo Corp.	9,810	154
*	Net 1 UEPS Technologies Inc.	29,677	152
	Cohu Inc.	13,973	151
*	Travelzoo Inc.	7,740	147
*	Photronics Inc.	24,374	145
*	Saba Software Inc.	16,613	145
*	Envestnet Inc.	10,295	144
*	Bazaarvoice Inc.	15,357	144
*	Symmetricom Inc.	24,781	143
*	SciQuest Inc.	8,935	142
*	CIBER Inc.	42,118	141
*	Mercury Systems Inc.	15,276	141
*	Seachange International Inc.	14,522	140
*	Demand Media Inc.	15,064	140
	QAD Inc. Class A	9,568	138
*	Globecomm Systems Inc.	12,058	136
	Keynote Systems Inc.	9,464	133
*	QuinStreet Inc.	19,831	133
*	FalconStor Software Inc.	56,198	131
*	IntraLinks Holdings Inc.	21,215	131
*	KVH Industries Inc.	9,261	129
*	Millennial Media Inc.	10,200	128
*	Ipass Inc.	69,838	128
*	Aviat Networks Inc.	38,549	127
*	Calix Inc.	16,174	124
*	Actuate Corp.	21,595	121
*	ServiceSource International Inc.	20,400	119
*	STEC Inc.	23,808	117
	Unwired Planet Inc.	97,583	117
*	Axcelis Technologies Inc.	84,122	117
*	support.com Inc.	27,817	116
*	Limelight Networks Inc.	50,752	113
*	Digi International Inc.	11,876	112
*	Immersion Corp.	16,249	112
	PC-Tel Inc.	15,337	110
*	Demandware Inc.	4,000	109
*	Virtusa Corp.	6,620	109
*,^	Glu Mobile Inc.	45,528	104
*	NVE Corp.	1,868	104
*	Imation Corp.	21,124	99
*	Vishay Precision Group Inc.	7,362	97
*	Agilysys Inc.	11,474	96
*	Westell Technologies Inc. Class A	50,182	93
*	Pericom Semiconductor Corp.	11,541	93
*	ANADIGICS Inc.	36,691	92
	Hackett Group Inc.	21,481	92
*	ModusLink Global Solutions Inc.	31,617	92
*	Ultra Clean Holdings	17,696	87
*	ID Systems Inc.	14,774	86
*	MoneyGram International Inc.	6,136	82
*	Mindspeed Technologies Inc.	17,301	81
*	GSI Group Inc.	9,303	81
	American Software Inc. Class A	10,339	80
*	Active Network Inc.	15,727	77

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
*	Oclaro Inc.	48,992	77
	Rimage Corp.	11,453	77
*	Rubicon Technology Inc.	12,306	75
*	Sigma Designs Inc.	14,565	75
*	PLX Technology Inc.	20,417	74
*	Guidance Software Inc.	6,047	72
*	ShoreTel Inc.	16,884	72
*	DSP Group Inc.	12,416	72
*	GSI Technology Inc.	11,375	71
	Supertex Inc.	3,989	70
	Marchex Inc. Class B	16,895	69
	Bel Fuse Inc. Class A	4,000	69
*	TeleCommunication Systems Inc. Class A	26,867	66
*	Emcore Corp.	15,100	65
*	STR Holdings Inc.	25,426	64
*	Wave Systems Corp. Class A	89,286	64
*	PC Mall Inc.	9,786	61
*	Rosetta Stone Inc.	4,886	60
*,^	OCZ Technology Group Inc.	31,495	60
*	MoSys Inc.	16,896	59
	ePlus Inc.	1,420	59
*	Datalink Corp.	6,748	58
*	Aeroflex Holding Corp.	8,237	58
	Aware Inc.	10,422	57
*	Echelon Corp.	23,254	57
*	Radisys Corp.	18,793	56
*	Telenav Inc.	6,980	56
*	Online Resources Corp.	22,640	51
*	Dot Hill Systems Corp.	53,184	50
*	Identive Group Inc.	33,237	50
*	Intevac Inc.	10,787	49
*	Carbonite Inc.	5,300	49
*	Official Payments Holdings Inc. Class B	8,667	49
*	QuickLogic Corp.	21,808	47
	Transact Technologies Inc.	6,404	46
	Digimarc Corp.	2,214	46
*	Reis Inc.	3,475	45
*	Callidus Software Inc.	9,770	44
*	Brightcove Inc.	4,900	44
*	Dynamics Research Corp.	7,548	44
	Bel Fuse Inc. Class B	2,233	44
*	Newtek Business Services Inc.	22,635	42
	Richardson Electronics Ltd.	3,681	42
*	StarTek Inc.	9,400	38
*	Pervasive Software Inc.	3,948	35
*	Mattson Technology Inc.	41,622	35
	Sycamore Networks Inc.	15,224	34
*	AXT Inc.	11,736	33
*	Edgewater Technology Inc.	8,642	33
*	Novatel Wireless Inc.	24,087	32
	TheStreet Inc.	19,297	32
*	Imperva Inc.	1,000	32
*	Hutchinson Technology Inc.	15,740	31
*	PRGX Global Inc.	4,784	31
*	LoJack Corp.	11,044	31
*	Smith Micro Software Inc.	19,707	30
*	Research Frontiers Inc.	7,828	29
*	Numerex Corp. Class A	2,145	28
*	Innodata Inc.	7,366	28
*	LRAD Corp.	25,183	28
*	Autobytel Inc.	6,554	26
	MOCON Inc.	1,800	26
*	GSE Systems Inc.	11,559	25
*	Responsys Inc.	4,100	24

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
		Shares	($000)
	Tessco Technologies Inc.	1,100	24
	Concurrent Computer Corp.	4,233	24
	Evolving Systems Inc.	3,847	23
	Crexendo Inc.	7,385	21
*	Market Leader Inc.	3,100	20
*	Ikanos Communications Inc.	10,260	17
*	Parkervision Inc.	8,145	17
	Frequency Electronics Inc.	1,877	15
*	Microvision Inc.	7,913	15
*	Viasystems Group Inc.	1,189	15
*	NCI Inc. Class A	3,078	14
*	Pulse Electronics Corp.	44,703	14
*	MaxLinear Inc.	2,694	14
*	Planar Systems Inc.	9,036	13
*	TechTarget Inc.	2,321	13
*	Alpha & Omega Semiconductor Ltd.	1,523	13
	QAD Inc. Class B	922	12
*	Motricity Inc.	29,175	12
*	EPAM Systems Inc.	600	11
*	Looksmart Ltd.	12,032	11
*	Zhone Technologies Inc.	21,824	10
*	Pixelworks Inc.	4,533	10
*	Transwitch Corp.	15,699	10
*	Information Services Group Inc.	8,116	9
*	Lantronix Inc.	4,400	9
*	Cinedigm Digital Cinema Corp. Class A	6,083	9
*	Amtech Systems Inc.	2,616	8
*	Bsquare Corp.	2,800	8
*	Mitel Networks Corp.	2,411	8
*	PAR Technology Corp.	1,513	7
*	Wireless Telecom Group Inc.	5,909	7
*	NAPCO Security Technologies Inc.	1,948	7
*	Management Network Group Inc.	3,023	7
*	Selectica Inc.	1,020	6
*	Meru Networks Inc.	2,198	6
*,^	Powerwave Technologies Inc.	16,275	5
*	CyberOptics Corp.	593	4
*	Superconductor Technologies Inc.	13,815	4
*	Qualstar Corp.	2,400	3
*	Spark Networks Inc.	400	3
*	BTU International Inc.	1,419	3
*	Proofpoint Inc.	200	2
*	Performance Technologies Inc.	2,900	2
*	Yelp Inc.	100	2
*	WebMediaBrands Inc.	859	2
*	Document Security Systems Inc.	773	2
*	Rainmaker Systems Inc.	2,180	2
*	Intellicheck Mobilisa Inc.	1,597	1
*	Mattersight Corp.	91	—
			1,912,968
Materials (2.4%)
	Monsanto Co.	351,533	33,273
	EI du Pont de Nemours & Co.	613,779	27,602
	Dow Chemical Co.	790,396	25,546
	Praxair Inc.	196,703	21,529
	Freeport-McMoRan Copper & Gold Inc.	626,193	21,416
	Newmont Mining Corp.	327,846	15,225
	Ecolab Inc.	193,274	13,896
	PPG Industries Inc.	100,906	13,658
	LyondellBasell Industries NV Class A	208,909	11,927
	Air Products & Chemicals Inc.	139,838	11,749
	Mosaic Co.	204,084	11,557
	International Paper Co.	274,587	10,940
	Nucor Corp.	209,799	9,059

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Sherwin-Williams Co.	57,768	8,886
CF Industries Holdings Inc.	41,437	8,418
Eastman Chemical Co.	100,880	6,865
Alcoa Inc.	703,828	6,109
Sigma-Aldrich Corp.	79,595	5,857
FMC Corp.	90,538	5,298
Celanese Corp. Class A	105,852	4,714
Vulcan Materials Co.	85,947	4,474
Ball Corp.	97,067	4,344
Ashland Inc.	52,273	4,203
Airgas Inc.	43,176	3,942
MeadWestvaco Corp.	115,376	3,677
Albemarle Corp.	59,013	3,666
Cliffs Natural Resources Inc.	94,741	3,653
* Crown Holdings Inc.	98,234	3,616
Valspar Corp.	57,269	3,574
International Flavors & Fragrances Inc.	53,688	3,572
Royal Gold Inc.	42,682	3,470
Rock-Tenn Co. Class A	47,134	3,295
* WR Grace & Co.	47,520	3,195
Reliance Steel & Aluminum Co.	49,623	3,082
Martin Marietta Materials Inc.	30,199	2,847
RPM International Inc.	87,677	2,574
Packaging Corp. of America	65,327	2,513
Rockwood Holdings Inc.	49,463	2,446
Bemis Co. Inc.	68,637	2,297
United States Steel Corp.	95,909	2,289
* Owens-Illinois Inc.	104,640	2,226
Huntsman Corp.	137,544	2,187
Sealed Air Corp.	122,979	2,153
Aptargroup Inc.	44,642	2,130
Allegheny Technologies Inc.	68,088	2,067
Cytec Industries Inc.	29,069	2,001
Sonoco Products Co.	67,191	1,998
Domtar Corp.	23,161	1,934
Steel Dynamics Inc.	138,960	1,908
NewMarket Corp.	7,193	1,886
Eagle Materials Inc.	30,715	1,797
* Louisiana-Pacific Corp.	91,859	1,775
* Allied Nevada Gold Corp.	56,560	1,704
Cabot Corp.	42,324	1,684
Compass Minerals International Inc.	22,015	1,645
Carpenter Technology Corp.	29,751	1,536
Walter Energy Inc.	41,689	1,496
* Coeur d'Alene Mines Corp.	59,823	1,472
Silgan Holdings Inc.	34,903	1,452
* Chemtura Corp.	65,526	1,393
Scotts Miracle-Gro Co. Class A	28,544	1,257
Sensient Technologies Corp.	33,559	1,193
Olin Corp.	53,671	1,159
HB Fuller Co.	33,220	1,157
PolyOne Corp.	56,528	1,154
Hecla Mining Co.	192,215	1,121
Westlake Chemical Corp.	13,507	1,071
Commercial Metals Co.	69,494	1,033
* Stillwater Mining Co.	76,911	983
Georgia Gulf Corp.	23,114	954
Minerals Technologies Inc.	23,630	943
Tronox Ltd. Class A	51,200	934
Worthington Industries Inc.	34,852	906
* Resolute Forest Products	66,726	883
Schweitzer-Mauduit International Inc.	21,184	827
Intrepid Potash Inc.	37,531	799
Buckeye Technologies Inc.	27,034	776

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Greif Inc. Class A	16,704	743
* SunCoke Energy Inc.	47,547	741
Kaiser Aluminum Corp.	11,836	730
Balchem Corp.	19,157	697
Innophos Holdings Inc.	14,929	694
* McEwen Mining Inc.	172,460	660
* Texas Industries Inc.	12,472	636
A Schulman Inc.	20,666	598
KapStone Paper and Packaging Corp.	25,621	568
PH Glatfelter Co.	31,524	551
Globe Specialty Metals Inc.	39,325	541
* Calgon Carbon Corp.	37,780	536
* Clearwater Paper Corp.	13,582	532
Stepan Co.	9,546	530
Boise Inc.	65,617	522
* Kraton Performance Polymers Inc.	20,721	498
Koppers Holdings Inc.	13,005	496
Innospec Inc.	14,207	490
* Graphic Packaging Holding Co.	75,282	486
* OM Group Inc.	21,710	482
* RTI International Metals Inc.	17,009	469
AMCOL International Corp.	15,057	462
Schnitzer Steel Industries Inc.	15,012	455
Deltic Timber Corp.	6,307	445
* Molycorp Inc.	44,193	417
Gold Resource Corp.	26,793	413
* Flotek Industries Inc.	33,314	406
Neenah Paper Inc.	13,441	383
American Vanguard Corp.	12,311	382
Haynes International Inc.	7,134	370
* Horsehead Holding Corp.	35,137	359
Quaker Chemical Corp.	6,539	352
* LSB Industries Inc.	9,798	347
* Century Aluminum Co.	37,454	328
* Headwaters Inc.	37,623	322
Materion Corp.	11,837	305
AK Steel Holding Corp.	65,854	303
* OMNOVA Solutions Inc.	42,153	295
Tredegar Corp.	13,065	267
* General Moly Inc.	65,666	263
* Spartech Corp.	28,281	256
Hawkins Inc.	6,172	238
Wausau Paper Corp.	27,396	237
^ Kronos Worldwide Inc.	11,643	227
Zep Inc.	15,483	224
Myers Industries Inc.	14,077	213
* Ferro Corp.	50,372	211
* AM Castle & Co.	13,579	201
* Paramount Gold and Silver Corp.	85,145	198
* Landec Corp.	19,722	187
Olympic Steel Inc.	7,619	169
* Zoltek Cos. Inc.	20,755	161
Metals USA Holdings Corp.	7,756	136
* Mercer International Inc.	18,278	131
* AEP Industries Inc.	2,200	130
* Arabian American Development Co.	13,515	112
Noranda Aluminum Holding Corp.	17,348	106
* Golden Minerals Co.	22,447	103
* Penford Corp.	12,688	94
* Universal Stainless & Alloy	2,437	90
Chase Corp.	3,079	57
US Silica Holdings Inc.	2,500	42
* Senomyx Inc.	21,767	37
* Handy & Harman Ltd.	2,000	30

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
* ADA-ES Inc.	1,660	28
KMG Chemicals Inc.	1,299	23
* United States Lime & Minerals Inc.	399	19
* Verso Paper Corp.	13,766	15
* Midway Gold Corp.	8,472	12
* Solitario Exploration & Royalty Corp.	5,095	9
* American Pacific Corp.	418	6
		416,623
Telecommunication Services (1.6%)
AT&T Inc.	3,805,877	128,296
Verizon Communications Inc.	1,879,448	81,324
CenturyLink Inc.	411,487	16,097
* Crown Castle International Corp.	193,608	13,971
* Sprint Nextel Corp.	1,983,002	11,244
* SBA Communications Corp. Class A	80,172	5,694
Windstream Corp.	390,803	3,236
Frontier Communications Corp.	665,441	2,848
* tw telecom inc Class A	100,619	2,563
* Level 3 Communications Inc.	101,218	2,339
* MetroPCS Communications Inc.	205,864	2,046
Telephone & Data Systems Inc.	60,318	1,335
* Clearwire Corp. Class A	338,776	979
* NII Holdings Inc.	112,852	805
* Cincinnati Bell Inc.	140,907	772
Cogent Communications Group Inc.	28,339	642
* 8x8 Inc.	51,972	384
* Premiere Global Services Inc.	35,697	349
* United States Cellular Corp.	9,323	329
Consolidated Communications Holdings Inc.	20,074	320
Atlantic Tele-Network Inc.	8,377	307
* Leap Wireless International Inc.	39,632	264
* General Communication Inc. Class A	23,728	228
Shenandoah Telecommunications Co.	14,034	215
* Vonage Holdings Corp.	88,277	209
* Towerstream Corp.	46,837	152
* Iridium Communications Inc.	22,068	149
NTELOS Holdings Corp.	10,903	143
HickoryTech Corp.	14,550	142
USA Mobility Inc.	11,182	131
* Cbeyond Inc.	13,696	124
Lumos Networks Corp.	11,015	110
* inContact Inc.	19,974	103
* ORBCOMM Inc.	25,091	98
IDT Corp. Class B	10,156	97
Alaska Communications Systems Group Inc.	24,367	47
Neutral Tandem Inc.	17,244	44
Primus Telecommunications Group Inc.	2,400	26
Warwick Valley Telephone Co.	1,857	19
* Elephant Talk Communications Corp.	7,267	7
		278,188
Utilities (2.1%)
Duke Energy Corp.	464,428	29,630
Southern Co.	577,076	24,705
Dominion Resources Inc.	378,857	19,625
NextEra Energy Inc.	265,422	18,365
Exelon Corp.	564,097	16,776
American Electric Power Co. Inc.	320,427	13,676
FirstEnergy Corp.	276,344	11,540
PG&E Corp.	281,806	11,323
PPL Corp.	383,829	10,989
Sempra Energy	151,719	10,763
Consolidated Edison Inc.	193,582	10,752
Public Service Enterprise Group Inc.	334,347	10,231
Edison International	204,554	9,244

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

		Market
		Value
	Shares	($000)
Xcel Energy Inc.	321,614	8,590
Northeast Utilities	206,994	8,089
Entergy Corp.	116,967	7,457
DTE Energy Co.	113,298	6,804
Wisconsin Energy Corp.	151,971	5,600
ONEOK Inc.	128,714	5,502
CenterPoint Energy Inc.	267,851	5,156
Ameren Corp.	159,999	4,915
NRG Energy Inc.	212,607	4,888
NiSource Inc.	189,361	4,713
AES Corp.	422,142	4,517
American Water Works Co. Inc.	117,157	4,350
CMS Energy Corp.	176,112	4,294
SCANA Corp.	82,956	3,786
Pinnacle West Capital Corp.	72,787	3,711
OGE Energy Corp.	65,735	3,702
* Calpine Corp.	201,320	3,650
Alliant Energy Corp.	73,993	3,249
AGL Resources Inc.	78,038	3,119
Pepco Holdings Inc.	152,157	2,984
NV Energy Inc.	157,443	2,856
Integrys Energy Group Inc.	52,269	2,729
ITC Holdings Corp.	34,219	2,632
MDU Resources Group Inc.	119,058	2,529
UGI Corp.	74,829	2,448
Westar Energy Inc.	84,100	2,407
National Fuel Gas Co.	47,270	2,396
Aqua America Inc.	93,371	2,373
TECO Energy Inc.	137,556	2,305
Questar Corp.	115,836	2,289
Atmos Energy Corp.	60,049	2,109
Great Plains Energy Inc.	101,911	2,070
Hawaiian Electric Industries Inc.	65,073	1,636
Cleco Corp.	40,689	1,628
Vectren Corp.	54,716	1,609
Piedmont Natural Gas Co. Inc.	48,054	1,505
IDACORP Inc.	33,490	1,452
Portland General Electric Co.	50,586	1,384
WGL Holdings Inc.	34,664	1,358
Southwest Gas Corp.	30,761	1,305
UIL Holdings Corp.	34,039	1,219
UNS Energy Corp.	27,499	1,166
New Jersey Resources Corp.	27,959	1,108
PNM Resources Inc.	52,971	1,086
South Jersey Industries Inc.	20,555	1,035
Black Hills Corp.	28,325	1,029
Avista Corp.	39,783	959
ALLETE Inc.	23,295	955
NorthWestern Corp.	25,176	874
El Paso Electric Co.	25,324	808
Northwest Natural Gas Co.	18,173	803
MGE Energy Inc.	15,321	781
CH Energy Group Inc.	9,880	644
American States Water Co.	11,809	567
Otter Tail Corp.	21,206	530
Laclede Group Inc.	13,132	507
California Water Service Group	26,632	489
Empire District Electric Co.	23,839	486
Ormat Technologies Inc.	11,849	228
SJW Corp.	8,583	228
Chesapeake Utilities Corp.	4,634	210
Middlesex Water Co.	10,426	204
Connecticut Water Service Inc.	6,114	182
Unitil Corp.	6,212	161

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

Market
Value
Shares	($000)
Consolidated Water Co. Ltd.	19,717	146
York Water Co.	7,846	138
*	Cadiz Inc.	9,960	79
Genie Energy Ltd. Class B	10,188	72
Artesian Resources Corp. Class A	2,320	52
RGC Resources Inc.	1,701	32
Delta Natural Gas Co. Inc.	1,541	30
*	Pure Cycle Corp.	5,212	15
*	Synthesis Energy Systems Inc.	7,409	8
*	American DG Energy Inc.	1,259	3

354,549

Total Common Stocks (Cost $6,997,376)	10,353,338

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (27.5%)
U.S. Government Securities (15.8%)
2	United States Treasury Note/Bond	0.625%	2/28/13	3,200	3,203
United States Treasury Note/Bond	0.125%	9/30/13	61,025	61,006
United States Treasury Note/Bond	3.125%	9/30/13	435	445
United States Treasury Note/Bond	0.500%	10/15/13	20,675	20,730
United States Treasury Note/Bond	0.250%	10/31/13	175	175
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,356
United States Treasury Note/Bond	4.250%	11/15/13	11,860	12,277
United States Treasury Note/Bond	0.250%	11/30/13	4,000	4,003
United States Treasury Note/Bond	1.000%	1/15/14	1,875	1,891
United States Treasury Note/Bond	0.250%	1/31/14	2,200	2,201
United States Treasury Note/Bond	1.750%	1/31/14	4,675	4,753
United States Treasury Note/Bond	1.250%	2/15/14	3,420	3,460
United States Treasury Note/Bond	4.000%	2/15/14	1,825	1,902
United States Treasury Note/Bond	0.250%	2/28/14	1,250	1,251
United States Treasury Note/Bond	1.875%	2/28/14	1,125	1,147
United States Treasury Note/Bond	1.250%	3/15/14	165	167
United States Treasury Note/Bond	1.750%	3/31/14	5,875	5,987
United States Treasury Note/Bond	1.250%	4/15/14	30,725	31,128
United States Treasury Note/Bond	1.875%	4/30/14	44,975	45,959
United States Treasury Note/Bond	1.000%	5/15/14	6,230	6,296
United States Treasury Note/Bond	4.750%	5/15/14	9,850	10,458
United States Treasury Note/Bond	2.250%	5/31/14	2,650	2,725
United States Treasury Note/Bond	0.750%	6/15/14	8,200	8,264
United States Treasury Note/Bond	2.625%	6/30/14	5,570	5,768
United States Treasury Note/Bond	0.625%	7/15/14	29,150	29,328
United States Treasury Note/Bond	0.125%	7/31/14	225	225
United States Treasury Note/Bond	2.625%	7/31/14	1,250	1,297
United States Treasury Note/Bond	0.500%	8/15/14	12,300	12,354
United States Treasury Note/Bond	4.250%	8/15/14	54,050	57,546
United States Treasury Note/Bond	2.375%	8/31/14	40,350	41,775
United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,801
United States Treasury Note/Bond	2.375%	9/30/14	5,740	5,953
United States Treasury Note/Bond	0.500%	10/15/14	42,960	43,155
United States Treasury Note/Bond	0.250%	10/31/14	225	225
United States Treasury Note/Bond	2.375%	10/31/14	5,150	5,349
United States Treasury Note/Bond	0.375%	11/15/14	14,992	15,027
United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,760
United States Treasury Note/Bond	0.250%	11/30/14	29,120	29,120
United States Treasury Note/Bond	2.125%	11/30/14	14,850	15,377
United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,375
United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,587
United States Treasury Note/Bond	0.250%	1/15/15	16,000	15,995
United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,461
United States Treasury Note/Bond	0.250%	2/15/15	16,778	16,768

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.000%	2/15/15	15,695	16,926
United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,355
United States Treasury Note/Bond	2.375%	2/28/15	250	261
United States Treasury Note/Bond	0.375%	3/15/15	18,875	18,910
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,148
United States Treasury Note/Bond	2.500%	4/30/15	24,625	25,879
United States Treasury Note/Bond	0.250%	5/15/15	26,700	26,667
United States Treasury Note/Bond	4.125%	5/15/15	28,275	30,811
United States Treasury Note/Bond	2.125%	5/31/15	3,225	3,365
United States Treasury Note/Bond	0.375%	6/15/15	25,950	25,990
United States Treasury Note/Bond	0.250%	7/15/15	30,170	30,118
United States Treasury Note/Bond	0.250%	8/15/15	31,157	31,099
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,541
United States Treasury Note/Bond	0.250%	9/15/15	50,830	50,719
United States Treasury Note/Bond	1.250%	9/30/15	760	779
United States Treasury Note/Bond	0.250%	10/15/15	25,965	25,904
United States Treasury Note/Bond	0.375%	11/15/15	554	554
United States Treasury Note/Bond	4.500%	11/15/15	22,100	24,711
United States Treasury Note/Bond	9.875%	11/15/15	400	508
United States Treasury Note/Bond	1.375%	11/30/15	150	154
United States Treasury Note/Bond	0.250%	12/15/15	44,630	44,491
United States Treasury Note/Bond	4.500%	2/15/16	25,025	28,200
United States Treasury Note/Bond	2.125%	2/29/16	50	53
United States Treasury Note/Bond	2.625%	2/29/16	16,850	18,030
United States Treasury Note/Bond	2.375%	3/31/16	19,675	20,917
United States Treasury Note/Bond	2.000%	4/30/16	1,320	1,388
United States Treasury Note/Bond	2.625%	4/30/16	15,000	16,088
United States Treasury Note/Bond	5.125%	5/15/16	15,700	18,153
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,127
United States Treasury Note/Bond	1.500%	6/30/16	20,300	21,039
United States Treasury Note/Bond	1.500%	7/31/16	7,875	8,164
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,328
United States Treasury Note/Bond	3.000%	8/31/16	9,325	10,174
United States Treasury Note/Bond	1.000%	9/30/16	73,100	74,471
United States Treasury Note/Bond	3.000%	9/30/16	9,275	10,136
United States Treasury Note/Bond	1.000%	10/31/16	6,580	6,703
United States Treasury Note/Bond	4.625%	11/15/16	425	492
United States Treasury Note/Bond	0.875%	11/30/16	28,507	28,908
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,688
United States Treasury Note/Bond	0.875%	12/31/16	165	167
United States Treasury Note/Bond	0.875%	1/31/17	2,950	2,989
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,900
United States Treasury Note/Bond	4.625%	2/15/17	200	233
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,584
United States Treasury Note/Bond	1.000%	3/31/17	3,295	3,353
United States Treasury Note/Bond	3.250%	3/31/17	21,100	23,461
United States Treasury Note/Bond	3.125%	4/30/17	45,900	50,848
United States Treasury Note/Bond	4.500%	5/15/17	200	234
United States Treasury Note/Bond	8.750%	5/15/17	11,970	16,182
United States Treasury Note/Bond	0.625%	5/31/17	9,500	9,509
United States Treasury Note/Bond	2.750%	5/31/17	3,830	4,187
United States Treasury Note/Bond	0.750%	6/30/17	8,160	8,206
United States Treasury Note/Bond	2.500%	6/30/17	39,650	42,946
United States Treasury Note/Bond	0.500%	7/31/17	6,878	6,833
United States Treasury Note/Bond	2.375%	7/31/17	29,400	31,697
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,996
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,624
United States Treasury Note/Bond	0.625%	8/31/17	11,810	11,795
United States Treasury Note/Bond	1.875%	8/31/17	16,475	17,397
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,106
United States Treasury Note/Bond	1.875%	9/30/17	18,600	19,635
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,306
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,387

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.625%	11/30/17	22,420	22,336
United States Treasury Note/Bond	3.500%	2/15/18	22,425	25,523
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,854
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,991
United States Treasury Note/Bond	9.125%	5/15/18	675	971
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,732
United States Treasury Note/Bond	2.375%	6/30/18	23,800	25,778
United States Treasury Note/Bond	2.250%	7/31/18	26,025	28,017
United States Treasury Note/Bond	4.000%	8/15/18	3,300	3,875
United States Treasury Note/Bond	1.500%	8/31/18	24,575	25,431
United States Treasury Note/Bond	1.375%	9/30/18	29,600	30,405
United States Treasury Note/Bond	1.750%	10/31/18	39,705	41,616
United States Treasury Note/Bond	3.750%	11/15/18	805	937
United States Treasury Note/Bond	1.375%	11/30/18	23,763	24,379
United States Treasury Note/Bond	1.250%	1/31/19	15,550	15,822
United States Treasury Note/Bond	2.750%	2/15/19	50	55
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,409
United States Treasury Note/Bond	1.375%	2/28/19	5,450	5,581
United States Treasury Note/Bond	1.500%	3/31/19	9,250	9,535
United States Treasury Note/Bond	1.250%	4/30/19	9,425	9,561
United States Treasury Note/Bond	3.125%	5/15/19	11,435	12,939
United States Treasury Note/Bond	1.125%	5/31/19	8,925	8,975
United States Treasury Note/Bond	1.000%	6/30/19	225	224
United States Treasury Note/Bond	0.875%	7/31/19	6,775	6,686
United States Treasury Note/Bond	3.625%	8/15/19	7,697	8,956
United States Treasury Note/Bond	8.125%	8/15/19	4,625	6,727
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,828
United States Treasury Note/Bond	3.375%	11/15/19	39,402	45,251
United States Treasury Note/Bond	1.000%	11/30/19	475	470
United States Treasury Note/Bond	1.125%	12/31/19	10,200	10,162
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,653
United States Treasury Note/Bond	8.500%	2/15/20	2,675	4,023
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,612
United States Treasury Note/Bond	2.625%	8/15/20	1,400	1,536
United States Treasury Note/Bond	8.750%	8/15/20	7,725	11,950
United States Treasury Note/Bond	2.625%	11/15/20	58,233	63,856
United States Treasury Note/Bond	3.625%	2/15/21	425	498
United States Treasury Note/Bond	7.875%	2/15/21	19,400	29,173
United States Treasury Note/Bond	3.125%	5/15/21	27,562	31,223
United States Treasury Note/Bond	2.125%	8/15/21	15,740	16,532
United States Treasury Note/Bond	2.000%	11/15/21	22,550	23,382
United States Treasury Note/Bond	8.000%	11/15/21	770	1,188
United States Treasury Note/Bond	2.000%	2/15/22	19,495	20,138
United States Treasury Note/Bond	1.750%	5/15/22	22,258	22,425
United States Treasury Note/Bond	1.625%	8/15/22	11,465	11,377
United States Treasury Note/Bond	1.625%	11/15/22	29,095	28,740
United States Treasury Note/Bond	7.125%	2/15/23	5,100	7,681
United States Treasury Note/Bond	6.250%	8/15/23	31,555	45,193
United States Treasury Note/Bond	7.500%	11/15/24	675	1,073
United States Treasury Note/Bond	6.875%	8/15/25	600	923
United States Treasury Note/Bond	6.000%	2/15/26	4,590	6,631
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,774
United States Treasury Note/Bond	6.500%	11/15/26	3,610	5,473
United States Treasury Note/Bond	6.125%	11/15/27	150	222
United States Treasury Note/Bond	5.500%	8/15/28	12,445	17,555
United States Treasury Note/Bond	5.250%	11/15/28	75	103
United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,804
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,660
United States Treasury Note/Bond	6.250%	5/15/30	2,295	3,541
United States Treasury Note/Bond	5.375%	2/15/31	5,000	7,120
United States Treasury Note/Bond	4.500%	2/15/36	250	328
United States Treasury Note/Bond	4.750%	2/15/37	200	272
United States Treasury Note/Bond	5.000%	5/15/37	23,248	32,685
United States Treasury Note/Bond	4.375%	2/15/38	9,742	12,592

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.500%	2/15/39	2,802	3,156
United States Treasury Note/Bond	4.250%	5/15/39	1,825	2,321
United States Treasury Note/Bond	4.500%	8/15/39	12,634	16,686
United States Treasury Note/Bond	4.375%	11/15/39	22,036	28,575
United States Treasury Note/Bond	4.625%	2/15/40	18,260	24,588
United States Treasury Note/Bond	4.375%	5/15/40	950	1,232
United States Treasury Note/Bond	3.875%	8/15/40	9,315	11,159
United States Treasury Note/Bond	4.250%	11/15/40	6,140	7,816
United States Treasury Note/Bond	4.750%	2/15/41	21,538	29,598
United States Treasury Note/Bond	3.125%	11/15/41	24,125	25,162
United States Treasury Note/Bond	3.125%	2/15/42	17,850	18,598
United States Treasury Note/Bond	3.000%	5/15/42	13,925	14,136
United States Treasury Note/Bond	2.750%	8/15/42	17,320	16,662
United States Treasury Note/Bond	2.750%	11/15/42	10,000	9,603
				2,712,834
Agency Bonds and Notes (1.5%)
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,550
3 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	131
3 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	184
3 Federal Farm Credit Banks	1.125%	2/27/14	700	707
3 Federal Farm Credit Banks	2.625%	4/17/14	1,815	1,870
3 Federal Farm Credit Banks	3.000%	9/22/14	300	314
3 Federal Farm Credit Banks	1.625%	11/19/14	700	717
3 Federal Farm Credit Banks	0.500%	6/23/15	500	502
3 Federal Farm Credit Banks	1.500%	11/16/15	350	361
3 Federal Farm Credit Banks	1.050%	3/28/16	250	254
3 Federal Farm Credit Banks	5.125%	8/25/16	925	1,078
3 Federal Farm Credit Banks	4.875%	1/17/17	850	992
3 Federal Home Loan Banks	0.375%	1/29/14	1,500	1,503
3 Federal Home Loan Banks	1.375%	5/28/14	1,200	1,219
3 Federal Home Loan Banks	2.500%	6/13/14	200	206
3 Federal Home Loan Banks	5.250%	6/18/14	1,835	1,969
3 Federal Home Loan Banks	5.500%	8/13/14	1,900	2,060
3 Federal Home Loan Banks	4.500%	11/14/14	200	216
3 Federal Home Loan Banks	2.750%	12/12/14	125	131
3 Federal Home Loan Banks	0.250%	1/16/15	1,300	1,299
3 Federal Home Loan Banks	5.625%	6/13/16	300	348
3 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,434
3 Federal Home Loan Banks	4.750%	12/16/16	2,095	2,439
3 Federal Home Loan Banks	4.875%	5/17/17	900	1,061
3 Federal Home Loan Banks	1.000%	6/21/17	1,025	1,038
3 Federal Home Loan Banks	4.875%	9/8/17	405	480
3 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,820
3 Federal Home Loan Banks	5.375%	8/15/18	225	279
3 Federal Home Loan Banks	4.125%	3/13/20	2,575	3,050
3 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,272
3 Federal Home Loan Banks	5.625%	6/11/21	1,100	1,434
3 Federal Home Loan Banks	5.375%	8/15/24	815	1,074
3 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,747
4 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	4,230	4,418
4 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,599
4 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,287
4 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,716
4 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,373
4 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,200	1,214
4 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	1,570	1,588
4 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	550	556
4 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	627
4 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,538
4 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	10,825	10,895
4 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,190
4 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,014
4 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	5,220	5,745
4 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,036

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,464
4 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,173
4 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,636
4 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	5,305	5,577
4 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,634
4 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	4,090
4 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	1,575	1,592
4 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	1,500	1,515
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,579
4 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	1,700	1,715
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,374
4 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,790
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,285
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	2,850	3,294
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,996
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,699
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,750	1,743
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,919
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,281
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,405	3,568
4 Federal National Mortgage Assn.	5.125%	1/2/14	975	1,023
4 Federal National Mortgage Assn.	1.250%	2/27/14	2,730	2,762
4 Federal National Mortgage Assn.	2.750%	3/13/14	1,955	2,014
4 Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,362
4 Federal National Mortgage Assn.	2.500%	5/15/14	5,205	5,366
4 Federal National Mortgage Assn.	1.125%	6/27/14	625	633
4 Federal National Mortgage Assn.	0.875%	8/28/14	6,650	6,715
4 Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,197
4 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,151
4 Federal National Mortgage Assn.	0.625%	10/30/14	2,640	2,657
4 Federal National Mortgage Assn.	2.625%	11/20/14	4,740	4,948
4 Federal National Mortgage Assn.	0.750%	12/19/14	9,025	9,104
4 Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,252
4 Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,207
4 Federal National Mortgage Assn.	0.500%	7/2/15	1,700	1,705
4 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,051
4 Federal National Mortgage Assn.	2.000%	9/21/15	405	422
4 Federal National Mortgage Assn.	0.500%	9/28/15	2,600	2,607
4 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,068
4 Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,772
4 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,459
4 Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,122
4 Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,724
4 Federal National Mortgage Assn.	1.250%	9/28/16	6,205	6,357
4 Federal National Mortgage Assn.	1.375%	11/15/16	5,755	5,922
4 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,789
4 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,321
4 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,785
4 Federal National Mortgage Assn.	0.875%	10/26/17	6,150	6,168
4 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	3,004
4 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	974
4 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,196
4 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,224
4 Federal National Mortgage Assn.	6.625%	11/15/30	1,320	2,002
4 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,804
3 Financing Corp.	9.800%	4/6/18	500	717
3 Financing Corp.	9.650%	11/2/18	475	699
Israel Government AID Bond	5.500%	12/4/23	375	492
Israel Government AID Bond	5.500%	4/26/24	1,400	1,854
Private Export Funding Corp.	3.050%	10/15/14	150	157
Private Export Funding Corp.	1.375%	2/15/17	175	179
Private Export Funding Corp.	2.250%	12/15/17	200	213
Private Export Funding Corp.	4.375%	3/15/19	350	415
Private Export Funding Corp.	1.450%	8/15/19	125	126

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Private Export Funding Corp.	4.300%	12/15/21	175	209
	Private Export Funding Corp.	2.800%	5/15/22	200	213
	Private Export Funding Corp.	2.050%	11/15/22	175	174
	Private Export Funding Corp.	2.450%	7/15/24	250	254
3	Tennessee Valley Authority	4.500%	4/1/18	655	773
3	Tennessee Valley Authority	3.875%	2/15/21	905	1,045
3	Tennessee Valley Authority	1.875%	8/15/22	425	422
3	Tennessee Valley Authority	6.750%	11/1/25	100	146
3	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,069
3	Tennessee Valley Authority	4.650%	6/15/35	500	600
3	Tennessee Valley Authority	5.880%	4/1/36	285	393
3	Tennessee Valley Authority	5.500%	6/15/38	225	304
3	Tennessee Valley Authority	5.250%	9/15/39	425	558
3	Tennessee Valley Authority	3.500%	12/15/42	950	939
3	Tennessee Valley Authority	5.375%	4/1/56	580	778
3	Tennessee Valley Authority	4.625%	9/15/60	519	619
					265,674
Conventional Mortgage-Backed Securities (9.8%)
[4,5,6]	Fannie Mae Pool	2.500%	1/1/28	26,850	28,075
[4,5,6]	Fannie Mae Pool	3.000%	12/1/26–1/1/43	77,809	81,846
[4,5,6]	Fannie Mae Pool	3.500%	9/1/25–1/1/43	118,961	126,730
[4,5,6]	Fannie Mae Pool	4.000%	7/1/18–1/1/43	130,309	139,900
[4,5,6]	Fannie Mae Pool	4.500%	3/1/18–1/1/43	104,443	113,023
4,5	Fannie Mae Pool	5.000%	5/1/13–1/1/43	89,887	97,795
4,5	Fannie Mae Pool	5.500%	11/1/16–12/1/39	75,030	81,909
[4,5,6]	Fannie Mae Pool	6.000%	11/1/13–1/1/43	54,397	59,685
[4,5,6]	Fannie Mae Pool	6.500%	5/1/13–1/1/43	19,897	22,279
4,5	Fannie Mae Pool	7.000%	7/1/14–11/1/37	4,445	5,053
4,5	Fannie Mae Pool	7.500%	4/1/15–12/1/32	639	709
4,5	Fannie Mae Pool	8.000%	7/1/15–11/1/30	104	111
4,5	Fannie Mae Pool	8.500%	11/1/18–9/1/30	73	85
4,5	Fannie Mae Pool	9.000%	7/1/22–8/1/26	26	28
4,5	Fannie Mae Pool	9.500%	5/1/16–2/1/25	4	5
[4,5,6]	Freddie Mac Gold Pool	2.500%	1/1/28	16,525	17,243
[4,5,6]	Freddie Mac Gold Pool	3.000%	1/1/27–1/1/43	42,096	44,128
[4,5,6]	Freddie Mac Gold Pool	3.500%	11/1/25–1/1/43	64,631	68,522
[4,5,6]	Freddie Mac Gold Pool	4.000%	7/1/18–1/1/43	78,476	83,607
[4,5,6]	Freddie Mac Gold Pool	4.500%	9/1/15–1/1/43	69,761	74,874
[4,5,6]	Freddie Mac Gold Pool	5.000%	4/1/17–1/1/43	57,529	62,047
[4,5,6]	Freddie Mac Gold Pool	5.500%	1/1/14–2/1/43	54,124	58,766
[4,5,6]	Freddie Mac Gold Pool	6.000%	1/1/13–1/1/43	35,791	39,059
4,5	Freddie Mac Gold Pool	6.500%	1/1/13–3/1/39	9,876	11,066
4,5	Freddie Mac Gold Pool	7.000%	3/1/13–12/1/38	2,031	2,302
4,5	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	318	366
4,5	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	341	377
4,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	37	43
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	31	34
4,5	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	5	5
4,5	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	4	5
5,6	Ginnie Mae I Pool	3.000%	1/1/43	4,475	4,756
5,6	Ginnie Mae I Pool	3.500%	11/15/25–1/1/43	16,160	17,528
5,6	Ginnie Mae I Pool	4.000%	10/15/24–1/1/43	30,682	33,610
5,6	Ginnie Mae I Pool	4.500%	8/15/18–1/1/43	46,133	50,696
5	Ginnie Mae I Pool	5.000%	1/15/18–9/15/40	26,924	29,422
5	Ginnie Mae I Pool	5.500%	3/15/15–6/15/41	15,701	17,330
5	Ginnie Mae I Pool	6.000%	12/15/13–12/15/40	13,856	15,527
5	Ginnie Mae I Pool	6.500%	3/15/13–8/15/39	4,085	4,664
5	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,422	1,613
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	385	433
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	267	291

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Ginnie Mae I Pool	8.500%	3/15/17–6/15/30	33	33
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	51	57
5	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	3	3
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5,6	Ginnie Mae II Pool	3.000%	2/20/27–1/1/43	17,505	18,618
5,6	Ginnie Mae II Pool	3.500%	9/20/25–1/1/43	68,787	74,721
5,6	Ginnie Mae II Pool	4.000%	9/20/25–1/1/43	53,075	57,865
5	Ginnie Mae II Pool	4.500%	11/20/35–5/20/42	59,835	65,672
5	Ginnie Mae II Pool	5.000%	3/20/18–6/20/42	43,085	47,581
5	Ginnie Mae II Pool	5.500%	11/20/34–9/20/41	15,470	17,009
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	6,996	7,809
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	2,672	3,050
5	Ginnie Mae II Pool	7.000%	4/20/38	57	65
					1,688,031
Nonconventional Mortgage-Backed Securities (0.4%)
[4,5,7]	Fannie Mae Pool	1.837%	4/1/37	85	89
4,5	Fannie Mae Pool	2.218%	9/1/42	791	821
[4,5,7]	Fannie Mae Pool	2.400%	2/1/37	294	306
[4,5,7]	Fannie Mae Pool	2.435%	9/1/37	180	193
[4,5,7]	Fannie Mae Pool	2.437%	1/1/35	369	399
4,5	Fannie Mae Pool	2.537%	12/1/40	361	375
4,5	Fannie Mae Pool	2.557%	10/1/40	472	489
[4,5,7]	Fannie Mae Pool	2.596%	8/1/37	215	227
[4,5,7]	Fannie Mae Pool	2.644%	9/1/34	111	119
[4,5,7]	Fannie Mae Pool	2.678%	2/1/36	185	189
[4,5,7]	Fannie Mae Pool	2.691%	12/1/35	322	344
[4,5,7]	Fannie Mae Pool	2.717%	8/1/35	306	328
[4,5,7]	Fannie Mae Pool	2.746%	1/1/37	274	296
[4,5,7]	Fannie Mae Pool	2.778%	12/1/35	558	590
4,5	Fannie Mae Pool	2.789%	3/1/42	1,109	1,168
[4,5,7]	Fannie Mae Pool	2.810%	11/1/33	98	107
4,5	Fannie Mae Pool	2.818%	1/1/42	696	737
4,5	Fannie Mae Pool	2.832%	3/1/41	487	509
[4,5,7]	Fannie Mae Pool	2.842%	3/1/37	293	312
4,5	Fannie Mae Pool	2.872%	11/1/41	723	748
4,5	Fannie Mae Pool	2.919%	12/1/40	300	314
[4,5,7]	Fannie Mae Pool	2.972%	8/1/35	261	285
4,5	Fannie Mae Pool	2.987%	5/1/42	564	607
[4,5,7]	Fannie Mae Pool	2.996%	3/1/37	300	323
4,5	Fannie Mae Pool	3.012%	3/1/42	899	970
4,5	Fannie Mae Pool	3.018%	3/1/41	692	726
4,5	Fannie Mae Pool	3.040%	2/1/41	449	470
4,5	Fannie Mae Pool	3.120%	2/1/41	299	314
4,5	Fannie Mae Pool	3.130%	12/1/40	275	289
4,5	Fannie Mae Pool	3.168%	2/1/41	323	338
4,5	Fannie Mae Pool	3.185%	12/1/40	311	327
4,5	Fannie Mae Pool	3.210%	9/1/40	317	333
4,5	Fannie Mae Pool	3.213%	8/1/40	273	286
4,5	Fannie Mae Pool	3.235%	10/1/40	453	476
4,5	Fannie Mae Pool	3.274%	11/1/40	273	287
4,5	Fannie Mae Pool	3.285%	1/1/41	459	497
4,5	Fannie Mae Pool	3.289%	1/1/40	466	489
[4,5,7]	Fannie Mae Pool	3.306%	3/1/37	224	240
4,5	Fannie Mae Pool	3.372%	1/1/40	784	823
4,5	Fannie Mae Pool	3.393%	5/1/40	198	208
4,5	Fannie Mae Pool	3.436%	12/1/39	917	963
[4,5,7]	Fannie Mae Pool	3.490%	8/1/37	395	422
4,5	Fannie Mae Pool	3.508%	5/1/40	171	180
4,5	Fannie Mae Pool	3.518%	10/1/39	202	213
4,5	Fannie Mae Pool	3.536%	3/1/40	813	857
4,5	Fannie Mae Pool	3.544%	7/1/41	683	741
4,5	Fannie Mae Pool	3.580%	8/1/39	176	186
4,5	Fannie Mae Pool	3.589%	4/1/41	423	447
4,5	Fannie Mae Pool	3.607%	11/1/39	114	120

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Pool	3.629%	11/1/39	191	201
4,5	Fannie Mae Pool	3.666%	7/1/39	132	139
4,5	Fannie Mae Pool	3.701%	5/1/40	1,513	1,598
4,5	Fannie Mae Pool	3.781%	2/1/40	978	1,036
4,5	Fannie Mae Pool	3.822%	9/1/40	562	600
4,5	Fannie Mae Pool	4.200%	12/1/39	547	588
[4,5,7]	Fannie Mae Pool	4.480%	11/1/34	249	265
[4,5,7]	Fannie Mae Pool	4.674%	10/1/38	354	381
4,5	Fannie Mae Pool	4.949%	12/1/33	106	114
4,5	Fannie Mae Pool	5.091%	3/1/38	197	215
4,5	Fannie Mae Pool	5.206%	7/1/36	140	153
4,5	Fannie Mae Pool	5.668%	4/1/37	421	459
4,5	Fannie Mae Pool	5.784%	12/1/37	399	431
4,5	Fannie Mae Pool	5.976%	7/1/37	55	60
4,5	Fannie Mae Pool	6.072%	11/1/36	496	538
4,5	Fannie Mae Pool	6.074%	6/1/36	23	25
[4,5,7]	Freddie Mac Non Gold Pool	2.165%	7/1/35	226	240
[4,5,7]	Freddie Mac Non Gold Pool	2.190%	4/1/37	234	241
[4,5,7]	Freddie Mac Non Gold Pool	2.362%	12/1/34	439	473
[4,5,7]	Freddie Mac Non Gold Pool	2.375%	5/1/35–4/1/37	753	800
[4,5,7]	Freddie Mac Non Gold Pool	2.376%	11/1/34	128	141
[4,5,7]	Freddie Mac Non Gold Pool	2.427%	1/1/37	271	288
4,5	Freddie Mac Non Gold Pool	2.573%	2/1/42	445	470
[4,5,7]	Freddie Mac Non Gold Pool	2.629%	1/1/35	26	29
4,5	Freddie Mac Non Gold Pool	2.632%	12/1/40	322	335
[4,5,7]	Freddie Mac Non Gold Pool	2.691%	10/1/37–12/1/40	785	816
[4,5,7]	Freddie Mac Non Gold Pool	2.709%	12/1/34	147	159
4,5	Freddie Mac Non Gold Pool	2.726%	11/1/40	181	189
[4,5,7]	Freddie Mac Non Gold Pool	2.767%	12/1/36	124	132
[4,5,7]	Freddie Mac Non Gold Pool	2.802%	3/1/36–1/1/41	715	757
[4,5,7]	Freddie Mac Non Gold Pool	2.888%	6/1/37	379	410
[4,5,7]	Freddie Mac Non Gold Pool	2.894%	4/1/37	478	504
[4,5,7]	Freddie Mac Non Gold Pool	2.930%	3/1/37	397	427
4,5	Freddie Mac Non Gold Pool	2.955%	2/1/41	628	659
[4,5,7]	Freddie Mac Non Gold Pool	3.020%	8/1/37	273	302
4,5	Freddie Mac Non Gold Pool	3.096%	6/1/41	307	323
4,5	Freddie Mac Non Gold Pool	3.109%	3/1/41	256	269
4,5	Freddie Mac Non Gold Pool	3.137%	11/1/40	313	329
4,5	Freddie Mac Non Gold Pool	3.262%	6/1/40	233	245
4,5	Freddie Mac Non Gold Pool	3.352%	5/1/40	118	124
4,5	Freddie Mac Non Gold Pool	3.406%	4/1/40	296	311
4,5	Freddie Mac Non Gold Pool	3.426%	3/1/42	995	1,072
4,5	Freddie Mac Non Gold Pool	3.451%	5/1/40	146	154
4,5	Freddie Mac Non Gold Pool	3.504%	8/1/40	600	631
4,5	Freddie Mac Non Gold Pool	3.528%	11/1/39	653	688
4,5	Freddie Mac Non Gold Pool	3.619%	6/1/40	342	361
4,5	Freddie Mac Non Gold Pool	3.626%	1/1/40	305	321
4,5	Freddie Mac Non Gold Pool	3.634%	6/1/40	217	229
4,5	Freddie Mac Non Gold Pool	3.683%	9/1/40	485	513
4,5	Freddie Mac Non Gold Pool	3.997%	3/1/40	1,042	1,103
4,5	Freddie Mac Non Gold Pool	4.245%	12/1/35	168	176
4,5	Freddie Mac Non Gold Pool	4.700%	5/1/38	40	43
4,5	Freddie Mac Non Gold Pool	4.895%	12/1/35	515	539
4,5	Freddie Mac Non Gold Pool	5.014%	10/1/36	218	231
4,5	Freddie Mac Non Gold Pool	5.441%	3/1/37	57	61
4,5	Freddie Mac Non Gold Pool	5.446%	1/1/38	109	118
4,5	Freddie Mac Non Gold Pool	5.497%	2/1/36	213	229
4,5	Freddie Mac Non Gold Pool	5.689%	9/1/36	304	328
4,5	Freddie Mac Non Gold Pool	5.734%	5/1/36	147	156
4,5	Freddie Mac Non Gold Pool	5.735%	9/1/37	1,309	1,431
4,5	Freddie Mac Non Gold Pool	5.837%	5/1/37	611	668
4,5	Freddie Mac Non Gold Pool	5.960%	12/1/36	121	132
4,5	Freddie Mac Non Gold Pool	6.333%	10/1/37	15	16
4,5	Freddie Mac Non Gold Pool	6.409%	2/1/37	88	96

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	5,186	5,469
5,6	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	2,585	2,746
5,6	Ginnie Mae II Pool	3.500%	1/20/41–7/20/41	1,154	1,234
5	Ginnie Mae II Pool	3.750%	1/20/40	643	676
5,6	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	3,156	3,333
5,7	Ginnie Mae II Pool	4.500%	10/20/39	68	73
5	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	91	96

					59,776

Total U.S. Government and Agency Obligations (Cost $4,565,310)					4,726,315

Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
5	Ally Auto Receivables Trust	0.850%	1/16/18	365	366
5	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	425	434
5	AmeriCredit Automobile Receivables Trust 2012-1	1.230%	9/8/16	100	101
5	Banc of America Commercial Mortgage Trust 2004-2	4.153%	11/10/38	122	124
5	Banc of America Commercial Mortgage Trust 2004-3	5.556%	6/10/39	172	181
5	Banc of America Commercial Mortgage Trust 2004-4	4.877%	7/10/42	1,410	1,462
5	Banc of America Commercial Mortgage Trust 2005-1	5.077%	11/10/42	290	295
5	Banc of America Commercial Mortgage Trust 2005-2	4.857%	7/10/43	165	181
5	Banc of America Commercial Mortgage Trust 2005-3	4.727%	7/10/43	235	255
5	Banc of America Commercial Mortgage Trust 2005-5	5.115%	10/10/45	810	902
5	Banc of America Commercial Mortgage Trust 2005-6	5.190%	9/10/47	260	275
5	Banc of America Commercial Mortgage Trust 2005-6	5.190%	9/10/47	245	277
5	Banc of America Commercial Mortgage Trust 2006-1	5.372%	9/10/45	600	682
5	Banc of America Commercial Mortgage Trust 2006-1	5.421%	9/10/45	50	55
5	Banc of America Commercial Mortgage Trust 2006-2	5.727%	5/10/45	945	1,096
5	Banc of America Commercial Mortgage Trust 2006-2	5.762%	5/10/45	160	162
5	Banc of America Commercial Mortgage Trust 2006-4	5.634%	7/10/46	1,280	1,476
5	Banc of America Commercial Mortgage Trust 2006-5	5.414%	9/10/47	905	1,033
5	Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	213
5	Banc of America Commercial Mortgage Trust 2007-1	5.482%	1/15/49	360	382
5	Banc of America Commercial Mortgage Trust 2008-1	6.205%	2/10/51	1,400	1,721
5	Bear Stearns Commercial Mortgage Securities	5.663%	6/11/40	517	528
5	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	475	484
5	Bear Stearns Commercial Mortgage Securities Trust
	2002-TOP8	4.830%	8/15/38	21	21
5	Bear Stearns Commercial Mortgage Securities Trust
	2003-TOP10	4.740%	3/13/40	240	241
5	Bear Stearns Commercial Mortgage Securities Trust
	2003-TOP12	4.680%	8/13/39	588	599
5	Bear Stearns Commercial Mortgage Securities Trust
	2004-PWR6	4.825%	11/11/41	190	201
5	Bear Stearns Commercial Mortgage Securities Trust
	2004-PWR6	4.868%	11/11/41	100	105
5	Bear Stearns Commercial Mortgage Securities Trust
	2004-TOP14	5.200%	1/12/41	210	217
5	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR10	5.405%	12/11/40	375	425
5	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR8	4.750%	6/11/41	200	206
5	Bear Stearns Commercial Mortgage Securities Trust
	2005-TOP18	4.933%	2/13/42	100	109
5	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR11	5.452%	3/11/39	585	667
5	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR12	5.751%	9/11/38	275	312
5	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR13	5.582%	9/11/41	160	181
5	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.573%	4/12/38	250	276
5	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.573%	4/12/38	350	396

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP24	5.568%	10/12/41	425	478
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.715%	6/11/40	350	394
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.694%	6/11/50	770	914
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.890%	6/11/50	625	704
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	850	1,026
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	335	366
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,945	2,313
5	Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	3,500	3,939
5	Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	663
5	CarMax Auto Owner Trust	0.790%	4/16/18	145	145
5	CD 2005-CD1 Commercial Mortgage Trust	5.219%	7/15/44	300	329
5	CD 2005-CD1 Commercial Mortgage Trust	5.219%	7/15/44	600	670
5	CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	478
5	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	297	299
5	CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	1,010	1,156
5	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,798	2,139
5	CenterPoint Energy Transition Bond Co. IV, LLC 2012-
	1	3.028%	10/15/25	800	857
5	Chase Issuance Trust	0.590%	8/15/17	106	106
5	Chase Issuance Trust 2008-A11	5.400%	7/15/15	400	410
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	550	667
5	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	250	273
5	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	621	743
5	Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	1,075	1,145
5	Citigroup Commercial Mortgage Trust	3.024%	9/10/45	225	235
5	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	200	231
5	Citigroup Commercial Mortgage Trust 2004-C2	4.623%	10/15/41	126	127
5	Citigroup Commercial Mortgage Trust 2005-C3	4.830%	5/15/43	885	970
5	Citigroup Commercial Mortgage Trust 2006-C4	5.738%	3/15/49	500	556
5	Citigroup Commercial Mortgage Trust 2006-C4	5.738%	3/15/49	1,100	1,253
5	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	150	169
5	Citigroup Commercial Mortgage Trust 2007-C6	5.702%	12/10/49	1,050	1,242
5	Citigroup Commercial Mortgage Trust 2008-C7	6.060%	12/10/49	1,343	1,626
5	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.803%	5/15/46	1,000	1,159
5	COMM 2003-LNB1 Mortgage Trust	4.084%	6/10/38	511	515
5	COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	764	788
5	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,170	1,307
5	COMM 2006-C7 Mortgage Trust	5.748%	6/10/46	1,050	1,195
5	COMM 2006-C7 Mortgage Trust	5.773%	6/10/46	200	220
5	COMM 2006-C8 Mortgage Trust	5.248%	12/10/46	67	67
5	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	900	1,077
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	152
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	359
5,8	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	482	510
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.409%	2/15/39	240	254
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.409%	2/15/39	400	453
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.409%	2/15/39	695	785
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.804%	6/15/38	225	247
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.804%	6/15/38	975	1,114
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	175	189

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Credit Suisse Commercial Mortgage Trust Series 2006-
C5	5.311%	12/15/39	460	521
5 Credit Suisse Commercial Mortgage Trust Series 2007-
C1	5.383%	2/15/40	714	792
5 Credit Suisse Commercial Mortgage Trust Series 2007-
C3	5.679%	6/15/39	605	683
5 CSFB Commercial Mortgage Trust 2003-C3	3.936%	5/15/38	620	623
5 CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	1,421	1,455
5 CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	945	1,008
5 CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	231
5 CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	156
5 CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	88
5 CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	168
5 Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	653	785
5 Discover Card Execution Note Trust 2008-A4	5.650%	12/15/15	1,650	1,688
5 Ford Credit Auto Owner Trust	1.650%	5/15/16	120	122
5 Ford Credit Auto Owner Trust	0.720%	12/15/16	100	100
5 Ford Credit Auto Owner Trust	1.150%	6/15/17	400	406
5 Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	219	221
5 Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	825	833
5 GE Commercial Mortgage Corp. Series 2005-C3 Trust	4.974%	7/10/45	315	352
5 GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.296%	3/10/44	325	362
5 GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.296%	3/10/44	950	1,064
5 GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	959
5 GMAC Commercial Mortgage Securities Inc. Series
2003-C1 Trust	4.079%	5/10/36	72	72
5 GMAC Commercial Mortgage Securities Inc. Series
2004-C1 Trust	4.908%	3/10/38	75	78
5 GMAC Commercial Mortgage Securities Inc. Series
2004-C3 Trust	4.864%	12/10/41	1,275	1,359
5 GMAC Commercial Mortgage Securities Inc. Series
2005-C1 Trust	4.754%	5/10/43	275	295
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	1,178	1,224
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,775	1,918
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	237
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.117%	4/10/37	8	8
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,535	1,701
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	296
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2006-GG7	5.867%	7/10/38	285	330
5 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	75	80
5 GS Mortgage Securities Corp. II	5.506%	4/10/38	368	380
5 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	1,065	1,120
5 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,634
5 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	276
5 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	162
5 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	799
5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	473
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	328
5 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	150	152
5 Honda Auto Receivables Owner Trust	0.660%	12/18/18	325	325
5 Hyundai Auto Receivables Trust	0.730%	6/15/18	200	200
5 JP Morgan Chase Commercial Mortgage Securities
Corp.	2.829%	10/15/45	400	409
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2003-CIBC7	4.879%	1/12/38	965	989

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC10	4.654%	1/12/37	121	121
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC8	4.404%	1/12/39	410	422
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC9	5.584%	6/12/41	1,339	1,418
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC11	5.363%	8/12/37	100	107
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC13	5.333%	1/12/43	125	130
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP2	4.780%	7/15/42	210	232
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.242%	12/15/44	175	194
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.321%	12/15/44	70	74
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC14	5.452%	12/12/44	150	165
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC16	5.593%	5/12/45	569	634
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP6	5.475%	4/15/43	344	392
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.871%	4/15/45	1,020	1,174
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.871%	4/15/45	180	206
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.871%	4/15/45	155	150
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.440%	5/15/45	225	256
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.447%	5/15/45	860	892
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC18	5.440%	6/12/47	880	1,011
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,801
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.880%	2/12/51	175	202
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP11	5.812%	6/15/49	575	677
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP12	5.882%	2/15/51	1,675	1,968
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C6	3.507%	5/15/45	550	597
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-CIBX	3.483%	6/15/45	433	465
5 LB-UBS Commercial Mortgage Trust	6.157%	4/15/41	525	639
5 LB-UBS Commercial Mortgage Trust 2003-C3	4.166%	5/15/32	525	528
5 LB-UBS Commercial Mortgage Trust 2003-C5	4.685%	7/15/32	75	76
5 LB-UBS Commercial Mortgage Trust 2003-C7	4.931%	9/15/35	1,815	1,839
5 LB-UBS Commercial Mortgage Trust 2003-C8	5.124%	11/15/32	950	970
5 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	1,299	1,362
5 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	575	613
5 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	727
5 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	78
5 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	1,860	2,085
5 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	125	140
5 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,370	1,568
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	750	865
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	282
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	197
5 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	757	888
5 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	655	751
5 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	880	1,057

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.157%	4/15/41	260	299
5 Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	1,115	1,144
5 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	157
5 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,985	2,254
5 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	610	669
5 Merrill Lynch Mortgage Trust 2006-C1	5.684%	5/12/39	1,210	1,401
5 Merrill Lynch Mortgage Trust 2006-C1	5.684%	5/12/39	100	115
5 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	273
5 Merrill Lynch Mortgage Trust 2007-C1	5.849%	6/12/50	1,795	2,085
5 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	750	889
5 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	256	256
5 ML-CFC Commercial Mortgage Trust 2006-2	5.893%	6/12/46	900	1,030
5 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	176
5 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	301
5 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,685	1,919
5 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	355	419
5 Morgan Stanley Bank of America Merrill Lynch Trust	3.176%	8/15/45	175	185
5 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	749	768
5 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	1,190	1,242
5 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	927	970
5 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	604	619
5 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	400	416
5 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	425	459
5 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,909
5 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	186
5 Morgan Stanley Capital I Trust 2005-HQ7	5.208%	11/14/42	900	999
5 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,455	1,601
5 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	176
5 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	250	269
5 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	68
5 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	180	190
5 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	740	854
5 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	417
5 Morgan Stanley Capital I Trust 2006-HQ8	5.420%	3/12/44	575	653
5 Morgan Stanley Capital I Trust 2006-HQ8	5.469%	3/12/44	375	419
5 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	281
5 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	245
5 Morgan Stanley Capital I Trust 2006-IQ11	5.691%	10/15/42	855	979
5 Morgan Stanley Capital I Trust 2006-IQ11	5.695%	10/15/42	200	215
5 Morgan Stanley Capital I Trust 2006-IQ11	5.695%	10/15/42	30	34
5 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	675	777
5 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	10	10
5 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	605
5 Morgan Stanley Capital I Trust 2006-TOP23	5.818%	8/12/41	110	128
5 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	67	73
5 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,617
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,430	1,692
5 Morgan Stanley Capital I Trust 2007-IQ16	6.103%	12/12/49	225	263
5 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	275	300
5 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	1,195	1,413
5 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	300	338
5 Morgan Stanley Capital I Trust 2008-TOP29	6.275%	1/11/43	635	781
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	681
5 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	295
8 Northern Rock Asset Management plc	5.625%	6/22/17	500	579
5 PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	2,000	2,281
8 Royal Bank of Canada	3.125%	4/14/15	425	449
Royal Bank of Canada	0.625%	12/4/15	500	499
Royal Bank of Canada	1.200%	9/19/17	850	852
5 TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.565%	8/15/39	160	174
5 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	640
5 Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	724	736
5 Wachovia Bank Commercial Mortgage Trust Series
2003-C6	5.125%	8/15/35	117	119

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Wachovia Bank Commercial Mortgage Trust Series
	2003-C8	4.964%	11/15/35	550	564
5	Wachovia Bank Commercial Mortgage Trust Series
	2004-C10	4.748%	2/15/41	424	437
5	Wachovia Bank Commercial Mortgage Trust Series
	2004-C12	5.308%	7/15/41	850	890
5	Wachovia Bank Commercial Mortgage Trust Series
	2004-C15	4.803%	10/15/41	1,150	1,222
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C17	5.083%	3/15/42	400	437
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C17	5.224%	3/15/42	125	132
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.699%	5/15/44	1,050	1,157
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.750%	5/15/44	65	70
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.793%	5/15/44	150	161
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C20	5.118%	7/15/42	735	817
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.240%	10/15/44	916	1,018
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.240%	10/15/44	60	64
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.293%	12/15/44	1,550	1,728
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.343%	12/15/44	50	55
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C25	5.736%	5/15/43	800	922
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26	5.968%	6/15/45	121	140
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C27	5.765%	7/15/45	950	1,092
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C28	5.679%	10/15/48	455	487
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.313%	11/15/48	1,500	1,551
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.339%	11/15/48	375	419
5	Wells Fargo Commercial Mortgage Trust	2.918%	10/15/45	225	232
5	WF-RBS Commercial Mortgage Trust	2.870%	11/15/45	365	376
5	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	490
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	324
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	275
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	182
5	World Omni Auto Receivables Trust	0.810%	1/15/19	200	200

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $149,337)					167,355
Corporate Bonds (8.8%)
Finance (2.9%)
	Banking (1.9%)
	Abbey National Treasury Services plc	2.875%	4/25/14	725	739
	Abbey National Treasury Services plc	4.000%	4/27/16	665	701
	American Express Bank FSB	6.000%	9/13/17	225	272
	American Express Centurion Bank	5.950%	6/12/17	75	89
	American Express Centurion Bank	6.000%	9/13/17	1,750	2,109
	American Express Co.	5.500%	9/12/16	350	399
	American Express Co.	6.150%	8/28/17	535	646
	American Express Co.	7.000%	3/19/18	1,300	1,643
8	American Express Co.	2.650%	12/2/22	1,472	1,464
8	American Express Co.	4.050%	12/3/42	121	121
5	American Express Co.	6.800%	9/1/66	450	484

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Express Credit Corp.	5.125%	8/25/14	685	734
American Express Credit Corp.	2.750%	9/15/15	985	1,033
American Express Credit Corp.	2.800%	9/19/16	425	450
American Express Credit Corp.	2.375%	3/24/17	825	865
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	255
Bancolombia SA	4.250%	1/12/16	1,125	1,175
Bank of America Corp.	7.375%	5/15/14	1,025	1,109
Bank of America Corp.	5.125%	11/15/14	1,340	1,427
Bank of America Corp.	4.500%	4/1/15	2,180	2,323
Bank of America Corp.	3.700%	9/1/15	330	348
Bank of America Corp.	1.500%	10/9/15	900	904
Bank of America Corp.	5.250%	12/1/15	275	297
Bank of America Corp.	3.625%	3/17/16	275	291
Bank of America Corp.	3.750%	7/12/16	1,030	1,097
Bank of America Corp.	6.500%	8/1/16	1,370	1,584
Bank of America Corp.	5.750%	8/15/16	275	300
Bank of America Corp.	7.800%	9/15/16	300	350
Bank of America Corp.	5.625%	10/14/16	75	84
Bank of America Corp.	5.420%	3/15/17	775	844
Bank of America Corp.	3.875%	3/22/17	1,750	1,893
Bank of America Corp.	6.000%	9/1/17	250	293
Bank of America Corp.	5.750%	12/1/17	895	1,038
Bank of America Corp.	5.650%	5/1/18	4,150	4,815
Bank of America Corp.	7.625%	6/1/19	605	773
Bank of America Corp.	5.625%	7/1/20	1,060	1,252
Bank of America Corp.	5.875%	1/5/21	145	173
Bank of America Corp.	5.000%	5/13/21	205	232
Bank of America Corp.	5.700%	1/24/22	500	600
Bank of America Corp.	5.875%	2/7/42	1,150	1,433
Bank of America NA	5.300%	3/15/17	325	366
Bank of America NA	6.100%	6/15/17	350	403
Bank of America NA	6.000%	10/15/36	350	424
Bank of Montreal	0.800%	11/6/15	425	424
Bank of Montreal	2.500%	1/11/17	1,425	1,496
Bank of Montreal	2.550%	11/6/22	450	446
Bank of New York Mellon Corp.	4.300%	5/15/14	455	478
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,250
Bank of New York Mellon Corp.	0.700%	10/23/15	200	199
Bank of New York Mellon Corp.	2.500%	1/15/16	450	472
Bank of New York Mellon Corp.	2.300%	7/28/16	486	507
Bank of New York Mellon Corp.	2.400%	1/17/17	300	314
Bank of New York Mellon Corp.	1.969%	6/20/17	200	206
Bank of New York Mellon Corp.	1.300%	1/25/18	225	224
Bank of New York Mellon Corp.	5.450%	5/15/19	350	416
Bank of New York Mellon Corp.	4.600%	1/15/20	400	455
Bank of New York Mellon Corp.	3.550%	9/23/21	625	681
Bank of Nova Scotia	2.375%	12/17/13	1,175	1,197
Bank of Nova Scotia	1.850%	1/12/15	715	732
Bank of Nova Scotia	3.400%	1/22/15	510	537
Bank of Nova Scotia	2.050%	10/7/15	125	129
Bank of Nova Scotia	0.750%	10/9/15	150	150
Bank of Nova Scotia	2.900%	3/29/16	105	112
Bank of Nova Scotia	2.550%	1/12/17	875	922
Bank of Nova Scotia	4.375%	1/13/21	105	122
Bank One Corp.	4.900%	4/30/15	475	513
Barclays Bank plc	5.200%	7/10/14	1,480	1,579
Barclays Bank plc	2.750%	2/23/15	125	129
Barclays Bank plc	3.900%	4/7/15	105	111
Barclays Bank plc	5.000%	9/22/16	385	432
Barclays Bank plc	6.750%	5/22/19	1,385	1,693
Barclays Bank plc	5.125%	1/8/20	1,260	1,436
Barclays Bank plc	5.140%	10/14/20	105	109
BB&T Corp.	2.050%	4/28/14	920	937
BB&T Corp.	5.700%	4/30/14	360	383

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	5.200%	12/23/15	205	229
	BB&T Corp.	3.200%	3/15/16	185	197
	BB&T Corp.	3.950%	4/29/16	1,250	1,366
	BB&T Corp.	2.150%	3/22/17	450	464
	BB&T Corp.	6.850%	4/30/19	275	349
	BBVA US Senior SAU	3.250%	5/16/14	275	275
	BBVA US Senior SAU	4.664%	10/9/15	1,225	1,256
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,740
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,094
	Bear Stearns Cos. LLC	6.400%	10/2/17	300	361
	Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,361
	BNP Paribas SA	3.250%	3/11/15	670	700
	BNP Paribas SA	3.600%	2/23/16	855	907
	BNP Paribas SA	2.375%	9/14/17	775	786
	BNP Paribas SA	5.000%	1/15/21	2,810	3,164
	Branch Banking & Trust Co.	5.625%	9/15/16	100	115
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	352
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	100
	Capital One Bank USA NA	8.800%	7/15/19	1,575	2,132
	Capital One Financial Corp.	7.375%	5/23/14	105	114
	Capital One Financial Corp.	2.125%	7/15/14	830	844
	Capital One Financial Corp.	5.500%	6/1/15	225	247
	Capital One Financial Corp.	3.150%	7/15/16	805	855
	Capital One Financial Corp.	6.150%	9/1/16	175	201
	Capital One Financial Corp.	5.250%	2/21/17	50	57
	Capital One Financial Corp.	6.750%	9/15/17	205	249
	Capital One Financial Corp.	4.750%	7/15/21	280	324
5,8	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,078
	Citigroup Inc.	5.125%	5/5/14	100	105
	Citigroup Inc.	6.375%	8/12/14	1,765	1,909
	Citigroup Inc.	5.000%	9/15/14	3,755	3,950
	Citigroup Inc.	5.500%	10/15/14	1,140	1,222
	Citigroup Inc.	6.010%	1/15/15	265	289
	Citigroup Inc.	2.650%	3/2/15	675	695
	Citigroup Inc.	4.750%	5/19/15	265	285
	Citigroup Inc.	4.700%	5/29/15	475	510
	Citigroup Inc.	4.587%	12/15/15	810	883
	Citigroup Inc.	5.300%	1/7/16	275	305
	Citigroup Inc.	3.953%	6/15/16	435	467
	Citigroup Inc.	5.850%	8/2/16	185	211
	Citigroup Inc.	4.450%	1/10/17	1,800	1,995
	Citigroup Inc.	5.500%	2/15/17	115	127
	Citigroup Inc.	6.125%	11/21/17	3,490	4,156
	Citigroup Inc.	6.125%	5/15/18	1,426	1,709
	Citigroup Inc.	8.500%	5/22/19	225	302
	Citigroup Inc.	5.375%	8/9/20	445	526
	Citigroup Inc.	5.875%	2/22/33	345	366
	Citigroup Inc.	6.000%	10/31/33	600	645
	Citigroup Inc.	5.850%	12/11/34	231	269
	Citigroup Inc.	6.125%	8/25/36	565	617
	Citigroup Inc.	5.875%	5/29/37	225	267
	Citigroup Inc.	6.875%	3/5/38	2,183	2,870
	Citigroup Inc.	8.125%	7/15/39	1,125	1,680
	Citigroup Inc.	5.875%	1/30/42	125	153
	Comerica Bank	5.200%	8/22/17	300	347
	Comerica Inc.	3.000%	9/16/15	375	395
	Commonwealth Bank of Australia	1.950%	3/16/15	800	820
	Commonwealth Bank of Australia	1.250%	9/18/15	800	809
	Commonwealth Bank of Australia	1.900%	9/18/17	250	256
	Compass Bank	6.400%	10/1/17	150	161
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	420	434
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,262
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,742
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,319

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	975	1,002
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	157
Credit Suisse	2.200%	1/14/14	1,175	1,193
Credit Suisse	5.500%	5/1/14	1,110	1,182
Credit Suisse	3.500%	3/23/15	2,515	2,653
Credit Suisse	6.000%	2/15/18	450	518
Credit Suisse	5.300%	8/13/19	475	563
Credit Suisse	5.400%	1/14/20	200	224
Credit Suisse	4.375%	8/5/20	865	985
Credit Suisse USA Inc.	5.125%	1/15/14	50	52
Credit Suisse USA Inc.	4.875%	1/15/15	235	254
Credit Suisse USA Inc.	5.375%	3/2/16	120	135
Credit Suisse USA Inc.	5.850%	8/16/16	600	690
Credit Suisse USA Inc.	7.125%	7/15/32	465	662
Deutsche Bank AG	3.875%	8/18/14	105	110
Deutsche Bank AG	3.450%	3/30/15	500	528
Deutsche Bank AG	3.250%	1/11/16	805	854
Deutsche Bank AG	6.000%	9/1/17	1,360	1,633
Deutsche Bank Financial LLC	5.375%	3/2/15	900	962
Discover Bank	7.000%	4/15/20	250	310
Fifth Third Bancorp	3.500%	3/15/22	825	865
Fifth Third Bancorp	8.250%	3/1/38	910	1,308
Fifth Third Bank	4.750%	2/1/15	325	349
First Horizon National Corp.	5.375%	12/15/15	1,050	1,146
First Niagara Financial Group Inc.	6.750%	3/19/20	75	89
First Niagara Financial Group Inc.	7.250%	12/15/21	65	77
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,465
Goldman Sachs Group Inc.	4.750%	7/15/13	2,250	2,296
Goldman Sachs Group Inc.	5.150%	1/15/14	950	990
Goldman Sachs Group Inc.	6.000%	5/1/14	1,955	2,079
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,252
Goldman Sachs Group Inc.	5.125%	1/15/15	910	978
Goldman Sachs Group Inc.	3.300%	5/3/15	575	599
Goldman Sachs Group Inc.	3.700%	8/1/15	390	410
Goldman Sachs Group Inc.	1.600%	11/23/15	150	151
Goldman Sachs Group Inc.	5.350%	1/15/16	200	221
Goldman Sachs Group Inc.	3.625%	2/7/16	3,515	3,720
Goldman Sachs Group Inc.	5.750%	10/1/16	520	590
Goldman Sachs Group Inc.	5.625%	1/15/17	830	909
Goldman Sachs Group Inc.	6.250%	9/1/17	645	756
Goldman Sachs Group Inc.	5.950%	1/18/18	1,485	1,734
Goldman Sachs Group Inc.	6.150%	4/1/18	100	118
Goldman Sachs Group Inc.	7.500%	2/15/19	920	1,155
Goldman Sachs Group Inc.	5.375%	3/15/20	970	1,109
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,915
Goldman Sachs Group Inc.	5.250%	7/27/21	500	569
Goldman Sachs Group Inc.	5.750%	1/24/22	1,075	1,263
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,603
Goldman Sachs Group Inc.	6.125%	2/15/33	1,995	2,321
Goldman Sachs Group Inc.	6.450%	5/1/36	450	491
Goldman Sachs Group Inc.	6.750%	10/1/37	1,345	1,521
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,531
HSBC Bank USA NA	4.625%	4/1/14	1,105	1,152
HSBC Bank USA NA	4.875%	8/24/20	675	748
HSBC Bank USA NA	5.875%	11/1/34	675	790
HSBC Bank USA NA	5.625%	8/15/35	625	700
HSBC Bank USA NA	7.000%	1/15/39	300	402
HSBC Holdings plc	5.100%	4/5/21	1,310	1,530
HSBC Holdings plc	4.875%	1/14/22	225	261
HSBC Holdings plc	4.000%	3/30/22	700	763
HSBC Holdings plc	7.625%	5/17/32	400	517
HSBC Holdings plc	7.350%	11/27/32	400	492
HSBC Holdings plc	6.500%	5/2/36	385	477
HSBC Holdings plc	6.500%	9/15/37	1,285	1,603

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	6.800%	6/1/38	75	95
HSBC Holdings plc	6.100%	1/14/42	200	263
HSBC USA Inc.	2.375%	2/13/15	300	308
HSBC USA Inc.	1.625%	1/16/18	1,000	999
HSBC USA Inc.	5.000%	9/27/20	145	157
Huntington Bancshares Inc.	7.000%	12/15/20	450	548
JPMorgan Chase & Co.	2.050%	1/24/14	260	264
JPMorgan Chase & Co.	4.650%	6/1/14	1,410	1,484
JPMorgan Chase & Co.	5.125%	9/15/14	1,600	1,700
JPMorgan Chase & Co.	3.700%	1/20/15	1,500	1,579
JPMorgan Chase & Co.	1.875%	3/20/15	675	686
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,701
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,352
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,923
JPMorgan Chase & Co.	3.450%	3/1/16	725	771
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,116
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,579
JPMorgan Chase & Co.	6.000%	1/15/18	840	1,006
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,812
JPMorgan Chase & Co.	4.400%	7/22/20	905	1,021
JPMorgan Chase & Co.	4.250%	10/15/20	175	194
JPMorgan Chase & Co.	4.625%	5/10/21	835	950
JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,966
JPMorgan Chase & Co.	4.500%	1/24/22	725	822
JPMorgan Chase & Co.	3.250%	9/23/22	1,800	1,851
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,553
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,463
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,180
JPMorgan Chase & Co.	5.400%	1/6/42	400	481
JPMorgan Chase Bank NA	5.875%	6/13/16	725	821
JPMorgan Chase Bank NA	6.000%	10/1/17	660	779
KeyBank NA	5.800%	7/1/14	150	161
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	336
KeyCorp	5.100%	3/24/21	1,310	1,519
Lloyds TSB Bank plc	4.875%	1/21/16	405	446
Lloyds TSB Bank plc	4.200%	3/28/17	400	443
Lloyds TSB Bank plc	6.375%	1/21/21	1,425	1,754
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	725
MBNA Corp.	5.000%	6/15/15	400	431
Mellon Funding Corp.	5.000%	12/1/14	250	269
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,119
Merrill Lynch & Co. Inc.	5.450%	7/15/14	310	329
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,335
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,203
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	778
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,615
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,030	2,456
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	585
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,215	2,858
Morgan Stanley	2.875%	1/24/14	75	76
Morgan Stanley	4.750%	4/1/14	1,570	1,624
Morgan Stanley	6.000%	5/13/14	1,050	1,112
Morgan Stanley	2.875%	7/28/14	125	128
Morgan Stanley	4.200%	11/20/14	1,325	1,383
Morgan Stanley	4.100%	1/26/15	975	1,016
Morgan Stanley	6.000%	4/28/15	115	125
Morgan Stanley	5.375%	10/15/15	1,165	1,265
Morgan Stanley	3.450%	11/2/15	2,000	2,083
Morgan Stanley	3.800%	4/29/16	2,135	2,237
Morgan Stanley	5.750%	10/18/16	425	471
Morgan Stanley	5.450%	1/9/17	1,385	1,533
Morgan Stanley	4.750%	3/22/17	1,000	1,088
Morgan Stanley	5.950%	12/28/17	1,110	1,255

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	6.625%	4/1/18	1,735	2,039
Morgan Stanley	7.300%	5/13/19	1,390	1,683
Morgan Stanley	5.625%	9/23/19	1,715	1,933
Morgan Stanley	5.500%	1/26/20	525	583
Morgan Stanley	5.500%	7/24/20	650	730
Morgan Stanley	5.750%	1/25/21	1,210	1,367
Morgan Stanley	5.500%	7/28/21	500	564
Morgan Stanley	4.875%	11/1/22	875	901
Morgan Stanley	7.250%	4/1/32	705	880
Morgan Stanley	6.375%	7/24/42	425	497
Murray Street Investment Trust I	4.647%	3/9/17	725	782
National Australia Bank Ltd.	2.000%	3/9/15	450	461
National Australia Bank Ltd.	1.600%	8/7/15	675	684
National Australia Bank Ltd.	2.750%	3/9/17	425	447
National Bank of Canada	1.500%	6/26/15	775	786
National City Corp.	4.900%	1/15/15	500	539
National City Corp.	6.875%	5/15/19	310	385
Northern Trust Co.	6.500%	8/15/18	75	93
Northern Trust Corp.	4.625%	5/1/14	125	132
Northern Trust Corp.	2.375%	8/2/22	825	814
PNC Bank NA	4.875%	9/21/17	1,250	1,431
PNC Bank NA	6.000%	12/7/17	350	421
PNC Funding Corp.	3.000%	5/19/14	105	108
PNC Funding Corp.	3.625%	2/8/15	165	174
PNC Funding Corp.	5.250%	11/15/15	375	419
PNC Funding Corp.	2.700%	9/19/16	105	110
PNC Funding Corp.	6.700%	6/10/19	50	64
PNC Funding Corp.	5.125%	2/8/20	825	978
PNC Funding Corp.	4.375%	8/11/20	800	912
PNC Funding Corp.	3.300%	3/8/22	1,900	2,000
Royal Bank of Canada	2.100%	7/29/13	750	757
Royal Bank of Canada	1.450%	10/30/14	140	142
Royal Bank of Canada	1.150%	3/13/15	325	329
Royal Bank of Canada	0.800%	10/30/15	475	475
Royal Bank of Canada	2.625%	12/15/15	600	634
Royal Bank of Canada	2.875%	4/19/16	125	132
Royal Bank of Canada	2.300%	7/20/16	1,045	1,090
Royal Bank of Scotland plc	3.250%	1/11/14	400	408
8 Royal Bank of Scotland plc	4.875%	8/25/14	425	447
Royal Bank of Scotland plc	4.875%	3/16/15	885	950
Royal Bank of Scotland plc	3.950%	9/21/15	155	165
Royal Bank of Scotland plc	4.375%	3/16/16	470	511
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	703
Royal Bank of Scotland plc	5.625%	8/24/20	695	813
Royal Bank of Scotland plc	6.125%	1/11/21	645	782
Santander Holdings USA Inc.	3.000%	9/24/15	200	204
Santander Holdings USA Inc.	4.625%	4/19/16	450	474
Societe Generale SA	2.750%	10/12/17	550	560
SouthTrust Corp.	5.800%	6/15/14	300	318
State Street Bank & Trust Co.	5.300%	1/15/16	300	334
State Street Corp.	2.875%	3/7/16	515	550
State Street Corp.	4.956%	3/15/18	200	226
State Street Corp.	4.375%	3/7/21	615	709
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	430
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	765
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	333
SunTrust Bank	7.250%	3/15/18	75	92
SunTrust Banks Inc.	3.600%	4/15/16	940	1,001
SunTrust Banks Inc.	3.500%	1/20/17	380	407
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,322
Toronto-Dominion Bank	1.375%	7/14/14	170	172
Toronto-Dominion Bank	2.500%	7/14/16	260	273
Toronto-Dominion Bank	2.375%	10/19/16	630	662
UBS AG	2.250%	1/28/14	300	304

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UBS AG	3.875%	1/15/15	410	432
UBS AG	7.000%	10/15/15	750	839
UBS AG	5.875%	7/15/16	205	230
UBS AG	7.375%	6/15/17	200	232
UBS AG	5.875%	12/20/17	2,215	2,627
UBS AG	5.750%	4/25/18	235	278
UBS AG	4.875%	8/4/20	725	839
Union Bank NA	5.950%	5/11/16	450	511
Union Bank NA	2.125%	6/16/17	125	128
UnionBanCal Corp.	3.500%	6/18/22	275	290
US Bancorp	1.125%	10/30/13	250	252
US Bancorp	4.200%	5/15/14	725	761
US Bancorp	3.150%	3/4/15	100	105
US Bancorp	2.450%	7/27/15	145	151
US Bancorp	3.442%	2/1/16	1,680	1,775
US Bancorp	1.650%	5/15/17	325	331
US Bancorp	4.125%	5/24/21	915	1,035
US Bancorp	3.000%	3/15/22	575	598
US Bancorp	2.950%	7/15/22	375	379
US Bank NA	6.300%	2/4/14	250	265
US Bank NA	4.950%	10/30/14	425	458
Vesey Street Investment Trust I	4.404%	9/1/16	75	81
Wachovia Bank NA	4.800%	11/1/14	484	519
Wachovia Bank NA	4.875%	2/1/15	824	886
Wachovia Bank NA	6.000%	11/15/17	250	299
Wachovia Bank NA	5.850%	2/1/37	425	527
Wachovia Bank NA	6.600%	1/15/38	605	824
Wachovia Corp.	4.875%	2/15/14	345	359
Wachovia Corp.	5.250%	8/1/14	510	543
Wachovia Corp.	5.625%	10/15/16	500	573
Wachovia Corp.	5.750%	6/15/17	300	354
Wachovia Corp.	5.750%	2/1/18	410	492
Wachovia Corp.	7.500%	4/15/35	150	200
Wachovia Corp.	5.500%	8/1/35	200	228
Wachovia Corp.	6.550%	10/15/35	100	123
Wells Fargo & Co.	3.750%	10/1/14	905	954
Wells Fargo & Co.	1.250%	2/13/15	1,550	1,562
Wells Fargo & Co.	3.625%	4/15/15	400	425
Wells Fargo & Co.	3.676%	6/15/16	580	626
Wells Fargo & Co.	5.125%	9/15/16	740	832
Wells Fargo & Co.	2.625%	12/15/16	575	605
Wells Fargo & Co.	2.100%	5/8/17	425	438
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,541
Wells Fargo & Co.	4.600%	4/1/21	4,060	4,649
Wells Fargo & Co.	3.500%	3/8/22	1,350	1,432
Wells Fargo Bank NA	4.750%	2/9/15	1,845	1,978
Wells Fargo Bank NA	5.750%	5/16/16	250	283
Wells Fargo Bank NA	5.950%	8/26/36	550	700
5 Wells Fargo Capital X	5.950%	12/1/86	425	436
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,530
Westpac Banking Corp.	3.000%	8/4/15	375	395
Westpac Banking Corp.	1.125%	9/25/15	750	757
Westpac Banking Corp.	3.000%	12/9/15	240	254
Westpac Banking Corp.	2.000%	8/14/17	200	206
Westpac Banking Corp.	4.875%	11/19/19	930	1,084
Zions Bancorporation	4.500%	3/27/17	50	52
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	592
Ameriprise Financial Inc.	7.300%	6/28/19	450	576
BlackRock Inc.	3.500%	12/10/14	175	185
BlackRock Inc.	1.375%	6/1/15	75	76
BlackRock Inc.	6.250%	9/15/17	300	367
BlackRock Inc.	5.000%	12/10/19	475	567

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BlackRock Inc.	4.250%	5/24/21	450	507
BlackRock Inc.	3.375%	6/1/22	550	583
8 Charles Schwab Corp.	3.225%	9/1/22	400	405
Franklin Resources Inc.	3.125%	5/20/15	200	211
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	100	114
Franklin Resources Inc.	2.800%	9/15/22	575	579
Invesco Finance plc	3.125%	11/30/22	250	252
Jefferies Group Inc.	3.875%	11/9/15	125	129
Jefferies Group Inc.	5.125%	4/13/18	320	335
Jefferies Group Inc.	8.500%	7/15/19	655	781
Jefferies Group Inc.	6.875%	4/15/21	995	1,114
Jefferies Group Inc.	6.250%	1/15/36	20	21
Lazard Group LLC	6.850%	6/15/17	450	520
8 Legg Mason Inc.	6.000%	5/21/19	200	215
Nomura Holdings Inc.	5.000%	3/4/15	375	396
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,049
Nomura Holdings Inc.	6.700%	3/4/20	225	261
Raymond James Financial Inc.	4.250%	4/15/16	100	105
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	160
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	118
Finance Companies (0.2%)
GATX Corp.	4.750%	6/15/22	275	289
General Electric Capital Corp.	2.800%	1/8/13	2,525	2,526
General Electric Capital Corp.	2.100%	1/7/14	100	102
General Electric Capital Corp.	5.900%	5/13/14	4,075	4,370
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,550
General Electric Capital Corp.	5.650%	6/9/14	150	160
General Electric Capital Corp.	3.750%	11/14/14	300	317
General Electric Capital Corp.	2.150%	1/9/15	25	26
General Electric Capital Corp.	1.625%	7/2/15	1,175	1,196
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,271
General Electric Capital Corp.	1.000%	12/11/15	125	125
General Electric Capital Corp.	2.950%	5/9/16	475	500
General Electric Capital Corp.	3.350%	10/17/16	150	161
General Electric Capital Corp.	2.900%	1/9/17	750	790
General Electric Capital Corp.	2.300%	4/27/17	625	647
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,928
General Electric Capital Corp.	5.625%	5/1/18	800	949
General Electric Capital Corp.	6.000%	8/7/19	625	758
General Electric Capital Corp.	2.100%	12/11/19	100	100
General Electric Capital Corp.	5.500%	1/8/20	125	147
General Electric Capital Corp.	5.550%	5/4/20	925	1,097
General Electric Capital Corp.	4.375%	9/16/20	175	194
General Electric Capital Corp.	5.300%	2/11/21	1,520	1,763
General Electric Capital Corp.	4.650%	10/17/21	1,060	1,204
General Electric Capital Corp.	3.150%	9/7/22	225	230
General Electric Capital Corp.	6.750%	3/15/32	4,190	5,429
General Electric Capital Corp.	5.875%	1/14/38	1,785	2,169
General Electric Capital Corp.	6.875%	1/10/39	3,935	5,335
5 General Electric Capital Corp.	6.375%	11/15/67	965	1,016
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	325	327
HSBC Finance Corp.	5.250%	1/15/14	650	677
HSBC Finance Corp.	5.250%	4/15/15	150	163
HSBC Finance Corp.	5.000%	6/30/15	830	903
HSBC Finance Corp.	5.500%	1/19/16	275	307
HSBC Finance Corp.	6.676%	1/15/21	2,611	3,097
SLM Corp.	5.000%	4/15/15	25	26
SLM Corp.	6.250%	1/25/16	1,815	1,974
SLM Corp.	6.000%	1/25/17	150	163
SLM Corp.	4.625%	9/25/17	250	256
SLM Corp.	8.450%	6/15/18	905	1,062
SLM Corp.	8.000%	3/25/20	630	721

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
SLM Corp.	7.250%	1/25/22	50	55
SLM Corp.	5.625%	8/1/33	805	752
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	109
ACE INA Holdings Inc.	5.600%	5/15/15	125	139
ACE INA Holdings Inc.	2.600%	11/23/15	290	305
ACE INA Holdings Inc.	5.700%	2/15/17	200	235
ACE INA Holdings Inc.	5.900%	6/15/19	715	885
AEGON Funding Co. LLC	5.750%	12/15/20	664	774
Aetna Inc.	6.000%	6/15/16	525	609
Aetna Inc.	1.500%	11/15/17	100	100
Aetna Inc.	6.500%	9/15/18	175	217
Aetna Inc.	3.950%	9/1/20	75	82
Aetna Inc.	4.125%	6/1/21	320	354
Aetna Inc.	2.750%	11/15/22	650	641
Aetna Inc.	6.625%	6/15/36	200	267
Aetna Inc.	6.750%	12/15/37	275	380
Aetna Inc.	4.500%	5/15/42	425	443
Aetna Inc.	4.125%	11/15/42	200	198
Aflac Inc.	2.650%	2/15/17	275	288
Aflac Inc.	8.500%	5/15/19	225	305
Aflac Inc.	4.000%	2/15/22	125	135
Aflac Inc.	6.900%	12/17/39	75	99
Aflac Inc.	6.450%	8/15/40	300	376
Alleghany Corp.	5.625%	9/15/20	100	111
Alleghany Corp.	4.950%	6/27/22	425	467
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	1,034
Allstate Corp.	6.200%	5/16/14	105	113
Allstate Corp.	5.000%	8/15/14	350	374
Allstate Corp.	7.450%	5/16/19	310	405
Allstate Corp.	6.125%	12/15/32	250	319
Allstate Corp.	5.550%	5/9/35	205	247
Allstate Corp.	5.200%	1/15/42	850	1,001
5 Allstate Corp.	6.500%	5/15/57	200	213
5 Allstate Corp.	6.125%	5/15/67	250	259
Alterra Finance LLC	6.250%	9/30/20	95	109
American Financial Group Inc.	9.875%	6/15/19	100	129
American International Group Inc.	4.250%	9/15/14	310	327
American International Group Inc.	3.000%	3/20/15	375	390
American International Group Inc.	2.375%	8/24/15	25	25
American International Group Inc.	4.875%	9/15/16	450	503
American International Group Inc.	5.600%	10/18/16	800	914
American International Group Inc.	3.800%	3/22/17	750	810
American International Group Inc.	5.450%	5/18/17	910	1,043
American International Group Inc.	5.850%	1/16/18	150	177
American International Group Inc.	8.250%	8/15/18	820	1,077
American International Group Inc.	6.400%	12/15/20	1,160	1,435
American International Group Inc.	4.875%	6/1/22	1,575	1,796
American International Group Inc.	6.250%	5/1/36	400	514
5 American International Group Inc.	8.175%	5/15/68	1,535	1,988
5 American International Group Inc.	6.250%	3/15/87	250	265
Aon Corp.	3.500%	9/30/15	150	158
Aon Corp.	5.000%	9/30/20	865	989
Aon Corp.	8.205%	1/1/27	50	62
Aon Corp.	6.250%	9/30/40	150	194
8 Aon plc	4.250%	12/12/42	50	48
Arch Capital Group Ltd.	7.350%	5/1/34	500	633
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	495
Assurant Inc.	5.625%	2/15/14	200	209
Assurant Inc.	6.750%	2/15/34	550	612
AXA SA	8.600%	12/15/30	680	852
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	295
Axis Specialty Finance LLC	5.875%	6/1/20	390	442

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	102
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	605	728
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	545
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	312
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	158
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	410
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,447
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,168
Berkshire Hathaway Inc.	3.400%	1/31/22	50	54
Chubb Corp.	5.750%	5/15/18	310	381
Chubb Corp.	6.000%	5/11/37	375	485
5 Chubb Corp.	6.375%	3/29/67	535	578
Cigna Corp.	2.750%	11/15/16	320	337
Cigna Corp.	4.375%	12/15/20	100	110
Cigna Corp.	4.500%	3/15/21	210	235
Cigna Corp.	4.000%	2/15/22	165	180
Cigna Corp.	6.150%	11/15/36	1,050	1,279
Cigna Corp.	5.875%	3/15/41	235	282
Cigna Corp.	5.375%	2/15/42	190	220
Cincinnati Financial Corp.	6.125%	11/1/34	325	374
CNA Financial Corp.	6.500%	8/15/16	475	548
CNA Financial Corp.	7.350%	11/15/19	460	574
CNA Financial Corp.	5.875%	8/15/20	145	170
Coventry Health Care Inc.	6.300%	8/15/14	575	622
Coventry Health Care Inc.	5.450%	6/15/21	265	315
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	169
Genworth Financial Inc.	4.950%	10/1/15	125	131
Genworth Financial Inc.	8.625%	12/15/16	400	468
Genworth Financial Inc.	7.700%	6/15/20	215	236
Genworth Financial Inc.	7.200%	2/15/21	25	27
Genworth Financial Inc.	7.625%	9/24/21	475	524
Genworth Financial Inc.	6.500%	6/15/34	425	429
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	533
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	169
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	219
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	349
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	116
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	28
Hartford Financial Services Group Inc.	6.625%	4/15/42	375	472
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	261
Humana Inc.	3.150%	12/1/22	225	223
Humana Inc.	8.150%	6/15/38	325	457
Humana Inc.	4.625%	12/1/42	225	225
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	104
8 ING US Inc.	5.500%	7/15/22	50	54
Lincoln National Corp.	8.750%	7/1/19	175	233
Lincoln National Corp.	6.250%	2/15/20	255	303
Lincoln National Corp.	4.200%	3/15/22	325	348
Lincoln National Corp.	6.150%	4/7/36	350	403
Lincoln National Corp.	7.000%	6/15/40	565	723
5 Lincoln National Corp.	7.000%	5/17/66	500	510
Loews Corp.	6.000%	2/1/35	200	236
Manulife Financial Corp.	3.400%	9/17/15	400	422
Manulife Financial Corp.	4.900%	9/17/20	475	531
Markel Corp.	7.125%	9/30/19	125	150
Markel Corp.	4.900%	7/1/22	275	296
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	737
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	615
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	116
MetLife Inc.	2.375%	2/6/14	430	438
MetLife Inc.	5.000%	6/15/15	1,105	1,216
MetLife Inc.	6.750%	6/1/16	105	124
MetLife Inc.	1.756%	12/15/17	425	431
MetLife Inc.	6.817%	8/15/18	105	133

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MetLife Inc.	7.717%	2/15/19	105	137
MetLife Inc.	4.750%	2/8/21	380	440
MetLife Inc.	3.048%	12/15/22	675	684
MetLife Inc.	6.375%	6/15/34	580	748
MetLife Inc.	5.875%	2/6/41	440	553
MetLife Inc.	4.125%	8/13/42	200	200
5 MetLife Inc.	6.400%	12/15/66	565	607
8 Metropolitan Life Global Funding I	5.125%	6/10/14	450	478
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	25
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	103
PartnerRe Finance B LLC	5.500%	6/1/20	200	223
Primerica Inc.	4.750%	7/15/22	50	55
Principal Financial Group Inc.	8.875%	5/15/19	410	548
Principal Financial Group Inc.	6.050%	10/15/36	250	309
Principal Financial Group Inc.	4.350%	5/15/43	125	123
Principal Life Income Funding Trusts	5.100%	4/15/14	475	502
Progressive Corp.	3.750%	8/23/21	145	159
Progressive Corp.	6.625%	3/1/29	150	192
5 Progressive Corp.	6.700%	6/15/67	425	457
Protective Life Corp.	7.375%	10/15/19	100	121
Protective Life Corp.	8.450%	10/15/39	175	225
Prudential Financial Inc.	4.750%	4/1/14	425	445
Prudential Financial Inc.	5.100%	9/20/14	895	958
Prudential Financial Inc.	6.200%	1/15/15	100	110
Prudential Financial Inc.	5.500%	3/15/16	50	56
Prudential Financial Inc.	6.000%	12/1/17	100	120
Prudential Financial Inc.	7.375%	6/15/19	455	580
Prudential Financial Inc.	5.375%	6/21/20	980	1,145
Prudential Financial Inc.	5.750%	7/15/33	570	641
Prudential Financial Inc.	5.400%	6/13/35	295	319
Prudential Financial Inc.	5.900%	3/17/36	775	892
Prudential Financial Inc.	5.700%	12/14/36	655	739
Prudential Financial Inc.	6.625%	6/21/40	125	159
Prudential Financial Inc.	5.625%	5/12/41	105	118
5 Prudential Financial Inc.	5.875%	9/15/42	225	236
5 Prudential Financial Inc.	5.625%	6/15/43	975	1,009
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,165
5 Reinsurance Group of America Inc.	6.750%	12/15/65	325	325
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	579
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	221
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	663
Torchmark Corp.	6.375%	6/15/16	425	480
Transatlantic Holdings Inc.	8.000%	11/30/39	625	828
Travelers Cos. Inc.	6.250%	6/20/16	100	118
Travelers Cos. Inc.	5.800%	5/15/18	910	1,107
Travelers Cos. Inc.	3.900%	11/1/20	530	598
Travelers Cos. Inc.	6.750%	6/20/36	475	664
Travelers Cos. Inc.	6.250%	6/15/37	145	194
Travelers Cos. Inc.	5.350%	11/1/40	130	162
UnitedHealth Group Inc.	5.000%	8/15/14	650	690
UnitedHealth Group Inc.	4.875%	3/15/15	250	272
UnitedHealth Group Inc.	1.875%	11/15/16	225	232
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,052
UnitedHealth Group Inc.	6.000%	2/15/18	835	1,012
UnitedHealth Group Inc.	4.700%	2/15/21	165	191
UnitedHealth Group Inc.	3.375%	11/15/21	105	112
UnitedHealth Group Inc.	6.500%	6/15/37	200	263
UnitedHealth Group Inc.	6.625%	11/15/37	325	432
UnitedHealth Group Inc.	6.875%	2/15/38	755	1,035
UnitedHealth Group Inc.	4.625%	11/15/41	50	53
UnitedHealth Group Inc.	3.950%	10/15/42	200	198
Unum Group	7.125%	9/30/16	175	206
Unum Group	5.625%	9/15/20	50	57
Unum Group	5.750%	8/15/42	200	214

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Validus Holdings Ltd.	8.875%	1/26/40	150	200
WellPoint Inc.	6.000%	2/15/14	525	556
WellPoint Inc.	1.250%	9/10/15	225	227
WellPoint Inc.	5.250%	1/15/16	290	323
WellPoint Inc.	5.875%	6/15/17	500	592
WellPoint Inc.	1.875%	1/15/18	350	355
WellPoint Inc.	7.000%	2/15/19	145	181
WellPoint Inc.	3.700%	8/15/21	145	152
WellPoint Inc.	3.125%	5/15/22	50	50
WellPoint Inc.	3.300%	1/15/23	275	282
WellPoint Inc.	5.950%	12/15/34	100	119
WellPoint Inc.	5.850%	1/15/36	150	177
WellPoint Inc.	6.375%	6/15/37	630	788
WellPoint Inc.	4.625%	5/15/42	175	180
WellPoint Inc.	4.650%	1/15/43	825	857
Willis Group Holdings plc	5.750%	3/15/21	265	299
Willis North America Inc.	6.200%	3/28/17	300	341
Willis North America Inc.	7.000%	9/29/19	700	824
WR Berkley Corp.	5.375%	9/15/20	50	56
XL Group plc	6.375%	11/15/24	100	120
XLIT Ltd.	5.750%	10/1/21	545	647
Other Finance (0.0%)
CME Group Inc.	5.750%	2/15/14	200	211
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	157
NASDAQ OMX Group Inc.	5.550%	1/15/20	450	491
ORIX Corp.	4.710%	4/27/15	800	856
ORIX Corp.	5.000%	1/12/16	245	266
XTRA Finance Corp.	5.150%	4/1/17	575	658
Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	323
AvalonBay Communities Inc.	5.750%	9/15/16	100	115
AvalonBay Communities Inc.	2.850%	3/15/23	100	99
BioMed Realty LP	3.850%	4/15/16	325	342
BioMed Realty LP	4.250%	7/15/22	100	104
Boston Properties LP	3.700%	11/15/18	320	348
Boston Properties LP	5.625%	11/15/20	325	384
Boston Properties LP	4.125%	5/15/21	190	206
Boston Properties LP	3.850%	2/1/23	950	998
Brandywine Operating Partnership LP	4.950%	4/15/18	725	794
BRE Properties Inc.	3.375%	1/15/23	250	249
Camden Property Trust	5.700%	5/15/17	25	29
Camden Property Trust	2.950%	12/15/22	325	317
CommonWealth REIT	6.250%	8/15/16	700	770
DDR Corp.	7.875%	9/1/20	500	640
DDR Corp.	4.625%	7/15/22	500	543
Digital Realty Trust LP	4.500%	7/15/15	75	80
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,320
Duke Realty LP	5.950%	2/15/17	200	229
Duke Realty LP	8.250%	8/15/19	125	159
Duke Realty LP	6.750%	3/15/20	250	303
EPR Properties	5.750%	8/15/22	75	78
ERP Operating LP	5.250%	9/15/14	350	376
ERP Operating LP	5.375%	8/1/16	275	312
ERP Operating LP	4.750%	7/15/20	265	299
ERP Operating LP	4.625%	12/15/21	115	129
Federal Realty Investment Trust	3.000%	8/1/22	175	174
HCP Inc.	2.700%	2/1/14	495	503
HCP Inc.	3.750%	2/1/16	1,445	1,532
HCP Inc.	6.300%	9/15/16	300	344
HCP Inc.	5.625%	5/1/17	25	28
HCP Inc.	2.625%	2/1/20	100	100
HCP Inc.	5.375%	2/1/21	360	408
HCP Inc.	6.750%	2/1/41	175	227

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Health Care REIT Inc.	3.625%	3/15/16	225	238
Health Care REIT Inc.	6.200%	6/1/16	325	371
Health Care REIT Inc.	4.700%	9/15/17	50	56
Health Care REIT Inc.	2.250%	3/15/18	575	574
Health Care REIT Inc.	4.125%	4/1/19	300	322
Health Care REIT Inc.	6.125%	4/15/20	100	116
Health Care REIT Inc.	4.950%	1/15/21	175	191
Health Care REIT Inc.	5.250%	1/15/22	425	474
Health Care REIT Inc.	3.750%	3/15/23	175	176
Health Care REIT Inc.	6.500%	3/15/41	200	233
Health Care REIT Inc.	5.125%	3/15/43	175	170
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	257
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	163
Hospitality Properties Trust	5.125%	2/15/15	500	528
Hospitality Properties Trust	6.700%	1/15/18	650	747
Kilroy Realty LP	5.000%	11/3/15	150	164
Kilroy Realty LP	4.800%	7/15/18	800	891
Kimco Realty Corp.	5.783%	3/15/16	125	140
Kimco Realty Corp.	5.700%	5/1/17	375	433
Kimco Realty Corp.	6.875%	10/1/19	50	62
Liberty Property LP	5.125%	3/2/15	375	404
Liberty Property LP	3.375%	6/15/23	575	569
Mack-Cali Realty LP	7.750%	8/15/19	750	927
Mack-Cali Realty LP	4.500%	4/18/22	225	240
National Retail Properties Inc.	6.875%	10/15/17	25	30
National Retail Properties Inc.	3.800%	10/15/22	500	507
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,060
Post Apartment Homes LP	3.375%	12/1/22	100	100
ProLogis LP	4.500%	8/15/17	75	81
ProLogis LP	7.375%	10/30/19	50	62
ProLogis LP	6.625%	12/1/19	100	119
ProLogis LP	6.875%	3/15/20	300	362
Realty Income Corp.	2.000%	1/31/18	75	75
Realty Income Corp.	6.750%	8/15/19	935	1,157
Realty Income Corp.	3.250%	10/15/22	100	98
Regency Centers LP	5.250%	8/1/15	75	82
Senior Housing Properties Trust	4.300%	1/15/16	75	78
Simon Property Group LP	6.750%	5/15/14	425	454
Simon Property Group LP	4.200%	2/1/15	135	144
Simon Property Group LP	5.750%	12/1/15	325	366
Simon Property Group LP	5.250%	12/1/16	335	383
Simon Property Group LP	2.800%	1/30/17	425	449
Simon Property Group LP	5.875%	3/1/17	650	766
Simon Property Group LP	2.150%	9/15/17	200	207
Simon Property Group LP	6.125%	5/30/18	450	546
Simon Property Group LP	5.650%	2/1/20	700	836
Simon Property Group LP	4.375%	3/1/21	555	623
Simon Property Group LP	4.125%	12/1/21	225	250
Simon Property Group LP	3.375%	3/15/22	250	264
Simon Property Group LP	2.750%	2/1/23	125	125
Simon Property Group LP	6.750%	2/1/40	300	407
Simon Property Group LP	4.750%	3/15/42	225	241
Tanger Properties LP	6.150%	11/15/15	400	455
UDR Inc.	4.250%	6/1/18	50	55
UDR Inc.	4.625%	1/10/22	125	138
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	75	75
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	323
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	274
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	148
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	489
Washington REIT	4.950%	10/1/20	125	137
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	75	74

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
				505,971
Industrial (4.9%)
Basic Industry (0.4%)
Agrium Inc.	3.150%	10/1/22	600	594
Air Products & Chemicals Inc.	2.000%	8/2/16	275	285
Air Products & Chemicals Inc.	1.200%	10/15/17	225	225
Air Products & Chemicals Inc.	3.000%	11/3/21	190	198
Airgas Inc.	4.500%	9/15/14	100	106
Airgas Inc.	3.250%	10/1/15	225	237
Albemarle Corp.	4.500%	12/15/20	50	56
Alcoa Inc.	6.750%	7/15/18	410	467
Alcoa Inc.	6.150%	8/15/20	810	884
Alcoa Inc.	5.400%	4/15/21	250	261
Alcoa Inc.	5.900%	2/1/27	275	284
Alcoa Inc.	6.750%	1/15/28	1,000	1,074
Alcoa Inc.	5.950%	2/1/37	310	301
Allegheny Technologies Inc.	9.375%	6/1/19	450	574
AngloGold Ashanti Holdings plc	5.375%	4/15/20	240	247
AngloGold Ashanti Holdings plc	5.125%	8/1/22	150	154
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	100
Barrick Gold Corp.	1.750%	5/30/14	50	51
Barrick Gold Corp.	2.900%	5/30/16	295	310
Barrick Gold Corp.	6.950%	4/1/19	350	437
Barrick Gold Corp.	3.850%	4/1/22	100	106
Barrick Gold Corp.	5.250%	4/1/42	300	333
Barrick Gold Finance Co.	4.875%	11/15/14	825	882
Barrick North America Finance LLC	6.800%	9/15/18	25	31
Barrick North America Finance LLC	4.400%	5/30/21	915	1,001
Barrick North America Finance LLC	7.500%	9/15/38	25	34
Barrick North America Finance LLC	5.700%	5/30/41	750	851
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	292
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	950	962
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,250	1,260
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	350	362
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	800	819
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	411
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	318
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	100	107
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	547
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	450	476
Cabot Corp.	2.550%	1/15/18	25	26
Cabot Corp.	3.700%	7/15/22	50	51
Carpenter Technology Corp.	5.200%	7/15/21	575	618
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	842
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	211
CF Industries Inc.	6.875%	5/1/18	200	244
CF Industries Inc.	7.125%	5/1/20	825	1,035
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	372
Cliffs Natural Resources Inc.	4.875%	4/1/21	700	694
Cliffs Natural Resources Inc.	6.250%	10/1/40	575	561
Cytec Industries Inc.	8.950%	7/1/17	75	94
Domtar Corp.	6.250%	9/1/42	50	52
Dow Chemical Co.	7.600%	5/15/14	278	303
Dow Chemical Co.	5.900%	2/15/15	1,150	1,268
Dow Chemical Co.	2.500%	2/15/16	250	260
Dow Chemical Co.	5.700%	5/15/18	100	119
Dow Chemical Co.	8.550%	5/15/19	410	554
Dow Chemical Co.	4.250%	11/15/20	2,010	2,226
Dow Chemical Co.	4.125%	11/15/21	185	204
Dow Chemical Co.	7.375%	11/1/29	100	133
Dow Chemical Co.	9.400%	5/15/39	760	1,250
Dow Chemical Co.	5.250%	11/15/41	525	585
Eastman Chemical Co.	3.000%	12/15/15	400	422

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eastman Chemical Co.	2.400%	6/1/17	300	311
Eastman Chemical Co.	3.600%	8/15/22	650	681
Eastman Chemical Co.	4.800%	9/1/42	400	429
Ecolab Inc.	2.375%	12/8/14	150	154
Ecolab Inc.	1.000%	8/9/15	225	225
Ecolab Inc.	3.000%	12/8/16	175	186
Ecolab Inc.	1.450%	12/8/17	525	523
Ecolab Inc.	4.350%	12/8/21	550	615
Ecolab Inc.	5.500%	12/8/41	625	745
EI du Pont de Nemours & Co.	1.750%	3/25/14	375	381
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	311
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	396
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	121
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	340
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	353
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,563
EI du Pont de Nemours & Co.	4.250%	4/1/21	250	287
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	670
EI du Pont de Nemours & Co.	4.900%	1/15/41	800	952
FMC Corp.	3.950%	2/1/22	150	160
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	199
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	126
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	300	297
International Paper Co.	5.300%	4/1/15	525	570
International Paper Co.	7.950%	6/15/18	410	530
International Paper Co.	9.375%	5/15/19	700	949
International Paper Co.	7.500%	8/15/21	410	533
International Paper Co.	4.750%	2/15/22	500	563
International Paper Co.	7.300%	11/15/39	805	1,091
Lubrizol Corp.	5.500%	10/1/14	525	570
Monsanto Co.	2.750%	4/15/16	75	80
Monsanto Co.	2.200%	7/15/22	175	173
Monsanto Co.	5.875%	4/15/38	375	503
Monsanto Co.	3.600%	7/15/42	250	249
Mosaic Co.	4.875%	11/15/41	130	141
Newmont Mining Corp.	3.500%	3/15/22	250	258
Newmont Mining Corp.	5.875%	4/1/35	325	370
Newmont Mining Corp.	6.250%	10/1/39	500	601
Newmont Mining Corp.	4.875%	3/15/42	600	622
Nucor Corp.	5.750%	12/1/17	385	461
Nucor Corp.	6.400%	12/1/37	250	343
Packaging Corp. of America	3.900%	6/15/22	275	284
Placer Dome Inc.	6.450%	10/15/35	375	445
Plum Creek Timberlands LP	5.875%	11/15/15	400	444
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	323
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	55
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,401
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	61
PPG Industries Inc.	1.900%	1/15/16	375	386
PPG Industries Inc.	6.650%	3/15/18	600	746
Praxair Inc.	4.375%	3/31/14	450	472
Praxair Inc.	5.250%	11/15/14	150	163
Praxair Inc.	4.625%	3/30/15	615	670
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	175	203
Praxair Inc.	3.000%	9/1/21	50	52
Praxair Inc.	2.450%	2/15/22	850	851
Praxair Inc.	3.550%	11/7/42	100	97
Rayonier Inc.	3.750%	4/1/22	125	128
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	274
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	412
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	319
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,800	1,995
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	292

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	501
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,473
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	328
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	193
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,080
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	304
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	651
Rio Tinto Finance USA plc	1.125%	3/20/15	325	328
Rio Tinto Finance USA plc	2.000%	3/22/17	375	385
Rio Tinto Finance USA plc	3.500%	3/22/22	200	210
Rio Tinto Finance USA plc	4.750%	3/22/42	875	971
Rio Tinto Finance USA plc	4.125%	8/21/42	750	761
Rohm & Haas Co.	7.850%	7/15/29	300	404
RPM International Inc.	6.125%	10/15/19	75	88
RPM International Inc.	3.450%	11/15/22	250	247
Sherwin-Williams Co.	3.125%	12/15/14	175	183
Sigma-Aldrich Corp.	3.375%	11/1/20	75	80
Southern Copper Corp.	5.375%	4/16/20	200	229
Southern Copper Corp.	7.500%	7/27/35	975	1,242
Southern Copper Corp.	6.750%	4/16/40	250	300
Syngenta Finance NV	3.125%	3/28/22	250	263
Syngenta Finance NV	4.375%	3/28/42	150	164
Teck Resources Ltd.	3.150%	1/15/17	500	525
Teck Resources Ltd.	2.500%	2/1/18	150	153
Teck Resources Ltd.	4.500%	1/15/21	250	268
Teck Resources Ltd.	4.750%	1/15/22	75	81
Teck Resources Ltd.	3.750%	2/1/23	525	535
Teck Resources Ltd.	6.250%	7/15/41	795	934
Teck Resources Ltd.	5.200%	3/1/42	425	433
Vale Canada Ltd.	5.700%	10/15/15	450	488
Vale Canada Ltd.	7.200%	9/15/32	100	122
Vale Overseas Ltd.	6.250%	1/11/16	510	574
Vale Overseas Ltd.	6.250%	1/23/17	200	230
Vale Overseas Ltd.	5.625%	9/15/19	500	570
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,177
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,480
Vale Overseas Ltd.	8.250%	1/17/34	375	513
Vale Overseas Ltd.	6.875%	11/21/36	855	1,064
Vale Overseas Ltd.	6.875%	11/10/39	1,010	1,274
Valspar Corp.	7.250%	6/15/19	50	61
Valspar Corp.	4.200%	1/15/22	25	27
Westlake Chemical Corp.	3.600%	7/15/22	50	50
Westvaco Corp.	7.950%	2/15/31	300	391
Xstrata Canada Corp.	5.500%	6/15/17	250	281
Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	301
3M Co.	6.375%	2/15/28	350	470
3M Co.	5.700%	3/15/37	105	142
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	2.875%	5/8/22	75	76
ABB Finance USA Inc.	4.375%	5/8/42	150	162
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	114
8 ADT Corp.	2.250%	7/15/17	75	75
8 ADT Corp.	3.500%	7/15/22	675	656
8 ADT Corp.	4.875%	7/15/42	200	190
Black & Decker Corp.	5.750%	11/15/16	75	87
Boeing Capital Corp.	2.125%	8/15/16	115	120
Boeing Capital Corp.	4.700%	10/27/19	125	148
Boeing Co.	5.000%	3/15/14	115	121
Boeing Co.	3.500%	2/15/15	565	599
Boeing Co.	6.000%	3/15/19	150	186
Boeing Co.	4.875%	2/15/20	525	631
Boeing Co.	6.875%	3/15/39	100	152

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boeing Co.	5.875%	2/15/40	295	397
Carlisle Cos. Inc.	3.750%	11/15/22	175	173
Caterpillar Financial Services Corp.	1.550%	12/20/13	605	612
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	345
Caterpillar Financial Services Corp.	1.375%	5/20/14	370	374
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	190
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,239
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	798
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,615
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	0.950%	6/26/15	450	453
Caterpillar Inc.	1.500%	6/26/17	450	454
Caterpillar Inc.	3.900%	5/27/21	220	247
Caterpillar Inc.	2.600%	6/26/22	125	126
Caterpillar Inc.	6.050%	8/15/36	895	1,175
Caterpillar Inc.	3.803%	8/15/42	979	972
Cooper US Inc.	2.375%	1/15/16	1,000	1,030
CRH America Inc.	4.125%	1/15/16	500	524
CRH America Inc.	6.000%	9/30/16	750	844
CRH America Inc.	5.750%	1/15/21	885	976
Danaher Corp.	2.300%	6/23/16	200	210
Danaher Corp.	3.900%	6/23/21	150	169
Deere & Co.	6.950%	4/25/14	825	895
Deere & Co.	2.600%	6/8/22	700	709
Deere & Co.	5.375%	10/16/29	455	584
Deere & Co.	7.125%	3/3/31	400	569
Deere & Co.	3.900%	6/9/42	500	508
Dover Corp.	4.300%	3/1/21	145	167
Dover Corp.	5.375%	3/1/41	480	607
8 Eaton Corp.	1.500%	11/2/17	200	201
8 Eaton Corp.	2.750%	11/2/22	125	124
8 Eaton Corp.	4.000%	11/2/32	50	51
8 Eaton Corp.	4.150%	11/2/42	75	75
Eaton Corp. plc	5.600%	5/15/18	550	649
Embraer Overseas Ltd.	6.375%	1/24/17	100	113
Embraer Overseas Ltd.	6.375%	1/15/20	675	782
Embraer SA	5.150%	6/15/22	325	355
Emerson Electric Co.	4.875%	10/15/19	125	150
Emerson Electric Co.	4.250%	11/15/20	25	29
Emerson Electric Co.	5.250%	11/15/39	135	167
Flowserve Corp.	3.500%	9/15/22	125	126
General Dynamics Corp.	1.375%	1/15/15	550	559
General Dynamics Corp.	1.000%	11/15/17	1,100	1,096
General Dynamics Corp.	3.875%	7/15/21	550	617
General Dynamics Corp.	2.250%	11/15/22	900	883
General Dynamics Corp.	3.600%	11/15/42	125	120
General Electric Co.	0.850%	10/9/15	925	928
General Electric Co.	5.250%	12/6/17	1,940	2,287
General Electric Co.	2.700%	10/9/22	1,350	1,374
General Electric Co.	4.125%	10/9/42	1,050	1,078
Goodrich Corp.	6.125%	3/1/19	525	649
Harsco Corp.	2.700%	10/15/15	250	252
Harsco Corp.	5.750%	5/15/18	725	804
Honeywell International Inc.	3.875%	2/15/14	125	130
Honeywell International Inc.	5.400%	3/15/16	245	280
Honeywell International Inc.	5.300%	3/15/17	275	323
Honeywell International Inc.	5.300%	3/1/18	150	179
Honeywell International Inc.	5.000%	2/15/19	105	124
Honeywell International Inc.	4.250%	3/1/21	805	940
Honeywell International Inc.	5.700%	3/15/37	105	136
Honeywell International Inc.	5.375%	3/1/41	855	1,090
Illinois Tool Works Inc.	5.150%	4/1/14	430	455
Illinois Tool Works Inc.	6.250%	4/1/19	450	560
Illinois Tool Works Inc.	3.375%	9/15/21	105	114

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois Tool Works Inc.	4.875%	9/15/41	105	123
Illinois Tool Works Inc.	3.900%	9/1/42	725	739
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	720
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	275
John Deere Capital Corp.	1.250%	12/2/14	350	355
John Deere Capital Corp.	2.950%	3/9/15	125	131
John Deere Capital Corp.	0.875%	4/17/15	50	50
John Deere Capital Corp.	0.950%	6/29/15	300	302
John Deere Capital Corp.	0.700%	9/4/15	50	50
John Deere Capital Corp.	1.850%	9/15/16	185	191
John Deere Capital Corp.	2.000%	1/13/17	375	389
John Deere Capital Corp.	2.800%	9/18/17	550	588
John Deere Capital Corp.	1.200%	10/10/17	475	477
John Deere Capital Corp.	5.750%	9/10/18	205	250
John Deere Capital Corp.	2.250%	4/17/19	150	154
John Deere Capital Corp.	1.700%	1/15/20	550	546
John Deere Capital Corp.	3.900%	7/12/21	125	140
John Deere Capital Corp.	3.150%	10/15/21	105	111
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	2.800%	1/27/23	125	127
Joy Global Inc.	6.000%	11/15/16	250	287
Kennametal Inc.	2.650%	11/1/19	200	200
Kennametal Inc.	3.875%	2/15/22	125	131
L-3 Communications Corp.	5.200%	10/15/19	325	372
L-3 Communications Corp.	4.750%	7/15/20	425	472
L-3 Communications Corp.	4.950%	2/15/21	575	648
Lockheed Martin Corp.	7.650%	5/1/16	250	303
Lockheed Martin Corp.	2.125%	9/15/16	245	254
Lockheed Martin Corp.	4.250%	11/15/19	530	597
Lockheed Martin Corp.	3.350%	9/15/21	80	85
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,203
Lockheed Martin Corp.	5.500%	11/15/39	180	213
Lockheed Martin Corp.	5.720%	6/1/40	316	395
Martin Marietta Materials Inc.	6.600%	4/15/18	400	445
Northrop Grumman Corp.	1.850%	11/15/15	475	487
Northrop Grumman Corp.	3.500%	3/15/21	125	134
Northrop Grumman Corp.	5.050%	11/15/40	475	537
Owens Corning	6.500%	12/1/16	1,691	1,905
Owens Corning	4.200%	12/15/22	150	153
Parker Hannifin Corp.	5.500%	5/15/18	125	150
Parker Hannifin Corp.	3.500%	9/15/22	75	82
Parker Hannifin Corp.	6.250%	5/15/38	75	103
Precision Castparts Corp.	0.700%	12/20/15	225	225
Precision Castparts Corp.	1.250%	1/15/18	175	175
Precision Castparts Corp.	2.500%	1/15/23	125	126
Precision Castparts Corp.	3.900%	1/15/43	175	179
Raytheon Co.	3.125%	10/15/20	425	452
Raytheon Co.	2.500%	12/15/22	425	419
Raytheon Co.	7.200%	8/15/27	75	104
Raytheon Co.	4.875%	10/15/40	225	258
Raytheon Co.	4.700%	12/15/41	625	702
Republic Services Inc.	3.800%	5/15/18	685	755
Republic Services Inc.	5.000%	3/1/20	125	145
Republic Services Inc.	5.250%	11/15/21	50	59
Republic Services Inc.	3.550%	6/1/22	300	313
Republic Services Inc.	6.200%	3/1/40	475	597
Republic Services Inc.	5.700%	5/15/41	500	594
Rockwell Automation Inc.	5.650%	12/1/17	25	30
Rockwell Automation Inc.	6.700%	1/15/28	200	263
Rockwell Automation Inc.	6.250%	12/1/37	325	445
Rockwell Collins Inc.	5.250%	7/15/19	50	60
Rockwell Collins Inc.	3.100%	11/15/21	125	132
Roper Industries Inc.	6.250%	9/1/19	1,275	1,526
Sonoco Products Co.	4.375%	11/1/21	65	70

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sonoco Products Co.	5.750%	11/1/40	265	302
Stanley Black & Decker Inc.	3.400%	12/1/21	450	468
Stanley Black & Decker Inc.	5.200%	9/1/40	150	174
Textron Inc.	5.600%	12/1/17	125	141
Textron Inc.	7.250%	10/1/19	650	793
Tyco International Finance SA	8.500%	1/15/19	200	261
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	300	376
United Technologies Corp.	4.875%	5/1/15	115	126
United Technologies Corp.	1.200%	6/1/15	200	203
United Technologies Corp.	1.800%	6/1/17	525	538
United Technologies Corp.	5.375%	12/15/17	1,575	1,873
United Technologies Corp.	6.125%	2/1/19	1,183	1,478
United Technologies Corp.	4.500%	4/15/20	445	523
United Technologies Corp.	3.100%	6/1/22	1,350	1,428
United Technologies Corp.	7.500%	9/15/29	100	147
United Technologies Corp.	5.400%	5/1/35	400	492
United Technologies Corp.	6.050%	6/1/36	185	242
United Technologies Corp.	6.125%	7/15/38	500	664
United Technologies Corp.	5.700%	4/15/40	525	673
United Technologies Corp.	4.500%	6/1/42	1,725	1,911
Waste Management Inc.	5.000%	3/15/14	780	820
Waste Management Inc.	2.600%	9/1/16	205	215
Waste Management Inc.	6.100%	3/15/18	125	151
Waste Management Inc.	7.375%	3/11/19	80	102
Waste Management Inc.	4.600%	3/1/21	275	311
Waste Management Inc.	7.100%	8/1/26	325	435
Waste Management Inc.	7.750%	5/15/32	185	261
Waste Management Inc.	6.125%	11/30/39	400	508
Communication (0.9%)
America Movil SAB de CV	5.500%	3/1/14	335	353
America Movil SAB de CV	5.750%	1/15/15	833	914
America Movil SAB de CV	2.375%	9/8/16	125	130
America Movil SAB de CV	5.625%	11/15/17	350	420
America Movil SAB de CV	5.000%	10/16/19	850	989
America Movil SAB de CV	5.000%	3/30/20	710	826
America Movil SAB de CV	3.125%	7/16/22	200	204
America Movil SAB de CV	6.375%	3/1/35	200	258
America Movil SAB de CV	6.125%	11/15/37	300	383
America Movil SAB de CV	6.125%	3/30/40	1,210	1,601
America Movil SAB de CV	4.375%	7/16/42	425	432
American Tower Corp.	4.625%	4/1/15	75	80
American Tower Corp.	4.500%	1/15/18	1,400	1,541
American Tower Corp.	5.050%	9/1/20	205	227
AT&T Corp.	6.500%	3/15/29	100	122
AT&T Corp.	8.000%	11/15/31	1,001	1,513
AT&T Inc.	5.100%	9/15/14	1,575	1,692
AT&T Inc.	2.500%	8/15/15	2,285	2,384
AT&T Inc.	2.950%	5/15/16	160	169
AT&T Inc.	5.625%	6/15/16	600	689
AT&T Inc.	2.400%	8/15/16	2,445	2,550
AT&T Inc.	1.600%	2/15/17	500	507
AT&T Inc.	5.500%	2/1/18	460	547
AT&T Inc.	5.600%	5/15/18	250	301
AT&T Inc.	5.800%	2/15/19	325	398
AT&T Inc.	4.450%	5/15/21	485	561
AT&T Inc.	3.875%	8/15/21	615	684
AT&T Inc.	3.000%	2/15/22	750	783
AT&T Inc.	6.450%	6/15/34	945	1,206
AT&T Inc.	6.500%	9/1/37	873	1,133
AT&T Inc.	6.300%	1/15/38	1,785	2,276
AT&T Inc.	6.400%	5/15/38	550	712
AT&T Inc.	6.550%	2/15/39	410	538
AT&T Inc.	5.350%	9/1/40	1,755	2,035

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	5.550%	8/15/41	210	251
8 AT&T Inc.	4.300%	12/15/42	623	626
8 AT&T Inc.	4.350%	6/15/45	856	868
AT&T Mobility LLC	7.125%	12/15/31	400	536
Bellsouth Capital Funding Corp.	7.875%	2/15/30	103	135
BellSouth Corp.	5.200%	12/15/16	250	287
BellSouth Corp.	6.875%	10/15/31	231	288
BellSouth Corp.	6.550%	6/15/34	511	612
BellSouth Corp.	6.000%	11/15/34	219	247
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,876
British Telecommunications plc	5.950%	1/15/18	615	739
British Telecommunications plc	9.625%	12/15/30	1,125	1,784
CBS Corp.	5.750%	4/15/20	360	431
CBS Corp.	4.300%	2/15/21	550	605
CBS Corp.	3.375%	3/1/22	725	753
CBS Corp.	7.875%	7/30/30	400	550
CBS Corp.	5.500%	5/15/33	200	218
CBS Corp.	4.850%	7/1/42	225	234
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	835	877
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	1,492	2,053
CenturyLink Inc.	5.000%	2/15/15	150	159
CenturyLink Inc.	6.450%	6/15/21	785	868
CenturyLink Inc.	5.800%	3/15/22	875	928
CenturyLink Inc.	6.875%	1/15/28	150	154
CenturyLink Inc.	7.600%	9/15/39	850	882
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,679
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,102
Comcast Corp.	6.500%	1/15/15	700	780
Comcast Corp.	5.900%	3/15/16	1,265	1,451
Comcast Corp.	5.700%	7/1/19	1,730	2,100
Comcast Corp.	3.125%	7/15/22	100	104
Comcast Corp.	7.050%	3/15/33	1,000	1,321
Comcast Corp.	6.500%	11/15/35	1,075	1,370
Comcast Corp.	6.450%	3/15/37	50	64
Comcast Corp.	6.950%	8/15/37	1,220	1,650
Comcast Corp.	6.400%	5/15/38	600	758
Comcast Corp.	4.650%	7/15/42	100	105
COX Communications Inc.	5.450%	12/15/14	48	52
COX Communications Inc.	5.500%	10/1/15	600	674
8 COX Communications Inc.	8.375%	3/1/39	500	770
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	26
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	481
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,249
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,579
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	325	346
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	300	316
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	75	78
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,450	1,707
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	500	567
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	2,725	3,054
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	315
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	225	263
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	800	809
Discovery Communications LLC	5.050%	6/1/20	500	581
Discovery Communications LLC	4.375%	6/15/21	205	228
Discovery Communications LLC	3.300%	5/15/22	125	128
Discovery Communications LLC	4.950%	5/15/42	225	241
Embarq Corp.	7.082%	6/1/16	425	497
Embarq Corp.	7.995%	6/1/36	405	445
France Telecom SA	4.375%	7/8/14	525	552
France Telecom SA	2.750%	9/14/16	820	860
France Telecom SA	5.375%	7/8/19	1,025	1,204
France Telecom SA	4.125%	9/14/21	902	993
France Telecom SA	8.500%	3/1/31	785	1,166

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
France Telecom SA	5.375%	1/13/42	25	29
Grupo Televisa SAB	6.625%	3/18/25	450	581
Grupo Televisa SAB	6.625%	1/15/40	500	636
GTE Corp.	6.940%	4/15/28	325	433
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	403
Moody's Corp.	4.500%	9/1/22	600	642
NBCUniversal Media LLC	2.100%	4/1/14	550	560
NBCUniversal Media LLC	3.650%	4/30/15	200	213
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,470
NBCUniversal Media LLC	5.150%	4/30/20	175	207
NBCUniversal Media LLC	4.375%	4/1/21	205	231
NBCUniversal Media LLC	6.400%	4/30/40	350	448
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,314
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	252
News America Inc.	5.300%	12/15/14	205	223
News America Inc.	6.900%	3/1/19	1,160	1,460
News America Inc.	5.650%	8/15/20	500	606
News America Inc.	4.500%	2/15/21	960	1,096
News America Inc.	6.550%	3/15/33	892	1,078
News America Inc.	6.200%	12/15/34	725	874
News America Inc.	6.400%	12/15/35	750	935
News America Inc.	8.150%	10/17/36	385	514
News America Inc.	6.150%	3/1/37	345	421
News America Inc.	6.900%	8/15/39	425	557
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	101
Omnicom Group Inc.	5.900%	4/15/16	50	57
Omnicom Group Inc.	4.450%	8/15/20	500	555
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,145
Pacific Bell Telephone Co.	7.125%	3/15/26	200	267
Qwest Corp.	6.500%	6/1/17	275	322
Qwest Corp.	6.750%	12/1/21	410	478
Qwest Corp.	7.250%	9/15/25	175	206
Qwest Corp.	6.875%	9/15/33	375	377
Qwest Corp.	7.125%	11/15/43	550	570
8 Reed Elsevier Capital Inc.	3.125%	10/15/22	705	693
Rogers Communications Inc.	6.375%	3/1/14	50	53
Rogers Communications Inc.	5.500%	3/15/14	845	893
Rogers Communications Inc.	6.800%	8/15/18	950	1,204
Telecom Italia Capital SA	5.250%	11/15/13	325	334
Telecom Italia Capital SA	6.175%	6/18/14	410	434
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,047
Telecom Italia Capital SA	5.250%	10/1/15	1,505	1,602
Telecom Italia Capital SA	7.175%	6/18/19	550	636
Telecom Italia Capital SA	6.375%	11/15/33	205	205
Telecom Italia Capital SA	7.721%	6/4/38	410	448
Telefonica Emisiones SAU	4.949%	1/15/15	625	655
Telefonica Emisiones SAU	3.729%	4/27/15	300	311
Telefonica Emisiones SAU	6.421%	6/20/16	475	527
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,137
Telefonica Emisiones SAU	5.134%	4/27/20	705	743
Telefonica Emisiones SAU	5.462%	2/16/21	350	374
Telefonica Emisiones SAU	7.045%	6/20/36	690	740
Telefonica Europe BV	8.250%	9/15/30	750	883
Thomson Reuters Corp.	5.700%	10/1/14	850	919
Thomson Reuters Corp.	6.500%	7/15/18	50	62
Thomson Reuters Corp.	4.700%	10/15/19	125	144
Thomson Reuters Corp.	5.500%	8/15/35	350	406
Thomson Reuters Corp.	5.850%	4/15/40	425	527
Time Warner Cable Inc.	7.500%	4/1/14	1,470	1,593
Time Warner Cable Inc.	3.500%	2/1/15	300	317
Time Warner Cable Inc.	5.850%	5/1/17	825	973
Time Warner Cable Inc.	8.250%	4/1/19	700	930
Time Warner Cable Inc.	5.000%	2/1/20	2,495	2,904
Time Warner Cable Inc.	4.125%	2/15/21	500	549

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	6.550%	5/1/37	550	678
Time Warner Cable Inc.	6.750%	6/15/39	1,600	2,032
Time Warner Cable Inc.	5.875%	11/15/40	600	696
Time Warner Cable Inc.	5.500%	9/1/41	250	277
Time Warner Cable Inc.	4.500%	9/15/42	475	460
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,127
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	146
United States Cellular Corp.	6.700%	12/15/33	350	368
Verizon Communications Inc.	1.950%	3/28/14	2,610	2,658
Verizon Communications Inc.	5.550%	2/15/16	500	570
Verizon Communications Inc.	3.000%	4/1/16	380	406
Verizon Communications Inc.	2.000%	11/1/16	875	906
Verizon Communications Inc.	5.500%	4/1/17	50	59
Verizon Communications Inc.	1.100%	11/1/17	200	200
Verizon Communications Inc.	5.500%	2/15/18	450	539
Verizon Communications Inc.	6.100%	4/15/18	305	375
Verizon Communications Inc.	8.750%	11/1/18	445	618
Verizon Communications Inc.	4.600%	4/1/21	790	923
Verizon Communications Inc.	3.500%	11/1/21	640	701
Verizon Communications Inc.	2.450%	11/1/22	650	651
Verizon Communications Inc.	5.850%	9/15/35	500	629
Verizon Communications Inc.	6.250%	4/1/37	150	196
Verizon Communications Inc.	6.400%	2/15/38	410	555
Verizon Communications Inc.	6.900%	4/15/38	350	497
Verizon Communications Inc.	7.350%	4/1/39	550	813
Verizon Communications Inc.	6.000%	4/1/41	445	579
Verizon Communications Inc.	4.750%	11/1/41	625	707
Verizon Communications Inc.	3.850%	11/1/42	250	247
Verizon Global Funding Corp.	7.750%	12/1/30	1,135	1,660
Verizon Maryland Inc.	5.125%	6/15/33	1,000	1,047
Verizon New England Inc.	7.875%	11/15/29	250	332
Vodafone Group plc	4.150%	6/10/14	412	432
Vodafone Group plc	5.750%	3/15/16	300	344
Vodafone Group plc	5.625%	2/27/17	2,060	2,428
Vodafone Group plc	1.625%	3/20/17	625	636
Vodafone Group plc	1.250%	9/26/17	850	852
Vodafone Group plc	4.625%	7/15/18	125	145
Vodafone Group plc	5.450%	6/10/19	275	335
Vodafone Group plc	2.500%	9/26/22	200	199
Vodafone Group plc	7.875%	2/15/30	425	617
Vodafone Group plc	6.250%	11/30/32	350	453
Vodafone Group plc	6.150%	2/27/37	280	370
Washington Post Co.	7.250%	2/1/19	150	180
WPP Finance 2010	4.750%	11/21/21	1,321	1,429
Consumer Cyclical (0.6%)
Amazon.com Inc.	0.650%	11/27/15	350	349
Amazon.com Inc.	1.200%	11/29/17	650	646
Amazon.com Inc.	2.500%	11/29/22	275	270
AutoZone Inc.	6.500%	1/15/14	300	317
AutoZone Inc.	5.750%	1/15/15	325	355
AutoZone Inc.	7.125%	8/1/18	650	814
BorgWarner Inc.	4.625%	9/15/20	50	55
Costco Wholesale Corp.	5.500%	3/15/17	475	562
CVS Caremark Corp.	4.875%	9/15/14	175	188
CVS Caremark Corp.	3.250%	5/18/15	705	745
CVS Caremark Corp.	5.750%	6/1/17	496	591
CVS Caremark Corp.	2.750%	12/1/22	975	982
CVS Caremark Corp.	6.250%	6/1/27	125	164
CVS Caremark Corp.	6.125%	9/15/39	125	159
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,556
8 Daimler Finance North America LLC	2.625%	9/15/16	225	234
Daimler Finance North America LLC	8.500%	1/18/31	655	1,015
Darden Restaurants Inc.	6.200%	10/15/17	150	178

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Darden Restaurants Inc.	4.500%	10/15/21	670	731
Darden Restaurants Inc.	6.800%	10/15/37	480	574
eBay Inc.	1.625%	10/15/15	125	128
eBay Inc.	1.350%	7/15/17	625	631
eBay Inc.	3.250%	10/15/20	125	135
eBay Inc.	2.600%	7/15/22	825	834
eBay Inc.	4.000%	7/15/42	75	72
Expedia Inc.	5.950%	8/15/20	1,150	1,279
Family Dollar Stores Inc.	5.000%	2/1/21	125	134
Ford Motor Co.	6.625%	10/1/28	575	657
Ford Motor Co.	6.375%	2/1/29	275	305
Ford Motor Co.	7.450%	7/16/31	1,075	1,365
Ford Motor Co.	7.400%	11/1/46	300	364
Ford Motor Credit Co. LLC	8.000%	6/1/14	375	409
Ford Motor Credit Co. LLC	8.700%	10/1/14	275	308
Ford Motor Credit Co. LLC	3.875%	1/15/15	1,250	1,303
Ford Motor Credit Co. LLC	7.000%	4/15/15	975	1,089
Ford Motor Credit Co. LLC	2.750%	5/15/15	475	485
Ford Motor Credit Co. LLC	12.000%	5/15/15	375	461
Ford Motor Credit Co. LLC	5.625%	9/15/15	325	356
Ford Motor Credit Co. LLC	4.207%	4/15/16	350	373
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	211
Ford Motor Credit Co. LLC	8.000%	12/15/16	525	632
Ford Motor Credit Co. LLC	4.250%	2/3/17	300	321
Ford Motor Credit Co. LLC	6.625%	8/15/17	525	612
Ford Motor Credit Co. LLC	5.000%	5/15/18	900	994
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	989
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	516
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	845
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,131
Gap Inc.	5.950%	4/12/21	600	685
Historic TW Inc.	9.150%	2/1/23	975	1,412
Historic TW Inc.	6.625%	5/15/29	200	252
Home Depot Inc.	5.400%	3/1/16	1,305	1,491
Home Depot Inc.	4.400%	4/1/21	1,610	1,886
Home Depot Inc.	5.875%	12/16/36	745	978
Home Depot Inc.	5.950%	4/1/41	375	502
International Game Technology	7.500%	6/15/19	375	445
International Game Technology	5.500%	6/15/20	125	135
Johnson Controls Inc.	2.600%	12/1/16	150	156
Johnson Controls Inc.	5.000%	3/30/20	200	227
Johnson Controls Inc.	4.250%	3/1/21	745	814
Johnson Controls Inc.	3.750%	12/1/21	175	187
Johnson Controls Inc.	6.000%	1/15/36	125	148
Johnson Controls Inc.	5.700%	3/1/41	205	245
Johnson Controls Inc.	5.250%	12/1/41	100	113
Kohl's Corp.	6.250%	12/15/17	200	239
Kohl's Corp.	4.000%	11/1/21	845	894
Kohl's Corp.	6.000%	1/15/33	225	260
Kohl's Corp.	6.875%	12/15/37	100	127
Lowe's Cos. Inc.	5.000%	10/15/15	75	84
Lowe's Cos. Inc.	1.625%	4/15/17	925	947
Lowe's Cos. Inc.	6.100%	9/15/17	200	243
Lowe's Cos. Inc.	4.625%	4/15/20	445	517
Lowe's Cos. Inc.	3.750%	4/15/21	205	223
Lowe's Cos. Inc.	3.800%	11/15/21	250	275
Lowe's Cos. Inc.	3.120%	4/15/22	200	210
Lowe's Cos. Inc.	6.875%	2/15/28	367	481
Lowe's Cos. Inc.	5.800%	4/15/40	180	229
Lowe's Cos. Inc.	5.125%	11/15/41	100	117
Lowe's Cos. Inc.	4.650%	4/15/42	275	303
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,933
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	281
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,235

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	160
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	569
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	332
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	27
Marriott International Inc.	6.200%	6/15/16	150	173
Marriott International Inc.	6.375%	6/15/17	50	59
Marriott International Inc.	3.000%	3/1/19	125	129
McDonald's Corp.	5.300%	3/15/17	400	470
McDonald's Corp.	5.800%	10/15/17	550	668
McDonald's Corp.	5.350%	3/1/18	555	670
McDonald's Corp.	2.625%	1/15/22	410	421
McDonald's Corp.	6.300%	3/1/38	300	418
McDonald's Corp.	5.700%	2/1/39	25	33
McDonald's Corp.	3.700%	2/15/42	1,225	1,214
Nordstrom Inc.	4.750%	5/1/20	600	696
Nordstrom Inc.	4.000%	10/15/21	585	656
Nordstrom Inc.	6.950%	3/15/28	200	263
Nordstrom Inc.	7.000%	1/15/38	150	212
NVR Inc.	3.950%	9/15/22	225	232
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	3.800%	9/1/22	25	26
PACCAR Financial Corp.	1.050%	6/5/15	100	101
PACCAR Financial Corp.	1.600%	3/15/17	400	408
PACCAR Inc.	6.875%	2/15/14	200	214
8 QVC Inc.	5.125%	7/2/22	25	26
Staples Inc.	9.750%	1/15/14	1,025	1,115
Target Corp.	5.375%	5/1/17	200	236
Target Corp.	6.000%	1/15/18	495	610
Target Corp.	3.875%	7/15/20	145	163
Target Corp.	7.000%	7/15/31	175	238
Target Corp.	6.350%	11/1/32	450	592
Target Corp.	7.000%	1/15/38	1,430	2,098
Target Corp.	4.000%	7/1/42	500	510
Time Warner Inc.	3.150%	7/15/15	860	908
Time Warner Inc.	4.875%	3/15/20	1,240	1,445
Time Warner Inc.	4.700%	1/15/21	700	797
Time Warner Inc.	4.750%	3/29/21	600	686
Time Warner Inc.	4.000%	1/15/22	205	225
Time Warner Inc.	7.625%	4/15/31	835	1,146
Time Warner Inc.	7.700%	5/1/32	590	823
Time Warner Inc.	6.200%	3/15/40	150	183
Time Warner Inc.	6.100%	7/15/40	825	1,003
Time Warner Inc.	6.250%	3/29/41	325	402
Time Warner Inc.	5.375%	10/15/41	205	228
TJX Cos. Inc.	6.950%	4/15/19	175	223
Toyota Motor Credit Corp.	1.000%	2/17/15	625	628
Toyota Motor Credit Corp.	3.200%	6/17/15	700	742
Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
Toyota Motor Credit Corp.	2.800%	1/11/16	535	563
Toyota Motor Credit Corp.	2.000%	9/15/16	325	336
Toyota Motor Credit Corp.	2.050%	1/12/17	950	980
Toyota Motor Credit Corp.	1.250%	10/5/17	575	576
Toyota Motor Credit Corp.	4.250%	1/11/21	300	343
Toyota Motor Credit Corp.	3.400%	9/15/21	305	330
Toyota Motor Credit Corp.	3.300%	1/12/22	650	709
VF Corp.	5.950%	11/1/17	250	296
VF Corp.	3.500%	9/1/21	380	402
VF Corp.	6.450%	11/1/37	150	200
Viacom Inc.	4.375%	9/15/14	350	371
Viacom Inc.	1.250%	2/27/15	400	403
Viacom Inc.	2.500%	12/15/16	250	261
Viacom Inc.	3.500%	4/1/17	540	583
Viacom Inc.	5.625%	9/15/19	650	774
Viacom Inc.	4.500%	3/1/21	245	276

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Viacom Inc.	3.875%	12/15/21	75	81
Viacom Inc.	3.125%	6/15/22	75	77
Viacom Inc.	6.875%	4/30/36	915	1,218
8 Viacom Inc.	4.375%	3/15/43	212	205
Wal-Mart Stores Inc.	1.625%	4/15/14	265	269
Wal-Mart Stores Inc.	3.200%	5/15/14	550	572
Wal-Mart Stores Inc.	4.500%	7/1/15	450	493
Wal-Mart Stores Inc.	1.500%	10/25/15	615	633
Wal-Mart Stores Inc.	5.375%	4/5/17	200	237
Wal-Mart Stores Inc.	5.800%	2/15/18	330	404
Wal-Mart Stores Inc.	3.625%	7/8/20	50	56
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,233
Wal-Mart Stores Inc.	4.250%	4/15/21	915	1,069
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,188
Wal-Mart Stores Inc.	5.250%	9/1/35	265	322
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,348
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,278
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,638
Walgreen Co.	5.250%	1/15/19	830	974
Walt Disney Co.	0.875%	12/1/14	1,125	1,135
Walt Disney Co.	1.350%	8/16/16	165	167
Walt Disney Co.	5.625%	9/15/16	500	582
Walt Disney Co.	1.100%	12/1/17	850	852
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	4.375%	8/16/41	225	248
Walt Disney Co.	4.125%	12/1/41	1,350	1,436
Walt Disney Co.	3.700%	12/1/42	450	444
Western Union Co.	6.500%	2/26/14	300	319
Western Union Co.	5.930%	10/1/16	400	439
Western Union Co.	6.200%	11/17/36	325	334
Wyndham Worldwide Corp.	2.950%	3/1/17	425	436
Wyndham Worldwide Corp.	4.250%	3/1/22	500	516
Yum! Brands Inc.	5.300%	9/15/19	479	561
Yum! Brands Inc.	6.875%	11/15/37	750	1,033
Consumer Noncyclical (1.2%)
Abbott Laboratories	5.125%	4/1/19	246	293
Abbott Laboratories	6.150%	11/30/37	550	761
Abbott Laboratories	6.000%	4/1/39	200	273
Abbott Laboratories	5.300%	5/27/40	145	188
8 AbbVie Inc.	1.200%	11/6/15	925	931
8 AbbVie Inc.	1.750%	11/6/17	1,800	1,817
8 AbbVie Inc.	2.000%	11/6/18	550	555
8 AbbVie Inc.	2.900%	11/6/22	1,250	1,272
8 AbbVie Inc.	4.400%	11/6/42	275	293
Allergan Inc.	5.750%	4/1/16	125	144
Altria Group Inc.	9.700%	11/10/18	1,372	1,924
Altria Group Inc.	9.250%	8/6/19	613	852
Altria Group Inc.	9.950%	11/10/38	685	1,127
Altria Group Inc.	10.200%	2/6/39	1,175	1,963
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,331
AmerisourceBergen Corp.	3.500%	11/15/21	150	161
Amgen Inc.	1.875%	11/15/14	390	399
Amgen Inc.	4.850%	11/18/14	500	538
Amgen Inc.	2.300%	6/15/16	505	525
Amgen Inc.	2.500%	11/15/16	390	410
Amgen Inc.	2.125%	5/15/17	625	649
Amgen Inc.	5.850%	6/1/17	125	149
Amgen Inc.	5.700%	2/1/19	780	943
Amgen Inc.	3.450%	10/1/20	275	294
Amgen Inc.	4.100%	6/15/21	610	676
Amgen Inc.	3.875%	11/15/21	390	428
Amgen Inc.	3.625%	5/15/22	625	671
Amgen Inc.	6.375%	6/1/37	400	504

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	6.900%	6/1/38	500	671
Amgen Inc.	6.400%	2/1/39	700	905
Amgen Inc.	4.950%	10/1/41	100	110
Amgen Inc.	5.150%	11/15/41	695	781
Amgen Inc.	5.650%	6/15/42	750	905
Amgen Inc.	5.375%	5/15/43	250	294
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	299
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,230
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	658
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	810	879
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	1,000
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	318
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,589
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,179
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	493
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,238
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	807
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	175
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,206
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	347
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	751
Archer-Daniels-Midland Co.	4.479%	3/1/21	755	853
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	432
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	262
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	721
8 Archer-Daniels-Midland Co.	4.016%	4/16/43	250	242
AstraZeneca plc	5.400%	6/1/14	875	936
AstraZeneca plc	5.900%	9/15/17	285	346
AstraZeneca plc	6.450%	9/15/37	2,205	2,983
Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	113
Baxter International Inc.	4.625%	3/15/15	250	272
Baxter International Inc.	5.900%	9/1/16	150	177
Baxter International Inc.	1.850%	1/15/17	150	155
Baxter International Inc.	2.400%	8/15/22	200	198
Baxter International Inc.	6.250%	12/1/37	100	136
Baxter International Inc.	3.650%	8/15/42	150	147
Beam Inc.	6.375%	6/15/14	153	165
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	3.250%	5/15/22	25	26
Beam Inc.	5.875%	1/15/36	250	291
Becton Dickinson & Co.	1.750%	11/8/16	60	62
Becton Dickinson & Co.	5.000%	5/15/19	50	59
Becton Dickinson & Co.	3.250%	11/12/20	875	937
Becton Dickinson & Co.	3.125%	11/8/21	440	470
Boston Scientific Corp.	4.500%	1/15/15	505	537
Boston Scientific Corp.	6.250%	11/15/15	600	678
Boston Scientific Corp.	6.000%	1/15/20	450	527
Boston Scientific Corp.	7.000%	11/15/35	75	94
Boston Scientific Corp.	7.375%	1/15/40	150	205
Bottling Group LLC	5.000%	11/15/13	100	104
Bottling Group LLC	6.950%	3/15/14	500	538
Bottling Group LLC	5.500%	4/1/16	1,275	1,461
Bottling Group LLC	5.125%	1/15/19	525	622
Bristol-Myers Squibb Co.	5.450%	5/1/18	610	737
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	557
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	830
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	222
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	206
Brown-Forman Corp.	1.000%	1/15/18	75	75
Brown-Forman Corp.	2.250%	1/15/23	100	99
Brown-Forman Corp.	3.750%	1/15/43	150	151
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	368
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	321
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	260

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	991
Campbell Soup Co.	3.050%	7/15/17	50	54
Campbell Soup Co.	4.250%	4/15/21	250	282
Campbell Soup Co.	3.800%	8/2/42	200	194
Cardinal Health Inc.	4.000%	6/15/15	100	108
Cardinal Health Inc.	4.625%	12/15/20	515	585
CareFusion Corp.	5.125%	8/1/14	1,100	1,168
CareFusion Corp.	6.375%	8/1/19	240	287
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	202
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	666
Celgene Corp.	2.450%	10/15/15	75	78
Celgene Corp.	1.900%	8/15/17	250	255
Celgene Corp.	3.950%	10/15/20	50	54
Celgene Corp.	3.250%	8/15/22	500	510
Celgene Corp.	5.700%	10/15/40	75	87
Church & Dwight Co. Inc.	3.350%	12/15/15	100	105
Clorox Co.	3.550%	11/1/15	325	346
Clorox Co.	3.800%	11/15/21	175	190
Coca-Cola Co.	0.750%	3/13/15	525	528
Coca-Cola Co.	1.500%	11/15/15	920	943
Coca-Cola Co.	5.350%	11/15/17	800	955
Coca-Cola Co.	4.875%	3/15/19	725	865
Coca-Cola Co.	3.150%	11/15/20	1,052	1,145
Coca-Cola Co.	3.300%	9/1/21	1,210	1,339
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	212
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	638
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	112
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	653
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	647
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	323
Colgate-Palmolive Co.	0.600%	11/15/14	130	130
Colgate-Palmolive Co.	1.300%	1/15/17	525	535
Colgate-Palmolive Co.	2.450%	11/15/21	165	170
ConAgra Foods Inc.	5.875%	4/15/14	275	292
ConAgra Foods Inc.	7.125%	10/1/26	450	576
ConAgra Foods Inc.	7.000%	10/1/28	100	126
Covidien International Finance SA	1.350%	5/29/15	175	177
Covidien International Finance SA	6.000%	10/15/17	905	1,098
Covidien International Finance SA	6.550%	10/15/37	630	882
CR Bard Inc.	1.375%	1/15/18	225	226
CR Bard Inc.	4.400%	1/15/21	165	188
Delhaize Group SA	6.500%	6/15/17	165	187
Delhaize Group SA	5.700%	10/1/40	300	282
Diageo Capital plc	1.500%	5/11/17	2,600	2,638
Diageo Capital plc	5.750%	10/23/17	690	831
Diageo Finance BV	5.300%	10/28/15	625	702
Diageo Investment Corp.	2.875%	5/11/22	300	310
Diageo Investment Corp.	4.250%	5/11/42	150	158
Dignity Health California GO	3.125%	11/1/22	150	150
Dignity Health California GO	4.500%	11/1/42	450	445
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,272
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Eli Lilly & Co.	5.500%	3/15/27	625	790
Eli Lilly & Co.	5.950%	11/15/37	165	217
Energizer Holdings Inc.	4.700%	5/19/21	150	160
Energizer Holdings Inc.	4.700%	5/24/22	400	428
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	222
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	24
Express Scripts Holding Co.	6.250%	6/15/14	175	188
8 Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,323
8 Express Scripts Holding Co.	2.650%	2/15/17	725	754
8 Express Scripts Holding Co.	4.750%	11/15/21	650	737
8 Express Scripts Holding Co.	3.900%	2/15/22	225	242
8 Express Scripts Holding Co.	6.125%	11/15/41	550	700

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Flowers Foods Inc.	4.375%	4/1/22	175	180
Genentech Inc.	4.750%	7/15/15	150	165
Genentech Inc.	5.250%	7/15/35	1,000	1,206
General Mills Inc.	5.200%	3/17/15	875	958
General Mills Inc.	5.700%	2/15/17	575	676
General Mills Inc.	5.650%	2/15/19	875	1,067
General Mills Inc.	3.150%	12/15/21	425	445
General Mills Inc.	5.400%	6/15/40	245	300
Gilead Sciences Inc.	2.400%	12/1/14	300	309
Gilead Sciences Inc.	3.050%	12/1/16	25	27
Gilead Sciences Inc.	4.500%	4/1/21	300	342
Gilead Sciences Inc.	4.400%	12/1/21	800	912
Gilead Sciences Inc.	5.650%	12/1/41	250	309
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	495	602
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	364
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,951
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,906
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	208
Hasbro Inc.	6.300%	9/15/17	550	638
Hasbro Inc.	6.350%	3/15/40	1,000	1,235
Hershey Co.	5.450%	9/1/16	150	173
Hershey Co.	1.500%	11/1/16	200	205
Hershey Co.	4.125%	12/1/20	190	218
HJ Heinz Co.	2.000%	9/12/16	350	362
HJ Heinz Co.	1.500%	3/1/17	250	253
HJ Heinz Co.	2.850%	3/1/22	200	204
Hormel Foods Corp.	4.125%	4/15/21	75	84
Hospira Inc.	5.900%	6/15/14	200	214
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	56
Ingredion Inc.	6.625%	4/15/37	75	92
JM Smucker Co.	3.500%	10/15/21	130	138
Johnson & Johnson	1.200%	5/15/14	165	167
Johnson & Johnson	5.150%	7/15/18	125	152
Johnson & Johnson	6.730%	11/15/23	245	347
Johnson & Johnson	6.950%	9/1/29	100	142
Johnson & Johnson	4.950%	5/15/33	550	669
Johnson & Johnson	5.950%	8/15/37	245	339
Johnson & Johnson	5.850%	7/15/38	325	445
Kaiser Foundation Hospitals	3.500%	4/1/22	100	105
Kaiser Foundation Hospitals	4.875%	4/1/42	200	226
Kellogg Co.	1.125%	5/15/15	200	202
Kellogg Co.	1.875%	11/17/16	1,275	1,313
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	4.150%	11/15/19	250	283
Kellogg Co.	4.000%	12/15/20	370	413
Kellogg Co.	3.125%	5/17/22	175	183
Kellogg Co.	7.450%	4/1/31	150	206
Kimberly-Clark Corp.	4.875%	8/15/15	650	723
Kimberly-Clark Corp.	6.125%	8/1/17	200	245
Kimberly-Clark Corp.	3.625%	8/1/20	250	277
Kimberly-Clark Corp.	3.875%	3/1/21	560	626
Kimberly-Clark Corp.	5.300%	3/1/41	725	923
Koninklijke Philips Electronics NV	5.750%	3/11/18	750	911
Koninklijke Philips Electronics NV	3.750%	3/15/22	500	544
Koninklijke Philips Electronics NV	6.875%	3/11/38	405	550
Koninklijke Philips Electronics NV	5.000%	3/15/42	585	653
8 Kraft Foods Group Inc.	1.625%	6/4/15	200	204
8 Kraft Foods Group Inc.	2.250%	6/5/17	500	518
8 Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,422
8 Kraft Foods Group Inc.	5.375%	2/10/20	78	94
8 Kraft Foods Group Inc.	3.500%	6/6/22	300	321
8 Kraft Foods Group Inc.	6.875%	1/26/39	975	1,309
8 Kraft Foods Group Inc.	5.000%	6/4/42	900	1,012

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	4.950%	1/15/15	500	539
Kroger Co.	3.900%	10/1/15	350	377
Kroger Co.	2.200%	1/15/17	525	542
Kroger Co.	6.400%	8/15/17	165	199
Kroger Co.	6.150%	1/15/20	410	500
Kroger Co.	8.000%	9/15/29	750	1,000
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	367
Laboratory Corp. of America Holdings	4.625%	11/15/20	765	852
Life Technologies Corp.	4.400%	3/1/15	225	240
Life Technologies Corp.	3.500%	1/15/16	50	53
Life Technologies Corp.	6.000%	3/1/20	610	720
Life Technologies Corp.	5.000%	1/15/21	1,100	1,230
Lorillard Tobacco Co.	3.500%	8/4/16	75	79
Lorillard Tobacco Co.	8.125%	6/23/19	450	574
Lorillard Tobacco Co.	7.000%	8/4/41	75	89
Mattel Inc.	5.450%	11/1/41	130	147
McCormick & Co. Inc.	3.900%	7/15/21	100	110
McKesson Corp.	3.250%	3/1/16	1,175	1,258
McKesson Corp.	4.750%	3/1/21	485	565
McKesson Corp.	6.000%	3/1/41	125	165
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	716
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	472
Medco Health Solutions Inc.	2.750%	9/15/15	50	52
Medco Health Solutions Inc.	7.125%	3/15/18	805	1,004
Medco Health Solutions Inc.	4.125%	9/15/20	410	449
Medtronic Inc.	3.000%	3/15/15	630	661
Medtronic Inc.	4.750%	9/15/15	550	609
Medtronic Inc.	4.450%	3/15/20	175	203
Medtronic Inc.	4.125%	3/15/21	410	466
Medtronic Inc.	5.550%	3/15/40	75	98
Medtronic Inc.	4.500%	3/15/42	75	86
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	115
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	437
Merck & Co. Inc.	4.750%	3/1/15	275	300
Merck & Co. Inc.	4.000%	6/30/15	760	827
Merck & Co. Inc.	6.000%	9/15/17	1,075	1,312
Merck & Co. Inc.	1.100%	1/31/18	175	175
Merck & Co. Inc.	5.000%	6/30/19	580	697
Merck & Co. Inc.	3.875%	1/15/21	350	390
Merck & Co. Inc.	2.400%	9/15/22	600	600
Merck & Co. Inc.	6.400%	3/1/28	225	309
Merck & Co. Inc.	5.950%	12/1/28	250	326
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,796
Merck & Co. Inc.	5.850%	6/30/39	100	134
Merck & Co. Inc.	3.600%	9/15/42	150	149
Molson Coors Brewing Co.	2.000%	5/1/17	125	128
Molson Coors Brewing Co.	3.500%	5/1/22	75	79
Molson Coors Brewing Co.	5.000%	5/1/42	275	307
Mondelez International Inc.	6.750%	2/19/14	125	133
Mondelez International Inc.	4.125%	2/9/16	1,835	1,998
Mondelez International Inc.	6.500%	8/11/17	525	640
Mondelez International Inc.	6.125%	2/1/18	410	496
Mondelez International Inc.	5.375%	2/10/20	482	583
Mondelez International Inc.	6.500%	11/1/31	875	1,139
Mondelez International Inc.	7.000%	8/11/37	725	1,005
Mondelez International Inc.	6.875%	2/1/38	700	965
Mondelez International Inc.	6.875%	1/26/39	250	344
Mondelez International Inc.	6.500%	2/9/40	1,130	1,516
Newell Rubbermaid Inc.	2.050%	12/1/17	775	781
Novant Health Inc.	5.850%	11/1/19	300	350
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,039
Novartis Capital Corp.	2.900%	4/24/15	655	690
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,722

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiAmericas Inc.	5.000%	5/15/17	450	520
PepsiCo Inc.	3.750%	3/1/14	175	181
PepsiCo Inc.	2.500%	5/10/16	410	431
PepsiCo Inc.	1.250%	8/13/17	500	502
PepsiCo Inc.	5.000%	6/1/18	775	922
PepsiCo Inc.	7.900%	11/1/18	1,725	2,327
PepsiCo Inc.	3.000%	8/25/21	1,070	1,132
PepsiCo Inc.	4.875%	11/1/40	165	192
PepsiCo Inc.	3.600%	8/13/42	1,000	968
PerkinElmer Inc.	5.000%	11/15/21	165	183
Pfizer Inc.	5.350%	3/15/15	3,235	3,565
Pfizer Inc.	6.200%	3/15/19	1,535	1,943
Pfizer Inc.	7.200%	3/15/39	410	624
Philip Morris International Inc.	6.875%	3/17/14	785	845
Philip Morris International Inc.	1.625%	3/20/17	200	204
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	5.650%	5/16/18	685	833
Philip Morris International Inc.	4.125%	5/17/21	370	418
Philip Morris International Inc.	6.375%	5/16/38	825	1,119
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,690
Philip Morris International Inc.	4.500%	3/20/42	175	188
Philip Morris International Inc.	3.875%	8/21/42	75	74
5 Procter & Gamble - Esop	9.360%	1/1/21	839	1,116
Procter & Gamble Co.	0.700%	8/15/14	410	412
Procter & Gamble Co.	4.950%	8/15/14	100	107
Procter & Gamble Co.	3.500%	2/15/15	525	557
Procter & Gamble Co.	4.700%	2/15/19	485	574
Procter & Gamble Co.	6.450%	1/15/26	600	830
Procter & Gamble Co.	5.550%	3/5/37	805	1,079
Quest Diagnostics Inc.	5.450%	11/1/15	250	278
Quest Diagnostics Inc.	4.700%	4/1/21	465	520
Ralcorp Holdings Inc.	6.625%	8/15/39	600	725
Reynolds American Inc.	1.050%	10/30/15	250	250
Reynolds American Inc.	6.750%	6/15/17	100	121
Reynolds American Inc.	7.750%	6/1/18	500	642
Reynolds American Inc.	3.250%	11/1/22	150	151
Reynolds American Inc.	4.750%	11/1/42	150	151
Safeway Inc.	6.250%	3/15/14	300	317
Safeway Inc.	3.400%	12/1/16	50	52
Safeway Inc.	3.950%	8/15/20	1,255	1,244
Safeway Inc.	4.750%	12/1/21	25	26
Safeway Inc.	7.250%	2/1/31	50	54
Sanofi	1.625%	3/28/14	125	127
Sanofi	2.625%	3/29/16	1,400	1,474
Sanofi	4.000%	3/29/21	1,110	1,260
St. Jude Medical Inc.	3.750%	7/15/14	425	445
St. Jude Medical Inc.	4.875%	7/15/19	75	86
Stryker Corp.	3.000%	1/15/15	100	105
Stryker Corp.	2.000%	9/30/16	315	328
Stryker Corp.	4.375%	1/15/20	100	113
Sysco Corp.	5.250%	2/12/18	300	357
Sysco Corp.	5.375%	9/21/35	500	613
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	407
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	198
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	275	277
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	236
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	363
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	270	276
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	151
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	105
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	422
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,538
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	560

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tyson Foods Inc.	4.500%	6/15/22	700	759
Unilever Capital Corp.	3.650%	2/15/14	275	285
Unilever Capital Corp.	2.750%	2/10/16	500	529
Unilever Capital Corp.	4.800%	2/15/19	150	177
Unilever Capital Corp.	4.250%	2/10/21	805	928
UST LLC	5.750%	3/1/18	250	297
Watson Pharmaceuticals Inc.	1.875%	10/1/17	250	253
Watson Pharmaceuticals Inc.	3.250%	10/1/22	1,950	1,996
Watson Pharmaceuticals Inc.	4.625%	10/1/42	100	104
Whirlpool Corp.	5.500%	3/1/13	250	252
Whirlpool Corp.	4.700%	6/1/22	325	346
Wyeth LLC	5.500%	2/15/16	410	468
Wyeth LLC	6.450%	2/1/24	800	1,084
Wyeth LLC	6.500%	2/1/34	500	684
Wyeth LLC	6.000%	2/15/36	1,225	1,603
Wyeth LLC	5.950%	4/1/37	460	611
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	233
Zimmer Holdings Inc.	3.375%	11/30/21	25	26
Zimmer Holdings Inc.	5.750%	11/30/39	400	488
Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	971
Anadarko Petroleum Corp.	7.625%	3/15/14	300	324
Anadarko Petroleum Corp.	5.750%	6/15/14	125	133
Anadarko Petroleum Corp.	5.950%	9/15/16	1,495	1,719
Anadarko Petroleum Corp.	6.375%	9/15/17	275	328
Anadarko Petroleum Corp.	6.950%	6/15/19	50	63
Anadarko Petroleum Corp.	6.450%	9/15/36	650	808
Anadarko Petroleum Corp.	7.950%	6/15/39	125	180
Anadarko Petroleum Corp.	6.200%	3/15/40	910	1,128
Apache Corp.	5.625%	1/15/17	75	88
Apache Corp.	1.750%	4/15/17	300	307
Apache Corp.	6.900%	9/15/18	500	636
Apache Corp.	3.625%	2/1/21	965	1,050
Apache Corp.	3.250%	4/15/22	425	450
Apache Corp.	6.000%	1/15/37	725	912
Apache Corp.	5.100%	9/1/40	100	114
Apache Corp.	4.750%	4/15/43	900	974
Apache Finance Canada Corp.	7.750%	12/15/29	225	320
Baker Hughes Inc.	3.200%	8/15/21	205	218
Baker Hughes Inc.	6.875%	1/15/29	400	549
Baker Hughes Inc.	5.125%	9/15/40	795	951
BJ Services Co.	6.000%	6/1/18	100	122
BP Capital Markets plc	3.625%	5/8/14	300	312
BP Capital Markets plc	3.875%	3/10/15	250	267
BP Capital Markets plc	3.125%	10/1/15	800	849
BP Capital Markets plc	3.200%	3/11/16	1,830	1,951
BP Capital Markets plc	1.846%	5/5/17	1,375	1,405
BP Capital Markets plc	1.375%	11/6/17	250	250
BP Capital Markets plc	4.750%	3/10/19	600	694
BP Capital Markets plc	4.500%	10/1/20	950	1,095
BP Capital Markets plc	4.742%	3/11/21	1,260	1,473
BP Capital Markets plc	3.561%	11/1/21	1,050	1,130
BP Capital Markets plc	3.245%	5/6/22	50	53
BP Capital Markets plc	2.500%	11/6/22	150	148
Burlington Resources Finance Co.	7.400%	12/1/31	600	854
Cameron International Corp.	1.600%	4/30/15	350	354
Cameron International Corp.	3.600%	4/30/22	775	807
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	406
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	188
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	727
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	133
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	674

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	509
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	550
Cenovus Energy Inc.	4.500%	9/15/14	410	435
Cenovus Energy Inc.	5.700%	10/15/19	475	579
Cenovus Energy Inc.	3.000%	8/15/22	100	102
Cenovus Energy Inc.	6.750%	11/15/39	750	1,013
Cenovus Energy Inc.	4.450%	9/15/42	325	339
Chevron Corp.	4.950%	3/3/19	475	566
Chevron Corp.	2.355%	12/5/22	1,625	1,630
ConocoPhillips	4.750%	2/1/14	66	69
ConocoPhillips	4.600%	1/15/15	1,610	1,739
ConocoPhillips	5.750%	2/1/19	1,985	2,446
ConocoPhillips	6.000%	1/15/20	330	418
ConocoPhillips	5.900%	10/15/32	150	191
ConocoPhillips	5.900%	5/15/38	305	401
ConocoPhillips	6.500%	2/1/39	410	580
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	507
ConocoPhillips Holding Co.	6.950%	4/15/29	275	382
Devon Energy Corp.	5.625%	1/15/14	525	552
Devon Energy Corp.	2.400%	7/15/16	100	104
Devon Energy Corp.	4.000%	7/15/21	975	1,078
Devon Energy Corp.	7.950%	4/15/32	25	37
Devon Energy Corp.	5.600%	7/15/41	1,310	1,554
Devon Financing Corp. LLC	7.875%	9/30/31	425	617
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	110
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	93
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	288
Encana Corp.	3.900%	11/15/21	890	971
Encana Corp.	7.200%	11/1/31	625	796
Encana Corp.	5.150%	11/15/41	50	54
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	53
EOG Resources Inc.	2.500%	2/1/16	1,495	1,563
EOG Resources Inc.	5.625%	6/1/19	275	337
EOG Resources Inc.	4.100%	2/1/21	150	171
EOG Resources Inc.	2.625%	3/15/23	500	502
EQT Corp.	8.125%	6/1/19	400	494
FMC Technologies Inc.	2.000%	10/1/17	200	202
FMC Technologies Inc.	3.450%	10/1/22	125	128
Halliburton Co.	3.250%	11/15/21	40	43
Halliburton Co.	6.700%	9/15/38	80	111
Halliburton Co.	7.450%	9/15/39	450	681
Halliburton Co.	4.500%	11/15/41	730	813
Hess Corp.	8.125%	2/15/19	1,395	1,836
Hess Corp.	7.875%	10/1/29	150	208
Hess Corp.	7.125%	3/15/33	375	499
Hess Corp.	5.600%	2/15/41	400	470
Husky Energy Inc.	7.250%	12/15/19	505	657
Husky Energy Inc.	3.950%	4/15/22	775	832
Husky Energy Inc.	6.800%	9/15/37	100	132
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,263
Kerr-McGee Corp.	7.875%	9/15/31	150	198
Marathon Oil Corp.	0.900%	11/1/15	400	400
Marathon Oil Corp.	6.000%	10/1/17	100	120
Marathon Oil Corp.	2.800%	11/1/22	425	427
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,406
Marathon Petroleum Corp.	3.500%	3/1/16	400	427
Marathon Petroleum Corp.	5.125%	3/1/21	750	882
Marathon Petroleum Corp.	6.500%	3/1/41	150	189
Murphy Oil Corp.	2.500%	12/1/17	575	578
Murphy Oil Corp.	4.000%	6/1/22	150	151
Murphy Oil Corp.	5.125%	12/1/42	275	267
Nabors Industries Inc.	6.150%	2/15/18	870	1,024
Nabors Industries Inc.	9.250%	1/15/19	600	794
Nabors Industries Inc.	5.000%	9/15/20	100	109

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Oilwell Varco Inc.	1.350%	12/1/17	300	302
National Oilwell Varco Inc.	2.600%	12/1/22	1,075	1,089
National Oilwell Varco Inc.	3.950%	12/1/42	400	404
Nexen Inc.	7.875%	3/15/32	100	142
Nexen Inc.	5.875%	3/10/35	410	507
Nexen Inc.	6.400%	5/15/37	200	260
Nexen Inc.	7.500%	7/30/39	625	907
Noble Energy Inc.	8.250%	3/1/19	965	1,266
Noble Energy Inc.	4.150%	12/15/21	375	412
Noble Energy Inc.	6.000%	3/1/41	75	90
Noble Holding International Ltd.	3.450%	8/1/15	75	79
Noble Holding International Ltd.	3.050%	3/1/16	310	324
Noble Holding International Ltd.	2.500%	3/15/17	225	233
Noble Holding International Ltd.	4.900%	8/1/20	200	225
Noble Holding International Ltd.	3.950%	3/15/22	100	105
Noble Holding International Ltd.	6.200%	8/1/40	200	236
Noble Holding International Ltd.	6.050%	3/1/41	300	350
Noble Holding International Ltd.	5.250%	3/15/42	225	239
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,283
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,657
Occidental Petroleum Corp.	4.100%	2/1/21	200	228
Occidental Petroleum Corp.	3.125%	2/15/22	750	796
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	7.875%	6/15/26	100	144
Petro-Canada	5.350%	7/15/33	450	503
Petro-Canada	5.950%	5/15/35	500	609
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,128
8 Phillips 66	1.950%	3/5/15	325	332
8 Phillips 66	2.950%	5/1/17	875	925
8 Phillips 66	4.300%	4/1/22	675	755
8 Phillips 66	5.875%	5/1/42	425	508
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,130
Pride International Inc.	6.875%	8/15/20	1,400	1,766
Rowan Cos. Inc.	5.000%	9/1/17	500	557
Rowan Cos. Inc.	7.875%	8/1/19	125	155
Shell International Finance BV	4.000%	3/21/14	600	627
Shell International Finance BV	3.100%	6/28/15	1,075	1,140
Shell International Finance BV	3.250%	9/22/15	200	214
Shell International Finance BV	0.625%	12/4/15	275	276
Shell International Finance BV	5.200%	3/22/17	300	352
Shell International Finance BV	1.125%	8/21/17	600	603
Shell International Finance BV	4.300%	9/22/19	1,000	1,154
Shell International Finance BV	4.375%	3/25/20	275	319
Shell International Finance BV	2.375%	8/21/22	800	804
Shell International Finance BV	2.250%	1/6/23	175	172
Shell International Finance BV	6.375%	12/15/38	820	1,144
Shell International Finance BV	5.500%	3/25/40	750	960
Shell International Finance BV	3.625%	8/21/42	450	445
Southwestern Energy Co.	4.100%	3/15/22	200	215
Suncor Energy Inc.	6.100%	6/1/18	100	123
Suncor Energy Inc.	6.500%	6/15/38	2,070	2,789
Suncor Energy Inc.	6.850%	6/1/39	610	835
Talisman Energy Inc.	5.125%	5/15/15	100	108
Talisman Energy Inc.	7.750%	6/1/19	615	795
Talisman Energy Inc.	3.750%	2/1/21	350	376
Talisman Energy Inc.	6.250%	2/1/38	500	601
Tosco Corp.	8.125%	2/15/30	1,150	1,698
Total Capital Canada Ltd.	1.625%	1/28/14	575	582
Total Capital International SA	1.550%	6/28/17	875	888
Total Capital International SA	2.875%	2/17/22	800	834
Total Capital International SA	2.700%	1/25/23	200	203
Total Capital SA	3.000%	6/24/15	575	607
Total Capital SA	2.300%	3/15/16	1,060	1,103
Total Capital SA	4.450%	6/24/20	425	493

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Total Capital SA	4.125%	1/28/21	512	582
Transocean Inc.	4.950%	11/15/15	2,025	2,216
Transocean Inc.	2.500%	10/15/17	100	101
Transocean Inc.	6.000%	3/15/18	925	1,085
Transocean Inc.	6.500%	11/15/20	200	242
Transocean Inc.	3.800%	10/15/22	325	334
Transocean Inc.	7.500%	4/15/31	300	373
Valero Energy Corp.	4.500%	2/1/15	75	80
Valero Energy Corp.	6.125%	6/15/17	213	254
Valero Energy Corp.	6.125%	2/1/20	150	182
Valero Energy Corp.	7.500%	4/15/32	875	1,120
Valero Energy Corp.	6.625%	6/15/37	855	1,052
Weatherford International Inc.	6.800%	6/15/37	400	436
Weatherford International Ltd.	6.000%	3/15/18	400	458
Weatherford International Ltd.	9.625%	3/1/19	775	1,010
Weatherford International Ltd.	4.500%	4/15/22	775	819
Weatherford International Ltd.	6.500%	8/1/36	800	893
XTO Energy Inc.	6.250%	8/1/17	400	496
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/2111	700	760
Cintas Corp. No 2	6.125%	12/1/17	400	479
Cintas Corp. No 2	3.250%	6/1/22	150	154
Fluor Corp.	3.375%	9/15/21	150	158
Massachusetts Institute of Technology GO	5.600%	7/1/2111	400	582
8 URS Corp.	5.000%	4/1/22	325	335
Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	210
Adobe Systems Inc.	4.750%	2/1/20	325	364
Agilent Technologies Inc.	5.500%	9/14/15	550	612
Agilent Technologies Inc.	6.500%	11/1/17	350	423
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,303
Altera Corp.	1.750%	5/15/17	150	154
Amphenol Corp.	4.750%	11/15/14	200	213
Amphenol Corp.	4.000%	2/1/22	75	79
Analog Devices Inc.	5.000%	7/1/14	175	187
Analog Devices Inc.	3.000%	4/15/16	50	53
Applied Materials Inc.	2.650%	6/15/16	75	79
Applied Materials Inc.	4.300%	6/15/21	685	763
Applied Materials Inc.	5.850%	6/15/41	125	153
Arrow Electronics Inc.	3.375%	11/1/15	600	623
Autodesk Inc.	1.950%	12/15/17	50	50
Autodesk Inc.	3.600%	12/15/22	100	100
BMC Software Inc.	7.250%	6/1/18	175	208
BMC Software Inc.	4.500%	12/1/22	25	26
Broadcom Corp.	1.500%	11/1/13	100	101
Broadcom Corp.	2.700%	11/1/18	515	551
8 Broadcom Corp.	2.500%	8/15/22	600	594
CA Inc.	6.125%	12/1/14	500	545
CA Inc.	5.375%	12/1/19	205	234
Cisco Systems Inc.	1.625%	3/14/14	2,360	2,396
Cisco Systems Inc.	5.500%	2/22/16	500	572
Cisco Systems Inc.	4.950%	2/15/19	125	148
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,640
Cisco Systems Inc.	5.900%	2/15/39	425	553
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,532
Computer Sciences Corp.	6.500%	3/15/18	125	146
Corning Inc.	6.625%	5/15/19	50	64
Corning Inc.	4.700%	3/15/37	850	877
Corning Inc.	5.750%	8/15/40	340	401
Dell Inc.	2.100%	4/1/14	80	81
Dell Inc.	2.300%	9/10/15	75	77
Dell Inc.	3.100%	4/1/16	320	337
Dell Inc.	5.650%	4/15/18	900	1,044

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dell Inc.	5.875%	6/15/19	175	204
Dun & Bradstreet Corp.	2.875%	11/15/15	150	153
Equifax Inc.	6.300%	7/1/17	125	146
Fiserv Inc.	3.125%	10/1/15	150	158
Fiserv Inc.	3.125%	6/15/16	585	614
Fiserv Inc.	6.800%	11/20/17	475	573
Google Inc.	1.250%	5/19/14	330	334
GOOGLE Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	391
Harris Corp.	5.000%	10/1/15	425	468
Harris Corp.	6.150%	12/15/40	25	30
Hewlett-Packard Co.	6.125%	3/1/14	3,050	3,199
Hewlett-Packard Co.	1.550%	5/30/14	750	750
Hewlett-Packard Co.	2.125%	9/13/15	575	576
Hewlett-Packard Co.	2.200%	12/1/15	75	75
Hewlett-Packard Co.	2.650%	6/1/16	150	150
Hewlett-Packard Co.	3.000%	9/15/16	325	328
Hewlett-Packard Co.	5.400%	3/1/17	225	242
Hewlett-Packard Co.	2.600%	9/15/17	400	392
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,112
Hewlett-Packard Co.	3.750%	12/1/20	700	679
Hewlett-Packard Co.	4.300%	6/1/21	150	148
Hewlett-Packard Co.	4.375%	9/15/21	650	644
Hewlett-Packard Co.	4.650%	12/9/21	675	676
Hewlett-Packard Co.	6.000%	9/15/41	610	598
Intel Corp.	1.950%	10/1/16	225	232
Intel Corp.	1.350%	12/15/17	700	700
Intel Corp.	3.300%	10/1/21	200	211
Intel Corp.	2.700%	12/15/22	700	699
Intel Corp.	4.000%	12/15/32	475	470
Intel Corp.	4.800%	10/1/41	955	1,043
Intel Corp.	4.250%	12/15/42	775	779
International Business Machines Corp.	0.875%	10/31/14	325	328
International Business Machines Corp.	0.550%	2/6/15	800	799
International Business Machines Corp.	2.000%	1/5/16	275	285
International Business Machines Corp.	1.950%	7/22/16	300	311
International Business Machines Corp.	1.250%	2/6/17	1,150	1,162
International Business Machines Corp.	5.700%	9/14/17	4,000	4,825
International Business Machines Corp.	1.875%	5/15/19	50	51
International Business Machines Corp.	2.900%	11/1/21	200	211
International Business Machines Corp.	5.600%	11/30/39	1,114	1,429
International Business Machines Corp.	4.000%	6/20/42	423	447
Juniper Networks Inc.	3.100%	3/15/16	75	78
Juniper Networks Inc.	4.600%	3/15/21	360	385
Juniper Networks Inc.	5.950%	3/15/41	150	172
KLA-Tencor Corp.	6.900%	5/1/18	325	392
Lexmark International Inc.	6.650%	6/1/18	375	411
Microsoft Corp.	2.950%	6/1/14	985	1,022
Microsoft Corp.	1.625%	9/25/15	200	206
Microsoft Corp.	4.200%	6/1/19	460	530
Microsoft Corp.	3.000%	10/1/20	250	270
Microsoft Corp.	2.125%	11/15/22	225	222
Microsoft Corp.	5.200%	6/1/39	629	770
Microsoft Corp.	4.500%	10/1/40	125	139
Microsoft Corp.	5.300%	2/8/41	600	751
Microsoft Corp.	3.500%	11/15/42	625	600
Motorola Solutions Inc.	3.750%	5/15/22	400	408
Motorola Solutions Inc.	7.500%	5/15/25	75	94
Oracle Corp.	5.250%	1/15/16	1,900	2,148
Oracle Corp.	1.200%	10/15/17	500	503
Oracle Corp.	5.750%	4/15/18	1,415	1,727
Oracle Corp.	5.000%	7/8/19	1,175	1,411
Oracle Corp.	2.500%	10/15/22	675	680
Oracle Corp.	6.125%	7/8/39	645	858

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	5.375%	7/15/40	1,125	1,392
Pitney Bowes Inc.	4.875%	8/15/14	435	456
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,339
SAIC Inc.	4.450%	12/1/20	485	526
SAIC Inc.	5.950%	12/1/40	75	80
Science Applications International Corp.	5.500%	7/1/33	100	98
Symantec Corp.	2.750%	9/15/15	50	52
Symantec Corp.	2.750%	6/15/17	500	515
Symantec Corp.	4.200%	9/15/20	75	79
Symantec Corp.	3.950%	6/15/22	400	406
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	156
Texas Instruments Inc.	1.375%	5/15/14	310	314
Texas Instruments Inc.	0.450%	8/3/15	300	299
Texas Instruments Inc.	2.375%	5/16/16	175	183
Texas Instruments Inc.	1.650%	8/3/19	500	498
Tyco Electronics Group SA	6.550%	10/1/17	355	427
Tyco Electronics Group SA	7.125%	10/1/37	600	791
Verisk Analytics Inc.	4.125%	9/12/22	300	307
Xerox Corp.	8.250%	5/15/14	300	327
Xerox Corp.	4.250%	2/15/15	495	521
Xerox Corp.	6.400%	3/15/16	375	423
Xerox Corp.	6.750%	2/1/17	350	407
Xerox Corp.	2.950%	3/15/17	325	333
Xerox Corp.	6.350%	5/15/18	555	642
Xerox Corp.	5.625%	12/15/19	550	614
Xerox Corp.	4.500%	5/15/21	585	618
Transportation (0.2%)
5 American Airlines 2009-1A Pass Through Trust	10.375%	1/2/21	107	112
5 American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	165	171
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	88
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	298
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	457
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	442
Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	412
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	412
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	950
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	159
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	424
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	502
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	600
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	209
Canadian National Railway Co.	1.450%	12/15/16	925	941
Canadian National Railway Co.	5.550%	3/1/19	265	321
Canadian National Railway Co.	2.850%	12/15/21	550	576
Canadian National Railway Co.	6.250%	8/1/34	350	474
Canadian National Railway Co.	6.200%	6/1/36	350	477
Canadian National Railway Co.	6.375%	11/15/37	500	710
Canadian Pacific Railway Co.	7.125%	10/15/31	450	590
Canadian Pacific Railway Co.	5.950%	5/15/37	250	301
Canadian Pacific Railway Ltd.	5.750%	1/15/42	25	30
Con-way Inc.	6.700%	5/1/34	350	371
5 Continental Airlines 1998-1 Class A Pass Through
Trust	6.648%	3/15/19	398	424
5 Continental Airlines 2009-2 Class A Pass Through
Trust	7.250%	11/10/19	131	152
5 Continental Airlines 2012-1 Class A Pass Through
Trust	4.150%	10/11/25	1,250	1,319
5 Continental Airlines 2012-2 Class A Pass Through
Trust	4.000%	4/29/26	50	53
CSX Corp.	5.600%	5/1/17	25	29
CSX Corp.	7.900%	5/1/17	126	158
CSX Corp.	6.250%	3/15/18	725	885
CSX Corp.	7.375%	2/1/19	1,050	1,333

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CSX Corp.	3.700%	10/30/20	205	221
CSX Corp.	6.220%	4/30/40	174	223
CSX Corp.	5.500%	4/15/41	425	501
CSX Corp.	4.750%	5/30/42	1,420	1,513
CSX Corp.	4.100%	3/15/44	800	784
5 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	213	238
5 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	556	641
5 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	87	95
5 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	5/7/20	75	80
FedEx Corp.	8.000%	1/15/19	125	165
FedEx Corp.	2.625%	8/1/22	50	50
FedEx Corp.	3.875%	8/1/42	200	195
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	464
Norfolk Southern Corp.	5.750%	1/15/16	175	199
Norfolk Southern Corp.	7.700%	5/15/17	400	505
Norfolk Southern Corp.	5.750%	4/1/18	100	119
Norfolk Southern Corp.	5.900%	6/15/19	835	1,017
Norfolk Southern Corp.	3.250%	12/1/21	25	26
8 Norfolk Southern Corp.	2.903%	2/15/23	280	282
Norfolk Southern Corp.	5.590%	5/17/25	14	17
Norfolk Southern Corp.	4.837%	10/1/41	665	742
Norfolk Southern Corp.	3.950%	10/1/42	525	517
Norfolk Southern Corp.	6.000%	5/23/2111	650	788
Norfolk Southern Railway Co.	9.750%	6/15/20	116	165
5 Northwest Airlines 2007-1 Class A Pass Through Trusts	7.027%	11/1/19	272	302
Ryder System Inc.	5.850%	3/1/14	250	263
Ryder System Inc.	3.150%	3/2/15	685	709
Ryder System Inc.	3.600%	3/1/16	400	420
Ryder System Inc.	5.850%	11/1/16	75	85
Southwest Airlines Co.	5.250%	10/1/14	115	123
Southwest Airlines Co.	5.750%	12/15/16	200	226
Southwest Airlines Co.	5.125%	3/1/17	400	442
5 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	121	142
Union Pacific Corp.	7.125%	2/1/28	910	1,242
Union Pacific Corp.	6.625%	2/1/29	200	270
Union Pacific Corp.	5.780%	7/15/40	175	221
Union Pacific Corp.	4.750%	9/15/41	750	839
United Parcel Service Inc.	3.875%	4/1/14	50	52
United Parcel Service Inc.	1.125%	10/1/17	800	800
United Parcel Service Inc.	5.125%	4/1/19	175	212
United Parcel Service Inc.	3.125%	1/15/21	965	1,038
United Parcel Service Inc.	2.450%	10/1/22	175	175
United Parcel Service Inc.	6.200%	1/15/38	760	1,017
United Parcel Service Inc.	3.625%	10/1/42	175	171
5 US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	75	76
				837,011
Utilities (1.0%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	510
Alabama Power Co.	5.500%	10/15/17	550	657
Alabama Power Co.	4.100%	1/15/42	1,000	1,024
Alabama Power Co.	3.850%	12/1/42	125	124
Ameren Illinois Co.	6.125%	11/15/17	25	30
Ameren Illinois Co.	2.700%	9/1/22	1,200	1,199
American Electric Power Co. Inc.	1.650%	12/15/17	325	326
Appalachian Power Co.	5.800%	10/1/35	100	117
Appalachian Power Co.	6.700%	8/15/37	500	650
Appalachian Power Co.	7.000%	4/1/38	260	351
Arizona Public Service Co.	5.800%	6/30/14	50	54
Arizona Public Service Co.	4.650%	5/15/15	275	298
Arizona Public Service Co.	5.500%	9/1/35	550	663
Arizona Public Service Co.	4.500%	4/1/42	25	27
Carolina Power & Light Co.	5.300%	1/15/19	675	809

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Carolina Power & Light Co.	3.000%	9/15/21	750	781
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	247
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	668
Cleco Power LLC	6.000%	12/1/40	175	207
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	570
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	251
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	898
Commonwealth Edison Co.	1.625%	1/15/14	125	126
Commonwealth Edison Co.	5.950%	8/15/16	900	1,051
Commonwealth Edison Co.	1.950%	9/1/16	615	633
Commonwealth Edison Co.	6.150%	9/15/17	600	727
Commonwealth Edison Co.	5.800%	3/15/18	150	182
Commonwealth Edison Co.	5.900%	3/15/36	100	128
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,406
Connecticut Light & Power Co.	6.350%	6/1/36	250	332
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	232	246
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	709
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,242
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	358
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,103
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	530
Constellation Energy Group Inc.	4.550%	6/15/15	175	189
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,707
Consumers Energy Co.	6.700%	9/15/19	495	642
Consumers Energy Co.	2.850%	5/15/22	1,150	1,193
Delmarva Power & Light Co.	4.000%	6/1/42	225	236
Detroit Edison Co.	3.450%	10/1/20	410	448
Detroit Edison Co.	3.900%	6/1/21	100	111
Detroit Edison Co.	2.650%	6/15/22	50	51
Detroit Edison Co.	5.700%	10/1/37	125	158
Detroit Edison Co.	3.950%	6/15/42	900	923
Dominion Resources Inc.	1.800%	3/15/14	100	101
Dominion Resources Inc.	2.250%	9/1/15	750	778
Dominion Resources Inc.	1.950%	8/15/16	910	940
Dominion Resources Inc.	5.600%	11/15/16	470	549
Dominion Resources Inc.	1.400%	9/15/17	100	100
Dominion Resources Inc.	6.000%	11/30/17	550	662
Dominion Resources Inc.	4.450%	3/15/21	125	144
Dominion Resources Inc.	2.750%	9/15/22	100	101
Dominion Resources Inc.	5.250%	8/1/33	200	227
Dominion Resources Inc.	4.900%	8/1/41	550	620
Dominion Resources Inc.	4.050%	9/15/42	325	322
5 Dominion Resources Inc.	7.500%	6/30/66	175	194
Duke Energy Carolinas LLC	4.300%	6/15/20	500	571
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,153
Duke Energy Carolinas LLC	6.000%	12/1/28	300	366
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,389
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
Duke Energy Carolinas LLC	5.300%	2/15/40	710	846
Duke Energy Carolinas LLC	4.000%	9/30/42	425	426
Duke Energy Corp.	3.350%	4/1/15	375	396
Duke Energy Corp.	1.625%	8/15/17	625	629
Duke Energy Corp.	5.050%	9/15/19	175	203
Duke Energy Corp.	3.050%	8/15/22	200	203
Duke Energy Indiana Inc.	5.000%	9/15/13	250	258
Duke Energy Indiana Inc.	3.750%	7/15/20	185	205
Duke Energy Indiana Inc.	4.200%	3/15/42	475	484
El Paso Electric Co.	6.000%	5/15/35	175	218
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,373
Entergy Louisiana LLC	1.875%	12/15/14	200	205
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,426
Exelon Corp.	4.900%	6/15/15	500	544
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,102

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Exelon Generation Co. LLC	4.000%	10/1/20	575	603
8 Exelon Generation Co. LLC	5.600%	6/15/42	121	130
FirstEnergy Corp.	7.375%	11/15/31	615	793
Florida Power & Light Co.	5.550%	11/1/17	75	90
Florida Power & Light Co.	5.950%	10/1/33	100	130
Florida Power & Light Co.	5.625%	4/1/34	225	282
Florida Power & Light Co.	4.950%	6/1/35	50	58
Florida Power & Light Co.	6.200%	6/1/36	50	67
Florida Power & Light Co.	5.850%	5/1/37	560	728
Florida Power & Light Co.	5.950%	2/1/38	175	232
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,560
Florida Power & Light Co.	4.125%	2/1/42	75	78
Florida Power & Light Co.	3.800%	12/15/42	625	631
Florida Power Corp.	5.100%	12/1/15	410	461
Florida Power Corp.	5.650%	6/15/18	50	60
Florida Power Corp.	4.550%	4/1/20	1,375	1,584
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	191
Georgia Power Co.	4.750%	9/1/40	125	136
Iberdrola International BV	6.750%	7/15/36	175	189
5 Integrys Energy Group Inc.	6.110%	12/1/66	300	315
Interstate Power & Light Co.	6.250%	7/15/39	100	131
Jersey Central Power & Light Co.	5.625%	5/1/16	350	397
Jersey Central Power & Light Co.	5.650%	6/1/17	350	407
Jersey Central Power & Light Co.	6.150%	6/1/37	200	251
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	174	199
Kansas City Power & Light Co.	6.050%	11/15/35	200	249
Kansas City Power & Light Co.	5.300%	10/1/41	830	952
Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,059
Kentucky Utilities Co.	3.250%	11/1/20	200	216
LG&E & KU Energy LLC	2.125%	11/15/15	125	128
LG&E & KU Energy LLC	3.750%	11/15/20	150	159
Louisville Gas & Electric Co.	1.625%	11/15/15	300	309
Louisville Gas & Electric Co.	5.125%	11/15/40	100	121
MidAmerican Energy Co.	5.950%	7/15/17	560	676
MidAmerican Energy Co.	6.750%	12/30/31	725	987
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	314
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,519
MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	490
Mississippi Power Co.	4.250%	3/15/42	375	385
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	734
National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	225	227
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	133
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	180
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	625	653
8 National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	670	687
Nevada Power Co.	6.650%	4/1/36	410	551
Nevada Power Co.	5.450%	5/15/41	500	599
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	682
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	239
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	295
Northern States Power Co.	6.200%	7/1/37	250	343
Northern States Power Co.	5.350%	11/1/39	175	218
NSTAR Electric Co.	4.875%	4/15/14	225	237
NSTAR Electric Co.	5.625%	11/15/17	525	633
NSTAR LLC	4.500%	11/15/19	1,245	1,410
Oglethorpe Power Corp.	5.950%	11/1/39	100	124
Oglethorpe Power Corp.	5.375%	11/1/40	380	444
Ohio Edison Co.	6.400%	7/15/16	550	646
Ohio Power Co.	6.000%	6/1/16	480	553
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	192
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	193
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	409
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	254

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	784
Pacific Gas & Electric Co.	4.800%	3/1/14	1,265	1,325
Pacific Gas & Electric Co.	5.625%	11/30/17	250	302
Pacific Gas & Electric Co.	8.250%	10/15/18	275	374
Pacific Gas & Electric Co.	3.500%	10/1/20	410	449
Pacific Gas & Electric Co.	4.250%	5/15/21	225	258
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,585
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,272
Pacific Gas & Electric Co.	5.400%	1/15/40	500	598
Pacific Gas & Electric Co.	4.450%	4/15/42	600	643
PacifiCorp	5.250%	6/15/35	475	559
PacifiCorp	5.750%	4/1/37	410	517
PacifiCorp	6.250%	10/15/37	600	806
PacifiCorp	4.100%	2/1/42	350	359
Peco Energy Co.	5.350%	3/1/18	125	150
Pennsylvania Electric Co.	6.050%	9/1/17	75	88
Pennsylvania Electric Co.	5.200%	4/1/20	205	237
Pepco Holdings Inc.	2.700%	10/1/15	680	705
PPL Electric Utilities Corp.	3.000%	9/15/21	410	434
PPL Electric Utilities Corp.	6.250%	5/15/39	100	136
PPL Electric Utilities Corp.	5.200%	7/15/41	700	839
PPL Energy Supply LLC	6.200%	5/15/16	68	78
Progress Energy Inc.	6.050%	3/15/14	100	106
Progress Energy Inc.	5.625%	1/15/16	205	232
Progress Energy Inc.	3.150%	4/1/22	500	508
Progress Energy Inc.	7.750%	3/1/31	625	861
Progress Energy Inc.	6.000%	12/1/39	410	497
PSEG Power LLC	5.500%	12/1/15	450	502
PSEG Power LLC	5.320%	9/15/16	615	694
PSEG Power LLC	5.125%	4/15/20	150	171
PSEG Power LLC	4.150%	9/15/21	50	54
Public Service Co. of Colorado	5.800%	8/1/18	100	122
Public Service Co. of Colorado	5.125%	6/1/19	175	211
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,090
Public Service Co. of Colorado	6.250%	9/1/37	300	411
Public Service Co. of Colorado	3.600%	9/15/42	225	218
Public Service Co. of Oklahoma	5.150%	12/1/19	600	691
Public Service Co. of Oklahoma	4.400%	2/1/21	500	570
Public Service Co. of Oklahoma	6.625%	11/15/37	275	356
Public Service Electric & Gas Co.	2.700%	5/1/15	225	235
Public Service Electric & Gas Co.	5.500%	3/1/40	300	378
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,564
Puget Sound Energy Inc.	5.483%	6/1/35	100	120
Puget Sound Energy Inc.	6.274%	3/15/37	500	666
Puget Sound Energy Inc.	5.757%	10/1/39	495	628
Puget Sound Energy Inc.	4.434%	11/15/41	275	301
San Diego Gas & Electric Co.	5.300%	11/15/15	100	113
San Diego Gas & Electric Co.	5.350%	5/15/35	100	124
San Diego Gas & Electric Co.	5.350%	5/15/40	500	635
San Diego Gas & Electric Co.	4.500%	8/15/40	255	286
SCANA Corp.	4.750%	5/15/21	205	225
SCANA Corp.	4.125%	2/1/22	1,125	1,178
Sierra Pacific Power Co.	6.000%	5/15/16	525	608
Sierra Pacific Power Co.	6.750%	7/1/37	400	552
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	591
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	194
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	122
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	211
Southern California Edison Co.	4.650%	4/1/15	775	845
Southern California Edison Co.	5.000%	1/15/16	275	309
Southern California Edison Co.	3.875%	6/1/21	350	395
Southern California Edison Co.	6.650%	4/1/29	225	296
Southern California Edison Co.	5.750%	4/1/35	508	648
Southern California Edison Co.	5.350%	7/15/35	800	974

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	4.500%	9/1/40	205	230
Southern California Edison Co.	4.050%	3/15/42	425	443
Southern Co.	1.950%	9/1/16	410	422
Southern Power Co.	4.875%	7/15/15	1,325	1,451
Southern Power Co.	5.150%	9/15/41	1,210	1,354
Southwestern Electric Power Co.	6.450%	1/15/19	250	304
Southwestern Electric Power Co.	6.200%	3/15/40	75	93
Tampa Electric Co.	2.600%	9/15/22	75	75
Tampa Electric Co.	6.550%	5/15/36	375	528
TECO Finance Inc.	4.000%	3/15/16	100	107
TECO Finance Inc.	6.572%	11/1/17	330	398
TECO Finance Inc.	5.150%	3/15/20	125	146
TransAlta Corp.	6.650%	5/15/18	100	115
Tucson Electric Power Co.	5.150%	11/15/21	130	145
UIL Holdings Corp.	4.625%	10/1/20	100	107
Union Electric Co.	6.700%	2/1/19	235	296
Virginia Electric & Power Co.	5.400%	1/15/16	700	796
Virginia Electric & Power Co.	6.000%	5/15/37	550	726
Virginia Electric & Power Co.	8.875%	11/15/38	100	170
Westar Energy Inc.	4.125%	3/1/42	525	546
Wisconsin Electric Power Co.	6.000%	4/1/14	550	586
Wisconsin Electric Power Co.	4.250%	12/15/19	175	201
Wisconsin Electric Power Co.	2.950%	9/15/21	635	664
Wisconsin Electric Power Co.	5.625%	5/15/33	200	248
5 Wisconsin Energy Corp.	6.250%	5/15/67	525	564
Wisconsin Power & Light Co.	5.000%	7/15/19	25	30
Wisconsin Power & Light Co.	2.250%	11/15/22	275	272
Wisconsin Power & Light Co.	6.375%	8/15/37	300	413
Wisconsin Public Service Corp.	3.671%	12/1/42	75	74
Xcel Energy Inc.	5.613%	4/1/17	631	737
Xcel Energy Inc.	4.700%	5/15/20	305	354
Xcel Energy Inc.	6.500%	7/1/36	635	853
Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,356
AGL Capital Corp.	5.875%	3/15/41	125	163
Atmos Energy Corp.	8.500%	3/15/19	250	335
Atmos Energy Corp.	5.500%	6/15/41	800	988
Boardwalk Pipelines LP	5.500%	2/1/17	200	222
Boardwalk Pipelines LP	3.375%	2/1/23	325	319
British Transco Finance Inc.	6.625%	6/1/18	430	531
Buckeye Partners LP	4.875%	2/1/21	650	675
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	582
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	301
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	94
DCP Midstream Operating LP	3.250%	10/1/15	175	181
DCP Midstream Operating LP	2.500%	12/1/17	225	225
DCP Midstream Operating LP	4.950%	4/1/22	75	80
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	820
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	1,000	1,215
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	150	147
Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,415
Energy Transfer Partners LP	5.950%	2/1/15	630	690
Energy Transfer Partners LP	6.125%	2/15/17	300	348
Energy Transfer Partners LP	9.000%	4/15/19	254	333
Energy Transfer Partners LP	4.650%	6/1/21	545	597
Energy Transfer Partners LP	5.200%	2/1/22	75	85
Energy Transfer Partners LP	6.625%	10/15/36	150	176
Energy Transfer Partners LP	7.500%	7/1/38	500	641
Energy Transfer Partners LP	6.050%	6/1/41	150	171
Energy Transfer Partners LP	6.500%	2/1/42	725	884
9 Enron Corp.	9.125%	4/1/03	700	—
9 Enron Corp.	7.125%	5/15/07	300	—
9 Enron Corp.	6.875%	10/15/07	1,000	—

\

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,285
Enterprise Products Operating LLC	6.300%	9/15/17	175	212
Enterprise Products Operating LLC	6.650%	4/15/18	50	62
Enterprise Products Operating LLC	6.500%	1/31/19	50	63
Enterprise Products Operating LLC	5.200%	9/1/20	410	490
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,741
Enterprise Products Operating LLC	7.550%	4/15/38	450	626
Enterprise Products Operating LLC	5.950%	2/1/41	495	596
Enterprise Products Operating LLC	4.850%	8/15/42	850	907
KeySpan Corp.	8.000%	11/15/30	200	274
KeySpan Corp.	5.803%	4/1/35	250	292
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	512
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,058
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	897
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	900
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	189
Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	481
Kinder Morgan Energy Partners LP	3.450%	2/15/23	175	180
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	228
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	345
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	247
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	439
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	469
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,250
Kinder Morgan Energy Partners LP	5.000%	8/15/42	175	184
Magellan Midstream Partners LP	5.650%	10/15/16	560	642
Magellan Midstream Partners LP	6.550%	7/15/19	625	772
Magellan Midstream Partners LP	4.200%	12/1/42	450	433
National Grid plc	6.300%	8/1/16	275	320
Nisource Finance Corp.	5.400%	7/15/14	300	321
Nisource Finance Corp.	6.400%	3/15/18	615	745
Nisource Finance Corp.	6.800%	1/15/19	750	922
Nisource Finance Corp.	6.125%	3/1/22	450	540
Nisource Finance Corp.	6.250%	12/15/40	400	475
ONEOK Inc.	5.200%	6/15/15	300	326
ONEOK Inc.	4.250%	2/1/22	750	813
ONEOK Inc.	6.000%	6/15/35	440	509
ONEOK Partners LP	3.250%	2/1/16	50	53
ONEOK Partners LP	6.150%	10/1/16	410	477
ONEOK Partners LP	2.000%	10/1/17	625	633
ONEOK Partners LP	8.625%	3/1/19	400	535
ONEOK Partners LP	3.375%	10/1/22	250	255
ONEOK Partners LP	6.650%	10/1/36	1,025	1,268
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	959
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	62
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	169
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,303
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	262
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	50	50
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	2.000%	3/15/14	475	482
Sempra Energy	6.500%	6/1/16	615	722
Sempra Energy	6.150%	6/15/18	750	922
Sempra Energy	6.000%	10/15/39	705	890
Southern California Gas Co.	5.750%	11/15/35	25	32
8 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	176
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,385
Spectra Energy Capital LLC	5.668%	8/15/14	400	429
Spectra Energy Capital LLC	8.000%	10/1/19	165	218
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	300	364
Texas Gas Transmission LLC	4.600%	6/1/15	250	271
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	378
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,910	2,133

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	1,001
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	965
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	157
	TransCanada PipeLines Ltd.	6.200%	10/15/37	100	133
	TransCanada PipeLines Ltd.	7.625%	1/15/39	410	614
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	425
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	205	251
	Western Gas Partners LP	5.375%	6/1/21	500	571
	Williams Cos. Inc.	7.500%	1/15/31	321	401
	Williams Cos. Inc.	7.750%	6/15/31	407	518
	Williams Partners LP	3.800%	2/15/15	125	132
	Williams Partners LP	5.250%	3/15/20	1,895	2,186
	Williams Partners LP	6.300%	4/15/40	675	822
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	500	608
	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	125	149
	American Water Capital Corp.	6.593%	10/15/37	500	661
	American Water Capital Corp.	4.300%	12/1/42	125	128
	United Utilities plc	5.375%	2/1/19	325	361
	Veolia Environnement SA	6.000%	6/1/18	600	704

					174,718

Total Corporate Bonds (Cost $1,386,499)					1,517,700

Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
	African Development Bank	3.000%	5/27/14	1,490	1,546
	African Development Bank	1.125%	3/15/17	1,550	1,567
	Asian Development Bank	2.750%	5/21/14	1,175	1,218
	Asian Development Bank	0.875%	6/10/14	300	302
	Asian Development Bank	4.250%	10/20/14	300	319
	Asian Development Bank	2.625%	2/9/15	2,745	2,870
	Asian Development Bank	0.500%	8/17/15	700	702
	Asian Development Bank	2.500%	3/15/16	775	823
	Asian Development Bank	5.500%	6/27/16	100	117
	Asian Development Bank	1.125%	3/15/17	1,325	1,344
	Asian Development Bank	5.593%	7/16/18	500	611
	Asian Development Bank	1.875%	10/23/18	530	555
	Asian Development Bank	1.750%	3/21/19	475	489
	Banco do Brasil SA	3.875%	1/23/17	200	209
	Canada	2.375%	9/10/14	615	640
	Canada	0.875%	2/14/17	2,050	2,069
	Republic of Chile	3.875%	8/5/20	300	338
	Republic of Chile	2.250%	10/30/22	150	148
	China Development Bank Corp.	4.750%	10/8/14	450	478
	China Development Bank Corp.	5.000%	10/15/15	175	193
	Corp. Andina de Fomento	5.125%	5/5/15	450	485
	Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,860
	Corp. Andina de Fomento	4.375%	6/15/22	1,375	1,498
8	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	600	608
	Council Of Europe Development Bank	2.750%	2/10/15	275	288
	Council Of Europe Development Bank	2.625%	2/16/16	735	777
	Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,009
10	Development Bank of Japan Inc.	4.250%	6/9/15	910	989
	European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,053
	European Bank for Reconstruction & Development	1.625%	9/3/15	100	103
	European Bank for Reconstruction & Development	2.500%	3/15/16	500	529
	European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,550
	European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	999
	European Investment Bank	1.250%	2/14/14	2,960	2,989
	European Investment Bank	2.375%	3/14/14	375	384
	European Investment Bank	3.000%	4/8/14	1,000	1,032
	European Investment Bank	1.500%	5/15/14	475	482
	European Investment Bank	4.625%	5/15/14	2,000	2,112
	European Investment Bank	3.125%	6/4/14	3,180	3,300

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.125%	8/15/14	500	505
European Investment Bank	0.875%	12/15/14	430	434
European Investment Bank	2.875%	1/15/15	450	471
European Investment Bank	2.750%	3/23/15	900	944
European Investment Bank	1.125%	4/15/15	3,150	3,196
European Investment Bank	1.625%	9/1/15	6,955	7,152
European Investment Bank	1.375%	10/20/15	2,855	2,920
European Investment Bank	4.875%	2/16/16	550	621
European Investment Bank	2.250%	3/15/16	550	577
European Investment Bank	2.500%	5/16/16	525	555
European Investment Bank	2.125%	7/15/16	1,000	1,046
European Investment Bank	5.125%	9/13/16	1,500	1,735
European Investment Bank	1.250%	10/14/16	950	968
European Investment Bank	4.875%	1/17/17	1,225	1,423
European Investment Bank	1.750%	3/15/17	1,125	1,168
European Investment Bank	5.125%	5/30/17	800	946
European Investment Bank	1.625%	6/15/17	100	103
European Investment Bank	1.125%	9/15/17	450	454
European Investment Bank	1.000%	12/15/17	300	300
European Investment Bank	2.875%	9/15/20	1,650	1,777
European Investment Bank	4.000%	2/16/21	4,000	4,636
Export Development Canada	2.250%	5/28/15	150	157
Export Development Canada	1.250%	10/26/16	1,970	2,022
Export Development Canada	0.750%	12/15/17	900	900
Export-Import Bank of Korea	8.125%	1/21/14	875	938
Export-Import Bank of Korea	5.875%	1/14/15	800	875
Export-Import Bank of Korea	5.125%	3/16/15	150	162
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,100
Export-Import Bank of Korea	3.750%	10/20/16	300	321
Export-Import Bank of Korea	4.000%	1/11/17	725	788
Export-Import Bank of Korea	5.000%	4/11/22	575	663
Federative Republic of Brazil	7.875%	3/7/15	475	544
Federative Republic of Brazil	6.000%	1/17/17	2,545	3,011
5 Federative Republic of Brazil	8.000%	1/15/18	61	71
Federative Republic of Brazil	5.875%	1/15/19	875	1,085
Federative Republic of Brazil	8.875%	10/14/19	175	253
Federative Republic of Brazil	4.875%	1/22/21	4,405	5,290
Federative Republic of Brazil	2.625%	1/5/23	325	325
Federative Republic of Brazil	8.875%	4/15/24	325	524
Federative Republic of Brazil	8.750%	2/4/25	800	1,300
Federative Republic of Brazil	10.125%	5/15/27	875	1,610
Federative Republic of Brazil	8.250%	1/20/34	1,075	1,811
Federative Republic of Brazil	7.125%	1/20/37	650	993
Federative Republic of Brazil	11.000%	8/17/40	1,650	2,072
Federative Republic of Brazil	5.625%	1/7/41	1,950	2,554
FMS Wertmanagement AoeR	1.000%	11/21/17	475	474
Hydro-Quebec	2.000%	6/30/16	1,425	1,486
Hydro-Quebec	8.400%	1/15/22	1,235	1,775
Inter-American Development Bank	3.000%	4/22/14	1,825	1,886
Inter-American Development Bank	2.250%	7/15/15	3,975	4,155
Inter-American Development Bank	1.375%	10/18/16	390	401
Inter-American Development Bank	1.125%	3/15/17	100	102
Inter-American Development Bank	2.375%	8/15/17	250	267
Inter-American Development Bank	1.750%	8/24/18	4,055	4,219
Inter-American Development Bank	3.875%	9/17/19	100	116
Inter-American Development Bank	3.875%	2/14/20	500	584
Inter-American Development Bank	7.000%	6/15/25	250	363
International Bank for Reconstruction & Development	1.125%	8/25/14	1,725	1,747
International Bank for Reconstruction & Development	2.375%	5/26/15	5,230	5,476
International Bank for Reconstruction & Development	2.125%	3/15/16	2,600	2,722
International Bank for Reconstruction & Development	5.000%	4/1/16	200	229
International Bank for Reconstruction & Development	1.000%	9/15/16	405	409
International Bank for Reconstruction & Development	0.875%	4/17/17	3,500	3,525
International Finance Corp.	3.000%	4/22/14	875	903

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Finance Corp.	2.750%	4/20/15	900	949
	International Finance Corp.	2.250%	4/11/16	525	554
	International Finance Corp.	1.125%	11/23/16	2,150	2,187
	International Finance Corp.	1.000%	4/24/17	575	580
	International Finance Corp.	2.125%	11/17/17	950	1,008
	International Finance Corp.	0.625%	12/21/17	625	620
	State of Israel	5.125%	3/26/19	300	351
10	Japan Bank for International Cooperation	2.875%	2/2/15	625	656
10	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,486
10	Japan Bank for International Cooperation	2.500%	1/21/16	700	738
10	Japan Bank for International Cooperation	2.500%	5/18/16	600	635
10	Japan Bank for International Cooperation	2.250%	7/13/16	575	605
10	Japan Bank for International Cooperation	1.125%	7/19/17	650	655
10	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	548
10	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	585
11	KFW	1.375%	1/13/14	1,850	1,866
11	KFW	1.500%	4/4/14	225	228
11	KFW	4.125%	10/15/14	25	27
11	KFW	2.750%	10/21/14	7,385	7,690
11	KFW	1.000%	1/12/15	1,800	1,820
11	KFW	2.625%	3/3/15	1,275	1,335
11	KFW	0.625%	4/24/15	100	100
11	KFW	1.250%	10/26/15	550	561
11	KFW	5.125%	3/14/16	775	885
11	KFW	2.000%	6/1/16	1,250	1,307
11	KFW	1.250%	10/5/16	2,545	2,587
11	KFW	1.250%	2/15/17	3,425	3,494
11	KFW	4.375%	3/15/18	3,450	4,009
11	KFW	4.500%	7/16/18	350	413
11	KFW	4.875%	6/17/19	4,775	5,770
11	KFW	4.000%	1/27/20	150	173
11	KFW	2.750%	9/8/20	4,500	4,846
11	KFW	2.375%	8/25/21	410	424
11	KFW	2.000%	10/4/22	1,575	1,580
11	KFW	0.000%	4/18/36	500	231
	Korea Development Bank	8.000%	1/23/14	800	857
	Korea Development Bank	4.375%	8/10/15	700	754
	Korea Development Bank	3.250%	3/9/16	970	1,016
	Korea Development Bank	4.000%	9/9/16	750	811
	Korea Finance Corp.	4.625%	11/16/21	1,375	1,530
11	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	346
11	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,151
11	Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,355	1,434
11	Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,023
11	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	620
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	423
	Nordic Investment Bank	2.625%	10/6/14	475	492
	Nordic Investment Bank	2.500%	7/15/15	810	852
	Nordic Investment Bank	2.250%	3/15/16	450	473
	Nordic Investment Bank	0.750%	1/17/18	1,125	1,119
	North American Development Bank	4.375%	2/11/20	125	141
	North American Development Bank	2.400%	10/26/22	350	345
12	Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,150	1,162
12	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,031
12	Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	648
12	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	348
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	2,023
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,264
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	472
	People's Republic of China	4.750%	10/29/13	200	207
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	330
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	425	436
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	2,175	2,288
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,385

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	100	105
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	684
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,305
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	1,665	1,889
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	1,600	1,796
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,525	1,938
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,750	2,202
Petroleos Mexicanos	4.875%	3/15/15	1,025	1,104
Petroleos Mexicanos	8.000%	5/3/19	700	916
Petroleos Mexicanos	6.000%	3/5/20	425	510
Petroleos Mexicanos	5.500%	1/21/21	2,730	3,182
Petroleos Mexicanos	4.875%	1/24/22	1,950	2,181
Petroleos Mexicanos	6.500%	6/2/41	300	374
8 Petroleos Mexicanos	5.500%	6/27/44	250	273
Petroleos Mexicanos	5.500%	6/27/44	825	910
Republic of Poland	3.875%	7/16/15	775	831
Republic of Poland	6.375%	7/15/19	3,040	3,790
Republic of Poland	5.125%	4/21/21	900	1,067
Republic of Poland	5.000%	3/23/22	415	489
Province of British Columbia	2.850%	6/15/15	750	794
Province of British Columbia	2.100%	5/18/16	2,020	2,125
Province of British Columbia	2.000%	10/23/22	300	295
Province of Manitoba	1.375%	4/28/14	400	405
Province of Manitoba	4.900%	12/6/16	1,235	1,438
Province of Manitoba	2.100%	9/6/22	300	299
Province of New Brunswick	2.750%	6/15/18	725	782
Province of Nova Scotia	2.375%	7/21/15	560	586
Province of Nova Scotia	5.125%	1/26/17	500	582
Province of Ontario	1.375%	1/27/14	1,450	1,467
Province of Ontario	4.100%	6/16/14	1,625	1,713
Province of Ontario	2.950%	2/5/15	250	263
Province of Ontario	0.950%	5/26/15	1,050	1,062
Province of Ontario	2.700%	6/16/15	875	922
Province of Ontario	4.750%	1/19/16	75	84
Province of Ontario	2.300%	5/10/16	1,460	1,537
Province of Ontario	1.600%	9/21/16	5,850	6,029
Province of Ontario	1.100%	10/25/17	1,050	1,053
Province of Ontario	3.150%	12/15/17	100	110
Province of Ontario	3.000%	7/16/18	400	437
Province of Ontario	1.650%	9/27/19	925	926
Province of Ontario	4.000%	10/7/19	850	977
Province of Ontario	4.400%	4/14/20	475	560
Province of Ontario	2.450%	6/29/22	100	102
Quebec	4.875%	5/5/14	250	265
Quebec	4.600%	5/26/15	350	384
Quebec	5.125%	11/14/16	525	613
Quebec	4.625%	5/14/18	450	528
Quebec	3.500%	7/29/20	1,530	1,703
Quebec	2.750%	8/25/21	875	914
Quebec	7.125%	2/9/24	400	555
Quebec	7.500%	9/15/29	475	725
Region of Lombardy Italy	5.804%	10/25/32	500	442
Republic of Chile	3.250%	9/14/21	800	867
Republic of Columbia	8.250%	12/22/14	200	227
Republic of Columbia	7.375%	1/27/17	700	863
Republic of Columbia	7.375%	3/18/19	825	1,085
Republic of Columbia	4.375%	7/12/21	2,130	2,460
Republic of Columbia	8.125%	5/21/24	400	596
Republic of Columbia	7.375%	9/18/37	200	310
Republic of Columbia	6.125%	1/18/41	1,775	2,418
Republic of Italy	4.500%	1/21/15	800	838
Republic of Italy	3.125%	1/26/15	1,160	1,178
Republic of Italy	4.750%	1/25/16	1,225	1,283
Republic of Italy	5.250%	9/20/16	3,445	3,663

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Italy	5.375%	6/12/17	950	1,017
Republic of Italy	6.875%	9/27/23	125	145
Republic of Italy	5.375%	6/15/33	1,400	1,418
Republic of Korea	5.750%	4/16/14	875	930
Republic of Korea	4.875%	9/22/14	615	658
Republic of Korea	7.125%	4/16/19	425	552
Republic of Panama	5.200%	1/30/20	2,045	2,442
Republic of Panama	7.125%	1/29/26	900	1,276
5 Republic of Panama	6.700%	1/26/36	584	824
Republic of Peru	7.125%	3/30/19	500	652
Republic of Peru	7.350%	7/21/25	900	1,298
Republic of Peru	8.750%	11/21/33	1,225	2,111
Republic of Peru	5.625%	11/18/50	1,475	1,898
Republic of Poland	5.000%	10/19/15	375	417
Republic of Poland	3.000%	3/17/23	1,000	992
Republic of South Africa	6.875%	5/27/19	875	1,097
Republic of South Africa	5.500%	3/9/20	1,985	2,352
Republic of South Africa	4.665%	1/17/24	100	113
Republic of South Africa	6.250%	3/8/41	700	927
State of Israel	5.500%	11/9/16	1,320	1,519
State of Israel	4.000%	6/30/22	300	326
Statoil ASA	3.875%	4/15/14	300	313
Statoil ASA	2.900%	10/15/14	75	78
Statoil ASA	3.125%	8/17/17	1,085	1,181
Statoil ASA	1.200%	1/17/18	200	200
Statoil ASA	5.250%	4/15/19	1,060	1,261
Statoil ASA	3.150%	1/23/22	125	132
Statoil ASA	2.450%	1/17/23	400	398
Statoil ASA	7.150%	1/15/29	250	353
Statoil ASA	5.100%	8/17/40	300	361
Statoil ASA	4.250%	11/23/41	325	348
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,072
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,104
Svensk Exportkredit AB	1.750%	5/30/17	125	128
United Mexican States	5.875%	2/17/14	1,325	1,393
United Mexican States	6.625%	3/3/15	493	552
United Mexican States	11.375%	9/15/16	100	137
United Mexican States	5.625%	1/15/17	5,505	6,389
United Mexican States	5.950%	3/19/19	1,725	2,122
United Mexican States	3.625%	3/15/22	750	817
United Mexican States	6.750%	9/27/34	932	1,335
United Mexican States	6.050%	1/11/40	1,715	2,298
United Mexican States	4.750%	3/8/44	1,042	1,168
United Mexican States	5.750%	10/12/2110	3,192	3,817

Total Sovereign Bonds (Cost $307,050)				329,140
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	141
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	59
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	202
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	655
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	102
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	256
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	129
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	241

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	445
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	180
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	710	1,011
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	400	417
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	100	111
California GO	5.250%	4/1/14	150	158
California GO	5.750%	3/1/17	150	172
California GO	6.200%	10/1/19	1,600	1,947
California GO	5.700%	11/1/21	250	290
California GO	7.500%	4/1/34	2,270	3,149
California GO	7.550%	4/1/39	405	581
California GO	7.300%	10/1/39	150	208
California GO	7.350%	11/1/39	825	1,153
California GO	7.625%	3/1/40	450	646
California GO	7.600%	11/1/40	350	512
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	124
Chicago IL Board of Education GO	6.319%	11/1/29	50	58
Chicago IL Board of Education GO	6.138%	12/1/39	100	111
Chicago IL GO	7.781%	1/1/35	100	130
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	150	194
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	58
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	97
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	224
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	882
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	95
Chicago IL Water Revenue	6.742%	11/1/40	75	102
Clark County NV Airport Revenue	6.881%	7/1/42	75	87
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	400
Connecticut GO	5.090%	10/1/30	75	85
Connecticut GO	5.850%	3/15/32	610	764
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	177
Cook County IL GO	6.229%	11/15/34	100	115
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	64
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	129
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	59
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	269
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	89
Dallas TX Independent School District GO	6.450%	2/15/35	150	188
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	29
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	94
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	100	135
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	94
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	255
George Washington University District of Columbia GO	3.485%	9/15/22	500	530
Georgia GO	4.503%	11/1/25	325	376
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	810	960
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	354
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	168
Harvard University Massachusetts GO	4.875%	10/15/40	200	242
Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	200	210

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Illinois GO	4.071%	1/1/14	1,120	1,154
	Illinois GO	4.511%	3/1/15	375	399
	Illinois GO	5.365%	3/1/17	375	420
	Illinois GO	5.877%	3/1/19	600	688
	Illinois GO	4.950%	6/1/23	1,450	1,540
	Illinois GO	5.100%	6/1/33	2,520	2,486
	Illinois GO	6.630%	2/1/35	100	114
	Illinois GO	6.725%	4/1/35	275	316
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	93
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	625
	Johns Hopkins University Maryland GO	5.250%	7/1/19	375	449
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	50	52
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	98
	Los Angeles CA Community College District GO	6.600%	8/1/42	250	335
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	125
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	325	414
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	117
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	410	571
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	728
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,264
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	132
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	155
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	200	257
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	66
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	133
	Massachusetts GO	4.200%	12/1/21	225	256
	Massachusetts GO	5.456%	12/1/39	535	666
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	125	160
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	435	524
	Memorial Sloan-Kettering Cancer Center New York GO	3.774%	11/15/43	650	650
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	120
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	125	155
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	75	90
	Metropolitan Water District of Southern California Water
	Revenue	6.947%	7/1/40	75	93
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	122
13	New Jersey Economic Development Authority Revenue
	(State Pension Funding)	7.425%	2/15/29	835	1,068
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	910	1,093
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	150	171
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	350	464
14	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	360	374
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	549

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	425
	New York City NY GO	6.246%	6/1/35	100	118
	New York City NY GO	5.968%	3/1/36	560	711
	New York City NY GO	5.985%	12/1/36	75	94
	New York City NY GO	5.517%	10/1/37	50	61
	New York City NY GO	6.271%	12/1/37	600	800
	New York City NY GO	5.846%	6/1/40	100	130
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	129
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	572
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	137
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	100
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	124
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	710	954
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	250	331
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	100	125
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	183
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	769
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	759
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	64
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	117
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	585	752
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	530	632
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	115
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	100	123
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	361
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	75	93
	New York University Hospitals Center GO	4.428%	7/1/42	200	195
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	267
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	204
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	265	295
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	115
	Orange County CA Local Transportation Authority
	Sales Tax Revenue	6.908%	2/15/41	75	105
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	75	97
	Oregon GO	5.762%	6/1/23	250	310
	Oregon GO	5.892%	6/1/27	375	479
14	Oregon School Boards Association GO	4.759%	6/30/28	300	340
15	Oregon School Boards Association GO	5.528%	6/30/28	125	149
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	212
	Pennsylvania GO	4.650%	2/15/26	125	144
	Pennsylvania GO	5.350%	5/1/30	400	461
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	115

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	89
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	89
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	156
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	450	540
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	582
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,055
	Princeton University New Jersey GO	5.700%	3/1/39	300	405
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	200	198
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	200	198
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	150	204
	Rutgers State University NJ Revenue	5.665%	5/1/40	75	94
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	75	89
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	290
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	129
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	375	400
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	131
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	75	93
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	500	704
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	645	775
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	562
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	75	100
	Texas GO	5.517%	4/1/39	410	533
	Texas Transportation Commission Revenue	5.028%	4/1/26	100	121
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	332
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	344
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	115
	Tufts University Massachusetts GO	5.017%	4/15/2112	550	607
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	150	196
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	161
	University of California Revenue	0.887%	7/1/13	75	75
	University of California Revenue	6.270%	5/15/31	1,000	1,161
	University of California Revenue	5.770%	5/15/43	410	502
	University of California Revenue	5.946%	5/15/45	275	337
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	75	92
	University of Pennsylvania GO	4.674%	9/1/2112	625	696
	University of Southern California Revenue	5.250%	10/1/2111	200	255
	University of Texas System Revenue Financing System
	Revenue	5.262%	7/1/39	100	124
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	88
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	150	184
	University of Texas System Revenue Financing System
	Revenue	4.794%	8/15/46	385	448
	Utah GO	4.554%	7/1/24	125	147
	Utah GO	3.539%	7/1/25	50	53
	Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	500	594
	Washington GO	5.481%	8/1/39	50	62
	Washington GO	5.140%	8/1/40	480	582
15	Wisconsin GO	4.800%	5/1/13	275	279
15	Wisconsin GO	5.700%	5/1/26	325	396
Total Taxable Municipal Bonds (Cost $57,920)					67,821

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2012

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.7%)[1]
Money Market Fund (3.7%)
[16,17] Vanguard Market Liquidity Fund (Cost $641,997)	0.162%	641,996,902	641,997

Total Investments (103.5%) (Cost $14,105,489)			17,803,666
Other Assets and Liabilities—Net (-3.5%)			(593,973)
Net Assets (100%)			17,209,693

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,567,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.5% and 3.4%, respectively, of net assets.
2 Securities with a value of $2,803,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2012.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $31,993,000, representing 0.2% of net assets.
9 Non-income-producing security--security in default.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17 Includes $4,732,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund (the “Fund”) as of December 31, 2012 and for the period then ended and have issued our unqualified report thereon dated February 14, 2013. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2012. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2013

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 020_022013

Annual Report | December 31, 2012

Vanguard Managed Payout Funds

Vanguard Managed Payout Growth Focus Fund

Vanguard Managed Payout Growth and Distribution Fund

Vanguard Managed Payout Distribution Focus Fund

> For the 12 months ended December 31, 2012, returns for the three Vanguard

Managed Payout Funds ranged between 9.39% and 13.24%.

> All but one of the funds underlying the Managed Payout Funds posted gains,

ranging from about 18% for Vanguard Total International Index Fund to about

4% for Vanguard Total Bond Market II Index Fund. Vanguard Market Neutral

Fund returned –1.5%.

> Payouts for all three funds in 2013 will increase from last year’s levels.

Contents

Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Managed Payout Growth Focus Fund.	12
Managed Payout Growth and Distribution Fund.	23
Managed Payout Distribution Focus Fund.	34
Your Fund’s After-Tax Returns.	47
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Managed Payout Growth Focus Fund	13.24%
Managed Payout Growth Focus Composite Index	12.72
Vanguard Managed Payout Growth and Distribution Fund	11.02%
Managed Payout Growth and Distribution Composite Index	10.67
Vanguard Managed Payout Distribution Focus Fund	9.39%
Managed Payout Distribution Focus Composite Index	9.97

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012

			Distributions Per Share
	Starting
	Share	Ending	Income	Capital	Return of
	Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$16.86	$18.60	$0.472	$0.000	$0.000
Vanguard Managed Payout Growth and
Distribution Fund	$16.61	$17.62	$0.417	$0.000	$0.374
Vanguard Managed Payout Distribution Focus
Fund	$14.57	$14.81	$0.324	$0.075	$0.697

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

For the Managed Payout Distribution Focus Fund, the Dapital Hains include $0.031 from long-term capital gains and $0.044 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

For an index description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

Equities performed well around the world in 2012, and U.S. bonds clocked another year of modest gains. The combination gave the three Vanguard Managed Payout Funds a solid fiscal year.

The stock-heavy Growth Focus Fund turned in the best return at 13.24%. The Growth and Distribution Fund advanced 11.02%, while the Distribution Focus Fund—the most conservative of the three—returned 9.39%.

The Managed Payout Funds are designed to make regular cash distributions to shareholders, and they made monthly payouts last year in accordance with the amounts announced early in 2012. The Financial Statements in this report show the portions of these distributions that have been categorized as ordinary income, capital gains, or return of capital to accurately reflect their tax character.

As shown in the table on page 6, the payouts per share for all three funds will increase in 2013. (You can read more about the methodology for calculating payments on page 7.)

In early February, Vanguard announced plans to reallocate the bond holdings for two of the funds covered in this report, the

Managed Payout Growth and Distribution Fund and the Managed Payout Distribution Focus Fund. For these two funds, 20% of the fixed income exposure will shift to international bonds through an investment

2

in Vanguard Total International Bond Index Fund. The fund’s overall fixed income allocation and strategic asset allocation are not affected. The transition is expected to be completed by June 30, 2013.

With help from central banks, stocks posted strong results

Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19%, compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead

The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than they had in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

	Percentage of Managed Payout Funds’ Investments
	Growth	Growth and	Distribution
	Focus Fund	Distribution Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	50.6%	40.1%	33.2%
Total International Stock Index	21.6	17.2	14.1
REIT Index	10.0	10.0	10.0

Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	5.0%	5.0%	5.0%
Total Bond Market II Index	0.0	9.9	14.9

Vanguard Market Neutral Fund (Investor Shares)	5.0%	9.9%	14.9%
Commodities[2]	7.8%	7.9%	7.9%

1 As of December 31, 2012.
2 Each fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

4

The Managed Payout Funds’ results were positive in nearly all respects

The Managed Payout Funds rose sharply in the first quarter of the fiscal year, only to slump in the second. But then, as optimism returned to global markets, the funds bounced back to generate strong returns for 2012.

In seeking to meet their objectives, each of the three acts as a “fund of funds,” investing in other Vanguard funds that together encompass global stock markets and the U.S. bond market. The funds also hold a small portion of assets in commodity-linked investments. Only one of the component funds—Vanguard Market Neutral Fund—posted a negative return for the year.

Because both U.S. and international stocks rose more than 16%, the Growth Focus Fund, which has the highest allocation to stocks, provided the most generous total return, 13.24%. By the same token, the Distribution Focus Fund, with the lowest allocation to stocks and the highest allocation to fixed income, turned in the most modest result, 9.39%—still quite a respectable performance. Unsurprisingly, the fund in the middle of the risk-return spectrum, the Growth and Distribution Fund, logged a midpoint return of 11.02%.

The Managed Payout Funds devote the largest portion of their assets to Vanguard

Total Stock Market Index Fund. This fund, which invests across the entire U.S. stock market, returned more than 16% as all

Total Returns
Inception Through December 31, 2012
Average
Annual Return
Managed Payout Growth Focus Fund (Returns since inception: 5/2/2008)	1.77%
Managed Payout Growth Focus Composite Index	0.93

Managed Payout Growth and Distribution Fund (Returns since inception: 5/2/2008)	2.41%
Managed Payout Growth and Distribution Composite Index	1.66

Managed Payout Distribution Focus Fund (Returns since inception: 5/2/2008)	2.73%
Managed Payout Distribution Focus Composite Index	2.62

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.)
Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

sectors posted positive results. Only the energy and utilities industries had less than double-digit gains.

Vanguard Total International Stock Index Fund, which offers exposure to nearly all the stock markets outside the United States, returned more than 18% as the more prosperous European nations rebounded from a sour 2011 to generate robust results.

The Managed Payout Funds use Vanguard Total Bond Market II Index Fund to gain exposure to the broad investment-grade U.S. bond market. This highly diversified fund finished the year up about 4%, with its longer-maturity and lower-quality bonds performing best.

The REIT Index Fund, which invests in real estate investment trusts across the United States, enjoyed another strong year, returning more than 17% as the real estate market appeared to begin its long-awaited turnaround.

The Market Neutral Fund, which returned about –1.5%, was the only detractor to performance for the Managed Payout Funds. The Market Neutral Fund seeks to provide returns that differ from the movements of the overall stock market by buying stocks in each sector that appear to be undervalued and selling short those stocks viewed as overvalued. The fund was hurt in 2012 by weakness in its positions in the financial sector.

	Monthly Payout Per Share
		Effective
		January
Managed Payout Fund	2012	2013	% Change
Growth Focus	$0.0393	$0.0430	9.4%
Growth and Distribution	0.0659	0.0704	6.8
Distribution Focus[1]	0.0830	0.0860	3.6

1 In addition to its regular monthly distributions in 2012, the Distribution Focus Fund made an additional distribution of $0.10 per share to shareholders of record on December 27, 2012.

6

Meanwhile, the Managed Payout Funds’ commodity-related investments trailed the returns from stocks and bonds for the 12-month period.

The table on page 4 shows how each Managed Payout Fund allocated its assets among the underlying funds at year-end

2012. I invite you to read the Advisor’s Report, which explains how the funds’ advisor, Vanguard Equity Investment Group, managed their positioning in 2012.

Another look at the funds’ payouts
Each year, we adjust the payments per share of the Vanguard Managed Payout
Funds based on each fund’s performance over the previous three years. Once a payment level is set, it’s expected to remain stable for the entire calendar year.
Incorporating three-year performance into the payment calculations is designed to smooth ups and downs over time, reducing dramatic annual fluctuations.

The table below is intended to give you a fuller picture of the funds’ payment levels than per-share figures might provide. Assuming an initial $100,000 investment at the funds’ inception, the table shows the funds’ total payouts for each year since 2008, along with the projected total for 2013 based on the announced distribution amounts.
(Please note that because the funds began operations on May 2, 2008, the 2008 payout figures include only eight months of distributions.) The table also shows how account balances would have changed over that time. Note that we’re assuming the reinvestment of any distributions other than regular monthly payments. Your own distributions will differ from the table’s figures based on your initial investment and the timing of any additional investments or redemptions.

Year-end value of a hypothetical account*

Fund	2008	2009	2010	2011	2012	2013
Growth Focus	$65,717	$79,810	$87,606	$85,435	$94,252	NA
Growth and Distribution	68,366	79,560	86,257	83,008	88,056	NA
Distribution Focus	69,165	77,961	82,609	78,757	80,598	NA

Annual payout based on historical value of the hypothetical account*

Fund	2008	2009	2010	2011	2012	2013
Growth Focus	$1,999	$2,471	$2,253	$2,311	$2,390	$2,615
Growth and Distribution	3,328	4,192	3,802	3,880	3,952	4,222
Distribution Focus	4,668	5,895	5,331	5,385	5,384	5,616
* All calculations assume an investment of $100,000 at the funds’ inception on May 2, 2008. Therefore, total payouts in 2008 are based on just eight months of distributions. See the funds’ prospectus for more details about the payout calculations.

7

Gus Sauter united traditional values with pioneering investment acumen

When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at

Vanguard. That team is now led by

Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
February 6, 2013

8

Advisor’s Report

For the year ended December 31, 2012, global equities, as measured by the MSCI All Country World Index, returned 16.13%, and the U.S. fixed income market, as measured by the Barclays U.S. Aggregate

Float Adjusted Bond Index, gained 4.32%.

For the period, the Managed Payout Funds generated mixed results compared to their composite benchmark indexes. The Distribution Focus Fund slightly lagged its benchmark—a result of the fund’s underweighting of Treasury Inflation-Protected Securities (via Vanguard Inflation-Protected Securities Fund) and overweighting of Vanguard Market Neutral Fund—while the Growth and Distribution and Growth Focus Funds modestly outperformed their respective benchmarks.

Investment Committee

The Managed Payout Funds’ investment committee consists of senior Vanguard professionals who regularly meet to review the funds’ current positioning to ensure alignment with their respective strategies. The committee is also responsible for making asset allocation changes as needed to reflect both the prevailing market environment and the longer-term outlook for the markets and economy.

As we noted in the funds’ most recent report, Gus Sauter, Vanguard’s chief investment officer and our committee chair, decided to retire on December 31, 2012. We at Vanguard owe a deep debt of gratitude to Gus, as we all have greatly benefited from his values, judgment, and investment acumen. Mortimer J. “Tim” Buckley, managing director, became chief investment officer upon Gus’s retirement. Tim, a member of Vanguard’s senior staff since 2001, is a long-tenured member of Vanguard’s Portfolio Review Group, which has oversight responsibilities for in-house investment management functions and the 30 external investment advisory firms employed by Vanguard. Tim joined the Managed Payout Funds’ investment committee last summer.

We’re also pleased to note that committee member John Ameriks, principal, is our new chairperson. John played a critical role in the design and launch of the Managed Payout Funds and has been a committee member since their inception.

We have established long-term asset allocations, or “policy portfolios,” for the three funds that, in our judgment, are consistent with their payout and capital preservation or appreciation objectives.

Given that correctly forecasting near-term market movements is difficult at best, we avoid making portfolio shifts based on short-term projections. However, when in our assessment the relative long-term attractiveness of various asset classes materially changes, we may marginally tilt the funds’ allocations away from the policy portfolios in an effort to capture opportunities for outperformance or reduce risk relative to their respective benchmarks. We do not expect these tilts to be frequent or significant in size.

9

Vanguard’s Equity Investment Group is responsible for the day-to-day manage-ment of the funds and the implementation of any positioning changes.

Distribution Focus Fund

The Distribution Focus Fund has the least-aggressive asset allocation and the highest monthly payout rate of the three Managed Payout Funds. The fund’s strategic objective is to try to maintain the dollar value of an investor’s original investment while making consistent monthly payments over the long term. However, the inflation-adjusted value of the fund shares and payment amounts is expected to decline over time. In 2012, the Distribution Focus Fund returned 9.39% while its benchmark returned 9.97%.

Growth and Distribution Fund

The Growth and Distribution Fund’s monthly payout rate and level of asset allocation risk fall between those of the other Managed Payout Funds. The fund’s objective is to try to make monthly payouts that, over time, keep pace with inflation; it also seeks to preserve capital. The Growth and Distribution Fund returned 11.02% for

2012. Its benchmark returned 10.67%.

Growth Focus Fund

The Growth Focus Fund has the most aggressive asset allocation and the lowest monthly payout rate of the three funds. Its objective is to try to increase both monthly payouts and the invested capital at a rate that will outpace inflation over time. In

2012, the Growth Focus Fund returned 13.24% and its benchmark returned 12.72%.

Assessment of relative values during the period

During the second half of the year, the committee made a handful of asset allocation changes across all three funds.

We raised each fund’s overall allocation to riskier assets by 5% through an increase in its exposure to stocks and a reduction in its holding of Vanguard Market Neutral Fund. Even though the Market Neutral Fund invests nearly all of its assets in stocks, we classify the fund as a less-risky investment since it seeks to have an overall risk level similar to that of bonds.

Within the funds’ allocations to riskier assets, toward the end of the year the committee trimmed commodities-related holdings by 2% and recycled the proceeds into domestic and international stocks.

Each of these decisions was driven by our market outlook. We expect that stocks’ historically large return advantage over bonds and other investments will continue over the next ten years, in part because of the expected impact of the current near-zero short-term interest rates on bonds and investments such as commodities and the Market Neutral Fund.

Within the funds’ less-risky asset allocation, we trimmed their holdings in Vanguard Total Bond Market II Index Fund by 5% and recycled the proceeds into

10

Vanguard Intermediate-Term Investment-Grade Fund. In our view, the additional yield available from investment-grade bonds relative to U.S. government-backed securities—which dominate the broad market—more than compensates investors for the additional credit risk.

Outlook

Overall, the nominal returns we expect from stocks over the next decade are modestly lower today, both compared with historical averages and compared with our view when the funds were launched in May 2008. After accounting for potential future inflation, we estimate a 50% probability that stocks will achieve their historical long-term real, or inflation-adjusted, return. For bonds, the nominal and inflation-adjusted returns we expect over the next decade are meaningfully lower today than both long-term historical averages and the returns seen over the past ten years. This outlook takes into account the current historically low bond yields and the Federal Reserve’s persisten near-zero interest rate policy.

We believe that the unusually large gap between expected stock and bond returns supports a 5% higher allocation to riskier assets (stocks, REITs, and commodities) than that set forth in the funds’ policy portfolios. However, we know that markets are unpredictable, particularly in the short-term, so we maintain a prudent allocation to less-risky assets (bonds and the Market Neutral Fund) for volatility-

dampening purposes. Despite the marginally higher allocation to riskier assets, maintaining the nominal principal amount at the current monthly payout rates for the Distribution Focus Fund is challenging in this environment.

We believe that the Vanguard Managed Payout Funds can play an important role in supplementing your retirement income needs, and we thank you for trusting us with your investments. We look forward to providing you with an update in the semiannual report.

John Ameriks, Principal,
Investment Committee Chairperson

Mortimer J. Buckley,
Vanguard Chief Investment Officer

Joseph H. Davis, Principal

Sean Hagerty, Principal

January 18, 2013

11

Managed Payout Growth Focus Fund

Fund Profile
As of December 31, 2012

Total Fund Characteristics
Ticker Symbol	VPGFX
30-Day SEC Yield	2.16%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	50.6%
Vanguard Total International Stock Index
Fund Investor Shares	21.6
Vanguard REIT Index Fund Investor
Shares	10.0
Vanguard Market Neutral Fund Investor
Shares	5.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.0
Commodities	7.8

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
		DJ U.S.
	Managed Payout	Total
	Growth Focus	Market
	Composite Index	FA Index
R-Squared	0.99	0.96
Beta	0.99	0.85

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests.
For the fiscal year ended December 31, 2012, the fund’s annualized expense figure totals 0.35%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.32%. (Approximately 41% of the last amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

12

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2012
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2012

		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment

Managed Payout Growth Focus Fund	13.24%	1.77%	$27,133
Managed Payout Growth Focus
•••••••• Composite Index	12.72	0.93	26,108
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	3.09	28,807
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2012

For a benchmark description, see the Glossary.

See Financial Highlights for dividend and capital gains information.

13

Managed Payout Growth Focus Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (92.2%)
U.S. Stock Funds (60.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,074,692	38,302
	Vanguard REIT Index Fund Investor Shares	345,181	7,542
			45,844
International Stock Fund (21.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,091,622	16,352

Bond Fund (5.0%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	367,795	3,796

Market Neutral Fund (5.0%)
	Vanguard Market Neutral Fund Investor Shares	368,712	3,746

Total Investment Companies (Cost $66,040)			69,738
Temporary Cash Investments (7.7%)[1]

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (7.7%)
2	United States Treasury Bill, 0.033%-0.043%, 1/24/13	1,507	1,507
2	United States Treasury Bill, 0.084%, 3/28/13	706	706
2	United States Treasury Note/Bond, 1.375%, 1/15/13	979	979
2	United States Treasury Note/Bond, 0.625%, 1/31/13	349	349
2	United States Treasury Note/Bond, 2.875%, 1/31/13	780	782
2	United States Treasury Note/Bond, 1.375%, 2/15/13	541	542
[2,3] United States Treasury Note/Bond, 2.750%, 2/28/13		944	948
Total Temporary Cash Investments (Cost $5,813)			5,813
Total Investments (99.9%) (Cost $71,853)			75,551

14

Managed Payout Growth Focus Fund

Market
Value
($000)
Other Assets and Liabilities (0.1%)
Other Assets	465
Liabilities	(419)
46
Net Assets (100%)
Applicable to 4,063,873 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	75,597
Net Asset Value Per Share	$18.60

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	76,473
Overdistributed Net Investment Income	(205)
Accumulated Net Realized Losses	(4,368)
Unrealized Appreciation (Depreciation)
Investment Securities	3,698
Swap Contracts	(1)
Net Assets	75,597

See Note A in Notes to Financial Statements.
1 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 7.8% and
-0.1%, respectively, of net assets.
2 Security is owned by the Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout Growth Focus Fund.
3 Securities with a value of $100,000 have been segregated as collateral for open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Growth Focus Fund

Consolidated Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Income Distributions Received	1,392
Interest	6
Total Income	1,398
Expenses—Note B
Management and Administrative	22
Total Expenses	22
Net Investment Income	1,376
Realized Net Gain (Loss)
Capital Gain Distributions Received	58
Investment Securities Sold	589
Swap Contracts	(269)
Realized Net Gain (Loss)	378
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,195
Swap Contracts	220
Change in Unrealized Appreciation (Depreciation)	6,415
Net Increase (Decrease) in Net Assets Resulting from Operations	8,169

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Growth Focus Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,376	1,229
Realized Net Gain (Loss)	378	192
Change in Unrealized Appreciation (Depreciation)	6,415	(2,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,169	(1,188)
Distributions
Net Investment Income	(1,747)	(1,285)
Realized Capital Gain	—	—
Return of Capital	—	(427)
Total Distributions	(1,747)	(1,712)
Capital Share Transactions
Issued	26,762	23,191
Issued in Lieu of Cash Distributions	992	968
Redeemed	(20,236)	(20,585)
Net Increase (Decrease) from Capital Share Transactions	7,518	3,574
Total Increase (Decrease)	13,940	674
Net Assets
Beginning of Period	61,657	60,983
End of Period[1]	75,597	61,657
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($205,000) and $221,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Growth Focus Fund

Consolidated Financial Highlights

					April. 21,
					2008[1], to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.86	$17.53	$15.97	$13.15	$20.00
Investment Operations
Net Investment Income	.375	.326	.298	.372	.394[2]
Capital Gain Distributions Received	.016	.012	.024	.006	.072[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.821	(.552)	1.919	2.936	(6.916)
Total from Investment Operations	2.212	(.214)	2.241	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.472)	(.342)	(.681)	(.494)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	(.114)	—	—	(.400)
Total Distributions	(.472)	(.456)	(.681)	(.494)	(.400)
Net Asset Value, End of Period	$18.60	$16.86	$17.53	$15.97	$13.15

Total Return	13.24%	-1.27%	14.43%	25.90%	-32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76	$62	$61	$47	$36
Ratio of Total Expenses to Average Net Assets	0.03%[3]	—	—	—	—
Acquired Fund Fees and Expenses	0.32%	0.32%	0.36%	0.53%	0.48%[3]
Ratio of Net Investment Income to
Average Net Assets	2.06%	1.87%	1.79%	2.66%	3.52%[3]
Portfolio Turnover Rate	50%	52%	49%[4]	60%[5]	68%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Managed Payout Growth Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

The Consolidated Financial Statements include Vanguard MPF Portfolio I (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC, which commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2012, the fund held $5,844,000 in the subsidiary, representing 7.7% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Statement of Net Assets.

19

Managed Payout Growth Focus Fund

During the year ended December 31, 2012, the fund’s average amount of total return swaps (including the subsidiary’s investments) represented 10% of net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2012, the monthly distribution was $.0393 per share. Effective January 1, 2013, the monthly distribution rate is $.0430 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

20

Managed Payout Growth Focus Fund

The following table summarizes the market value of the fund’s consolidated investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	69,738	—	—
Temporary Cash Investments	—	5,813	—
Swap Contracts–Liabilities	—	(1)	—
Total	69,738	5,81	—

D. At December 31, 2012, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	1/31/13	CS	5,906	(0.42%)	(1)
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $269,000 on swap contracts, other realized losses of $8,000, and $14,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income. The fund has reclassified $208,000 from paid-in capital to overdistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes.

For tax purposes, at December 31, 2012, the fund had no ordinary income available for distribution. Net investment losses of the subsidiary of $205,000 cannot be deducted by the fund in the current year; these losses may be carried forward to offset future taxable income of the subsidiary, but may not be used directly to offset other taxable income of the fund.

The fund used capital loss carryforwards of $623,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $4,368,000 to offset future net capital gains of $1,244,000 through December 31, 2017, and $3,124,000 through December 31, 2018.

21

Managed Payout Growth Focus Fund

At December 31, 2012, the cost of investment securities for tax purposes was $71,853,000. Net unrealized appreciation of investment securities for tax purposes was $3,698,000, consisting of unrealized gains of $4,429,000 on securities that had risen in value since their purchase and $731,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $38,512,000 of investment securities and sold $30,762,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2012	2011
	Shares	Shares
	(000)	(000
Issued	1,479	1,312
Issued in Lieu of Cash Distributions	55	56
Redeemed	(1,128)	(1,189)
Net Increase (Decrease) in Shares Outstanding	406	179

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

Managed Payout Growth and Distribution Fund

Fund Profile
As of December 31, 2012

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	2.03%
Acquired Fund Fees and Expenses[1]	0.40%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	40.1%
Vanguard Total International Stock Index
Fund Investor Shares	17.2
Vanguard REIT Index Fund Investor
Shares	10.0
Vanguard Total Bond Market II Index Fund
Investor Shares	9.9
Vanguard Market Neutral Fund Investor
Shares	9.9
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.0
Commodities	7.9

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities
markets through the use of swap contracts.

Total Fund Volatility Measures

	Managed Payout	DJ U.S.
	Growth and	Total
	Distribution	Market
	Composite Index	FA Index
R-Squared	0.99	0.95
Beta	1.02	0.71

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution
Fund invests. For the fiscal year ended December 31, 2012, the fund’s annualized expense figure totals 0.43%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.40%. (Approximately 53% of the last amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

23

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2012
Initial Investment of $25,000

		Average Annual Total Returns
		Periods Ended December 31, 2012

			Since	Final Value
		One	Inception	of a $25,000
		Year	(5/2/2008)	Investment

	Managed Payout Growth and
	Distribution Fund	11.02%	2.41%	$27,939
	Managed Payout Growth and
••••••••	Distribution Composite Index	10.67	1.66	26,992
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	16.38	3.09	28,807

"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2012

For a benchmark description, see the Glossary.

See Financial Highlights for dividend and capital gains information.

24

Managed Payout Growth and Distribution Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (92.1%)
U.S. Stock Funds (50.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,179,401	148,954
	Vanguard REIT Index Fund Investor Shares	1,710,380	37,372
			186,326
International Stock Fund (17.2%)
	Vanguard Total International Stock Index Fund Investor Shares	4,289,030	64,250

Bond Funds (14.9%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	3,375,789	37,032
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	1,809,077	18,670
			55,702
Market Neutral Fund (10.0%)
	Vanguard Market Neutral Fund Investor Shares	3,647,787	37,061

Total Investment Companies (Cost $316,109)			343,339
Temporary Cash Investments (7.8%)[2]

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (7.8%)
3	United States Treasury Bill, 0.033%-0.043%, 1/24/13	7,693	7,693
3	United States Treasury Bill, 0.084%, 3/28/13	3,500	3,500
3	United States Treasury Note/Bond, 1.375%, 1/15/13	5,137	5,139
3	United States Treasury Note/Bond, 0.625%, 1/31/13	1,495	1,495
3	United States Treasury Note/Bond, 2.875%, 1/31/13	4,000	4,009
3	United States Treasury Note/Bond, 1.375%, 2/15/13	1,961	1,964
3,[4] United States Treasury Note/Bond, 2.750%, 2/28/13		5,323	5,345
Total Temporary Cash Investments (Cost $29,144)			29,145
Total Investments (99.9%) (Cost $345,253)			372,484

25

Managed Payout Growth and Distribution Fund

Market
Value
($000)
Other Assets and Liabilities (0.1%)
Other Assets	1,601
Liabilities	(1,252)
349
Net Assets (100%)
Applicable to 21,160,928 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	372,833
Net Asset Value Per Share	$17.62

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	349,599
Overdistributed Net Investment Income	(993)
Accumulated Net Realized Losses	(2,998)
Unrealized Appreciation (Depreciation)
Investment Securities	27,231
Swap Contracts	(6)
Net Assets	372,833

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 7.9%
and -0.1%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout Growth and
Distribution Fund.
4 Securities with a value of $750,000 have been segregated as collateral for open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Managed Payout Growth and Distribution Fund

Consolidated Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Income Distributions Received	6,644
Interest	35
Total Income	6,679
Expenses—Note B
Management and Administrative	112
Total Expenses	112
Net Investment Income	6,567
Realized Net Gain (Loss)
Capital Gain Distributions Received	512
Investment Securities Sold	37
Swap Contracts	(1,287)
Realized Net Gain (Loss)	(738)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	26,983
Swap Contracts	1,036
Change in Unrealized Appreciation (Depreciation)	28,019
Net Increase (Decrease) in Net Assets Resulting from Operations	33,848

See accompanying Notes, which are an integral part of the Financial Statements.

27

Managed Payout Growth and Distribution Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,567	5,758
Realized Net Gain (Loss)	(738)	2,257
Change in Unrealized Appreciation (Depreciation)	28,019	(7,226)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,848	789
Distributions
Net Investment Income	(8,055)	(6,994)
Realized Capital Gain	—	—
Return of Capital	(7,232)	(6,233)
Total Distributions	(15,287)	(13,227)
Capital Share Transactions
Issued	105,595	102,100
Issued in Lieu of Cash Distributions	5,339	4,693
Redeemed	(49,735)	(57,133)
Net Increase (Decrease) from Capital Share Transactions	61,199	49,660
Total Increase (Decrease)	79,760	37,222
Net Assets
Beginning of Period	293,073	255,851
End of Period[1]	372,833	293,073
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($993,000) and $1,042,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Managed Payout Growth and Distribution Fund

Consolidated Financial Highlights

					April. 21,
					2008[1], to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.61	$17.26	$15.92	$13.68	$20.00
Investment Operations
Net Investment Income	.337	.340	.318[2]	.439	.436[2]
Capital Gain Distributions Received	.027	.028	.050[2]	.006	.082[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.437	(.242)	1.733	2.634	(6.172)
Total from Investment Operations	1.801	.126	2.101	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.417)	(.410)	(.658)	(.660)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.374)	(.366)	(.103)	(.179)	(.666)
Total Distributions	(.791)	(.776)	(.761)	(.839)	(.666)
Net Asset Value, End of Period	$17.62	$16.61	$17.26	$15.92	$13.68

Total Return	11.02%	0.69%	13.67%	23.51%	-28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$373	$293	$256	$178	$115
Ratio of Total Expenses to Average Net Assets	0.03%[3]	—	—	—	—
Acquired Fund Fees and Expenses	0.40%	0.39%	0.37%	0.48%	0.46%[3]
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.97%	1.98%	2.81%	3.92%[3]
Portfolio Turnover Rate	32%	33%	44%[4]	50%[5]	73%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Managed Payout Growth and Distribution Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

The Consolidated Financial Statements include Vanguard MPF Portfolio II (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC, which commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2012, the fund held $29,302,000 in the subsidiary, representing 7.9% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Statement of Net Assets.

30

Managed Payout Growth and Distribution Fund

During the year ended December 31, 2012, the fund’s average amount of total return swaps (including the subsidiaryhs investments) represented 10% of net assets, based on quarterl y average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2012, the monthly distribution was $.0659 per share. Effective January 1, 2013, the monthly distribution rate is $.0704 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

31

Managed Payout Growth and Distribution Fund

The following table summarizes the market value of the fund’s consolidated investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	343,339	—	—
Temporary Cash Investments	—	29,145	—
Swaps Contracts—Liabilities	—	(6)	—
Total	343,339	29,139	—

D. At December 31, 2012, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	1/31/13	CS	29,629	(0.42%)	(6)
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $1,287,000 on swap contracts, other realized losses of $40,000, and $181,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income. The fund has reclassified $599,000 from paid-in capital to overdistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes.

For tax purposes, at December 31, 2012, the fund had no ordinary income available for distribution. Net investment losses of the subsidiary of $993,000 cannot be deducted by the fund in the current year; these losses may be carried forward to offset future taxable income of the subsidiary, but may not be used directly to offset other taxable income of the fund.

The fund used capital loss carryforwards at $599,000 to offset taxable capital gains realized during the year ended December 31, 2012. At December 31, 2012, the fund had available capital losses totaling $2,785,000 to offset future net capital gains through December 31, 2018.

32

Managed Payout Growth and Distribution Fund

At December 31, 2012, the cost of investment securities for tax purposes was $345,466,000. Net unrealized appreciation of investment securities for tax purposes was $27,018,000, consisting of unrealized gains of $28,109,000 on securities that had risen in value since their purchase and $1,091,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $149,675,000 of investment securities and sold $97,449,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	6,074	5,877
Issued in Lieu of Cash Distributions	308	274
Redeemed	(2,869)	(3,324)
Net Increase (Decrease) in Shares Outstanding	3,513	2,827

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In February 2013, Vanguard announced plans to reallocate 20% of the fund’s fixed income exposure to foreign bonds, through an investment in Vanguard Total International Bond Index Fund. The fund’s overall fixed income allocation and its strategic asset allocation are not changing. The transition is expected to be completed by June 30, 2013.

33

Managed Payout Distribution Focus Fund

Fund Profile
As of December 31, 2012

Total Fund Characteristics
Ticker Symbol	VPDFX
30-Day SEC Yield	1.94%
Acquired Fund Fees and Expenses[1]	0.46%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	33.2%
Vanguard Total Bond Market II Index Fund
Investor Shares	14.9
Vanguard Market Neutral Fund Investor
Shares	14.9
Vanguard Total International Stock Index
Fund Investor Shares	14.1
Vanguard REIT Index Fund Investor
Shares	10.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.0
Commodities	7.9

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
		DJ U.S.
	Managed Payout	Total
	Distribution Focus	Market
	Composite Index	FA Index
R-Squared	0.99	0.93
Beta	1.03	0.60
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. For the fiscal year ended December 31, 2012, the fund’s annualized expense figure totals 0.51%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.48%. (Approximately 63% of the last amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

34

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2012
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2012

		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment

Managed Payout Distribution Focus
Fund	9.39%	2.73%	$28,342
Managed Payout Distribution Focus
•••••••• Composite Index	9.97	2.62	28,202
Dow Jones U.S. Total Stock Market
Float Adjusted Index	16.38	3.09	28,807
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2012

For a benchmark description, see the Glossary.

See Financial Highlights for dividend and capital gains information.

35

Managed Payout Distribution Focus Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (92.2%)
U.S. Stock Funds (43.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	5,628,782	200,610
	Vanguard REIT Index Fund Investor Shares	2,775,334	60,641
			261,251
International Stock Fund (14.1%)
	Vanguard Total International Stock Index Fund Investor Shares	5,698,701	85,366

Bond Funds (20.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	8,244,376	90,441
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,934,498	30,284
			120,725

Market Neutral Fund (14.9%)
	Vanguard Market Neutral Fund Investor Shares	8,869,683	90,116

Total Investment Companies (Cost $516,324)			557,458
Temporary Cash Investments (7.8%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.162%	199,367	199

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (7.8%)
3	United States Treasury Bill, 0.033%-0.043%, 1/24/13	12,029	12,029
3	United States Treasury Bill, 0.084%, 3/28/13	5,600	5,599
3	United States Treasury Note/Bond, 1.375%, 1/15/13	8,346	8,350
3	United States Treasury Note/Bond, 0.625%, 1/31/13	2,492	2,493
3	United States Treasury Note/Bond, 2.875%, 1/31/13	6,650	6,665
3	United States Treasury Note/Bond, 1.375%, 2/15/13	3,387	3,392
3,[4] United States Treasury Note/Bond, 2.750%, 2/28/13		8,578	8,614
			47,142
Total Temporary Cash Investments (Cost $47,340)			47,341
Total Investments (100.0%) (Cost $563,664)			604,799

36

Managed Payout Distribution Focus Fund

Market
Value
($000)
Other Assets and Liabilities (0.0%)
Other Assets	2,411
Liabilities	(2,430)
(19)
Net Assets (100%)
Applicable to 40,829,723 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	604,780
Net Asset Value Per Share	$14.81

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	565,619
Overdistributed Net Investment Income	(1,495)
Accumulated Net Realized Losses	(469)
Unrealized Appreciation (Depreciation)
Investment Securities	41,135
Swap Contracts	(10)
Net Assets	604,780

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 7.9%
and -0.1%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout Distribution Focus Fund.
4 Securities with a value of $1,100,000 have been segregated as collateral for open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Managed Payout Distribution Focus Fund

Consolidated Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Income Distributions Received	10,384
Interest	59
Total Income	10,443
Expenses—Note B
Management and Administrative	181
Total Expenses	181
Net Investment Income	10,262
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,008
Investment Securities Sold	4,762
Swap Contracts	(1,928)
Realized Net Gain (Loss)	3,842
Change in Unrealized Appreciation (Depreciation)
Investment Securities	30,787
Swap Contracts	1,557
Change in Unrealized Appreciation (Depreciation)	32,344
Net Increase (Decrease) in Net Assets Resulting from Operations	46,448

See accompanying Notes, which are an integral part of the Financial Statements.

38

Managed Payout Distribution Focus Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,262	8,768
Realized Net Gain (Loss)	3,842	279
Change in Unrealized Appreciation (Depreciation)	32,344	(3,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,448	5,357
Distributions
Net Investment Income	(11,713)	(4,126)
Realized Capital Gain[1]	(2,876)	(6,141)
Return of Capital	(25,437)	(51,923)
Total Distributions	(40,026)	(62,190)
Capital Share Transactions
Issued	198,550	201,801
Issued in Lieu of Cash Distributions	13,418	41,568
Redeemed	(68,740)	(68,837)
Net Increase (Decrease) from Capital Share Transactions	143,228	174,532
Total Increase (Decrease)	149,650	117,699
Net Assets
Beginning of Period	455,130	337,431
End of Period[2]	604,780	455,130

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $1,604,000 and $1,009,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,495,000) and $1,567,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Managed Payout Distribution Focus Fund

Consolidated Financial Highlights

					April. 21,
					2008[1], to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.57	$16.53	$15.60	$13.84	$20.00
Investment Operations
Net Investment Income	.277	.339[2]	.336[2]	.433[2]	.448[2]
Capital Gain Distributions Received	.030	.051[2]	.080[2]	.010[2]	.084[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.029	(.082)	1.581	2.497	(5.758)
Total from Investment Operations	1.336	.308	1.997	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.324)	(.157)	(.755)	(.709)	—
Distributions from Realized Capital Gains	(.075)†	(.217)*	—	—	—
Return of Capital	(.697)	(1.894)	(.312)	(.471)	(.934)
Total Distributions	(1.096)	(2.268)	(1.067)	(1.180)	(.934)
Net Asset Value, End of Period	$14.81	$14.57	$16.53	$15.60	$13.84

Total Return	9.39%	1.84%	13.43%	22.56%	-26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$605	$455	$337	$190	$89
Ratio of Total Expenses to Average Net Assets	0.03%[3]	—	—	—	—
Acquired Fund Fees and Expenses	0.48%	0.42%	0.38%	0.45%	0.45%[3]
Ratio of Net Investment Income to
Average Net Assets	1.90%	2.07%	2.14%	3.02%	4.01%[3]
Portfolio Turnover Rate	33%	43%	47%[4]	48%[5]	82%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
† Includes $.031 from long-term capital gains and $.044 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
* Includes $.178 from long-term capital gains and $.039 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Managed Payout Distribution Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

The Consolidated Financial Statements include Vanguard MPF Portfolio III (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC, which commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2012, the fund held $47,397,000 in the subsidiary, representing 7.8% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Statement of Net Assets.

41

Managed Payout Distribution Focus Fund

During the year ended December 31, 2012, the fund’s average amount of total return swaps (including the subsidiary’s investments) represented 10% of net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2012, the monthly distribution was $.0830 per share. The fund also distributed $0.100 per share ($0.005 ordinary income, $0.031 long-term gains, and $0.064 return of capital) to shareholders of record on December 27, 2012. Effective January 1, 2013, the monthly distribution rate is $.0860 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

42

Managed Payout Distribution Focus Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s consolidated investments as of
December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	557,458	—	—
Temporary Cash Investments	199	47,142	—
Swap Contracts—Liabilities	—	(10)	—
Total	557,657	47,1 2	—

D. At December 31, 2012, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	$000)
Credit Suisse Custom 34
Total Return Index	1/31/13	CS	47,947	(0.42%)	(10)
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $1,928,000 on swap contracts, other realized losses of $65,000, and $382,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2012, the fund had no ordinary income or capital gains available for distribution. Net investment losses of the subsidiary of $1,495,000 cannot be deducted by the fund in the current year; these losses may be carried forward to offset future taxable income of the subsidiary, but may not be used directly to offset other taxable income of the fund.

43

Managed Payout Distribution Focus Fund

At December 31, 2012, the cost of investment securities for tax purposes was $564,133,000. Net unrealized appreciation of investment securities for tax purposes was $40,666,000, consisting of unrealized gains of $42,455,000 on securities that had risen in value since their purchase and $1,789,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $297,005,000 of investment securities and sold $161,752,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2012	2011
	Shares	Shares
	(000)	(000)
Issued	13,288	12,271
Issued in Lieu of Cash Distributions	904	2,799
Redeemed	(4,609)	(4,240)
Net Increase (Decrease) in Shares Outstanding	9,583	10,830

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In February 2013, Vanguard announced plans to reallocate 20% of the fund’s fixed income exposure to foreign bonds, through an investment in Vanguard Total International Bond Index Fund. The fund’s overall fixed income allocation and its strategic asset allocation are not changing. The transition is expected to be completed by June 30, 2013.

44

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund:

In our opinion, the accompanying consolidated statements of net assets and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund (constituting separate portfolios of Vanguard Valley Forge Funds, hereafter referred to as the “Funds”) at December 31, 2012, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2013

45

Special 2012 tax information (unaudited) for Managed Payout Funds

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the
Internal Revenue Code.

The funds distributed capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year as follows:

Fund	($000)
Managed Payout Distribution Focus Fund	1,272

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Managed Payout Growth Focus Fund	986
Managed Payout Growth and Distribution Fund	3,962
Managed Payout Distribution Focus Fund	5,428

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Managed Payout Growth Focus Fund	42.0%
Managed Payout Growth and Distribution Fund	35.3
Managed Payout Distribution Focus Fund	27.4

46

Your Funds’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Funds
Periods Ended December 31, 2012
		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Growth Focus Fund
Returns Before Taxes	13.24%	1.77%
Returns After Taxes on Distributions	12.54	1.07
Returns After Taxes on Distributions and Sale of Fund Shares	8.91	1.15

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Growth and Distribution Fund
Returns Before Taxes	11.02%	2.41%
Returns After Taxes on Distributions	10.35	1.57
Returns After Taxes on Distributions and Sale of Fund Shares	7.40	1.60

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Distribution Focus Fund
Returns Before Taxes	9.39%	2.73%
Returns After Taxes on Distributions	8.64	1.81
Returns After Taxes on Distributions and Sale of Fund Shares	6.35	1.84

47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. Each Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

48

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,063.88	$1.72
Managed Payout Growth and Distribution Fund	$1,000.00	$1,052.11	$2.12
Managed Payout Distribution Focus Fund	$1,000.00	$1,044.45	$2.52

Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.54	$1.68
Managed Payout Growth and Distribution Fund	$1,000.00	$1,023.14	$2.09
Managed Payout Distribution Focus Fund	$1,000.00	$1,022.80	$2.50

These calculations are based on the funds’ expense ratios for the most recent six-month period together with their acquired fund fees and expenses. The combined, annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.33%, 0.41%, and 0.49%. The dollar amounts shown as “Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

49

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Distribution Focus Composite Index: Weighted 12% MSCI All Country World ex USA Investable Market Index and 28% MSCI US Broad Market Index (40% FTSE All-World Index through December 31, 2010); 20% Barclays U.S. Aggregate Float Adjusted Index (20% Barclays U.S. Aggregate Bond Index through December 31, 2009); 10% Barclays U.S. Treasury Inflation Protected Securities Index; 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth Focus Composite Index: Weighted 19.5% MSCI All Country World ex USA Investable Market Index and 45.5% MSCI US Broad Market Index (65% FTSE All-World Index through December 31, 2010); 5% Barclays U.S. Aggregate Float Adjusted Index (5% Barclays U.S. Aggregate Bond Index through December 31, 2009); 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

50

Managed Payout Growth and Distribution Composite Index: Weighted 15% MSCI All Country World ex USA Investable Market Index and 35% MSCI US Broad Market Index (50% FTSE All-World Index through December 31, 2010); 15% Barclays U.S. Aggregate Float Adjusted Index (15% Barclays U.S. Aggregate Bond Index through December 31, 2009); 15% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001. [2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2012: $94,000
Fiscal Year Ended December 31, 2011: $90,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2012: $4,809,780
Fiscal Year Ended December 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2012: $1,812,565
Fiscal Year Ended December 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2012: $490,518
Fiscal Year Ended December 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2012: $16,000
Fiscal Year Ended December 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2012: $506,518
Fiscal Year Ended December 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 14, 2013
VANGUARD VALLEY FORGE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 14, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.